As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-80481
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 9                        [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]

                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

  PATRICIA R. HATLER, SECRETARY ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 2, 2003 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                     Account


                  The date of this prospectus is May 1, 2003.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

o    American Century: Growth - Investor Class
o    American Century: Income & Growth - Advisor Class
o    American Century: International Growth - Advisor Class
o    American Century: Short Term Government - Investor Class
o    American Century: Ultra - Investor Class
o    Dreyfus Appreciation Fund, Inc.
o    Dreyfus Balanced Fund, Inc.
o    Dreyfus Premier Third Century Fund, Inc. - Class Z
o    Federated High Yield Trust*
o    Federated Intermediate Income Fund - Institutional Service Shares
o    Fidelity Advisor Equity Growth Fund - Class A
o    Fidelity Advisor Equity Income Fund - Class A
o    Fidelity Advisor Growth Opportunities Fund - Class A
o    Fidelity Advisor Overseas Fund - Class A
o    Franklin Balance Sheet Investment Fund - Class A
o    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
o    Franklin Small-Mid Cap Growth Fund (formerly, Franklin Small Cap Growth
     Fund) - Class A
o    Gartmore Government Bond Fund (formerly, Nationwide(R)Government Bond Fund)
     - Class D
o    Gartmore Growth Fund (formerly, Nationwide Growth Fund) - Class D
o    Gartmore GMF Investor Destinations Funds
     >> Gartmore GMF Investor Destinations Conservative Fund (formerly, Nationwide(R)Investor Destinations Conservative Fund) - Service Class
     >> Gartmore GMF Investor Destinations Moderately Conservative Fund (formerly, Nationwide(R)Investor Destinations Moderately Conservative
          Fund) - Service Class
     >> Gartmore GMF Investor Destinations Moderate Fund (formerly, Nationwide(R) Investor Destinations Moderate Fund) - Service Class
     >> Gartmore GMF Investor Destinations Moderately Aggressive Fund (formerly, Nationwide(R) Investor Destinations Moderately Aggressive
          Fund) - Service Class
     >> Gartmore GMF Investor Destinations Aggressive Fund (formerly, Nationwide(R)Investor Destinations Aggressive Fund) - Service Class

o    Gartmore Large Cap Value Fund (formerly, Nationwide(R) Large Cap Value
     Fund) - Class A
o Gartmore Money Market Fund (formerly, Nationwide(R) Money Market Fund) - Service Shares
o    Gartmore Total Return Fund (formerly, Nationwide Fund) - Class D
o    Gartmore Value Opportunities Fund (formerly, Nationwide Value Opportunities
     Fund) - Class A
o Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
o    INVESCO Dynamics Fund - Investor Class
o    INVESCO Small Company Growth Fund - Investor Class
o    Janus Adviser Balanced Fund - I Shares
o    Janus Adviser International Fund - I Shares
o    Janus Adviser Worldwide Fund - I Shares
o    Nationwide(R) Bond Index Fund - Class A
o    Nationwide(R) International Index Fund - Class A
o    Nationwide(R) Large Cap Growth Fund (formerly, Prestige Large Cap Growth
     Fund) - Class A
o    Nationwide(R) Mid Cap Market Index Fund - Class A
o    Nationwide(R) Small Cap Fund (formerly, Prestige Small Cap Fund) - Class A
o    Nationwide(R) Small Cap Index Fund - Class A
o    Nationwide(R) S&P 500(R) Index Fund - Service Class
o Neuberger Berman Genesis Fund - Trust Class (formerly, Neuberger Berman Genesis Trust)
o    Oppenheimer Capital Appreciation Fund - Class A
o    Oppenheimer Champion Income Fund - Class A o Oppenheimer Global Fund -
     Class A
o    Oppenheimer Strategic Income Fund - Class A o PIMCO Total Return Fund -
     Class A
o    Putnam International Equity Fund - Class A
o    Putnam Voyager Fund - Class A
o Strong Advisor Common Stock Fund, Inc. - Class Z (formerly, Strong Common Stock Fund, Inc.)
o Strong Advisor Mid Cap Growth Fund - Class Z (formerly, Strong Mid Cap Growth Fund)
o    Strong Growth & Income Fund - Investor Class
o    Templeton Foreign Fund - Class A
o    Van Kampen Growth Fund - Class A
o    Van Kampen Growth and Income Fund - Class A
o    Van Kampen Real Estate Securities Fund - Class A
o    Waddell & Reed Advisors Small Cap Fund - Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE)
RECEIVED ON OR AFTER OCTOBER 2, 2000:
o    Dreyfus Emerging Leaders Fund
o    Janus Worldwide Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR
WERE) RECEIVED ON OR AFTER OCTOBER 31, 2001:
o    Janus Fund
o    Janus Twenty Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2003:
o    Federated Bond Fund - Class F
o    Federated Equity Income Fund - Class F
o    Fidelity Advisor Balanced Fund - Class A
o Fidelity Advisor High Income Advantage - Class T* (formerly, Fidelity Advisor High Yield Fund - Class T)
o    Gartmore Bond Fund - Class D (formerly, Nationwide(R) Fund - Class D
o    INVESCO Total Return Fund - Investor Class
o    Lazard Small Cap Portfolio - Open Shares
o Neuberger Berman Guardian - Trust Class (formerly, Neuberger Berman Guardian Trust)
o Neuberger Berman Partners Fund - Trust Class (formerly, Neuberger Berman Partners Trust)


*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.


Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

--------------------------------------------------------------------------------


The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account including the Condensed Financial Information for the variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 40.

--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; or
o    Nationwide's privacy statement,


call:    1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:
                              WWW.BESTOFAMERICA.COM
THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY
     FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................


TYPES OF CONTRACTS..........................................
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs

INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS.............................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option

OWNERSHIP RIGHTS............................................
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................

SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT..................................................

SERVICES....................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................


ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options


DEATH BENEFITS..............................................
     Death of Contract/Owner Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................
     Required Distributions-General Information
     Required Distributions for Individual Retirement
        Annuities, SEP IRAs Simple IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift and Generation Skipping Transfer
        Taxes
     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................

LEGAL PROCEEDINGS...........................................

ADVERTISING.................................................

SUB-ACCOUNT PERFORMANCE SUMMARY.............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....

APPENDIX A: UNDERLYING MUTUAL FUNDS.........................

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.


------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------- ------
STANDARD CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                              2
(as a percentage of purchase payments surrendered)......................................................................      0%
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                     RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------- ----------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)2

     MORTALITY AND EXPENSE RISK CHARGE..................................................................................  1.20%
------------------------------------------------------------------------------------------------------------------------- ----------

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account annual expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 3
------------------------------------------------------------------------------------------------------------------------- ----------

CDSC OPTIONS
An applicant may elect one of the following CDSC options in exchange for a reduction in variable account annual expenses.


     7 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................    (0.25%)4
     Total Variable Account Charges (including this option only)........................................................     0.95%

     5 YEAR CDSC OPTION (maximum CDSC: 7% of purchase payments surrendered).............................................    (0.10%)5
     Total Variable Account Charges (including this option only)........................................................     1.10%
------------------------------------------------------------------------------------------------------------------------------------
                            [CONTINUED ON NEXT PAGE]
------------------------------------------------------------------------------------------------------------------------------------


-----------------
1 The standard contract does not include a CDSC. However, if the applicant chooses, one of two available CDSC schedules may be elected in return for a reduction in their variable account annual expenses. \

2 These charges apply only
to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

3 Not all optional benefits are available in every state. Optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges/reductions will only apply to allocations made to the sub-accounts and are calculated daily as a percentage of the average daily variable account value.

4 Range of 7 year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

5 Range of 5 year CDSC over time:
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------


------------------------------------------------------------------------------------------------------------------------------------
                                               ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------- ----------

REDUCED PURCHASE PAYMENT OPTION

     REDUCED PURCHASE PAYMENT OPTION (in states other than Oregon)......................................................  0.25%1
     Total Variable Account Charges (including this option only in Oregon)..............................................  1.45%

     REDUCED PURCHASE PAYMENT OPTION (in Oregon only)...................................................................  0.30%2
     Total Variable Account Charges (in Oregon only)....................................................................  1.50%
------------------------------------------------------------------------------------------------------------------------- ----------

DEATH BENEFIT OPTIONS
An applicant may purchase one or more of the following Death Benefit Options as a replacement for the standard death benefit.

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER
     OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANTS MAY ELECT ONLY ONE):

         OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.........................................................................  0.05%
         Total Variable Account Charges (including this option only)....................................................  1.25%

         OPTIONAL ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION........
         Total Variable Account Charges (including this option only)....................................................  0.15%
                                                                                                                          1.35%

         OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL
         PROTECTION.....................................................................................................  0.20%
         Total Variable Account Charges (including this option only)....................................................  1.40%

     DEATH BENEFIT OPTIONS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2,
     2001 OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE
     APPLICABLE CONTRACT MODIFICATIONS (APPLICANTS MAY ELECT ONE OR BOTH):

         OPTIONAL FIVE-YEAR RESET DEATH BENEFIT.........................................................................  0.05%
         Total Variable Account Charges (including this option only)....................................................  1.25%

         OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT........................................................................  0.10%
         Total Variable Account Charges (including this option only)....................................................  1.30%
------------------------------------------------------------------------------------------------------------------------- ----------

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 3
For contracts issued prior to May 1, 2003, an applicant could purchase one of the following Guaranteed Minimum Income Benefit Options.

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 1.........................................................................  0.45%
     Total Variable Account Charges (including this option only)........................................................  1.65%

     GUARANTEED MINIMUM INCOME BENEFIT OPTION 2.........................................................................  0.30%
     Total Variable Account Charges (including this option only)........................................................  1.50%
------------------------------------------------------------------------------------------------------------------------------------
                            [CONTINUED ON NEXT PAGE]
------------------------------------------------------------------------------------------------------------------------------------


1 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

2 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

3    Effective May 1, 2003, these options are no longer available.

------------------------------------------------------------------------------------------------------------------------------------
                                               ADDITIONAL CONTRACT OPTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------- ----------

BENEFICIARY PROTECTOR OPTION............................................................................................  0.40%
Total Variable Account Charges (including this option)..................................................................  1.60%


In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Options will be lowered by 0.40% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------- ----------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts).........................................................  1.20%

Reduced Purchase Payment Option (in Oregon).............................................................................  0.30%

Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver.........................  0.20%

Guaranteed Minimum Income Benefit Option 1..............................................................................  0.45%

Beneficiary Protector Option............................................................................................  0.40%
------------------------------------------------------------------------------------------------------------------------- ----------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.........................................................................  2.55%
------------------------------------------------------------------------------------------------------------------------- ----------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.59%                  1.82%
management fees, distribution (12b-1) fees, and other expenses)

--------------------------------------------------------------------------------- ---------------------- ----------------------

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.55%). For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.82%)                                                                       *
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.59%)                                                                       *
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.



SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:

o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans;*
o    Roth IRAs;
o    Simplified Employee Pension (SEP IRAs); and
o    Simple IRAs.

*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.


Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account annual expenses. An optional CDSC schedule may only be elected at the time of application. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.


If the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. For contracts issued in the State of Oregon ONLY, if the contract owner has elected the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return, Nationwide will deduct an additional charge equal to an annualized rate of 0.30% of the daily net assets of the variable account.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected, or 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected.

For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.


For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."


Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements,

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 6% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The mortality risk portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk portion also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any charges or reductions to the variable account annual expenses that are the result of optional benefits will be waived and only those charges applicable to the base contract will be assessed.

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN AN OPTIONAL CDSC SCHEDULE, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction in expenses, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

                   7 Year CDSC Schedule
------------------------------ ----------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ----------------------------
              0                            7%
------------------------------ ----------------------------
              1                            7%
------------------------------ ----------------------------
              2                            6%
------------------------------ ----------------------------
              3                            5%
------------------------------ ----------------------------
              4                            4%
------------------------------ ----------------------------
              5                            3%
------------------------------ ----------------------------
              6                            2%
------------------------------ ----------------------------
              7                            0%
------------------------------ ----------------------------

5 Year CDSC Option

In exchange for a REDUCTION equal to an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

                  5 Year CDSC Schedule
------------------------------ ---------------------------
  NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT             CDSC
                                       PERCENTAGE
------------------------------ ---------------------------
              0                            7%
------------------------------ ---------------------------
              1                            7%
------------------------------ ---------------------------
              2                            6%
------------------------------ ---------------------------
              3                            4%
------------------------------ ---------------------------
              4                            2%
------------------------------ ---------------------------
              5                            0%
------------------------------ ---------------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election:

1) the total of all purchase payments, less surrenders, is maintained at $25,000 or more; and

2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

For contracts issued in the State of Oregon ONLY, if the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payments will be $25.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election the total of all purchase payments, less surrenders, is maintained at $15,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either:

o 0.05% of the daily net assets of the variable account (for the Five-Year Reset Death Benefit);

o 0.15% of the daily net assets of the variable account (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection); or

o 0.20% of the daily net assets of the variable account (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection).

The charge assessed depends on which option the contract owner elects. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Spousal Protection feature - there is no additional charge for this feature. The Spousal Protection feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is only available in conjunction with the specified death benefit options and is only available for contracts issued as IRAs and Roth IRAs, provided the following conditions are satisfied:

1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. Only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   the spouses must be co-annuitants;

3)   both co-annuitants must be age 85 or younger at the time of issue;

4)   the spouses must each be named as beneficiaries;

5) no person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to Nationwide's home office. In addition, the date of marriage must be after the election of the death benefit option.

Long Term Care Facility and Terminal Illness Benefit

The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection and the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection both offer a Long Term Care Facility and Terminal Illness benefit available at no additional charge. If, at the time of application, the purchaser elected an optional CDSC schedule, no CDSC will be assessed against withdrawals, provided the conditions described below are satisfied. If, at the time of application, the purchaser did not elect an optional CDSC schedule, the Terminal Illness benefit is inapplicable, as no CDSC applies to withdrawals from the contract.

If the purchaser elected an optional CDSC schedule, no CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and


4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% (for the Five-Year Reset Death Benefit) or 0.10% (for the One-Year Step Up Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

Five-Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.

A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.


The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.


Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced to $1,000 for the initial purchase payment and $25 for subsequent purchase payments.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts; and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account annual expenses, which may include charges and/or reductions for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts 12 times per year.


Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determines to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

RIGHT TO REVOKE


Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.


Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected an optional CDSC schedule. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account annual expenses;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.
SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.


Contract owners direct Nationwide to automatically transfer specified amounts from the Gartmore Money Market Fund - Service Shares to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)   the lesser of:

     a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

     b)   10% of the contract value;

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").


ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by: 1) deducting applicable premium taxes from the total contract value; then 2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.


What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o    The contract is issued to a MALE at age 55, 65, or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                  7 Years in Accumulation
           $140,710.04 for GMIB at Annuitization
-------------- -------------- ---------------- ------------
 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- ------------
     55             62             $4.72         $664.15
-------------- -------------- ---------------- ------------
     65             72             $5.96         $838.63
-------------- -------------- ---------------- ------------
     70             77             $6.79         $955.42
-------------- -------------- ---------------- ------------

                 10 Years in Accumulation
           $162,889.46 for GMIB at Annuitization
-------------- -------------- ---------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- -------------- ---------------- -----------
     55             65             $5.03         $819.33
-------------- -------------- ---------------- -----------
     65             75             $6.44       $1,049.01
-------------- -------------- ---------------- -----------
     70             80             $7.32       $1,192.35
-------------- -------------- ---------------- -----------

                 15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
-------------- --------------- --------------- -----------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-------------- --------------- --------------- -----------
     55              70           $5.66        $1,132.00
-------------- --------------- --------------- -----------
     65              80           $7.32        $1,464.00
-------------- --------------- --------------- -----------
     70              85           $8.18        $1,636.00
-------------- --------------- --------------- -----------

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary: 1) after the contract has been in effect for seven years; and 2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include: o Life Annuity; o Joint and Survivor Annuity; and o Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**


The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.


--------------------------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract. GMIB may not be approved in all states.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select a death benefit option at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection (available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five-Year Reset Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is not due to payment of the death benefit may be subject to a CDSC if the contract owner elected and optional CDSC schedule.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION


In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, and Roth IRAs after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in an Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.


See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.


Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Simple IRAs; and

o    Roth IRAs.

This discussion is not intended to serve as tax advice. Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs or Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs


Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:


o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).


If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:


o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.


All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


A "yield" and "effective yield" may be advertised for the Gartmore Money Market
Fund: Service Shares. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Gartmore Money Market Fund: Service Shares' units. Yield is an annualized figure, which means that it is assumed that the Gartmore Money Market Fund:
Service Shares generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.55% (the maximum variable account charges if the most expensive optional benefits are chosen) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.20%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002  to 12/31/2002     Account
--------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                  -33.05%         -4.45%         2.92%        01/02/85
--------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Advisor Class          -27.14%            N/A       -18.49%        05/01/00
--------------------------------------------------------------------------------------------------------------------
American Century: International Growth - Advisor Class     -27.03%            N/A       -25.77%        05/01/00
--------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government - Investor          -4.45%          2.18%         2.52%        01/02/85
Class
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class                   -30.35%         -3.34%         3.71%        10/15/93
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                            -24.91%            N/A        -2.08%        01/05/98
--------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                -24.30%            N/A        -3.79%        01/05/98
--------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund                              -27.65%            N/A       -14.72%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z         -36.00%         -7.68%         2.80%        01/04/93
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               -2.80%          0.99%         2.58%        11/01/96
--------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund - Class F                     -26.98%            N/A       -23.25%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                  -9.29%         -5.01%        -5.01%        12/31/97
--------------------------------------------------------------------------------------------------------------------
Federated Intermediate Income Fund - Institutional          -0.81%            N/A         3.82%        09/29/00
Service Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class A                   -17.35%            N/A       -10.02%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Growth Fund - Class A              -37.04%            N/A       -30.29%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class A              -23.42%            N/A        -7.44%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A       -29.62%            N/A       -23.26%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Income Advantage Fund - Class T      -13.02%         -5.17%        -0.07%        12/18/95
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas Fund - Class A                   -27.62%            N/A       -25.23%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet Investment Fund - Class A           -14.78%            N/A         2.62%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund      -19.52%            N/A         0.69%        01/05/98
- Class A
--------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class A               -36.18%            N/A       -27.64%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund - Class D                                -0.46%          2.95%         3.98%        01/02/85
--------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund - Class D                      1.15%          4.10%         4.60%        12/18/95
--------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund - Class D                             -35.39%        -15.25%         1.53%        01/02/85
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Conservative Fund         8.90%            N/A        -3.82%        10/02/00
- Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderately              -13.21%            N/A        -7.74%        10/02/00
Conservative Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderate Fund -         -18.03%            N/A       -12.24%        10/02/00
Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderately              -22.46%            N/A       -16.54%        10/02/00
Aggressive Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Aggressive Fund -       -26.05%            N/A       -19.88%        10/02/00
Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund - Class A                    -21.87%            N/A        -5.42%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund - Service Shares                 -8.43%            N/A        -1.73%        04/28/00
--------------------------------------------------------------------------------------------------------------------
Gartmore Total Return Fund - Class D                       -24.90%         -4.79%         5.63%        01/02/85
--------------------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund- Class A                 -22.39%            N/A        -7.89%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - J.P. Morgan GVIT       -20.53%            N/A       -17.16%        08/01/01
Balanced Fund -  Class I
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002  to 12/31/2002     Account
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund - Investor Class                     -39.36%            N/A       -10.26%        12/23/98
--------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth Fund - Investor Class         -37.82%            N/A       -27.56%        05/01/00
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund - Investor Class                 -20.65%            N/A       -10.06%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund - I Shares                     -15.33%            N/A       -10.82%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Janus Adviser International Fund - I Shares                -32.59%            N/A       -29.52%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - I Shares                    -32.94%            N/A       -29.32%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Janus Fund                                                 -34.35%         -4.72%         2.22%        12/18/95
--------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                          -31.14%         -2.59%         5.49%        10/15/93
--------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                       -32.95%         -3.71%         0.36%        11/01/96
--------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                   -25.53%            N/A         0.70%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund - Class A                        -0.28%            N/A         4.60%        09/29/00
--------------------------------------------------------------------------------------------------------------------
Nationwide International Index Fund - Class A              -25.42%            N/A       -23.59%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund - Class A                 -35.00%            N/A       -15.26%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund - Class A             -23.22%            N/A       -13.40%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund - Class A                        -26.18%            N/A        -2.90%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund - Class A                  -28.35%            N/A       -15.94%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Service Class             -29.92%            N/A       -10.70%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Fund - Trust Class                -12.90%            N/A         3.66%        01/05/98
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund - Trust Class               -32.85%            N/A       -17.33%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund - Trust Class               -31.95%            N/A       -14.83%        05/01/00
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                          -29.72%            N/A         8.56%        01/04/93
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund - Class A            -33.17%            N/A       -25.21%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund - Class A                 -2.83%            N/A        -0.99%        10/02/00
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund - Class A                           -0.06%            N/A         5.20%        09/29/00
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Common Stock Fund, Inc. - Class Z           -26.83%            N/A        -0.16%        12/23/98
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund - Class Z               -43.56%            N/A       -41.84%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Strong Growth & Income Fund - Investor Class               -29.16%            N/A       -27.57%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                           -17.21%         -1.97%         2.71%        02/01/95
--------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                           to
                                                           1 Year         5 Years      12/31/2002      Date Fund
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002   or Life of      Effective
                                                                                          Fund
--------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                  -32.12%         -3.13%          4.34%       06/30/71
--------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Advisor Class          -26.13%         -2.45%          8.13%       12/17/90
--------------------------------------------------------------------------------------------------------------------
American Century: International Growth - Advisor Class     -26.01%         -2.57%          5.99%       05/09/91
--------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government - Investor          -3.03%          3.65%          3.94%       12/15/82
Class
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class                   -29.39%         -2.00%          7.22%       11/02/81
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                            -23.87%         -0.41%          8.31%       01/18/84
--------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                -23.25%         -2.32%          5.12%       09/30/92
--------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund                              -26.64%          1.41%         13.34%       09/29/95
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z         -35.11%         -6.40%          4.13%       03/29/72
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               -1.35%          2.44%          5.68%       05/20/87
--------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund - Class F                     -25.96%         -4.92%          4.52%       11/12/93
--------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                  -8.06%         -3.72%          3.54%       08/23/84
--------------------------------------------------------------------------------------------------------------------
Federated Intermediate Income Fund - Institutional           0.64%          4.43%          5.37%       12/20/93
Service Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class A                   -16.20%         -1.49%          4.54%       01/06/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Growth Fund - Class A              -36.17%         -2.82%          6.85%       11/22/83
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class A              -22.36%         -0.28%          8.78%       04/25/83
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A       -28.64%         -8.78%          4.61%       11/18/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Income Advantage Fund - Class T      -11.82%         -3.85%          4.05%       01/05/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas Fund - Class A                   -26.62%         -5.67%          3.70%       04/23/90
--------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet Investment Fund - Class A           -13.60%          3.51%         11.00%       04/02/90
--------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund      -18.41%          2.14%         10.25%       07/01/49
- Class A
--------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class A               -35.30%         -2.11%          9.40%       02/14/92
--------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund - Class D                                 0.99%          4.39%          5.39%       03/03/80
--------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund - Class D                      2.65%          5.58%          6.01%       02/10/92
--------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund - Class D                             -34.49%        -14.08%         -0.17%       02/27/61
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Conservative Fund        -7.64%            N/A         -1.66%       03/30/00
- Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderately              -12.01%            N/A         -5.34%       03/30/00
Conservative Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderate Fund -         -16.89%            N/A         -9.38%       03/30/00
Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Moderately              -21.38%            N/A        -13.76%       03/30/00
Aggressive Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Aggressive Fund -       -25.02%            N/A        -17.20%       03/30/00
Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund - Class A                    -20.78%            N/A         -3.23%       11/02/98
--------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund - Service Shares                 -7.19%          1.99%          2.93%       03/03/80
--------------------------------------------------------------------------------------------------------------------
Gartmore Total Return Fund - Class D                       -23.85%         -3.47%          7.10%       05/11/33
--------------------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund - Class A                -21.31%            N/A          2.41%       12/29/99
--------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - J.P. Morgan GVIT       -19.43%         -3.68%         -3.13%       10/31/97
Balanced Fund - Class I
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund - Investor Class                     -38.52%         -4.54%          6.01%       09/01/67
--------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth Fund - Investor Class         -36.95%         -2.11%          6.04%       12/27/91
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund - Investor Class                 -19.55%         -3.28%          5.70%       09/22/87
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund - I Shares                     -14.15%          6.03%          7.84%       04/30/97
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                           to
                                                           1 Year         5 Years      12/31/2002      Date Fund
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002   or Life of      Effective
                                                                                          Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser International Fund - I Shares                -31.66%         -0.87%          1.08%       04/30/97
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - I Shares                    -32.01%         -1.10%          1.48%       04/30/97
--------------------------------------------------------------------------------------------------------------------
Janus Fund                                                 -33.44%         -3.40%          5.57%       02/05/70
--------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                          -30.19%         -1.24%          7.22%       04/26/85
--------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                       -32.02%         -2.37%          7.95%       05/15/91
--------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                   -24.49%         -2.23%          1.96%       01/30/97
--------------------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund - Class A                         1.17%          5.24%          6.29%       04/03/97
--------------------------------------------------------------------------------------------------------------------
Nationwide International Index Fund - Class A              -24.38%            N/A        -20.32%       12/29/99
--------------------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund - Class A                 -34.09%            N/A        -10.73%       11/02/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund - Class A             -22.15%            N/A         -3.18%       12/29/99
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund - Class A                        -25.16%            N/A         -0.37%       11/02/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund - Class A                  -27.36%         -3.84%          0.94%       04/09/97
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Service Class             -28.95%            N/A         -7.03%       07/24/98
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Fund - Trust Class                -10.87%          4.93%         11.98%       09/26/88
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund - Trust Class               -31.92%         -6.51%          3.99%       06/01/50
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund - Trust Class               -31.00%         -5.49%          6.44%       01/20/75
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                          -28.74%          2.96%         10.02%       12/22/69
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund - Class A            -32.24%          0.29%          8.50%       01/22/81
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund - Class A                 -1.41%          1.68%          5.49%       10/16/89
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund - Class A                            1.40%          5.76%          6.49%       05/11/87
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Common Stock Fund, Inc. - Class Z           -25.82%          1.26%          9.87%       12/29/89
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund - Class Z               -42.78%         -4.77%         -1.93%       12/31/96
--------------------------------------------------------------------------------------------------------------------
Strong Growth & Income Fund - Investor Class               -28.18%         -2.28%          6.35%       12/29/95
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                           -16.06%         -0.61%          6.21%       10/05/82
--------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC

--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                           to
                                                           1 Year         5 Years      12/31/2002      Date Fund
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002   or Life of      Effective
                                                                                          Fund
--------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                  -27.02%         -2.33%          4.34%         06/30/71
--------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Advisor Class          -20.57%         -1.65%          8.13%         12/17/90
--------------------------------------------------------------------------------------------------------------------
American Century: International Growth - Advisor Class     -20.44%         -1.77%          5.99%         05/09/91
--------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government - Investor           3.97%          4.33%          3.94%         12/15/82
Class
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class                   -24.07%         -1.19%          7.22%         11/02/81
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                            -18.14%          0.39%          8.31%         01/18/84
--------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                -17.47%         -1.52%          5.12%         09/30/92
--------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund                              -21.12%          2.16%         13.34%         09/29/95
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z         -30.22%         -5.63%          4.13%         03/29/72
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                5.65%          3.15%          5.68%         05/20/87
--------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund - Class F                     -20.39%         -4.14%          4.52%         11/12/93
--------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                  -1.14%         -2.93%          3.54%         08/23/84
--------------------------------------------------------------------------------------------------------------------
Federated Intermediate Income Fund - Institutional           7.64%          5.10%          5.37%         12/20/93
Service Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class A                    -9.89%         -0.68%          4.54%         01/06/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Growth Fund - Class A              -31.36%         -2.02%          6.85%         11/22/83
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class A              -16.52%          0.51%          8.78%         04/25/83
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A       -23.27%         -8.03%          4.61%         11/18/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Income Advantage Fund - Class T       -5.18%         -3.06%          4.05%         01/05/87
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas Fund - Class A                   -21.09%         -4.90%          3.70%         04/23/90
--------------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet Investment Fund - Class A            -7.09%          4.20%         11.00%         04/02/90
--------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund      -12.26%          2.86%         10.25%         07/01/49
- Class A
--------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund - Class A               -30.43%         -1.31%          9.40%         02/14/92
--------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund - Class D                                 7.99%          5.06%          5.39%         03/03/80
--------------------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund - Class D                      9.65%          6.22%          6.01%         02/10/92
--------------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund - Class D                             -29.56%        -13.37%         -0.17%         02/27/61
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor Destinations Conservative Fund        -0.69%            N/A          0.54%         03/30/00
- Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor GMF Destinations Moderately           -5.39%            N/A         -3.19%         03/30/00
Conservative Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor GMF Destinations Moderate Fund       -10.64%            N/A         -7.32%         03/30/00
- Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor GMF Destinations Moderately          -15.46%            N/A        -11.81%         03/30/00
Aggressive Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor GMF Destinations Aggressive          -19.38%            N/A        -15.32%         03/30/00
Fund - Service Class
--------------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund - Class A                    -14.82%            N/A         -2.27%         11/02/98
--------------------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund - Service Shares                 -0.20%          2.72%          2.93%         03/03/80
--------------------------------------------------------------------------------------------------------------------
Gartmore Total Return Fund - Class D                       -18.12%         -2.68%          7.10%         05/11/33
--------------------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund - Class A                -15.39%            N/A          3.98%         12/29/99
--------------------------------------------------------------------------------------------------------------------
Gartmore Variable Insurance Trust - J.P. Morgan GVIT       -13.37%         -2.89%         -2.56%         10/31/97
Balanced Fund - Class I
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund - Investor Class                     -33.89%         -3.76%          6.01%         09/01/67
--------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth Fund - Investor Class         -32.21%         -1.31%          6.04%         12/27/91
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund - Investor Class                 -13.50%         -2.48%          5.70%         09/22/87
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced Fund - I Shares                      -7.69%          6.66%          8.21%         04/30/97
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                           to
                                                           1 Year         5 Years      12/31/2002      Date Fund
                  Sub-Account Option                    to 12/31/2002  to 12/31/2002   or Life of      Effective
                                                                                          Fund
--------------------------------------------------------------------------------------------------------------------
Janus Adviser International Fund - I Shares                -26.51%         -0.06%          1.58%         04/30/97
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund - I Shares                    -26.89%         -0.29%          1.97%         04/30/97
--------------------------------------------------------------------------------------------------------------------
Janus Fund                                                 -28.43%         -2.61%          5.57%         02/05/70
--------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                          -24.93%         -0.43%          7.22%         04/26/85
--------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                       -26.90%         -1.57%          7.95%         05/15/91
--------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                   -18.81%         -1.43%          2.42%         01/30/97
--------------------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund - Class A                         8.17%          5.89%          6.68%         04/03/97
--------------------------------------------------------------------------------------------------------------------
Nationwide International Index Fund - Class A              -18.69%            N/A        -18.95%         12/29/99
--------------------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund - Class A                 -29.13%            N/A         -9.85%         11/02/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund - Class A             -16.29%            N/A         -1.52%         12/29/99
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund - Class A                        -19.53%            N/A          0.59%         11/02/98
--------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund - Class A                  -21.89%         -3.05%          1.44%         04/09/97
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Service Class             -23.60%            N/A         -6.17%         07/24/98
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Fund - Trust Class                 -4.16%          5.58%         11.98%         09/26/88
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund - Trust Class               -26.80%         -5.75%          3.99%         06/01/50
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund - Trust Class               -25.81%         -4.71%          6.44%         01/20/75
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                          -23.38%          3.66%         10.02%         12/22/69
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund - Class A            -27.14%          1.07%          8.50%         01/22/81
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund - Class A                  5.59%          2.42%          5.49%         10/16/89
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund - Class A                            8.40%          6.39%          6.49%         05/11/87
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Common Stock Fund, Inc. - Class Z           -20.23%          2.01%          9.87%         12/29/89
--------------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund - Class Z               -38.47%         -3.99%         -1.43%         12/31/96
--------------------------------------------------------------------------------------------------------------------
Strong Growth & Income Fund - Investor Class               -22.77%         -1.48%          6.54%         12/29/95
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                            -9.74%          0.20%          6.21%         10/05/82
--------------------------------------------------------------------------------------------------------------------



The Oppenheimer Champion Income Fund - Class A, Putnam International Equity Fund
- Class A, Putnam Voyager Fund - Class A, Van Kampen Growth and Income Fund - Class A, Van Kampen Growth Fund - Class A, Van Kampen Real Estate Securities Fund - Class A and Waddell & Reed Advisors Small Cap Fund - Class A were added to the variable account on May 1, 2003. Therefore, no sub-account performance is available.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................142

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY GROWTH - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH - ADVISOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Dividend growth, current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.94%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL GROWTH - ADVISOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.50%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY SHORT TERM GOVERNMENT - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income and limited price volatility.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.59%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS APPRECIATION FUND, INC.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS BALANCED FUND, INC.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS EMERGING LEADERS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after October 2,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED BOND FUND - CLASS F
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED EQUITY INCOME FUND - CLASS F
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


FEDERATED HIGH YIELD TRUST
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.17%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.91%. The investment adviser may discontinue the reimbursements and waivers at any time.


FEDERATED INTERMEDIATE INCOME FUND - INSTITUTIONAL SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.17%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.80%. The investment adviser may discontinue the reimbursements and waivers at any time.


FIDELITY ADVISOR BALANCED FUND - CLASS A
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.94%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.12%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks a yield which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.97%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.73%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND - CLASS T
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.08%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY ADVISOR OVERSEAS FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.55%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.52%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN BALANCE SHEET INVESTMENT FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Mutual Advisers, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment advisor has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.17%. The manager reduced its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. The manager is required by the fund's Board of Directors/Trustees and an exemptive order by the
Securities and Exchange Commission to reduce its fee if the fund invests in a
Franklin Templeton money fund.

FRANKLIN SMALL-MID CAP GROWTH FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisers, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.89%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE BOND FUND - CLASS D
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE GOVERNMENT BOND FUND - CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.82%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The underlying mutual fund operates under an expense cap of 0.82%. The expense cap is guaranteed to remain in effect until February 29, 2004.


GARTMORE GROWTH FUND - CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Sub-adviser:                NorthPointe Capital, LLC
--------------------------- --------------------------------------------------------------------------------------------------------




GARTMORE GMF INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
Sub-adviser:                NorthPointe Capital, LLC
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
DESTINATIONS CONSERVATIVE                                       secondarily,  long term  growth of  capital.  The Fund  invests in a
FUND                                                            target  allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks,  5%  international  stocks,  35% bonds,  and 45%  short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.67%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To  maximize  total   investment   return  by  seeking  income  and,
DESTINATIONS MODERATELY                                         secondarily,  growth  of  capital.  The  Fund  invests  in a  target
CONSERVATIVE FUND                                               allocation  mix of 20%  large  cap  U.S.  stocks,  10% mid cap  U.S.
                                                                stocks,  10%  international  stocks,  35% bonds,  and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.64%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U. S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.62%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U. S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.62%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GMF INVESTOR       Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U. S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.63%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------



GARTMORE LARGE CAP VALUE FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.48%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

GARTMORE MONEY MARKET FUND - SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.75%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

GARTMORE TOTAL RETURN FUND - CLASS D
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.86%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VALUE OPPORTUNITIES FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.44%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.28%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



INVESCO DYNAMICS FUND - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              INVESCO Funds Group, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.21%. The investment adviser may discontinue the reimbursements and waivers at any time.

INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              INVESCO Funds Group, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.45%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

INVESCO TOTAL RETURN FUND - INVESTOR CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              INVESCO Funds Group, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.49%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ADVISER BALANCED FUND - I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.19%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.17%. The reimbursements and waivers are guaranteed to remain in effect until
July 31, 2003.

JANUS ADVISER INTERNATIONAL FUND - I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.26%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.24%. The reimbursements and waivers are guaranteed to remain in effect until
July 31, 2003.

JANUS ADVISER WORLDWIDE FUND - I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.21%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.20%. The reimbursements and waivers are guaranteed to remain in effect until July 31, 2003.


JANUS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after October 31,
2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS TWENTY FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after October 31,
2001.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.87%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS WORLDWIDE FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after October 2,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Lazard Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NATIONWIDE BOND INDEX FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of Lehman Brothers Aggregate Bond Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.71%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

NATIONWIDE INTERNATIONAL INDEX FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Morgan Stanley Capital International(R)EAFE Capitalization
                                                 Weighted Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.75%. The reimbursements and waivers are guaranteed to remain in effect until February 29, 2004.


NATIONWIDE LARGE CAP GROWTH FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust; Sub-adviser, Goldman Sachs Asset Management
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.51%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.44%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

NATIONWIDE MID CAP MARKET INDEX FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the S&P Mid Cap 400(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.71%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

NATIONWIDE SMALL CAP FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund CT; Sub-adviser, INVESCO, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.59%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

NATIONWIDE SMALL CAP INDEX FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund CT
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Match performance of the Russell 2000(R)Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.69%. The reimbursements and waivers are guaranteed to remain in effect until
February 29, 2004.

NATIONWIDE S&P 500 INDEX FUND - SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund CT
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Provide investment results that correspond to the price and yield performance represented by the S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 0.63%. The reimbursements and waivers are guaranteed to remain in effect until February 29, 2004.


NEUBERGER BERMAN GENESIS FUND - TRUST CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN GUARDIAN FUND - TRUST CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN PARTNERS FUND - TRUST CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.03%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER CHAMPION INCOME FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC INCOME FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



PIMCO TOTAL RETURN FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              PIMCO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM INTERNATIONAL EQUITY FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VOYAGER FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG ADVISOR COMMON STOCK FUND, INC. - CLASS Z
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.33%. The investment adviser may discontinue the reimbursements and waivers at any time.

STRONG ADVISOR MID CAP GROWTH FUND - CLASS Z
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.82%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.77%. The investment adviser may discontinue the reimbursements and waivers at any time.

STRONG GROWTH & INCOME FUND - INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.42%. The investment adviser may discontinue the reimbursements and waivers at any time.

TEMPLETON FOREIGN FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Global Advisors Limited
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



VAN KAMPEN GROWTH FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Advisory Corp.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN GROWTH AND INCOME FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN REAL ESTATE SECURITIES FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.67%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

WADDELL & REED ADVISORS SMALL CAP FUND - CLASS A
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with optional benefits yielding the lowest variable account charges possible under the contract (0.95%) and contracts with the highest variable account charges possible under the contract as of December 31, 2002 (2.55%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


              CALLING:     1-800-848-6331, TDD 1-800-238-3035

              WRITING:     Nationwide Life Insurance Company
                           One Nationwide Plaza, RR1-04-F4
                           Columbus, Ohio 43215

              CHECKING ON-LINE AT: www.bestofamerica.com
--------------------------------------------------------------------------------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 0.95%) (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.449502             4.719072          -26.83%          27,964       2002
- Investor Class
                                  8.006373             6.449502          -19.45%          24,480       2001
                                 10.000000             8.006373          -19.94%          18,894       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.090015             6.442445          -20.37%          70,142       2002
& Growth - Advisor Class
                                  8.939837             8.090015           -9.51%          65,887       2001
                                 10.000000             8.939837          -10.60%          28,545       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.293419             5.019457          -20.24%          17,596       2002
International Growth -
Advisor Class
                                  8.703964             6.293419          -27.69%          13,166       2001
                                 10.000000             8.703964          -12.96%          10,521       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.221121            11.696579            4.24%          65,399       2002
Term Government -
Investor Class
                                 10.573184            11.221121            6.13%          33,476       2001
                                 10.000000            10.573184            5.73%           8,134       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.776523             5.158453          -23.88%         131,889       2002
Investor Class
                                  8.012883             6.776523          -15.43%         150,587       2001
                                 10.000000             8.012883          -19.87%         141,363       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.832242             7.248454          -17.93%          61,125       2002
Fund, Inc.
                                  9.991471             8.832242          -11.60%          92,105       2001
                                 10.000000             9.991471           -0.09%          55,201       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.346072             7.732705          -17.26%          16,304       2002
Inc.
                                  9.876646             9.346072           -5.37%          19,365       2001
                                 10.000000             9.876646           -1.23%          12,791       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.190358             7.267637          -20.92%             747       2002
Fund
                                 10.299752             9.190358          -10.77%           1,134       2001
                                 10.000000            10.299752            3.00%           1,282       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.539025             4.574388          -30.04%           2,417       2002
Century Fund, Inc. -
Class Z
                                  8.654874             6.539025          -24.45%          38,237       2001
                                 10.000000             8.654874          -13.45%          38,237       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.104428            11.761005            5.91%          13,937       2002
Class F
                                 10.446497            11.104428            6.30%          19,305       2001
                                 10.000000            10.446497            4.46%           6,543       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.633153             6.092039          -20.19%           1,723       2002
Fund - Class F
                                  8.688905             7.633153          -12.15%               0       2001
                                 10.000000             8.688905          -13.11%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.995104             8.915066           -0.89%           4,584       2002
                                  9.256360             8.995104           -2.82%           2,138       2001
                                 10.000000             9.256360           -7.44%           3,453       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.025342            11.893675            7.88%           9,390       2002
Income Fund -
Institutional Service
Shares
                                 10.366304            11.025342            6.36%           8,072       2001
                                 10.000000             9.256360            3.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.281568             8.384547           -9.66%          30,367       2002
Fund - Class A
                                  9.535378             9.281568           -2.66%          33,818       2001
                                 10.000000             9.535378           -4.65%           5,901       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.134728             4.909408          -31.19%          60,496       2002
Growth Fund - Class A
                                  8.778524             7.134728          -18.73%          36,401       2001
                                 10.000000             8.778524          -12.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.802783             9.041160          -16.31%          96,630       2002
Income Fund - Class A
                                 11.153342            10.802783           -3.14%          65,679       2001
                                 10.000000            11.153342           11.53%          17,586       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.130415             5.484944          -23.08%          10,343       2002
Opportunities Fund -
Class A
                                  8.471403             7.130415          -15.83%          10,871       2001
                                 10.000000             8.471403          -15.29%           9,358       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.862640             8.424851           -4.94%          35,327       2002
Income Advantage Fund -
Class T
                                  9.055246             8.862640           -2.13%           4,378       2001
                                 10.000000             9.055246           -9.45%           4,427       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.261801             5.744635          -20.89%           2,717       2002
Fund - Class A
                                  9.179810             7.261801          -20.89%           1,607       2001
                                 10.000000             9.179810           -8.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.470576            11.615476           -6.86%          11,907       2002
Investment Fund - Class A
                                 10.697280            12.470576           16.58%           7,277       2001
                                 10.000000            10.697280            6.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.587095            10.191797          -12.04%          73,324       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.043068            11.587095            4.93%          48,422       2001
                                 10.000000            11.043068           10.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.722932             4.689230          -30.25%          93,847       2002
Growth Fund - Class A
                                  8.541275             6.722932          -21.29%          61,740       2001
                                 10.000000             8.541275          -14.59%          28,023       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.541979            12.491862            8.23%          19,274       2002
Class D
                                 10.608876            11.541979            8.80%           7,469       2001
                                 10.000000            10.608876            6.09%             392       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.752975            12.919549            9.93%         139,705       2002
Fund - Class D
                                 10.987054            11.752975            6.97%          75,180       2001
                                 10.000000            10.987054            9.87%           5,241       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.270727             3.722127          -29.38%               0       2002
Class D
                                  7.369169             5.270727          -28.48%           4,350       2001
                                 10.000000             7.369169          -26.31%           4,350       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.155205            10.110988           -0.44%          16,013       2002
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
                                 10.039080            10.155205            1.16%               0       2001
                                 10.000000            10.039080            0.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.709012             9.209082           -5.15%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.917994             9.709012           -2.11%               0       2001
                                 10.000000             9.917994           -0.82%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.188044             8.231400          -10.41%          27,423       2002
Destinations Moderate
Fund - Service Class
                                  9.739100             9.188044           -5.66%          18,207       2001
                                 10.000000             9.739100           -2.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.676240             7.353261          -15.25%           3,932       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.603495             8.676240           -9.66%               0       2001
                                 10.000000             9.603495           -3.97%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.301650             6.709728          -19.18%             162       2002
Destinations Aggressive
Fund - Class A
                                  9.465217             8.301650          -12.29%               0       2001
                                 10.000000             9.465217           -5.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.590508             9.043656          -14.61%           7,275       2002
Fund - Class A
                                 11.229368            10.590508           -5.69%           7,889       2001
                                 10.000000            11.229368           12.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.580827            10.585603            0.05%         141,507       2002
Fund* - Service Shares
                                 10.332702            10.580827            2.40%         208,916       2001
                                 10.000000            10.332702            3.33%          15,275       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.333346             6.840342          -17.92%           5,410       2002
Fund - Class D
                                  9.555125             8.333346          -12.79%          11,331       2001
                                 10.000000             9.555125           -4.45%           5,405       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.816539             9.174929          -15.18%           1,279       2002
Opportunities Fund -
Class A
                                 10.722700            10.816539            0.88%               0       2001
                                 10.000000            10.722700            7.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.705404             8.429538          -13.15%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.705404           -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.728945             3.797162          -33.72%          92,435       2002
Investor Class
                                  8.618967             5.728945          -33.53%         109,091       2001
                                 10.000000             8.618967          -13.81%          64,128       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.920419             4.703304          -32.04%          33,181       2002
Growth Fund - Investor
Class
                                  8.834977             6.920419          -21.67%          19,961       2001
                                 10.000000             8.834977          -11.65%          12,232       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.656751             8.374638          -13.28%           3,436       2002
- Investor Class
                                  9.841281             9.656751           -1.88%           2,947       2001
                                 10.000000             9.841281           -1.59%             738       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.220558             8.533019           -7.46%          68,954       2002
Fund - I Shares
                                  9.783183             9.220558           -5.75%          20,609       2001
                                 10.000000             9.783183           -2.17%             350       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.829199             5.031164          -26.33%               0       2002
International Fund: I
Class
                                  8.929608             6.829199          -23.52%               0       2001
                                 10.000000             8.929608          -10.70%               0       2000
---------------------------------------------------------------------------------------------------------------



*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.16%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.909361             5.064214          -26.71%          42,954       2002
Fund - I Shares
                                  8.838918             6.909361          -21.83%          39,243       2001
                                 10.000000             8.838918          -11.61%          17,539       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.842114             4.191664          -28.25%         101,949       2002
                                  7.982384             5.842114          -26.81%         131,732       2001
                                 10.000000             7.982384          -20.18%          50,813       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.823650             3.630109          -24.74%         164,145       2002
                                  6.879094             4.823650          -29.88%         255,259       2001
                                10.0000000             6.879094          -31.21%         181,852       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              6.013992             4.407161          -26.72%          11,060       2002
                                  7.873214             6.013992          -23.61%          81,297       2001
                                 10.000000             7.873214          -21.27%          88,079       2000
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.553546            10.217966          -18.60%           9,038       2002
Portfolio - Open Shares
                                 10.769748            12.553546           16.56%           7,669       2001
                                 10.000000            10.769748            7.70%           1,762       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.148665            12.086750            8.41%           1,369       2002
Fund - Class A
                                 10.504913            11.148665            6.13%             202       2001
                                 10.000000            10.504913            5.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.399695             6.031974          -18.48%               0       2002
Index Fund - Class A
                                  9.642410             7.399695          -23.26%               0       2001
                                 10.000000             9.642410           -3.58%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.881738             4.178774          -28.95%               0       2002
Growth Fund - Class A
                                  7.492414             5.881738          -21.50%             615       2001
                                 10.000000             7.492414          -25.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.519402             7.988701          -16.08%          11,511       2002
Index Fund - Class A
                                  9.785451             9.519402           -2.72%             639       2001
                                 10.000000             9.785451           -2.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.789303             5.965991          -23.41%          80,721       2002
Fund - Service Class
                                  8.970533             7.789303          -13.17%          97,798       2001
                                 10.000000             8.970533          -10.29%         101,963       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.838784             7.937781          -19.32%           1,047       2002
- Class A
                                 10.124691             9.838784            2.82%             925       2001
                                 10.000000            10.124691            1.25%             207       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.541646             7.472028          -21.69%             901       2002
Index Fund - Class A
                                  9.475219             9.541646            0.70%             282       2001
                                 10.000000             9.475219           -5.25%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.163794            12.648346           -3.92%          58,565       2002
Fund - Trust Class
                                 11.858163            13.163794           11.01%          28,676       2001
                                 10.000000            11.858163           18.58%           4,295       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.114549             6.689081          -26.61%           1,899       2002
Fund - Trust Class
                                  9.383282             9.114549           -2.86%           1,794       2001
                                 10.000000             9.383282           -6.17%           1,783       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.736446             7.241845          -25.62%           4,765       2002
Fund - Trust Class
                                 10.160186             9.736446           -4.17%           5,642       2001
                                 10.000000            10.160186            1.60%           2,568       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.871472             5.749369          -26.96%          45,178       2002
Appreciation Fund - Class
A
                                  9.103062             7.871472          -13.53%          29,728       2001
                                 10.000000             9.103062           -8.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.321785             6.392280          -23.19%         121,801       2002
Class A
                                  9.525990             8.321785          -12.64%          92,334       2001
                                 10.000000             9.525990           -4.74%          49,595       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.165191            10.757886            5.83%               0       2002
Income Fund - Class A
                                  9.909668            10.165191            2.58%               0       2001
                                 10.000000             9.909668           -0.90%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.260935            12.229484            8.60%          35,184       2002
Class A
                                 10.433703            11.260935            7.93%           1,561       2001
                                 10.000000            10.433703            4.34%             328       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.357925             7.483525          -20.03%          61,205       2002
Stock Fund, Inc. - Class Z
                                  9.611802             9.357925           -2.64%          48,212       2001
                                 10.000000             9.611802           -3.88%          14,905       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.298550             3.268295          -38.32%           2,020       2002
Growth Fund - Class Z
                                  7.737517             5.298550          -31.52%               0       2001
                                 10.000000             7.737517          -22.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.908161             5.348645          -22.57%           1,352       2002
Fund - Investor Class
                                  8.725542             6.908161          -20.83%           1,349       2001
                                 10.000000             8.725542          -12.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.556122             8.647111           -9.51%          60,759       2002
Class A
                                 10.478436             9.556122           -8.80%          31,517       2001
                                 10.000000            10.478436            4.78%           1,691       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund:
Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund:
Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)

   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          8.869715             6.384882          -28.01%               0       2002
- Investor Class
                                 10.000000             8.869715          -11.30%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          9.098700             7.128447          -21.65%               0       2002
& Growth - Advisor Class
                                 10.000000             9.098700           -9.01%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 8.195851             6.431029          -21.53%               0       2002
International Growth -
Advisor Class
                                 10.000000             8.195851          -18.04%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.237596            10.498214            2.55%               0       2002
Term Government -
Investor Class
                                 10.000000            10.237596            2.38%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         9.156032             6.857001          -25.11%               0       2002
Investor Class
                                 10.000000             9.156032           -8.44%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              9.120126             7.363631          -19.26%               0       2002
Fund, Inc.
                                 10.000000             9.120126           -8.80%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.215088             7.501004          -18.60%               0       2002
Inc.
                                 10.000000             9.215088           -7.85%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.375582             7.294113          -22.20%               0       2002
Fund
                                 10.000000             9.375582           -6.24%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             8.207522             5.648617          -31.18%               0       2002
Century Fund, Inc. -
Class Z
                                 10.000000             8.207522          -17.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.234831            10.664913            4.20%               0       2002
Class F
                                 10.000000            10.234831            2.35%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           9.015777             7.079111          -21.48%               0       2002
Fund - Class F
                                 10.000000             9.015777           -9.84%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.468135             9.232305           -2.49%               0       2002
                                 10.000000             9.468135           -5.32%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.307620            10.939811            6.13%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.000000            10.307620            3.08%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.657887             8.583438          -11.13%               0       2002
Fund - Class A
                                 10.000000             9.657887           -3.42%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.608085             5.827329          -32.30%               0       2002
Growth Fund - Class A
                                 10.000000             8.608085          -13.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.457951             7.787572          -17.66%               0       2002
Income Fund - Class A
                                 10.000000             9.457951           -5.42%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           9.019985             6.826177          -24.32%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.019985           -9.80%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             9.456794             8.845600           -6.46%               0       2002
Income Advantage Fund -
Class T
                                 10.000000             9.456794           -5.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.067752             6.278923          -22.17%               0       2002
Fund - Class A
                                 10.000000             8.067752          -19.32%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           10.714734             9.818672           -8.36%               0       2002
Investment Fund - Class A
                                 10.000000            10.714734            7.15%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.649311             8.350135          -13.46%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.000000             9.649311           -3.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            8.894104             6.103176          -31.38%               0       2002
Growth Fund - Class A
                                 10.000000             8.894104          -11.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             10.471462            11.150171            6.48%               0       2002
Class D
                                 10.000000             8.470531          -15.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         10.421548            11.268892            8.13%               0       2002
Fund - Class D
                                 10.000000            10.421548            4.22%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            8.470531             5.884937          -30.52%               0       2002
Class D
                                 10.000000             8.470531          -15.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.917698             9.714980           -2.04%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.000000             9.917698           -0.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.698143             9.050107           -6.68%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                 10.000000             9.698143           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.451464             8.330475          -11.86%               0       2002
Destinations Moderate
Fund - Service Class
                                 10.000000             9.451464           -5.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.198516             7.669800          -16.62%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                 10.000000             9.198516           -8.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.003846             7.159509          -20.48%               0       2002
Destinations Aggressive
Fund - Class A
                                 10.000000             9.003846           -9.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.072255             7.621828          -15.99%               0       2002
Fund - Class A
                                 10.000000             9.726731           -2.73%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.002216             9.845088           -1.57%               0       2002
Fund* - Service Shares
                                 10.000000            10.002216            0.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             9.198541             7.428374          -19.24%               0       2002
Fund - Class D
                                 10.000000             9.198541           -8.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.726731             8.117052          -16.55%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.726731           -2.73%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.639724             8.237094          -14.55%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.639724           -3.60%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.76%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           7.922484             5.166011          -34.79%               0       2002
Investor Class
                                 10.000000             7.922484          -20.78%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             8.877661             5.935779          -33.14%               0       2002
Growth Fund - Investor
Class
                                 10.000000             8.877661          -11.22%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.594168             8.185822          -14.68%               0       2002
- Investor Class
                                 10.000000             9.594168           -4.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.505379             8.654408           -8.95%               0       2002
Fund - I Shares
                                 10.000000             9.505379           -4.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     8.382844             6.075810          -27.52%               0       2002
International Fund - I
Shares
                                 10.000000             8.382844          -16.17%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           8.398256             6.055866          -27.89%               0       2002
Fund - I Shares
                                 10.000000             8.398256          -16.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        7.687539             5.426426          -29.41%               0       2002
                                 10.000000             7.687539          -23.12%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 7.907877             5.854878          -25.96%               0       2002
                                 10.000000             7.907877          -20.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              8.274163             5.965304          -27.90%               0       2002
                                 10.000000             8.274163          -17.26%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 11.322380             9.066749          -19.92%               0       2002
Portfolio - Open Shares
                                 10.000000            11.322380           13.22%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            10.310340            10.997324            6.66%               0       2002
Fund - Class A
                                 10.000000            10.310340            3.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          8.167385             6.550040          -19.80%               0       2002
Index Fund - Class A
                                 10.000000             8.167385          -18.33%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              8.632178             6.033569          -30.10%               0       2002
Growth Fund - Class A
                                 10.000000             8.632178          -13.68%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.739603             8.041239          -17.44%               0       2002
Index Fund - Class A
                                 10.000000             9.739603           -2.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.970135             7.913591          -20.63%               0       2002
- Class A
                                 10.000000             9.970135           -0.30%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.836764             7.578453          -22.96%               0       2002
Index Fund - Class A
                                 10.000000             9.836764           -1.63%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         8.959640             6.751314          -24.65%               0       2002
Fund - Service Class
                                 10.000000             8.959640          -10.40%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         10.343272             9.777594           -5.47%               0       2002
Fund - Trust Class
                                 10.000000            10.343272            3.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.250626             6.679060          -27.80%               0       2002
Fund - Trust Class
                                 10.000000             9.250626           -7.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.409303             6.885233          -26.83%               0       2002
Fund - Trust Class
                                 10.000000             9.409303           -5.91%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               8.611562             6.188097          -28.14%               0       2002
Appreciation Fund - Class
A
                                 10.000000             8.611562          -13.88%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         9.220663             6.968131          -24.43%               0       2002
Class A
                                 10.000000             9.220663           -7.79%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.107342            10.523874            4.12%               0       2002
Income Fund - Class A
                                 10.000000            10.107342            1.07%               0       2001
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        10.524798            11.245397            6.85%               0       2002
Class A
                                 10.000000            10.524798            5.25%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.359476             7.363653          -21.32%               0       2002
Stock Fund, Inc. - Class Z
                                 10.000000             9.359476           -6.41%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            7.763420             4.711125          -39.32%               0       2002
Growth Fund - Class Z
                                 10.000000             7.763420          -22.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            8.730675             6.650315          -23.83%               0       2002
Fund - Investor Class
                                 10.000000             8.730675          -12.69%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.228418             8.215573          -10.98%               0       2002
Class A
                                 10.000000             9.228418           -7.72%               0       2001
---------------------------------------------------------------------------------------------------------------




The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund:
Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund:
Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003


                       DEFERRED VARIABLE ANNUITY CONTRACTS

  ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS NATIONWIDE VARIABLE
                                    ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Advertising....................................................................2
Annuity Payments...............................................................3
Condensed Financial Information ...............................................3
Financial Statements.........................................................142


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide Variable Account and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED


The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000 no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the Gartmore Money Market Fund: Service Shares, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from annuitant accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Gartmore Money Market
Fund: Service Shares seven-day current unit value yield for the maximum number of options available as of December 31, 2002 (2.55%) was -1.76%. The Gartmore Money Market Fund: Service Shares effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Gartmore Money Market Fund - Service Shares. The Gartmore Money Market Fund: Service Shares' seven-day effective yield for the maximum number of options available as of December 31, 2002 (2.55%) was -1.76%.

The Gartmore Money Market Fund: Service Shares' yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the Gartmore Money Market Fund: Service Shares determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the Gartmore Money Market Fund:
Service Shares' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an annuitant's investment in the Gartmore Money Market
Fund: Service Shares is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.55% (which includes the Reduced Purchase Payment Option, 7 Year CDSC Option, Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection, GMIB

Option 1 and Beneficiary Protector Option) and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $25,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.20%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.



ANNUITY PAYMENTS


See "Frequency and Amount of Annuity Payments" located in the prospectus.


CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2002. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 0.95%)
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.449502             4.719072          -26.83%          27,964       2002
- Investor Class
                                  8.006373             6.449502          -19.45%          24,480       2001
                                 10.000000             8.006373          -19.94%          18,894       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.090015             6.442445          -20.37%          70,142       2002
& Growth - Advisor Class
                                  8.939837             8.090015           -9.51%          65,887       2001
                                 10.000000             8.939837          -10.60%          28,545       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.293419             5.019457          -20.24%          17,596       2002
International Growth -
Advisor Class
                                  8.703964             6.293419          -27.69%          13,166       2001
                                 10.000000             8.703964          -12.96%          10,521       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.221121            11.696579            4.24%          65,399       2002
Term Government -
Investor Class
                                 10.573184            11.221121            6.13%          33,476       2001
                                 10.000000            10.573184            5.73%           8,134       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.776523             5.158453          -23.88%         131,889       2002
Investor Class
                                  8.012883             6.776523          -15.43%         150,587       2001
                                 10.000000             8.012883          -19.87%         141,363       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.832242             7.248454          -17.93%          61,125       2002
Fund, Inc.
                                  9.991471             8.832242          -11.60%          92,105       2001
                                 10.000000             9.991471           -0.09%          55,201       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.346072             7.732705          -17.26%          16,304       2002
Inc.
                                  9.876646             9.346072           -5.37%          19,365       2001
                                 10.000000             9.876646           -1.23%          12,791       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.190358             7.267637          -20.92%             747       2002
Fund
                                 10.299752             9.190358          -10.77%           1,134       2001
                                 10.000000            10.299752            3.00%           1,282       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.539025             4.574388          -30.04%           2,417       2002
Century Fund, Inc. -
Class Z
                                  8.654874             6.539025          -24.45%          38,237       2001
                                 10.000000             8.654874          -13.45%          38,237       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.104428            11.761005            5.91%          13,937       2002
Class F
                                 10.446497            11.104428            6.30%          19,305       2001
                                 10.000000            10.446497            4.46%           6,543       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.633153             6.092039          -20.19%           1,723       2002
Fund - Class F
                                  8.688905             7.633153          -12.15%               0       2001
                                 10.000000             8.688905          -13.11%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.995104             8.915066           -0.89%           4,584       2002
                                  9.256360             8.995104           -2.82%           2,138       2001
                                 10.000000             9.256360           -7.44%           3,453       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.025342            11.893675            7.88%           9,390       2002
Income Fund -
Institutional Service
Shares
                                 10.366304            11.025342            6.36%           8,072       2001
                                 10.000000             9.256360            3.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.281568             8.384547           -9.66%          30,367       2002
Fund - Class A
                                  9.535378             9.281568           -2.66%          33,818       2001
                                 10.000000             9.535378           -4.65%           5,901       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.134728             4.909408          -31.19%          60,496       2002
Growth Fund - Class A
                                  8.778524             7.134728          -18.73%          36,401       2001
                                 10.000000             8.778524          -12.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.802783             9.041160          -16.31%          96,630       2002
Income Fund - Class A
                                 11.153342            10.802783           -3.14%          65,679       2001
                                 10.000000            11.153342           11.53%          17,586       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.130415             5.484944          -23.08%          10,343       2002
Opportunities Fund -
Class A
                                  8.471403             7.130415          -15.83%          10,871       2001
                                 10.000000             8.471403          -15.29%           9,358       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.862640             8.424851           -4.94%          35,327       2002
Income Advantage Fund -
Class T
                                  9.055246             8.862640           -2.13%           4,378       2001
                                 10.000000             9.055246           -9.45%           4,427       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.261801             5.744635          -20.89%           2,717       2002
Fund - Class A
                                  9.179810             7.261801          -20.89%           1,607       2001
                                 10.000000             9.179810           -8.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.470576            11.615476           -6.86%          11,907       2002
Investment Fund - Class A
                                 10.697280            12.470576           16.58%           7,277       2001
                                 10.000000            10.697280            6.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.587095            10.191797          -12.04%          73,324       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.043068            11.587095            4.93%          48,422       2001
                                 10.000000            11.043068           10.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.722932             4.689230          -30.25%          93,847       2002
Growth Fund - Class A
                                  8.541275             6.722932          -21.29%          61,740       2001
                                 10.000000             8.541275          -14.59%          28,023       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.541979            12.491862            8.23%          19,274       2002
Class D
                                 10.608876            11.541979            8.80%           7,469       2001
                                 10.000000            10.608876            6.09%             392       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.752975            12.919549            9.93%         139,705       2002
Fund - Class D
                                 10.987054            11.752975            6.97%          75,180       2001
                                 10.000000            10.987054            9.87%           5,241       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.270727             3.722127          -29.38%               0       2002
Class D
                                  7.369169             5.270727          -28.48%           4,350       2001
                                 10.000000             7.369169          -26.31%           4,350       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.155205            10.110988           -0.44%          16,013       2002
Destinations Conservative
Fund - Service Class
                                 10.039080            10.155205            1.16%               0       2001
                                 10.000000            10.039080            0.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.709012             9.209082           -5.15%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.917994             9.709012           -2.11%               0       2001
                                 10.000000             9.917994           -0.82%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.188044             8.231400          -10.41%          27,423       2002
Destinations Moderate
Fund - Service Class
                                  9.739100             9.188044           -5.66%          18,207       2001
                                 10.000000             9.739100           -2.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.676240             7.353261          -15.25%           3,932       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.603495             8.676240           -9.66%               0       2001
                                 10.000000             9.603495           -3.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.301650             6.709728          -19.18%             162       2002
Destinations Aggressive
Fund - Class A
                                  9.465217             8.301650          -12.29%               0       2001
                                 10.000000             9.465217           -5.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.590508             9.043656          -14.61%           7,275       2002
Fund - Class A
                                 11.229368            10.590508           -5.69%           7,889       2001
                                 10.000000            11.229368           12.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.580827            10.585603            0.05%         141,507       2002
Fund* - Service Shares
                                 10.332702            10.580827            2.40%         208,916       2001
                                 10.000000            10.332702            3.33%          15,275       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.333346             6.840342          -17.92%           5,410       2002
Fund - Class D
                                  9.555125             8.333346          -12.79%          11,331       2001
                                 10.000000             9.555125           -4.45%           5,405       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.16%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.816539             9.174929          -15.18%           1,279       2002
Opportunities Fund -
Class A
                                 10.722700            10.816539            0.88%               0       2001
                                 10.000000            10.722700            7.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.705404             8.429538          -13.15%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.705404           -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.728945             3.797162          -33.72%          92,435       2002
Investor Class
                                  8.618967             5.728945          -33.53%         109,091       2001
                                 10.000000             8.618967          -13.81%          64,128       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.920419             4.703304          -32.04%          33,181       2002
Growth Fund - Investor
Class
                                  8.834977             6.920419          -21.67%          19,961       2001
                                 10.000000             8.834977          -11.65%          12,232       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.656751             8.374638          -13.28%           3,436       2002
- Investor Class
                                  9.841281             9.656751           -1.88%           2,947       2001
                                 10.000000             9.841281           -1.59%             738       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.220558             8.533019           -7.46%          68,954       2002
Fund - I Shares
                                  9.783183             9.220558           -5.75%          20,609       2001
                                 10.000000             9.783183           -2.17%             350       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.829199             5.031164          -26.33%               0       2002
International Fund - I
Shares
                                  8.929608             6.829199          -23.52%               0       2001
                                 10.000000             8.929608          -10.70%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.909361             5.064214          -26.71%          42,954       2002
Fund - I Shares
                                  8.838918             6.909361          -21.83%          39,243       2001
                                 10.000000             8.838918          -11.61%          17,539       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.842114             4.191664          -28.25%         101,949       2002
                                  7.982384             5.842114          -26.81%         131,732       2001
                                 10.000000             7.982384          -20.18%          50,813       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.823650             3.630109          -24.74%         164,145       2002
                                  6.879094             4.823650          -29.88%         255,259       2001
                                10.0000000             6.879094          -31.21%         181,852       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              6.013992             4.407161          -26.72%          11,060       2002
                                  7.873214             6.013992          -23.61%          81,297       2001
                                 10.000000             7.873214          -21.27%          88,079       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.553546            10.217966          -18.60%           9,038       2002
Portfolio - Open Shares
                                 10.769748            12.553546           16.56%           7,669       2001
                                 10.000000            10.769748            7.70%           1,762       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.148665            12.086750            8.41%           1,369       2002
Fund - Class A
                                 10.504913            11.148665            6.13%             202       2001
                                 10.000000            10.504913            5.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.399695             6.031974          -18.48%               0       2002
Index Fund - Class A
                                  9.642410             7.399695          -23.26%               0       2001
                                 10.000000             9.642410           -3.58%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.881738             4.178774          -28.95%               0       2002
Growth Fund - Class A
                                  7.492414             5.881738          -21.50%             615       2001
                                 10.000000             7.492414          -25.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.519402             7.988701          -16.08%          11,511       2002
Index Fund - Class A
                                  9.785451             9.519402           -2.72%             639       2001
                                 10.000000             9.785451           -2.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.789303             5.965991          -23.41%          80,721       2002
Fund - Service Class
                                  8.970533             7.789303          -13.17%          97,798       2001
                                 10.000000             8.970533          -10.29%         101,963       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.838784             7.937781          -19.32%           1,047       2002
- Class A
                                 10.124691             9.838784            2.82%             925       2001
                                 10.000000            10.124691            1.25%             207       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.541646             7.472028          -21.69%             901       2002
Index Fund - Class A
                                  9.475219             9.541646            0.70%             282       2001
                                 10.000000             9.475219           -5.25%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.163794            12.648346           -3.92%          58,565       2002
Fund - Trust Class
                                 11.858163            13.163794           11.01%          28,676       2001
                                 10.000000            11.858163           18.58%           4,295       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.114549             6.689081          -26.61%           1,899       2002
Fund - Trust Class
                                  9.383282             9.114549           -2.86%           1,794       2001
                                 10.000000             9.383282           -6.17%           1,783       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.736446             7.241845          -25.62%           4,765       2002
Fund - Trust Class
                                 10.160186             9.736446           -4.17%           5,642       2001
                                 10.000000            10.160186            1.60%           2,568       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.871472             5.749369          -26.96%          45,178       2002
Appreciation Fund - Class
A
                                  9.103062             7.871472          -13.53%          29,728       2001
                                 10.000000             9.103062           -8.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.321785             6.392280          -23.19%         121,801       2002
Class A
                                  9.525990             8.321785          -12.64%          92,334       2001
                                 10.000000             9.525990           -4.74%          49,595       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.165191            10.757886            5.83%               0       2002
Income Fund - Class A
                                  9.909668            10.165191            2.58%               0       2001
                                 10.000000             9.909668           -0.90%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.260935            12.229484            8.60%          35,184       2002
Class A
                                 10.433703            11.260935            7.93%           1,561       2001
                                 10.000000            10.433703            4.34%             328       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.357925             7.483525          -20.03%          61,205       2002
Stock Fund, Inc. - Class Z
                                  9.611802             9.357925           -2.64%          48,212       2001
                                 10.000000             9.611802           -3.88%          14,905       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.298550             3.268295          -38.32%           2,020       2002
Growth Fund - Class Z
                                  7.737517             5.298550          -31.52%               0       2001
                                 10.000000             7.737517          -22.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.908161             5.348645          -22.57%           1,352       2002
Fund - Investor Class
                                  8.725542             6.908161          -20.83%           1,349       2001
                                 10.000000             8.725542          -12.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.556122             8.647111           -9.51%          60,759       2002
Class A
                                 10.478436             9.556122           -8.80%          31,517       2001
                                 10.000000            10.478436            4.78%           1,691       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.00%)

   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.444078             4.712724          -26.87%             332       2002
- Investor Class
                                  8.003702             6.444078          -19.49%             313       2001
                                 10.000000             8.003702          -19.96%             353       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.083213             6.433775          -20.41%           3,940       2002
& Growth - Advisor Class
                                  8.936855             8.083213           -9.55%           2,130       2001
                                 10.000000             8.936855          -10.63%             899       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.288106             5.012690          -20.28%               6       2002
International Growth -
Advisor Class
                                  8.701057             6.288106          -27.73%               6       2001
                                 10.000000             8.701057          -12.99%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.211675            11.680840            4.18%           9,719       2002
Term Government -
Investor Class
                                 10.569653            11.211675            6.07%             310       2001
                                 10.000000            10.569653            5.70%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.770806             5.151505          -23.92%           4,082       2002
Investor Class
                                  8.010204             6.770806          -15.47%           1,484       2001
                                 10.000000             8.010204          -19.90%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.824818             7.238702          -17.97%           4,021       2002
Fund, Inc.
                                  9.988137             8.824818          -11.65%           4,133       2001
                                 10.000000             9.988137           -0.12%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.338200             7.722287          -17.30%          13,565       2002
Inc.
                                  9.873346             9.338200           -5.42%          13,580       2001
                                 10.000000             9.873346           -1.27%             295       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.182626             7.257853          -20.96%               0       2002
Fund
                                 10.296318             9.182626          -10.82%               0       2001
                                 10.000000            10.296318            2.96%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.533513             4.568222          -30.08%               0       2002
Century Fund, Inc. -
Class Z
                                  8.651981             6.533513          -24.49%               0       2001
                                 10.000000             8.651981          -13.48%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.095068            11.745166            5.86%               0       2002
Class F
                                 10.443003            11.095068            6.24%               0       2001
                                 10.000000            10.443003            4.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.628323             6.085114          -20.23%               0       2002
Fund - Class F
                                  8.687845             7.628323          -12.20%               0       2001
                                 10.000000             8.687845          -13.12%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.987499             8.903033           -0.94%             342       2002
                                  9.253231             8.987499           -2.87%             285       2001
                                 10.000000             9.253231           -7.47%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.019446            11.881316            7.82%             316       2002
Income Fund -
Institutional Service
Shares
                                 10.366021            11.019446            6.30%             316       2001
                                 10.000000            10.366021            3.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.273752             8.373255           -9.71%             336       2002
Fund - Class A
                                  9.532196             9.273752           -2.71%               0       2001
                                 10.000000             9.532196           -4.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.130233             4.903829          -31.22%               0       2002
Growth Fund - Class A
                                  8.777454             7.130233          -18.77%               0       2001
                                 10.000000             8.777454          -12.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.793698             9.028990          -16.35%             465       2002
Income Fund - Class A
                                 11.149623            10.793698           -3.19%           3,685       2001
                                 10.000000            11.149623           11.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.130233             4.903829          -31.22%               0       2002
Opportunities Fund -
Class A
                                  8.468570             7.124409          -15.87%               5       2001
                                 10.000000             8.468570          -15.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.855198             8.413530           -4.99%           1,629       2002
Income Advantage Fund -
Class T
                                  9.052229             8.855198           -2.18%             568       2001
                                 10.000000             9.052229           -9.48%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.257230             5.738131          -20.93%               0       2002
Fund - Class A
                                  9.178695             7.257230          -20.93%               0       2001
                                 10.000000             9.178695           -8.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.462737            11.602290           -6.90%             388       2002
Investment Fund - Class A
                                 10.695986            12.462737           16.52%               0       2001
                                 10.000000            10.695986            6.96%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.577351            10.178078          -12.09%           3,568       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.039390            11.577351            4.87%           2,662       2001
                                 10.000000            11.039390           10.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.717266             4.682902          -30.29%           5,416       2002
Growth Fund - Class A
                                  8.538418             6.717266          -21.33%           1,818       2001
                                 10.000000             8.538418          -14.62%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.532221            12.474999            8.18%               0       2002
Class D
                                 10.605290            11.532221            8.74%           3,754       2001
                                 10.000000            10.605290            6.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.743085            12.902158            9.87%           9,005       2002
Fund - Class D
                                 10.983384            11.743085            6.92%             106       2001
                                 10.000000            10.983384            9.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.266282             3.717106          -29.42%             420       2002
Class D
                                  7.366709             5.266282          -28.51%             385       2001
                                 10.000000             7.366709          -26.33%             376       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.148817            10.099515           -0.49%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.037865            10.148817            1.11%               0       2001
                                 10.000000            10.037865            0.38%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.702895             9.198628           -5.20%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.916791             9.702895           -2.16%               0       2001
                                 10.000000             9.916791           -0.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.182258             8.222060          -10.46%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.737921             9.182258           -5.71%               0       2001
                                 10.000000             9.737921           -2.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.670785             7.344919          -15.29%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.602333             8.670785           -9.70%               0       2001
                                 10.000000             9.602333           -3.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.296414             6.702101          -19.22%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.464066             8.296414          -12.34%               0       2001
                                 10.000000             9.464066           -5.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.581591             9.031472          -14.65%               0       2002
Fund - Class A
                                 11.225619            10.581591           -5.74%               0       2001
                                 10.000000            11.225619           12.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.571887            10.571320           -0.01%           3,157       2002
Fund* - Service Shares
                                 10.329212            10.571887            2.35%           1,345       2001
                                 10.000000            10.329212            3.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.326343             6.831141          -17.96%           1,028       2002
Fund - Class D
                                  9.551940             8.326343          -12.83%           1,022       2001
                                 10.000000             9.551940           -4.48%             907       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.21%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.809732             9.164530          -15.22%               0       2002
Opportunities Fund -
Class A
                                 10.721399            10.809732            0.82%               0       2001
                                 10.000000            10.721399            7.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.703355             8.423495          -13.19%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.703355           -2.97%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.724104             3.792038          -33.75%           4,448       2002
Investor Class
---------------------------------------------------------------------------------------------------------------
                                  8.616095             5.724104          -33.56%           5,939       2001
                                 10.000000             8.616095          -13.84%               0       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.914591             4.696962          -32.07%           1,117       2002
Growth Fund - Investor
Class
                                  8.832025             6.914591          -21.71%              95       2001
                                 10.000000             8.832025          -11.68%               0       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.648617             8.363356          -13.32%               0       2002
- Investor Class
                                  9.837991             9.648617           -1.92%               0       2001
                                 10.000000             9.837991           -1.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.214753             8.523335           -7.50%           3,069       2002
Fund - I Shares
                                  9.781997             9.214753           -5.80%             853       2001
                                 10.000000             9.781997           -2.18%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.824901             5.025452          -26.37%               0       2002
International Fund - I
Shares
                                  8.928524             6.824901          -23.56%               0       2001
                                 10.000000             8.928524          -10.71%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.905007             5.058464          -26.74%           3,632       2002
Fund - I Shares
                                  8.837850             6.905007          -21.87%           6,817       2001
                                 10.000000             8.837850          -11.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.837183             4.186010          -28.29%           3,587       2002
                                  7.979710             5.837183          -26.85%           9,497       2001
                                 10.000000             7.979710          -20.20%             350       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.819578             3.625210          -24.78%           1,407       2002
                                  6.876788             4.819578          -29.92%           1,332       2001
                                 10.000000             6.876788          -31.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              6.008929             4.401223          -26.76%           1,174       2002
                                  7.870581             6.008929          -23.65%           1,161       2001
                                 10.000000             7.870581          -21.29%           1,170       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.542996            10.204224          -18.65%               0       2002
Portfolio - Open Shares
                                 10.766174            12.542996           16.50%               0       2001
                                 10.000000            10.766174            7.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.143130            12.074649            8.36%               0       2002
Fund - Class A
                                 10.505027            11.143130            6.07%               0       2001
                                 10.000000            10.505027            5.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.395028             6.025119          -18.52%               0       2002
Index Fund - Class A
                                  9.641238             7.395028          -23.30%               0       2001
                                 10.000000             9.641238           -3.59%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.876782             4.173137          -28.99%               0       2002
Growth Fund - Class A
                                  7.489912             5.876782          -21.54%               0       2001
                                 10.000000             7.489912          -25.10%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.513411             7.979631          -16.12%               0       2002
Index Fund - Class A
                                  9.784268             9.513411           -2.77%               0       2001
                                 10.000000             9.784268           -2.16%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.782744             5.957958          -23.45%           7,857       2002
Fund - Service Class
                                  8.967537             7.782744          -13.21%           4,240       2001
                                 10.000000             8.967537          -10.32%           1,523       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.830512             7.927100          -19.36%             301       2002
- Class A
                                 10.121315             9.830512           -2.87%               0       2001
                                 10.000000            10.121315            1.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.535642             7.463546          -21.73%               0       2002
Index Fund - Class A
                                  9.474067             9.535642            0.65%               0       2001
                                 10.000000             9.474067           -5.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.152730            12.631332           -3.96%           2,580       2002
Fund - Trust Class
                                 11.854217            13.152730           10.95%           2,923       2001
                                 10.000000            11.854217           18.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.106881             6.680076          -26.65%             461       2002
Fund - Trust Class
                                  9.380155             9.106881           -2.91%               0       2001
                                 10.000000             9.380155           -6.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.728247             7.232089          -25.66%               0       2002
Fund - Trust Class
                                 10.156786             9.728247           -4.22%               0       2001
                                 10.000000            10.156786            1.57%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.866515             5.742842          -27.00%           3,263       2002
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.314786             6.383684          -23.22%           4,982       2002
Class A
                                  9.522815             8.314786          -12.69%           2,520       2001
                                 10.000000             9.522815           -4.77%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.158799            10.745693            5.78%               0       2002
Income Fund - Class A
                                  9.908466            10.158799            2.53%               0       2001
                                 10.000000             9.908466           -0.92%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.255131            12.217012            8.55%           1,054       2002
Class A
                                 10.433622            11.255131            7.87%               0       2001
                                 10.000000            10.433622            4.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.350053             7.473439          -20.07%           1,995       2002
Stock Fund, Inc. - Class Z
                                  9.608591             9.350053           -2.69%           1,460       2001
                                 10.000000             9.608591           -3.91%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.295220             3.264594          -38.35%               0       2002
Growth Fund - Class Z
                                  7.736571             5.295220          -31.56%               0       2001
                                 10.000000             7.736571          -22.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.903797             5.342558          -22.61%               0       2002
Fund - Investor Class
                                  8.724479             6.903797          -20.87%               0       2001
                                 10.000000             8.724479          -12.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.548082             8.635471           -9.56%           1,367       2002
Class A
                                 10.474943             9.548082           -8.85%             224       2001
                                 10.000000            10.474943            4.75%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.05%)

   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.438630             4.706361          -26.90%           7,314       2002
- Investor Class
                                  8.001020             6.438630          -19.53%           7,363       2001
                                 10.000000             8.001020          -19.99%           5,065       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.076413             6.425106          -20.45%           9,618       2002
& Growth - Advisor Class
                                  8.933871             8.076413           -9.60%           9,832       2001
                                 10.000000             8.933871          -10.66%           5,861       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.282810             5.005932          -20.32%             267       2002
International Growth -
Advisor Class
                                  8.698148             6.282810          -27.77%             308       2001
                                 10.000000             8.698148          -13.02%             286       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.202246            11.665108            4.13%               0       2002
Term Government -
Investor Class
                                 10.566125            11.202246            6.02%               0       2001
                                 10.000000            10.566125            5.66%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.765100             5.144560          -23.95%           4,637       2002
Investor Class
                                  8.007525             6.765100          -15.52%           4,697       2001
                                 10.000000             8.007525          -19.92%           8,672       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.817390             7.228960          -18.01%               0       2002
Fund, Inc.
                                  9.984808             8.817390          -11.69%               0       2001
                                 10.000000             9.984808           -0.15%             215       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.330342             7.711891          -17.35%           4,334       2002
Inc.
                                  9.870063             9.330342           -5.47%           5,062       2001
                                 10.000000             9.870063           -1.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.174880             7.248067          -21.00%               0       2002
Fund
                                 10.292876             9.174880          -10.86%               0       2001
                                 10.000000            10.292876            2.93%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.528011             4.562056          -30.12%               0       2002
Century Fund, Inc. -
Class Z
                                  8.649094             6.528011          -24.52%               0       2001
                                 10.000000             8.649094          -13.51%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.085747            11.729359            5.81%           2,386       2002
Class F
                                 10.439527            11.085747            6.19%           2,581       2001
                                 10.000000            10.439527            4.40%           6,517       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.623520             6.078207          -20.27%               0       2002
Fund - Class F
                                  8.686789             7.623520          -12.24%               0       2001
                                 10.000000             8.686789          -13.13%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.979897             8.891010           -0.99%               0       2002
                                  9.250103             8.979897           -2.92%               0       2001
                                 10.000000             9.250103           -7.50%           3,659       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.012464            11.867790            7.77%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.364717            11.012464            6.25%               0       2001
                                 10.000000            10.364717            3.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.265944             8.361967           -9.76%             717       2002
Fund - Class A
                                  9.529012             9.265944           -2.76%             717       2001
                                 10.000000             9.529012           -4.71%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.125734             4.898263          -31.26%               0       2002
Growth Fund - Class A
                                  8.776389             7.125734          -18.81%               0       2001
                                 10.000000             8.776389          -12.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.784613             9.016823          -16.39%           2,572       2002
Income Fund - Class A
                                 11.145903            10.784613           -3.24%           2,572       2001
                                 10.000000            11.145903           11.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.118405             5.470171          -23.15%               0       2002
Opportunities Fund -
Class A
                                  8.465746             7.118405          -15.92%               0       2001
                                 10.000000             8.465746          -15.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.847725             8.402185           -5.04%               0       2002
Income Advantage Fund -
Class T
                                  9.049202             8.847725           -2.23%               0       2001
                                 10.000000             9.049202           -9.51%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.252663             5.731605          -20.97%               0       2002
Fund - Class A
                                  9.177583             7.252663          -20.97%               0       2001
                                 10.000000             9.177583           -8.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.454898            11.589150           -6.95%               0       2002
Investment Fund - Class A
                                 10.694690            12.454898           16.46%               0       2001
                                 10.000000            10.694690            6.95%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.567591            10.164357          -12.13%             567       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.035704            11.567591            4.82%             567       2001
                                 10.000000            11.035704           10.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.711607             4.676591          -30.32%           8,492       2002
Growth Fund - Class A
                                  8.535571             6.711607          -21.37%           8,446       2001
                                 10.000000             8.535571          -14.64%           3,575       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.522467            12.458153            8.12%           4,977       2002
Class D
                                 10.601704            11.522467            8.69%           5,187       2001
                                 10.000000            10.601704            6.02%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.733209            12.884801            9.81%             306       2002
Fund - Class D
                                 10.979716            11.733209            6.86%             306       2001
                                 10.000000            10.979716            9.80%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.261839             3.712085          -29.45%               0       2002
Class D
                                  7.364239             5.261839          -28.55%               0       2001
                                 10.000000             7.364239          -26.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.142431            10.088065           -0.54%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.036643            10.142431            1.05%               0       2001
                                 10.000000            10.036643            0.37%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.696789             9.188191           -5.25%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.915587             9.696789           -2.21%               0       2001
                                 10.000000             9.915587           -0.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.176479             8.212724          -10.50%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.736741             9.176479           -5.75%               0       2001
                                 10.000000             9.736741           -2.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.665321             7.336583          -15.33%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.601166             8.665321           -9.75%               0       2001
                                 10.000000             9.601166           -3.99%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.291195             6.694499          -19.26%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.462918             8.291195          -12.38%               0       2001
                                 10.000000             9.462918           -5.37%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.572690             9.019317          -14.69%               0       2002
Fund - Class A
                                 11.221879            10.572690           -5.79%               0       2001
                                 10.000000            11.221879           12.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.562945            10.557043           -0.06%           7,677       2002
Fund* - Service Shares
                                 10.325720            10.562945            2.30%           8,045       2001
                                 10.000000            10.325720            3.26%           1,022       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.319321             6.821925          -18.00%               0       2002
Fund - Class D
                                  9.548753             8.319321          -12.88%               0       2001
                                 10.000000             9.548753           -4.51%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.26%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.802937             9.154128          -15.26%               0       2002
Opportunities Fund -
Class A
                                 10.720097            10.802937            0.77%               0       2001
                                 10.000000            10.720097            7.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.701309             8.417472          -13.23%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.701309           -2.99%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.719278             3.786927          -33.79%           9,700       2002
Investor Class
---------------------------------------------------------------------------------------------------------------
                                  8.613210             5.719278          -33.60%           8,932       2001
                                 10.000000             8.613210          -13.87%           5,671       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.908749             4.690611          -32.11%           3,471       2002
Growth Fund - Investor
Class
                                  8.829075             6.908749          -21.75%           3,338       2001
                                 10.000000             8.829075          -11.71%           1,239       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.640499             8.352096          -13.36%             229       2002
- Investor Class
                                  9.834711             9.640499           -1.97%             247       2001
                                 10.000000             9.834711           -1.65%             312       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.208959             8.513662           -7.55%               0       2002
Fund - I Shares
                                  9.780807             9.208959           -5.85%               0       2001
                                 10.000000             9.780807           -2.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.820590             5.019740          -26.40%             991       2002
International Fund - I
Shares
                                  8.927438             6.820590          -23.60%             991       2001
                                 10.000000             8.927438          -10.73%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.900653             5.052724          -26.78%           9,263       2002
Fund - I Shares
                                  8.836769             6.900653          -21.91%           9,002       2001
                                 10.000000             8.836769          -11.63%           6,705       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.832264             4.180365          -28.32%           5,469       2002
                                  7.977044             5.832264          -26.89%           5,440       2001
                                 10.000000             7.977044          -20.23%           5,132       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.815508             3.620325          -24.82%          18,424       2002
                                  6.874485             4.815508          -29.95%          19,971       2001
                                10.0000000             6.874485          -31.26%          22,701       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              6.003866             4.395283          -26.79%           1,229       2002
                                  7.867957             6.003866          -23.69%           1,229       2001
                                 10.000000             7.867957          -21.32%           3,278       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.532425            10.190458          -18.69%               0       2002
Portfolio - Open Shares
                                 10.762567            12.532425           16.44%               0       2001
                                 10.000000            10.762567            7.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.136073            12.060911            8.30%               0       2002
Fund - Class A
                                 10.503710            11.136073            6.02%               0       2001
                                 10.000000            10.503710            5.04%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.390362             6.018267          -18.57%               0       2002
Index Fund - Class A
                                  9.640060             7.390362          -23.34%               0       2001
                                 10.000000             9.640060           -3.60%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.871834             4.167509          -29.03%               0       2002
Growth Fund - Class A
                                  7.487409             5.871834          -21.58%               0       2001
                                 10.000000             7.487409          -25.13%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.507409             7.970556          -16.16%               0       2002
Index Fund - Class A
                                  9.783074             9.507409           -2.82%               0       2001
                                 10.000000             7.487409          -25.13%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.776194             5.949936          -23.49%           3,458       2002
Fund - Service Class
                                  8.964557             7.776194          -13.26%           3,721       2001
                                 10.000000             8.964557          -10.35%           5,661       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.822230             7.916414          -19.40%               0       2002
- Class A
                                 10.117935             9.822230           -2.92%               0       2001
                                 10.000000            10.117935            1.18%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.529634             7.455079          -21.77%               0       2002
Index Fund - Class A
                                  9.472916             9.529634            0.60%               0       2001
                                 10.000000             9.472916           -5.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.141668            12.614331           -4.01%              89       2002
Fund - Trust Class
                                 11.850261            13.141668           10.90%               0       2001
                                 10.000000            11.850261           18.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.099219             6.671082          -26.69%               0       2002
Fund - Trust Class
                                  9.377026             9.099219           -2.96%               0       2001
                                 10.000000             9.377026           -6.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.720047             7.222334          -25.70%               0       2002
Fund - Trust Class
                                 10.153405             9.720047           -4.27%               0       2001
                                 10.000000            10.153405            1.53%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.861558             5.736313          -27.03%             762       2002
Appreciation Fund - Class
A
                                  9.100849             7.861558          -13.62%             762       2001
                                 10.000000             9.100849           -8.99%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.307775             6.375066          -23.26%           9,256       2002
Class A
                                  9.519639             8.307775          -12.73%           9,342       2001
                                 10.000000             9.519639           -4.80%          10,228       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.152406            10.733506            5.72%               0       2002
Income Fund - Class A
                                  9.907262            10.152406            2.47%               0       2001
                                 10.000000             9.907262           -0.93%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.248004            12.203108            8.49%               0       2002
Class A
                                 10.432313            11.248004            7.82%               0       2001
                                 10.000000            10.432313            4.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.342168             7.463365          -20.11%           1,661       2002
Stock Fund, Inc. - Class Z
                                  9.605376             9.342168           -2.74%           1,017       2001
                                 10.000000             9.605376           -3.95%           1,260       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.291872             3.260878          -38.38%               0       2002
Growth Fund - Class Z
                                  7.735625             5.291872          -31.59%               0       2001
                                 10.000000             7.735625          -22.64%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.899448             5.336495          -22.65%               0       2002
Fund - Investor Class
                                  8.723419             6.899448          -20.91%               0       2001
                                 10.000000             8.723419          -12.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.540038             8.623830           -9.60%             333       2002
Class A
                                 10.471444             9.540038           -8.89%             333       2001
                                 10.000000            10.471444            4.71%           3,509       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.433204             4.700012          -26.94%           2,909       2002
- Investor Class
                                  7.998345             6.433204          -19.57%           1,333       2001
                                 10.000000             7.998345          -20.02%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.069609             6.416443          -20.49%           7,670       2002
& Growth - Advisor Class
                                  8.930891             8.069609           -9.64%           7,789       2001
                                 10.000000             8.930891          -10.69%           2,181       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.277510             4.999175          -20.36%           3,594       2002
International Growth -
Advisor Class
                                  8.695243             6.277510          -27.81%           2,708       2001
                                 10.000000             8.695243          -13.05%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.192809            11.649401            4.08%             834       2002
Term Government -
Investor Class
                                 10.562593            11.192809            5.97%             221       2001
                                 10.000000            10.562593            5.63%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.759388             5.137604          -23.99%          17,766       2002
Investor Class
                                  8.004847             6.759388          -15.56%          16,158       2001
                                 10.000000             8.004847          -19.95%           5,084       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.809960             7.219199          -18.06%           2,334       2002
Fund, Inc.
                                  9.981474             8.809960          -11.74%           4,619       2001
                                 10.000000             9.981474           -0.19%           1,486       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.322475             7.701488          -17.39%           6,468       2002
Inc.
                                  9.866755             9.322475           -5.52%           8,517       2001
                                 10.000000             9.866755           -1.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.167143             7.238285          -21.04%               0       2002
Fund
                                 10.289434             9.167143          -10.91%               0       2001
                                 10.000000            10.289434            2.89%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.522504             4.555901          -30.15%             407       2002
Century Fund, Inc. -
Class Z
                                  8.646201             6.522504          -24.56%             267       2001
                                 10.000000             8.646201          -13.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.076406            11.713558            5.75%           7,552       2002
Class F
                                 10.436024            11.076406            6.14%           5,855       2001
                                 10.000000            10.436024            4.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.618723             6.071310          -20.31%               0       2002
Fund - Class F
                                  8.685731             7.618723          -12.28%               0       2001
                                 10.000000             8.685731          -13.14%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.972297             8.878995           -1.04%           1,900       2002
                                  9.246973             8.972297           -2.97%           1,810       2001
                                 10.000000             9.246973           -7.53%           1,964       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           11.005490            11.854280            7.71%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.363417            11.005490            6.20%               0       2001
                                 10.000000            10.363417            3.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.258143             8.350706           -9.80%          20,365       2002
Fund - Class A
                                  9.525831             9.258143           -2.81%          24,354       2001
                                 10.000000             9.525831           -4.74%          17,169       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.121235             4.892688          -31.29%           2,605       2002
Growth Fund - Class A
                                  8.775315             7.121235          -18.85%             674       2001
                                 10.000000             8.775315          -12.25%           1,563       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.775523             9.004669          -16.43%          16,425       2002
Income Fund - Class A
                                 11.142187            10.775523           -3.29%           7,865       2001
                                 10.000000            11.142187           11.42%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.112419             5.462791          -23.19%           2,755       2002
Opportunities Fund -
Class A
                                  8.462922             7.112419          -15.96%           3,818       2001
                                 10.000000             8.462922          -15.37%           2,847       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.840276             8.390860           -5.08%             639       2002
Income Advantage Fund -
Class T
                                  9.046176             8.840276           -2.28%           1,016       2001
                                 10.000000             9.046176           -9.54%             488       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.248088             5.725093          -21.01%               0       2002
Fund - Class A
                                  9.176473             7.248088          -21.01%               0       2001
                                 10.000000             9.176473           -8.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.447055            11.575999           -7.00%           2,010       2002
Investment Fund - Class A
                                 10.693394            12.447055           16.40%           1,081       2001
                                 10.000000            10.693394            6.93%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.557852            10.150678          -12.18%          12,391       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.032014            11.557852            4.77%           9,220       2001
                                 10.000000            11.032014           10.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.705929             4.670272          -30.36%           4,064       2002
Growth Fund - Class A
                                  8.532712             6.705929          -21.41%           2,979       2001
                                 10.000000             8.532712          -14.67%           1,761       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.723339            12.867461            9.76%           18106       2002
Class D
                                 10.598118            11.512719            8.63%           2,639       2001
                                 10.000000            10.598118            5.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.723339            12.867461            9.76%          18,106       2002
Fund - Class D
                                 10.976054            11.723339            6.81%          13,676       2001
                                 10.000000            10.976054            9.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.257404             3.707071          -29.49%               0       2002
Class D
                                  7.361782             5.257404          -28.59%               0       2001
                                 10.000000             7.361782          -26.38%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.136040            10.076619           -0.59%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.035422            10.136040            1.00%               0       2001
                                 10.000000            10.035422            0.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.690685             9.177774           -5.29%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.914385             9.690685           -2.26%               0       2001
                                 10.000000             9.914385           -0.86%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.170694             8.203405          -10.55%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.735557             9.170694           -5.80%               0       2001
                                 10.000000             9.735557           -2.64%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.659856             7.328242          -15.38%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.599996             8.659856           -9.79%               0       2001
                                 10.000000             9.599996           -4.00%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.285961             6.686881          -19.30%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.461766             8.285961          -12.43%               0       2001
                                 10.000000             9.461766           -5.38%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.563789             9.007162          -14.74%               0       2002
Fund - Class A
                                 11.218135            10.563789           -5.83%               0       2001
                                 10.000000            11.218135           12.18%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.554003            10.542778           -0.11%          44,330       2002
Fund* - Service Shares
                                 10.322224            10.554003            2.25%          16,714       2001
                                 10.000000            10.322224            3.22%           3,743       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.312313             6.812739          -18.04%           1,194       2002
Fund - Class D
                                  9.545563             8.312313          -12.92%           1,194       2001
                                 10.000000             9.545563           -4.54%           1,194       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.31%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.796129             9.143732          -15.31%               0       2002
Opportunities Fund -
Class A
                                 10.718800            10.796129            0.72%               0       2001
                                 10.000000            10.718800            7.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.699274             8.411441          -13.28%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.669274           -3.01%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.714443             3.781806          -33.82%          26,430       2002
Investor Class
                                  8.610328             5.714443          -33.63%          23,425       2001
                                 10.000000             8.610328          -13.90%           4,262       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.902922             4.684280          -32.14%           4,402       2002
Growth Fund - Investor
Class
                                  8.826119             6.902922          -21.79%           1,072       2001
                                 10.000000             8.826119          -11.74%               0       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.632384             8.340842          -13.41%           2,084       2002
- Investor Class
                                  9.831425             9.632384           -2.02%           2,315       2001
                                 10.000000             9.831425           -1.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.203139             8.503980           -7.60%           5,021       2002
Fund - I Shares
                                  9.779617             9.203139           -5.89%           5,347       2001
                                 10.000000             9.779617           -2.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.816279             5.014024          -26.44%               0       2002
International Fund - I
Shares
                                  8.926347             6.816279          -23.64%               0       2001
                                 10.000000             8.926347          -10.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.896306             5.046978          -26.82%          11,837       2002
Fund - I Shares
                                  8.835700             6.896306          -21.95%           7,850       2001
                                 10.000000             8.835700          -11.64%           3,358       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.827339             4.174718          -28.36%          36,473       2002
                                  7.974378             5.827339          -26.92%          29,267       2001
                                 10.000000             7.974378          -20.26%           6,090       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.811444             3.615432          -24.86%          30,261       2002
                                  6.872183             4.811444          -29.99%          34,213       2001
                                 10.000000             6.872183          -31.28%           5,525       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.998784             4.389340          -26.83%             569       2002
                                  7.865317             5.998784          -23.73%             569       2001
                                 10.000000             7.865317          -21.35%             569       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.521882            10.176738          -18.73%           2,223       2002
Portfolio - Open Shares
                                 10.758985            12.521882           16.39%           1,991       2001
                                 10.000000            10.758985            7.59%           1,199       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.129015            12.047175            8.25%             559       2002
Fund - Class A
                                 10.502389            11.129015            5.97%             501       2001
                                 10.000000            10.502389            5.02%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.385704             6.011435          -18.61%             218       2002
Index Fund - Class A
                                  9.638894             7.385704          -23.38%               0       2001
                                 10.000000             9.638894           -3.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.866868             4.161886          -29.06%               0       2002
Growth Fund - Class A
                                  7.484897             5.866868          -21.62%               0       2001
                                 10.000000             7.484897          -25.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.501415             7.961508          -16.21%          10,456       2002
Index Fund - Class A
                                  9.781881             9.501415           -2.87%               0       2001
                                 10.000000             9.781881           -2.18%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.769635             5.941904          -23.52%          20,354       2002
Fund - Service Class
                                  8.961551             7.769635          -13.30%          11,315       2001
                                 10.000000             8.961551          -10.38%           3,871       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.813954             7.905738          -19.44%           1,024       2002
- Class A
                                 10.114557             9.813954           -2.97%             406       2001
                                 10.000000            10.114557            1.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.523620             7.446591          -21.81%             658       2002
Index Fund - Class A
                                  9.471766             9.523620            0.55%               0       2001
                                 10.000000             9.471766           -5.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.130593            12.597330           -4.06%          10,076       2002
Fund - Trust Class
                                 11.846299            13.130593           10.84%           7,927       2001
                                 10.000000            11.846299           18.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.091559             6.662086          -26.72%           5,384       2002
Fund - Trust Class
                                  9.373903             9.091559           -3.01%           6,583       2001
                                 10.000000             9.373903           -6.26%           2,010       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.711863             7.212602          -25.73%             118       2002
Fund - Trust Class
                                 10.150014             9.711863           -4.32%               0       2001
                                 10.000000            10.150014            1.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.856604             5.729798          -27.07%           7,238       2002
Appreciation Fund - Class
A
                                  9.099745             7.856604          -13.66%           3,682       2001
                                 10.000000             9.099745           -9.00%             587       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.300784             6.366472          -23.30%          29,241       2002
Class A
                                  9.516462             8.300784          -12.77%          24,886       2001
                                 10.000000             9.516462           -4.84%           6,057       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.146020            10.721334            5.67%               0       2002
Income Fund - Class A
                                  9.906062            10.146020            2.42%               0       2001
                                 10.000000             9.906062           -0.94%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.240879            12.189216            8.44%          42,453       2002
Class A
                                 10.431004            11.240879            7.76%          26,838       2001
                                 10.000000            10.431004            4.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.334283             7.453287          -20.15%          14,016       2002
Stock Fund, Inc. - Class Z
                                  9.602164             9.334283           -2.79%          16,134       2001
                                 10.000000             9.602164           -3.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.288522             3.257163          -38.41%             277       2002
Growth Fund - Class Z
                                  7.734681             5.288522          -31.63%             145       2001
                                 10.000000             7.734681          -22.65%             530       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.895089             5.330419          -22.69%               0       2002
Fund - Investor Class
                                  8.722354             6.895089          -20.95%               0       2001
                                 10.000000             8.722354          -12.78%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.531995             8.612202           -9.65%           5,568       2002
Class A
                                 10.467943             9.531995           -8.94%           1,214       2001
                                 10.000000            10.467943            4.68%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.427779             4.693669          -26.98%           2,282       2002
- Investor Class
                                  7.995667             6.427779          -19.61%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.062792             6.407778          -20.53%               7       2002
& Growth - Advisor Class
                                  8.927904             8.062794           -9.69%               6       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.272214             4.992424          -20.40%           2,616       2002
International Growth -
Advisor Class
                                  8.692333             6.272214          -27.84%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.183394            11.633707            4.03%               0       2002
Term Government -
Investor Class
                                 10.559064            11.183394            5.91%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.753692             5.130684          -24.03%           2,526       2002
Investor Class
                                  8.002172             6.753692          -15.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.802545             7.209483          -18.10%               0       2002
Fund, Inc.
                                  9.978148             8.802545          -11.78%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.314617             7.691103          -17.43%               0       2002
Inc.
                                  9.863461             9.314617           -5.56%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.159413             7.228522          -21.08%               0       2002
Fund
                                 10.286001             9.159413          -10.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.517010             4.549765          -30.19%               0       2002
Century Fund, Inc. -
Class Z
                                  8.643318            6.5170110          -24.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.067080            11.697784            5.70%               0       2002
Class F
                                 10.432537            11.067080            6.08%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.613917             6.064406          -20.35%               0       2002
Fund - Class F
                                  8.684677             7.613917          -12.33%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.964702             8.866994           -1.09%           1,766       2002
                                  9.243844             8.964702           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.998511            11.840774            7.66%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.362113            10.998511            6.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.250348             8.339458           -9.85%               0       2002
Fund - Class A
                                  9.522648             9.250348           -2.86%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.116740             4.887124          -31.33%               0       2002
Growth Fund - Class A
                                  8.774252             7.116740          -18.89%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.766463             8.992544          -16.48%           1,489       2002
Income Fund - Class A
                                 11.138472            10.766463           -3.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.106406             5.455415          -23.23%               0       2002
Opportunities Fund -
Class A
                                  8.460092             7.106406          -16.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.832815             8.379537           -5.13%           1,244       2002
Income Advantage Fund -
Class T
                                  9.043143             8.832815           -2.33%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.243507             5.718578          -21.05%               0       2002
Fund - Class A
                                  9.175349             7.243507          -21.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.439207            11.562834           -7.05%             753       2002
Investment Fund - Class A
                                 10.692092            12.439207           16.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.548118            10.136982          -12.22%           1,786       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.028332            11.548118            4.71%               4       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.700269             4.663967          -30.39%               0       2002
Growth Fund - Class A
                                  8.529854             6.700269          -21.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.502974            12.424509            8.01%               5       2002
Class D
                                 10.594532            11.502974            8.57%               4       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.713462            12.850121            9.70%               0       2002
Fund - Class D
                                 10.972389            11.713462            6.75%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.252956             3.702067          -29.52%               0       2002
Class D
                                  7.359312             5.252956          -28.62%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.129657            10.065181           -0.64%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.034205            10.129657            0.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.684583             9.167345           -5.34%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.913171             9.684583           -2.31%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.164925             8.194094          -10.59%           5,336       2002
Destinations Moderate
Fund - Service Class
                                  9.734377             9.164925           -5.85%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.654404             7.319924          -15.42%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.598833             8.654404           -9.84%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.280736             6.679286          -19.34%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.460618             8.280736          -12.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.554886             8.995019          -14.78%               0       2002
Fund - Class A
                                 11.214391            10.554886           -5.88%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.545072            10.528530           -0.16%          11,682       2002
Fund* - Service Shares
                                 10.318733            10.545072            2.19%           8,405       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.305301             6.803532          -18.08%               0       2002
Fund - Class D
                                  9.542368             8.305301          -12.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.789326             9.133341          -15.35%               0       2002
Opportunities Fund -
Class A
                                 10.717502            10.789326            0.67%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.36%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.697223             8.405403          -13.32%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.697223           -3.03%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.709614             3.776694          -33.85%           5,722       2002
Investor Class
                                  8.607449             5.709614          -33.67%           2,007       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.897098             4.677960          -32.17%               0       2002
Growth Fund - Investor
Class
                                  8.823171             6.897098          -21.83%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.624264             8.329605          -13.45%               0       2002
- Investor Class
                                  9.828141             9.624264           -2.07%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.197351             8.494326           -7.64%               0       2002
Fund - I Shares
                                  9.778429             9.197351           -5.94%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.811996             5.008334          -26.48%               0       2002
International Fund - I
Shares
                                  8.925263             6.811996          -23.68%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.891949             5.041229          -26.85%           1,005       2002
Fund - I Shares
                                  8.834621             6.891949          -21.99%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.822415             4.169080          -28.40%           2,325       2002
                                  7.971710             5.822415          -26.96%               8       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.807382             3.610550          -24.90%          14,865       2002
                                  6.869882             4.807382          -30.02%           2,170       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.993734             4.383415          -26.87%               0       2002
                                  7.862685             5.993734          -23.77%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.511325            10.162998          -18.77%               0       2002
Portfolio - Open Shares
                                 10.755382            12.511325           16.33%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.121960            12.033452            8.20%               0       2002
Fund - Class A
                                 10.501069            11.121960            5.91%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.381052             6.004600          -18.65%               0       2002
Index Fund - Class A
                                  9.637722             7.381052          -23.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.861918             4.156265          -29.10%               0       2002
Growth Fund - Class A
                                  7.482396             5.861918          -21.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.495426             7.952460          -16.25%               0       2002
Index Fund - Class A
                                  9.780695             9.495426           -2.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.763080             5.933888          -23.56%               0       2002
Fund - Service Class
                                  8.958557             7.763080          -13.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.805688             7.895078          -19.48%               0       2002
- Class A
                                 10.111177             9.805688           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.517617             7.438134          -21.85%               0       2002
Index Fund - Class A
                                  9.470616             9.517617            0.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.119535            12.580349           -4.11%             380       2002
Fund - Trust Class
                                 11.842348            13.119535           10.78%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.083898             6.653103          -26.76%               0       2002
Fund - Trust Class
                                  9.370766             9.083898           -3.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.703683             7.202877          -25.77%               0       2002
Fund - Trust Class
                                 10.146626             9.703683           -4.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.851643             5.723282          -27.11%               0       2002
Appreciation Fund - Class
A
                                  9.098636             7.851643          -13.71%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.293772             6.357882          -23.34%               0       2002
Class A
                                  9.513285             8.293772          -12.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.139628            10.709163            5.62%               0       2002
Income Fund - Class A
                                  9.904857            10.139628            2.37%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.233747            12.175323            8.38%           2,092       2002
Class A
                                 10.429689            11.233747            7.71%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.326431             7.443247          -20.19%               0       2002
Stock Fund, Inc. Class Z
                                  9.598963             9.326431           -2.84%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.285172             3.253446          -38.44%               0       2002
Growth Fund - Class Z
                                  7.733735             5.285172          -31.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.890752             5.324368          -22.73%               0       2002
Fund - Investor Class
                                  8.721294             6.890752          -20.99%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.523952             8.600586           -9.70%               0       2002
Class A
                                 10.464444             9.523952           -8.99%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.422342             4.687322          -27.02%          18,216       2002
- Investor Class
                                  7.992996             6.422342          -19.65%          11,516       2001
                                 10.000000             7.992996          -20.07%           4,759       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.055987             6.399123          -20.57%          48,480       2002
& Growth - Advisor Class
                                  8.924912             8.055987           -9.74%          25,824       2001
                                 10.000000             8.924912          -10.75%          10,353       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.266925             4.985687          -20.44%          17,147       2002
International Growth -
Advisor Class
                                  8.689431             6.266925          -27.88%           6,802       2001
                                 10.000000             8.689431          -13.11%           2,013       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.173964            11.618023            3.97%          24,719       2002
Term Government -
Investor Class
                                 10.555532            11.173964            5.86%           3,932       2001
                                 10.000000            10.555532            5.56%              58       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.747984             5.123750          -24.07%         108,067       2002
Investor Class
                                  7.999493             6.747984          -15.64%          59,502       2001
                                 10.000000             7.999493          -20.01%          41,074       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.795110             7.199740          -18.14%          37,185       2002
Fund, Inc.
                                  9.974804             8.795110          -11.83%          12,611       2001
                                 10.000000             9.974804           -0.25%           5,519       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.306770             7.680727          -17.47%           7,086       2002
Inc.
                                  9.860166             9.306770           -5.61%           9,607       2001
                                 10.000000             9.860166           -1.40%          10,360       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.151680             7.218759          -21.12%           6,460       2002
Fund
                                 10.282555             9.151680          -11.00%           6,780       2001
                                 10.000000            10.282555            2.83%           5,826       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.511490             4.543596          -30.22%           6,387       2002
Century Fund, Inc. -
Class Z
                                  8.640425             6.511490          -24.64%           6,656       2001
                                 10.000000             8.640425          -13.60%           3,892       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.057758            11.682031            5.65%          19,198       2002
Class F
                                 10.429051            11.057758            6.03%          10,354       2001
                                 10.000000            10.429051            4.29%           6,359       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.609109             6.057502          -20.39%           5,798       2002
Fund - Class F
                                  8.683616             7.609106          -12.37%           2,432       2001
                                 10.000000             8.683616          -13.16%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.957109             8.855003           -1.14%           6,254       2002
                                  9.240713             8.957109           -3.07%           2,119       2001
                                 10.000000             9.240713           -7.59%           1,594       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.991538            11.827282            7.60%              52       2002
Income Fund -
Institutional Service
Shares
                                 10.360813            10.991538            6.09%               0       2001
                                 10.000000            10.360813            3.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.242544             8.328190           -9.89%          16,083       2002
Fund - Class A
                                  9.519467             9.242544           -2.91%           5,372       2001
                                 10.000000             9.519467           -4.81%           2,997       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.112246             4.881553          -31.36%          24,626       2002
Growth Fund - Class A
                                  8.773180             7.112246          -18.93%          14,314       2001
                                 10.000000             8.773180          -12.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.757378             8.980408          -16.52%          36,566       2002
Income Fund - Class A
                                 11.134750            10.757378           -3.39%          18,459       2001
                                 10.000000            11.134750           11.35%           2,938       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.100416             5.448060          -23.27%          18,727       2002
Opportunities Fund -
Class A
                                  8.457258             7.100416          -16.04%           9,371       2001
                                 10.000000             8.457258          -15.43%           5,723       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.825378             8.368248           -5.18%           6,650       2002
Income Advantage Fund -
Class T
                                  9.040126             8.825378           -2.38%           5,493       2001
                                 10.000000             9.040126           -9.60%              49       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.238943             5.712083          -21.09%           1,558       2002
Fund - Class A
                                  9.174235             7.238943          -21.09%           4,287       2001
                                 10.000000             9.174235           -8.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.431368            11.549703           -7.09%           8,603       2002
Investment Fund - Class A
                                 10.690797            12.431368           16.28%           3,183       2001
                                 10.000000            10.690797            6.91%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.538383            10.123310          -12.26%          34,385       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.024649            11.538383            4.66%          16,159       2001
                                 10.000000            11.024649           10.25%           3,998       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.694596             4.657650          -30.43%          35,192       2002
Growth Fund - Class A
                                  8.526996             6.694596          -21.49%          25,145       2001
                                 10.000000             8.526996          -14.73%          15,465       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.493227            12.407703            7.96%           9,298       2002
Class D
                                 10.590941            11.493227            8.52%           7,616       2001
                                 10.000000            10.590941            5.91%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.703587            12.832797            9.65%          22,083       2002
Fund - Class D
                                 10.968715            11.703587            6.70%          12,606       2001
                                 10.000000            10.968715            9.69%             258       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.248515             3.697066          -29.56%          10,587       2002
Class D
                                  7.356851             5.248515          -28.66%           8,065       2001
                                 10.000000             7.356851          -26.43%           2,003       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.123276            10.053757           -0.69%          15,050       2002
Destinations Conservative
Fund - Service Class
                                 10.032986            10.123276            0.90%               0       2001
                                 10.000000            10.032986            0.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.678473             9.156929           -5.39%           1,729       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.911971             9.678473           -2.36%               0       2001
                                 10.000000             9.911971           -0.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.159140             8.184771          -10.64%          14,996       2002
Destinations Moderate
Fund - Service Class
                                  9.733190             9.159140           -5.90%             798       2001
                                 10.000000             9.733190           -2.67%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.648933             7.311587          -15.46%          13,491       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.597664             8.648933           -9.89%               0       2001
                                 10.000000             9.597664           -4.02%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.275513             6.671685          -19.38%          10,324       2002
Destinations Aggressive
Fund - Class A
                                  9.459465             8.275513          -12.52%             125       2001
                                 10.000000             9.459465           -5.41%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.545993             8.982883          -14.82%           8,903       2002
Fund - Class A
                                 11.210642            10.545993           -5.93%           8,328       2001
                                 10.000000            11.210642           12.11%              44       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.536139            10.514290           -0.21%         467,032       2002
Fund* - Service Shares
                                 10.315239            10.536139            2.14%         178,199       2001
                                 10.000000            10.315239            3.15%         131,757       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.298305             6.794368          -18.12%           3,169       2002
Fund - Class D
                                  9.539185             8.298305          -13.01%           2,929       2001
                                 10.000000             9.539185           -4.61%           2,152       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.41%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.782516             9.122960          -15.39%             516       2002
Opportunities Fund -
Class A
                                 10.716201            10.782516            0.62%               0       2001
                                 10.000000            10.716201            7.16%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.695178             8.399369          -13.37%             480       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.695178           -3.05%             795       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.704790             3.771594          -33.89%          70,939       2002
Investor Class
                                  8.604565             5.704790          -33.70%          68,548       2001
                                 10.000000             8.604565          -13.95%          37,054       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.891266             4.671637          -32.21%         181,013       2002
Growth Fund - Investor
Class
                                  8.820208             6.891266          -21.87%          16,391       2001
                                 10.000000             8.820208          -11.80%           7,748       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.616153             8.318370          -13.50%          17,265       2002
- Investor Class
                                  9.824855             9.616153           -2.12%          11,440       2001
                                 10.000000             9.824855           -1.75%          11,369       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.191553             8.484687           -7.69%          10,338       2002
Fund - I Shares
                                  9.777243             9.191553           -5.99%           2,119       2001
                                 10.000000             9.777243           -2.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.807685             5.002626          -26.52%           4,398       2002
International Fund - I
Shares
                                  8.924175             6.807685          -23.72%              34       2001
                                 10.000000             8.924175          -10.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.887594             5.035497          -26.89%          49,807       2002
Fund - I Shares
                                  8.833540             6.887594          -22.03%          36,525       2001
                                 10.000000             8.833540          -11.66%          15,505       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.817498             4.163448          -28.43%          75,667       2002
                                  7.969040             5.817498          -27.00%          68,471       2001
                                 10.000000             7.969040          -20.31%          35,493       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.803309             3.605667          -24.93%         153,274       2002
                                  6.867578             4.803309          -30.06%         144,945       2001
                                10.0000000             6.867578          -31.32%          69,307       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.988666             4.377496          -26.90%           3,262       2002
                                  7.860054             5.988666          -23.81%           4,313       2001
                                 10.000000             7.860054          -21.40%           2,939       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.500773            10.149285          -18.81%          78,755       2002
Portfolio - Open Shares
                                 10.751783            12.500773           16.27%           2,541       2001
                                 10.000000            10.751783            7.52%             385       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.114907            12.019737            8.14%           5,178       2002
Fund - Class A
                                 10.499749            11.114907            5.86%              99       2001
                                 10.000000            10.499749            5.00%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.376392             5.997772          -18.69%             139       2002
Index Fund - Class A
                                  9.636549             7.376392          -23.45%             139       2001
                                 10.000000             9.636549           -3.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.856965             4.150639          -29.13%           3,144       2002
Growth Fund - Class A
                                  7.479889             5.856965          -21.70%           2,586       2001
                                 10.000000             7.479889          -25.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.489441             7.943422          -16.29%           7,539       2002
Index Fund - Class A
                                  9.779512             9.489441           -2.97%             778       2001
                                 10.000000             9.779512           -2.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.756523             5.925868          -23.60%         117,936       2002
Fund - Service Class
                                  8.955559             7.756523          -13.39%          42,682       2001
                                 10.000000             8.955559          -10.44%          18,358       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.797416             7.884425          -19.53%           4,185       2002
- Class A
                                 10.107798             9.797416           -3.07%           1,184       2001
                                 10.000000            10.107798            1.08%              16       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.511613             7.429682          -21.89%           3,723       2002
Index Fund - Class A
                                  9.469462             9.511613            0.45%             237       2001
                                 10.000000             9.469462           -5.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.108478            12.563388           -4.16%          45,850       2002
Fund - Trust Class
                                 11.838385            13.108478           10.73%          34,501       2001
                                 10.000000            11.838385           18.38%           3,199       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.076231             6.644112          -26.80%          27,557       2002
Fund - Trust Class
                                  9.367629             9.076231           -3.11%          15,878       2001
                                 10.000000             9.367629           -6.32%           1,872       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.695503             7.193149          -25.81%          12,228       2002
Fund - Trust Class
                                 10.143232             9.695503           -4.41%          10,148       2001
                                 10.000000            10.143232            1.43%           1,597       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.846682             5.716764          -27.14%          19,628       2002
Appreciation Fund - Class
A
                                  9.097531             7.846682          -13.75%           6,218       2001
                                 10.000000             9.097531           -9.02%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.286766             6.349286          -23.38%          77,741       2002
Class A
                                  9.510099             8.286766          -12.86%          55,857       2001
                                 10.000000             9.510099           -4.90%          21,663       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.133234            10.696998            5.56%           2,096       2002
Income Fund - Class A
                                  9.903648            10.133234            2.32%               0       2001
                                 10.000000             9.903648           -0.96%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.226628            12.161454            8.33%          24,697       2002
Class A
                                 10.428383            11.226628            7.65%           3,108       2001
                                 10.000000            10.428383            4.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.318547             7.433182          -20.23%          24,279       2002
Stock Fund, Inc. - Class
Z
                                  9.595747             9.318547           -2.89%          20,749       2001
                                 10.000000             9.595747           -4.04%           8,077       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.281823             3.249735          -38.47%          13,626       2002
Growth Fund - Class Z
                                  7.732790             5.281823          -31.70%           1,874       2001
                                 10.000000             7.732790          -22.67%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.886394             5.318296          -22.77%          14,906       2002
Fund - Investor Class
                                  8.720231             6.886394          -21.03%             436       2001
                                 10.000000             8.720231          -12.80%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.515922             8.588987           -9.74%          25,404       2002
Class A
                                 10.460943             9.515922           -9.03%           4,980       2001
                                 10.000000            10.460943            4.61%           1,920       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.25%)

   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.416919             4.680989          -27.05%           3,222       2002
- Investor Class
                                  7.990318             6.416919          -19.69%           2,684       2001
                                 10.000000             7.990318          -20.10%           1,271       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.049205             6.390493          -20.61%          21,272       2002
& Growth - Advisor Class
                                  8.921936             8.049205           -9.78%          16,997       2001
                                 10.000000             8.921936          -10.78%          12,233       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.261632             4.978951          -20.48%           2,628       2002
International Growth -
Advisor Class
                                  8.686523             6.261632          -27.92%           2,385       2001
                                 10.000000             8.686523          -13.13%             424       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.164552            11.602374            3.92%           1,251       2002
Term Government -
Investor Class
                                 10.552010            11.164552            5.80%              51       2001
                                 10.000000            10.552010            5.52%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.742284             5.116815          -24.11%          25,685       2002
Investor Class
                                  7.996806             6.742284          -15.69%          33,500       2001
                                 10.000000             7.996806          -20.03%             635       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.787708             7.190033          -18.18%          15,142       2002
Fund, Inc.
                                  9.971475             8.787708          -11.87%          12,845       2001
                                 10.000000             9.971475           -0.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.298917             7.670357          -17.51%           2,692       2002
Inc.
                                  9.856874             9.298917           -5.66%           1,057       2001
                                 10.000000             9.856874           -1.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.143950             7.209002          -21.16%             378       2002
Fund
                                 10.279118             9.143950          -11.04%             378       2001
                                 10.000000            10.279118            2.79%             378       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.505996             4.537463          -30.26%          11,267       2002
Century Fund, Inc. -
Class Z
                                  8.637533             6.505996          -24.68%          11,068       2001
                                 10.000000             8.637533          -13.62%           1,907       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.048420            11.666247            5.59%           2,552       2002
Class F
                                 10.425562            11.048420            5.97%           1,659       2001
                                 10.000000            10.425562            4.26%           1,463       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.604302             6.050613          -20.43%           1,919       2002
Fund - Class F
                                  8.682558             7.604302          -12.42%           1,568       2001
                                 10.000000             8.682558          -13.17%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.949518             8.843020           -1.19%           3,806       2002
                                  9.237583             8.949518           -3.12%           1,468       2001
                                 10.000000             9.237583           -7.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.984556            11.813789            7.55%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.359505            10.984556            6.03%               0       2001
                                 10.000000            10.359505            3.60%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.234738             8.316959           -9.94%           3,581       2002
Fund - Class A
                                  9.516271             9.234738           -2.96%           2,780       2001
                                 10.000000             9.516271           -4.84%             427       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.748327             8.968307          -16.56%          13,171       2002
Growth Fund - Class A
                                  8.772116             7.107758          -18.97%             150       2001
                                 10.000000             8.772116          -12.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.748327             8.968307          -16.56%          13,171       2002
Income Fund - Class A
                                 11.131035            10.748327           -3.44%          14,777       2001
                                 10.000000            11.131035           11.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.094414             5.440694          -23.31%           1,257       2002
Opportunities Fund -
Class A
                                  8.454422             7.094414          -16.09%             612       2001
                                 10.000000             8.454422          -15.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.817933             8.356954           -5.23%           1,310       2002
Income Advantage Fund -
Class T
                                  9.037095             8.817933           -2.43%           1,296       2001
                                 10.000000             9.037095           -9.63%             615       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.234357             5.705561          -21.13%              56       2002
Fund - Class A
                                  9.173113             7.234357          -21.14%               0       2001
                                 10.000000             9.173113           -8.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.423522            11.536558           -7.14%           7,334       2002
Investment Fund - Class A
                                 10.689496            12.423522           16.22%           5,996       2001
                                 10.000000            10.689496            6.89%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.528653            10.109649          -12.31%          12,553       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.020957            11.528653            4.61%           7,989       2001
                                 10.000000            11.020957           10.21%           1,098       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.688950             4.651353          -30.46%          25,389       2002
Growth Fund - Class A
                                  8.524143             6.688950          -21.53%          20,740       2001
                                 10.000000             8.524143          -14.76%           2,066       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.483487            12.390913            7.90%           2,642       2002
Class D
                                 10.587355            11.483487            8.46%           2,219       2001
                                 10.000000            10.587355            5.87%             253       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.693717            12.815484            9.59%           1,178       2002
Fund - Class D
                                 10.965038            11.693717            6.65%              36       2001
                                 10.000000            10.965038            9.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.244071             3.692057          -29.60%               4       2002
Class D
                                  7.354379             5.244071          -28.69%           1,729       2001
                                 10.000000             7.354379          -26.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.116905            10.042339           -0.74%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.031767            10.116905            0.85%               0       2001
                                 10.000000            10.031767            0.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.672375             9.146530           -5.44%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.910766             9.672375           -2.41%               0       2001
                                 10.000000             9.910766           -0.89%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.153360             8.175467          -10.68%             794       2002
Destinations Moderate
Fund - Service Class
                                  9.732005             9.153360           -5.95%             367       2001
                                 10.000000             9.732005           -2.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.643486             7.303278          -15.51%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.596497             8.643486           -9.93%               0       2001
                                 10.000000             9.596497           -4.04%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.270286             6.664095          -19.42%             276       2002
Destinations Aggressive
Fund - Class A
                                  9.458313             8.270286          -12.56%              57       2001
                                 10.000000             9.458313           -5.42%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.537091             8.970753          -14.86%             384       2002
Fund - Class A
                                 11.206898            10.537091           -5.98%             359       2001
                                 10.000000            11.206898           12.07%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.527209            10.500062           -0.26%          21,913       2002
Fund* - Service Shares
                                 10.311743            10.527209            2.09%           3,642       2001
                                 10.000000            10.311743            3.12%           3,555       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.291298             6.785187          -18.16%           1,659       2002
Fund2 - Class D
                                  9.535992             8.291298          -13.05%           1,126       2001
                                 10.000000             9.535992           -4.64%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.46%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.775717             9.112582          -15.43%             407       2002
Opportunities Fund -
Class A
                                 10.714896            10.775717            0.57%              61       2001
                                 10.000000            10.714896            7.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.693136             8.393353          -13.41%              27       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.693136           -3.07%              10       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.699965             3.766489          -33.92%          26,081       2002
Investor Class
                                  8.601688             5.699965          -33.73%          19,738       2001
                                 10.000000             8.601688          -13.98%           6,737       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.885443             4.665323          -32.24%           6,267       2002
Growth Fund - Investor
Class
                                  8.817268             6.885443          -21.91%           1,413       2001
                                 10.000000             8.817268          -11.83%             399       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.608038             8.307132          -13.54%           8,614       2002
- Investor Class
                                  9.821565             9.608038           -2.17%           7,523       2001
                                 10.000000             9.821565           -1.78%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.185750             8.475036           -7.74%           4,602       2002
Fund - I Shares
                                  9.776049             9.185750           -6.04%           2,340       2001
                                 10.000000             9.776049           -2.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.803385             4.996933          -26.55%           1,020       2002
International Fund - I
Shares
                                  8.923087             6.803385          -23.76%             510       2001
                                 10.000000             8.923087          -10.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.883244             5.029762          -26.93%          35,553       2002
Fund - I Shares
                                  8.832466             6.883244          -22.07%          32,550       2001
                                 10.000000             8.832466          -11.68%             596       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.812575             4.157816          -28.47%          36,623       2002
                                  7.966367             5.812575          -27.04%          43,583       2001
                                 10.000000             7.966367          -20.34%          12,558       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.799250             3.600786          -24.97%          61,727       2002
                                  6.865273             4.799250          -30.09%          54,277       2001
                                 10.000000             6.865273          -31.35%           9,400       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.983612             4.371576          -26.94%          15,774       2002
                                  7.857420             5.983612          -23.85%          15,774       2001
                                 10.000000             7.857420          -21.43%          13,661       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.490226            10.135587          -18.85%           2,530       2002
Portfolio - Open Shares
                                 10.748184            12.490226           16.21%             191       2001
                                 10.000000            10.748184            7.48%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.107857            12.006035            8.09%             679       2002
Fund - Class A
                                 10.498429            11.107857            5.80%             326       2001
                                 10.000000            10.498429            4.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.371729             5.990938          -18.73%               0       2002
Index Fund - Class A
                                  9.635373             7.371729          -23.49%               0       2001
                                 10.000000             9.635373           -3.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.852013             4.145029          -29.17%             865       2002
Growth Fund - Class A
                                  7.477387             5.852013          -21.74%             672       2001
                                 10.000000             7.477387          -25.23%             643       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.483442             7.934376          -16.33%             403       2002
Index Fund - Class A
                                  9.778319             9.483442           -3.02%               0       2001
                                 10.000000             9.778319           -2.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.749987             5.917876          -23.64%          26,252       2002
Fund - Service Class
                                  8.952563             7.749987          -13.43%          26,224       2001
                                 10.000000             8.952563          -10.47%          13,854       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.789141             7.873769          -19.57%             473       2002
- Class A
                                 10.104415             9.789141           -3.12%             314       2001
                                 10.000000            10.104415            1.04%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.505602             7.421210          -21.93%             579       2002
Index Fund - Class A
                                  9.468307             9.505602            0.39%              34       2001
                                 10.000000             9.468307           -5.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.097428            12.546432           -4.21%           7,872       2002
Fund - Trust Class
                                 11.834435            13.097428           10.67%           1,073       2001
                                 10.000000            11.834435           18.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.068584             6.635151          -26.83%             567       2002
Fund - Trust Class
                                  9.364503             9.068584           -3.16%               0       2001
                                 10.000000             9.364503           -6.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.687316             7.183433          -25.85%           2,316       2002
Fund - Trust Class
                                 10.139842             9.687316           -4.46%           2,389       2001
                                 10.000000            10.139842            1.40%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.841725             5.710251          -27.18%           6,166       2002
Appreciation Fund - Class
A
                                  9.096421             7.841725          -13.79%           3,854       2001
                                 10.000000             9.096421           -9.04%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.279781             6.340718          -23.42%          17,227       2002
Class A
                                  9.506920             8.279781          -12.91%          14,297       2001
                                 10.000000             9.506920           -4.93%           1,368       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.126843            10.684842            5.51%           2,117       2002
Income Fund - Class A
                                  9.902442            10.126843            2.27%           2,094       2001
                                 10.000000             9.902442           -0.98%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.219503            12.147584            8.27%           9,495       2002
Class A
                                 10.427070            11.219503            7.60%             367       2001
                                 10.000000            10.427070            4.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.310678             7.423148          -20.27%          13,445       2002
Stock Fund, Inc. - Class Z
                                  9.592533             9.310678           -2.94%          19,557       2001
                                 10.000000             9.592533           -4.07%             335       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.278481             3.246034          -38.50%           2,153       2002
Growth Fund - Class Z
                                  7.731845             5.278481          -31.73%             552       2001
                                 10.000000             7.731845          -22.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.882044             5.312256          -22.81%             581       2002
Fund - Investor Class
                                  8.719171             6.882044          -21.07%               0       2001
                                 10.000000             8.719171          -12.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.507892             8.577393           -9.79%           1,070       2002
Class A
                                 10.457445             9.507892           -9.08%              75       2001
                                 10.000000            10.457445            4.57%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.30%)

   (VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.411496             4.674668          -27.09%             545       2002
- Investor Class
                                  7.987637             6.411496          -19.73%             501       2001
                                 10.000000             7.987637          -20.12%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.042401             6.381861          -20.65%           1,519       2002
& Growth - Advisor Class
                                  8.918944             8.042401           -9.83%           1,555       2001
                                 10.000000             8.918944          -10.81%              56       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.256338             4.972216          -20.53%               0       2002
International Growth -
Advisor Class
                                  8.683607             6.256338          -27.95%               0       2001
                                 10.000000             8.683607          -13.16%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.155138            11.586718            3.87%             931       2002
Term Government -
Investor Class
                                 10.548476            11.155138            5.75%             967       2001
                                 10.000000            10.548476            5.48%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.736581             5.109900          -24.15%             921       2002
Investor Class
                                  7.994131             6.736581          -15.73%           1,234       2001
                                 10.000000             7.994131          -20.06%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.780286             7.180318          -18.22%           4,582       2002
Fund, Inc.
                                  9.968140             8.780286          -11.92%           5,631       2001
                                 10.000000             9.968140           -0.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.291066             7.659998          -17.56%               0       2002
Inc.
                                  9.853568             9.291066           -5.71%               0       2001
                                 10.000000             9.853568           -1.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.136222             7.199242          -21.20%               0       2002
Fund
                                 10.275676             9.136222          -11.09%               0       2001
                                 10.000000            10.275676            2.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.500494             4.531317          -30.29%               0       2002
Century Fund, Inc. -
Class Z
                                  8.634638             6.500494          -24.72%               0       2001
                                 10.000000             8.634638          -13.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.039112            11.650514            5.54%               0       2002
Class F
                                 10.422072            11.039112            5.92%               0       2001
                                 10.000000            10.422072            4.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.599504             6.043726          -20.47%               0       2002
Fund - Class F
                                  8.681500             7.599504          -12.46%               0       2001
                                 10.000000             8.681500          -13.19%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.941931             8.831051           -1.24%             549       2002
                                  9.234453             8.941931           -3.17%             583       2001
                                 10.000000             9.234453           -7.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.977587            11.800315            7.49%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.358205            10.977587            5.98%               0       2001
                                 10.000000            10.358205            3.58%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.226946             8.305732           -9.98%               0       2002
Fund - Class A
                                  9.513092             9.226946           -3.01%               0       2001
                                 10.000000             9.513092           -4.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.103265             4.870447          -31.43%               0       2002
Growth Fund - Class A
                                  8.771039             7.103265          -19.01%               0       2001
                                 10.000000             8.771039          -12.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.739262             8.956187          -16.60%             381       2002
Income Fund - Class A
                                 11.127322            10.739262           -3.49%             466       2001
                                 10.000000            11.127322           11.27%              46       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.088419             5.433336          -23.35%               0       2002
Opportunities Fund -
Class A
                                  8.451595             7.088419          -16.13%               0       2001
                                 10.000000             8.451595          -15.48%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.810489             8.345676           -5.28%               0       2002
Income Advantage Fund -
Class T
                                  9.034070             8.810489           -2.47%               0       2001
                                 10.000000             9.034070           -9.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.229793             5.699076          -21.17%               0       2002
Fund - Class A
                                  9.171999             7.229793          -21.18%               0       2001
                                 10.000000             9.171999           -8.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.415691            11.523452           -7.19%               0       2002
Investment Fund - Class A
                                 10.688197            12.415691           16.16%               0       2001
                                 10.000000            10.688197            6.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.518915            10.095992          -12.35%           3,625       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.017274            11.518915            4.55%           4,512       2001
                                 10.000000            11.017274           10.17%              48       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.683300             4.645069          -30.50%             984       2002
Growth Fund - Class A
                                  8.521284             6.683300          -21.57%           2,277       2001
                                 10.000000             8.521284          -14.79%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.473753            12.374141            7.85%               0       2002
Class D
                                 10.583768            11.473753            8.41%               0       2001
                                 10.000000            10.583768            5.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.683848            12.798191            9.54%           1,741       2002
Fund - Class D
                                 10.961368            11.683848            6.59%           1,796       2001
                                 10.000000            10.961368            9.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.239651             3.687081          -29.63%               0       2002
Class D
                                  7.351913             5.239651          -28.73%               0       2001
                                 10.000000             7.351913          -26.48%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.110513            10.030912           -0.79%           1,086       2002
Destinations Conservative
Fund - Service Class
                                 10.030541            10.110513            0.80%               0       2001
                                 10.000000            10.030541            0.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.666276             9.136132           -5.48%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.909557             9.666276           -2.46%               0       2001
                                 10.000000             9.909557           -0.90%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.147586             8.166163          -10.73%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.730818             9.147586           -5.99%               0       2001
                                 10.000000             9.730818           -2.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.638019             7.294964          -15.55%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.595327             8.638019           -9.98%               0       2001
                                 10.000000             9.595327           -4.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.265073             6.656512          -19.46%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.457166             8.265073          -12.61%               0       2001
                                 10.000000             9.457166           -5.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.528227             8.958653          -14.91%               0       2002
Fund - Class A
                                 11.203169            10.528227           -6.02%               0       2001
                                 10.000000            11.203169           12.03%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.518284            10.485848           -0.31%           3,044       2002
Fund - Service Shares
                                 10.308248            10.518284            2.04%           3,845       2001
                                 10.000000            10.308248            3.08%          17,383       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.284296             6.776015          -18.21%               0      2002
Fund - Class D
                                  9.532796             8.284296          -13.10%               0      2001
                                 10.000000             9.532796           -4.67%             706      2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.51%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.768918             9.102208          -15.48%               0      2002
Opportunities Fund -
Class A
                                 10.713600            10.768918            0.52%               0      2001
                                 10.000000            10.713600            7.14%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.691085             8.387312          -13.45%               0      2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.691085           -3.09%               0      2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.695129             3.761381          -33.95%           1,133      2002
Investor Class
                                  8.598799             5.695129          -33.77%           1,038      2001
                                 10.000000             8.598799          -14.01%               0      2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.879614             4.658997          -32.28%           1,724      2002
Growth Fund - Investor
Class
                                  8.814308             6.879614          -21.95%           1,685      2001
                                 10.000000             8.814308          -11.86%              59      2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.599941             8.295927          -13.58%               0      2002
- Investor Class
                                  9.818286             9.599941           -2.22%               0      2001
                                 10.000000             9.818286           -1.82%               0      2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.179953             8.465394           -7.78%             434      2002
Fund - I Shares
                                  9.774860             9.179953           -6.09%             434      2001
                                 10.000000             9.774860           -2.25%               0      2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.799087             4.991247          -26.59%             524      2002
International Fund - I
Shares
                                  8.921998             6.799087          -23.79%             533      2001
                                 10.000000             8.921998          -10.78%               0      2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.878887             5.024026          -26.96%             983      2002
Fund - I Shares
                                  8.831383             6.878887          -22.11%             988      2001
                                 10.000000             8.831383          -11.69%               0      2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.807656             4.152184          -28.50%           4,502      2002
                                  7.963696             5.807656          -27.07%           4,731      2001
                                 10.000000             7.963696          -20.36%               0      2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.795193             3.595928          -25.01%           1,959      2002
                                  6.862971             4.795193          -30.13%           2,460      2001
                                 10.000000             6.862971          -31.37%           1,393      2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.978543             4.365664          -26.98%               0      2002
                                  7.854786             5.978543          -23.89%               0      2001
                                 10.000000             7.854786          -21.45%               0      2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.479702            10.121904          -18.89%             337      2002
Portfolio - Open Shares
                                 10.744604            12.479702           16.15%             337      2001
                                 10.000000            10.744604            7.45%              55      2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.100801            11.992332            8.03%               0       2002
Fund - Class A
                                 10.497107            11.100801            5.75%               0       2001
                                 10.000000            10.497107            4.97%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.367062             5.984110          -18.77%               0       2002
Index Fund - Class A
                                  9.634199             7.367062          -23.53%               0       2001
                                 10.000000             9.634199           -3.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.847057             4.139418          -29.21%               0       2002
Growth Fund - Class A
                                  7.474873             5.847057          -21.78%               0       2001
                                 10.000000             7.474873          -25.25%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.477447             7.925334          -16.38%               0       2002
Index Fund - Class A
                                  9.777126             9.477447           -3.07%               0       2001
                                 10.000000             9.777126           -2.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.743437             5.909866          -23.68%           1,812       2002
Fund - Service Class
                                  8.949571             7.743437          -13.48%           2,113       2001
                                 10.000000             8.949571          -10.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.780872             7.863125          -19.61%               0       2002
- Class A
                                 10.101029             9.780872           -3.17%               0       2001
                                 10.000000            10.101029            1.01%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.499615             7.412770          -21.97%               0       2002
Index Fund - Class A
                                  9.467156             9.499615            0.34%               0       2001
                                 10.000000             9.467156           -5.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.086390            12.529505           -4.26%           1,219       2002
Fund - Trust Class
                                 11.830480            13.086390           10.62%             537       2001
                                 10.000000            11.830480           18.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.060927             6.626177          -26.87%               0       2002
Fund - Trust Class
                                  9.361366             9.060927           -3.21%               0       2001
                                 10.000000             9.361366           -6.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.679134             7.173724          -25.88%               0       2002
Fund - Trust Class
                                 10.136452             9.679134           -4.51%               0       2001
                                 10.000000            10.136452            1.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.836767             5.703747          -27.22%             229       2002
Appreciation Fund - Class
A
                                  9.095312             7.836767          -13.84%             242       2001
                                 10.000000             9.095312           -9.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.272774             6.332144          -23.46%           3,608       2002
Class A
                                  9.503727             8.272774          -12.95%           3,977       2001
                                 10.000000             9.503727           -4.96%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.120453            10.672692            5.46%               0       2002
Income Fund - Class A
                                  9.901233            10.120453            2.21%               0       2001
                                 10.000000             9.901233           -0.99%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.212375            12.133719            8.22%           5,596       2002
Class A
                                 10.425752            11.212375            7.55%           6,666       2001
                                 10.000000            10.425752            4.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.302810             7.413111          -20.31%             481       2002
Stock Fund, Inc. - Class Z
                                  9.589319             9.302810           -2.99%             579       2001
                                 10.000000             9.589319           -4.11%              60       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.275131             3.242326          -38.54%               0       2002
Growth Fund - Class Z
                                  7.730897             5.275131          -31.77%               0       2001
                                 10.000000             7.730897          -22.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.877692             5.306200          -22.85%               0       2002
Fund - Investor Class
                                  8.718108             6.877692          -21.11%               0       2001
                                 10.000000             8.718108          -12.82%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- -         9.499851             8.565794           -9.83%             170       2002
Class A
                                 10.453942             9.499851           -9.13%             170       2001
                                 10.000000            10.453942            4.54%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.406085             4.668348          -27.13%           4,954       2002
- Investor Class
                                  7.984965             6.406085          -19.77%             979       2001
                                 10.000000             7.984965          -20.15%             492       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.038620             6.373248          -20.69%           2,135       2002
& Growth - Advisor Class
                                  8.915964             8.035620           -9.87%           1,949       2001
                                 10.000000             8.915964          -10.84%             791       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.251048             4.965500          -20.57%             315       2002
International Growth -
Advisor Class
                                  8.680694             6.251048          -27.99%               0       2001
                                 10.000000             8.680694          -13.19%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.145719            11.571069            3.82%             732       2002
Term Government -
Investor Class
                                 10.544941            11.145719            5.70%             357       2001
                                 10.000000            10.544941            5.45%             104       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.730887             5.102991          -24.19%          10,073       2002
Investor Class
                                  7.991449             6.730887          -15.77%           3,451       2001
                                 10.000000             7.991449          -20.09%           1,690       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.772873             7.170613          -18.26%           6,025       2002
Fund, Inc.
                                  9.964802             8.772873          -11.96%           2,766       2001
                                 10.000000             9.964802           -0.35%           1,279       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.283217             7.649645          -17.60%           1,244       2002
Inc.
                                  9.850271             9.283217           -5.76%             619       2001
                                 10.000000             9.850271           -1.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.128509             7.189525          -21.24%               0       2002
Fund
                                 10.272236             9.128509          -11.13%               0       2001
                                 10.000000            10.272236            2.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.495001             4.525199          -30.33%           2,654       2002
Century Fund, Inc. -
Class Z
                                  8.631746             6.495001          -24.75%               0       2001
                                 10.000000             8.631746          -13.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.029786            11.634787            5.49%             776       2002
Class F
                                 10.418578            11.029786            5.87%             316       2001
                                 10.000000            10.418578            4.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.594692             6.036842          -20.51%              47       2002
Fund - Class F
                                  8.680435             7.594692          -12.51%              47       2001
                                 10.000000             8.680435          -13.20%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.934346             8.819090           -1.29%              20       2002
                                  9.231320             8.934346           -3.22%              20       2001
                                 10.000000             9.231320           -7.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.970612            11.786844            7.44%              99       2002
Income Fund -
Institutional Service
Shares
                                 10.356897            10.970612            5.93%               0       2001
                                 10.000000            10.356897            3.57%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.219156             8.294516          -10.03%           3,659       2002
Fund - Class A
                                  9.509906             9.219156           -3.06%           2,986       2001
                                 10.000000             9.509906           -4.90%           1,367       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.098751             4.864881          -31.47%              57       2002
Growth Fund - Class A
                                  8.769968             7.098751          -19.06%              24       2001
                                 10.000000             8.769968          -12.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.730189             8.944079          -16.65%           4,577       2002
Income Fund - Class A
                                 11.123603            10.730189           -3.54%             548       2001
                                 10.000000            11.123603           11.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.082433             5.425999          -23.39%             960       2002
Opportunities Fund -
Class A
                                  8.448765             7.082433          -16.17%             285       2001
                                 10.000000             8.448765          -15.51%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.803048             8.334404           -5.32%             782       2002
Income Advantage Fund -
Class T
                                  9.031039             8.803048           -2.52%               0       2001
                                 10.000000             9.031039           -9.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.225217             5.692568          -21.21%               0       2002
Fund - Class A
                                  9.170881             7.225217          -21.22%               0       2001
                                 10.000000             9.170881           -8.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.407849            11.510327           -7.23%           3,127       2002
Investment Fund - Class A
                                 10.686898            12.407849           16.10%             974       2001
                                 10.000000            10.686898            6.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.509203            10.082366          -12.40%           1,336       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.013589            11.509203            4.50%           3,827       2001
                                 10.000000            11.013589           10.14%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.677629             4.638770          -30.53%           1,118      2002
Growth Fund - Class A
                                  8.518431             6.677629          -21.61%             926      2001
                                 10.000000             8.518431          -14.82%              54      2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.464017            12.357378            7.79%           1,032      2002
Class D
                                 10.580177            11.464017            8.35%             753      2001
                                 10.000000            10.580177            5.80%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.674008            12.780933            9.48%           6,812      2002
Fund - Class D
                                 10.957707            11.674008            6.54%             220      2001
                                 10.000000            10.957707            9.58%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.235203             3.682078          -29.67%              25      2002
Class D
                                  7.349447             5.235203          -28.77%               0      2001
                                 10.000000             7.349447          -26.51%              47      2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.104136            10.019506           -0.84%              19      2002
Destinations Conservative
Fund - Service Class
                                 10.029324            10.104136            0.75%              19      2001
                                 10.000000            10.029324            0.29%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.660169             9.125733           -5.53%           1,127      2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.908353             9.660169           -2.50%               0      2001
                                 10.000000             9.908353           -0.92%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.141817             8.156878          -10.77%             411      2002
Destinations Moderate
Fund - Service Class
                                  9.729634             9.141817           -6.04%               0      2001
                                 10.000000             9.729634           -2.70%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.632576             7.286663          -15.59%             568      2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.594163             8.632576          -10.02%              29      2001
                                 10.000000             9.594163           -4.06%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.259848             6.648932          -19.50%             118      2002
Destinations Aggressive
Fund - Class A
                                  9.456010             8.259848          -12.65%               0      2001
                                 10.000000             9.456010           -5.44%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.519328             8.946547          -14.95%               0      2002
Fund - Class A
                                 11.199409            10.519328           -6.07%               0      2001
                                 10.000000            11.199409           11.99%               0      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.509362            10.471646           -0.36%          45,798      2002
Fund* - Service Shares
                                 10.304753            10.509362            1.99%          15,964      2001
                                 10.000000            10.304753            3.05%             101      2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.277294             6.766860          -18.25%             324       2002
Fund - Class D
                                  9.529603             8.277294          -13.14%             310       2001
                                 10.000000             9.529603           -4.70%             191       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.56%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.762121             9.091861          -15.52%             544       2002
Opportunities Fund -
Class A
                                 10.712297            10.762121            0.47%               0       2001
                                 10.000000            10.712297            7.12%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.689035             8.381288          -13.50%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.689035           -3.11%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.690302             3.756287          -33.99%           7,410       2002
Investor Class
                                  8.595917             5.690302          -33.80%           2,604       2001
                                 10.000000             8.595917          -14.04%             719       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.873792             4.652697          -32.31%          45,523       2002
Growth Fund - Investor
Class
                                  8.811353             6.873792          -21.99%             449       2001
                                 10.000000             8.811353          -11.89%             330       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.591824             8.284707          -13.63%           1,088       2002
- Investor Class
                                  9.814992             9.591824           -2.27%             375       2001
                                 10.000000             9.814992           -1.85%             203       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.174148             8.455757           -7.83%           1,286       2002
Fund - I Shares
                                  9.773668             9.174148           -6.13%               0       2001
                                 10.000000             9.773668           -2.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.794786             4.985550          -26.63%              19       2002
International Fund - I
Shares
                                  8.920916             6.794786          -23.83%               0       2001
                                 10.000000             8.920916          -10.79%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.874544             5.018307          -27.00%           7,342       2002
Fund - I Shares
                                  8.830308             6.874544          -22.15%           3,144       2001
                                 10.000000             8.830308          -11.70%             489       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.802754             4.146575          -28.54%           6,821       2002
                                  7.961032             5.802754          -27.11%           6,810       2001
                                 10.000000             7.961032          -20.39%           2,114       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.791126             3.591050          -25.05%          11,506       2002
                                  6.860667             4.791126          -30.17%           8,147       2001
                                 10.000000             6.860667          -31.39%           2,526       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.973493             4.359759          -27.01%               0       2002
                                  7.852154             5.973493          -23.93%               0       2001
                                 10.000000             7.852154          -21.48%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.469159            10.108230          -18.93%          22,032       2002
Portfolio - Open Shares
                                 10.741000            12.469159           16.09%             350       2001
                                 10.000000            10.741000            7.41%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.093743            11.978635            7.98%             354       2002
Fund - Class A
                                 10.495778            11.093743            5.70%               0       2001
                                 10.000000            10.495778            4.96%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.362404             5.977297          -18.81%               8       2002
Index Fund - Class A
                                  9.633028             7.362404          -23.57%               0       2001
                                 10.000000             9.633028           -3.67%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.842125             4.133833          -29.24%               0       2002
Growth Fund - Class A
                                  7.472370             5.842125          -21.82%             698       2001
                                 10.000000             7.472370          -25.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.471463             7.916317          -16.42%             357       2002
Index Fund - Class A
                                  9.775938             9.471463           -3.11%               0       2001
                                 10.000000             9.775938           -2.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.736898             5.901883          -23.72%           9,278       2002
Fund - Service Class
                                  8.946569             7.736898          -13.52%           7,984       2001
                                 10.000000             8.946569          -10.53%           1,201       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.772617             7.852499          -19.65%             111       2002
- Class A
                                 10.097659             9.772617           -3.22%               0       2001
                                 10.000000            10.097659            0.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.493598             7.404320          -22.01%             113       2002
Index Fund - Class A
                                  9.465999             9.493598            0.29%               0       2001
                                 10.000000             9.465999           -5.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.075325            12.512564           -4.30%           1,798       2002
Fund - Trust Class
                                 11.826515            13.075325           10.56%           2,410       2001
                                 10.000000            11.826515           18.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.053270             6.617226          -26.91%           1,089       2002
Fund - Trust Class
                                  9.358233             9.053270           -3.26%           1,241       2001
                                 10.000000             9.358233           -6.42%             923       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.670957             7.164027          -25.92%             255       2002
Fund - Trust Class
                                 10.133061             9.670957           -4.56%             242       2001
                                 10.000000            10.133061            1.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.831808             5.697232          -27.26%           1,093       2002
Appreciation Fund - Class
A
                                  9.094199             7.831808          -13.88%               0       2001
                                 10.000000             9.094199           -9.06%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.265794             6.323592          -23.50%           5,325       2002
Class A
                                  9.500554             8.265794          -13.00%             716       2001
                                 10.000000             9.500554           -4.99%             167       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.114068            10.660557            5.40%           1,907       2002
Income Fund - Class A
                                  9.900030            10.114068            2.16%               0       2001
                                 10.000000             9.900030           -1.00%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.205257            12.119873            8.16%           2,298       2002
Class A
                                 10.424444            11.205257            7.49%              34       2001
                                 10.000000            10.424444            4.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.294963             7.403099          -20.35%             731       2002
Stock Fund, Inc. - Class Z
                                  9.586120             9.294963           -3.04%             327       2001
                                 10.000000             9.586120           -4.14%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.271779             3.238618          -38.57%               0       2002
Growth Fund - Class Z
                                  7.729950             5.271779          -31.80%               0       2001
                                 10.000000             7.729950          -22.70%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.873341             5.300150          -22.89%             302       2002
Fund - Investor Class
                                  8.717041             6.873341          -21.15%               0       2001
                                 10.000000             8.717041          -12.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.491838             8.554226           -9.88%           2,260       2002
Class A
                                 10.450451             9.491838           -9.17%           1,245       2001
                                 10.000000            10.450451            4.50%           1,742       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.400657             4.662021          -27.16%           5,196       2002
- Investor Class
                                  7.982278             6.400657          -19.81%           5,928       2001
                                 10.000000             7.982278          -20.18%           5,942       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.028811             6.364602          -20.73%          18,343       2002
& Growth - Advisor Class
                                  8.912971             8.028811           -9.92%           4,492       2001
                                 10.000000             8.912971          -10.87%           5,420       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.245756             4.958774          -20.61%             630       2002
International Growth -
Advisor Class
                                  8.677781             6.245756          -28.03%             523       2001
                                 10.000000             8.677781          -13.22%             365       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.136315            11.555444            3.46%              67       2002
Term Government -
Investor Class
                                 10.541416            11.136315            5.64%              19       2001
                                 10.000000            10.541416            5.41%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.725197             5.096092          -24.22%           5,958       2002
Investor Class
                                  7.988773             6.725197          -15.82%             366       2001
                                 10.000000             7.988773          -20.11%             366       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.765471             7.160931          -18.31%           1,889       2002
Fund, Inc.
                                  9.961462             8.765471          -12.01%             436       2001
                                 10.000000             9.961462           -0.39%              80       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.275382             7.639302          -17.64%           4,820       2002
Inc.
                                  9.846977             9.275382           -5.80%           6,237       2001
                                 10.000000             9.846977           -1.53%           9,792       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.120785             7.179792          -21.28%               0       2002
Fund
                                 10.268790             9.120785          -11.18%               0       2001
                                 10.000000            10.268790            2.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.489500             4.519064          -30.36%               0       2002
Century Fund, Inc. -
Class Z
                                  8.628853             6.489500          -24.79%               0       2001
                                 10.000000             8.628853          -13.71%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.020476            11.619076            5.43%           1,319       2002
Class F
                                 10.415085            11.020476            5.81%             260       2001
                                 10.000000            10.415085            4.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.589896             6.029971          -20.55%              60       2002
Fund - Class F
                                  8.679377             7.589896          -12.55%               0       2001
                                 10.000000             8.679377          -13.21%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.926760             8.807133           -1.34%           4,332       2002
                                  9.228188             8.926760           -3.27%               0       2001
                                 10.000000             9.228188           -7.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.963641            11.773383            7.39%           5,442       2002
Income Fund -
Institutional Service
Shares
                                 10.355594            10.963641            5.87%               0       2001
                                 10.000000            10.355594            3.56%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.211366             8.283294          -10.08%             198       2002
Fund - Class A
                                  9.506721             9.211366           -3.11%             198       2001
                                 10.000000             9.506721           -4.93%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.094268             4.859334          -31.50%           4,722       2002
Growth Fund - Class A
                                  8.768899             7.094268          -19.10%               0       2001
                                 10.000000             8.768899          -12.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.721133             8.932000          -16.69%           7,285       2002
Income Fund - Class A
                                 11.119877            10.721133           -3.59%             301       2001
                                 10.000000            11.119877           11.20%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.076439             5.418642          -23.43%             409       2002
Opportunities Fund -
Class A
                                  8.445932             7.076439          -16.21%               0       2001
                                 10.000000             8.445932          -15.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.795608             8.323130           -5.37%              45       2002
Income Advantage Fund -
Class T
                                  9.028015             8.795608           -2.57%               0       2001
                                 10.000000             9.028015           -9.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.220651             5.686078          -21.25%               0       2002
Fund - Class A
                                  9.169762             7.220651          -21.26%               0       2001
                                 10.000000             9.169762           -8.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.400018            11.497232           -7.28%           4,469       2002
Investment Fund - Class A
                                 10.685596            12.400018           16.04%              22       2001
                                 10.000000            10.685596            6.86%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.499485            10.068740          -12.44%             260       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.009900            11.499485            4.45%             144       2001
                                 10.000000            11.009900           10.10%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.671973             4.632489          -30.57%             950       2002
Growth Fund - Class A
                                  8.515572             6.671973          -21.65%             528       2001
                                 10.000000             8.515572          -14.84%             385       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.454290            12.340635            7.74%              54       2002
Class D D
                                 10.576589            11.454290            8.30%               0       2001
                                 10.000000            10.576589            5.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.664147            12.763660            9.43%          18,403       2002
Fund - Class D
                                 10.954030            11.664147            6.48%              56       2001
                                 10.000000            10.954030            9.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.230775             3.677095          -29.70%             327       2002
Class D
                                  7.346974             5.230775          -28.80%             327       2001
                                 10.000000             7.346974          -26.53%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.097750            10.008093           -0.89%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.028096            10.097750            0.69%               0       2001
                                 10.000000            10.028096            0.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.654061             9.115334           -5.58%           4,967       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.907140             9.654061           -2.55%               0       2001
                                 10.000000             9.907140           -0.93%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.136036             8.147581          -10.82%           1,003       2002
Destinations Moderate
Fund - Service Class
                                  9.728447             9.136036           -6.09%             707       2001
                                 10.000000             9.728447           -2.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.627105             7.278356          -15.63%           1,145       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.592988             8.627105          -10.07%               0       2001
                                 10.000000             9.592988           -4.07%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.254622             6.641350          -19.54%           1,403       2002
Destinations Aggressive
Fund - Class A
                                  9.454857             8.254622          -12.69%           1,159       2001
                                 10.000000             9.454857           -5.45%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.510442             8.934454          -14.99%               0       2002
Fund - Class A
                                 11.195662            10.510442           -6.12%               0       2001
                                 10.000000            11.195662           11.96%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.500440            10.457452           -0.41%           3,385       2002
Fund* - Service Shares
                                 10.301256            10.500440            1.93%               0       2001
                                 10.000000            10.301256            3.01%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.270301             6.757705          -18.29%             216       2002
Fund - Class D
                                  9.526415             8.270301          -13.19%             139       2001
                                 10.000000             9.526415           -4.74%             139       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.61%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.755333             9.081509          -15.56%               0       2002
Opportunities Fund -
Class A
                                 10.710998            10.755333            0.41%               0       2001
                                 10.000000            10.710998            7.11%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.686992             8.375274          -13.54%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.686992           -3.13%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           8.685485             3.751191          -34.02%          17,853       2002
Investor Class
                                  8.593030             5.685485          -33.84%           7,412       2001
                                 10.000000             8.593030          -14.07%           5,404       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.867985             4.646397          -32.35%           4,772       2002
Growth Fund - Investor
Class
                                  8.808407             6.867985          -22.03%           5,344       2001
                                 10.000000             8.808407          -11.92%           5,089       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.583734             8.273516          -13.67%           6,557       2002
- Investor Class
                                  9.811714             9.583734           -2.32%             362       2001
                                 10.000000             9.811714           -1.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.168354             8.446123           -7.88%           3,662       2002
Fund - I Shares
                                  9.772480             9.168354           -6.18%               0       2001
                                 10.000000             9.772480           -2.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.790479             7.979866          -26.66%             737       2002
International Fund - I
Shares
                                  8.919820             6.790479          -23.87%               0       2001
                                 10.000000             8.919820          -10.80%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.870186             5.012580          -27.04%           9,402       2002
Fund - I Shares
                                  8.829229             6.870186          -22.19%           5,638       2001
                                 10.000000             8.829229          -11.71%           5,590       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.797828             4.140942          -28.58%           4,611       2002
                                  7.958354             5.797828          -27.15%             870       2001
                                 10.000000             7.958354          -20.42%             362       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.787078             3.586193          -25.09%           5,608       2002
                                  6.858363             4.787078          -30.20%             893       2001
                                 10.000000             6.858363          -31.42%             578       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.968432             4.353851          -27.05%               0       2002
                                  7.849518             5.968432          -23.96%               0       2001
                                 10.000000             7.849518          -21.50%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.458640            10.094567          -18.98%              32       2002
Portfolio - Open Shares
                                 10.737408            12.458640           16.03%               0       2001
                                 10.000000            10.737408            7.37%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.086699            11.964965            7.92%               0       2002
Fund - Class A
                                 10.494463            11.086699            5.64%               0       2001
                                 10.000000            10.494463            4.94%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.357745             5.970482          -18.85%               0       2002
Index Fund - Class A
                                  9.631851             7.357745          -23.61%               0       2001
                                 10.000000             9.631851           -3.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.837176             4.128221          -29.28%               0       2002
Growth Fund - Class A
                                  7.469854             5.837176          -21.86%               0       2001
                                 10.000000             7.469854          -25.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.465469             7.907285          -16.46%              55       2002
Index Fund - Class A
                                  9.774743             9.465469           -3.16%               0       2001
                                 10.000000             9.774743           -2.25%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.730344             5.893888          -23.76%             376       2002
Fund - Service Class
                                  8.943566             7.730344          -13.57%              85       2001
                                 10.000000             8.943566          -10.56%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.764363             7.841882          -19.69%              67       2002
- Class A
                                 10.094272             9.764363           -3.27%               0       2001
                                 10.000000            10.094272            0.94%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.487599             7.395876          -22.05%              35       2002
Index Fund - Class A
                                  9.464843             9.487599            0.24%               0       2001
                                 10.000000             9.464843           -5.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.064292            12.495669           -4.35%           6,569       2002
Fund - Trust Class
                                 11.822556            13.064292           10.50%             143       2001
                                 10.000000            11.822556           18.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.045625             6.608278          -26.95%              52       2002
Fund - Trust Class
                                  9.355096             9.045625           -3.31%              52       2001
                                 10.000000             9.355096           -6.45%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.662784             7.154340          -25.96%               0       2002
Fund - Trust Class
                                 10.129664             9.662784           -4.61%               0       2001
                                 10.000000            10.129664            1.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.826855             5.690742          -27.29%           5,849       2002
Appreciation Fund - Class
A
                                  9.093093             7.826855          -13.93%               0       2001
                                 10.000000             9.093093           -9.07%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.258804             6.315036          -23.54%           9,149       2002
Class A
                                  9.497367             8.258804          -13.04%           1,127       2001
                                 10.000000             9.497367           -5.03%             336       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.107680            10.648421            5.35%           2,264       2002
Income Fund - Class A
                                  9.898822            10.107680            2.11%               0       2001
                                 10.000000             9.898822           -1.01%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.198134            12.106032            8.11%           2,269       2002
Class A
                                 10.423131            11.198134            7.44%               0       2001
                                 10.000000            10.423131            4.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.287108             7.393089          -20.39%             353       2002
Stock Fund, Inc. - Class Z
                                  9.582905             9.287108           -3.09%             263       2001
                                 10.000000             9.582905           -4.17%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.268446             3.234920          -38.60%               0       2002
Growth Fund - Class Z
                                  7.729008             5.268446          -31.84%               0       2001
                                 10.000000             7.729008          -22.71%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.868994             5.294110          -22.93%               0       2002
Fund - Investor Class
                                  8.715976             6.868994          -21.19%               0       2001
                                 10.000000             8.715976          -12.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.483809             8.542655           -9.92%           7,101       2002
Class A
                                 10.446944             9.483809           -9.22%               0       2001
                                 10.000000            10.446944            4.47%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.395245             4.655706          -27.20%           5,580       2002
- Investor Class
                                  7.979607             6.395245          -19.86%           1,068       2001
                                 10.000000             7.979607          -20.20%           1,018       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.022025             6.355989          -20.77%          15,616       2002
& Growth - Advisor Class
                                  8.909987             8.022025           -9.97%           3,180       2001
                                 10.000000             8.909987          -10.90%             170       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.240467             4.952058          -20.65%           2,044       2002
International Growth -
Advisor Class
                                  8.674874             6.240467          -28.06%           1,265       2001
                                 10.000000             8.674874          -13.25%             351       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.126898            11.539820            3.71%           3,095       2002
Term Government -
Investor Class
                                 10.537875            11.126898            5.59%             546       2001
                                 10.000000            10.537875            5.38%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.719494             5.089179          -24.26%          14,956       2002
Investor Class
                                  7.986087             6.719494          -15.86%           9,096       2001
                                 10.000000             7.986087          -20.14%           3,214       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.758045             7.151216          -18.35%           4,666       2002
Fund, Inc.
                                  9.958126             8.758045          -12.05%           1,137       2001
                                 10.000000             9.958126           -0.42%             233       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.267544             7.628982          -17.68%           2,925       2002
Inc.
                                  9.843679             9.267544           -5.85%             500       2001
                                 10.000000             9.843679           -1.56%             220       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.113078             7.170087          -21.32%               0       2002
Fund
                                 10.265356             9.113078          -11.22%               0       2001
                                 10.000000            10.265356            2.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.484016             4.512953          -30.40%           2,324       2002
Century Fund, Inc. -
Class Z
                                  8.625964             6.484016          -24.83%           1,528       2001
                                 10.000000             8.625964          -13.74%           1,364       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.011157            11.603363            5.38%           1,729       2002
Class F
                                 10.411592            11.011157            5.76%             333       2001
                                 10.000000            10.411592            4.12%             169       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.585100             6.023093          -20.59%               0       2002
Fund - Class F
                                  8.678320             7.585100          -12.60%               0       2001
                                 10.000000             8.678320          -13.22%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.919182             8.795198           -1.39%             657       2002
                                  9.225056             8.919182           -3.32%             144       2001
                                 10.000000             9.225056           -7.75%              43       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.956671            11.759931            7.33%             212       2002
Income Fund -
Institutional Service
Shares
                                 10.354290            10.956671            5.82%               0       2001
                                 10.000000            10.354290            3.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.203576             8.272082          -10.12%           4,371       2002
Fund - Class A
                                  9.503531             9.203576           -3.16%           1,073       2001
                                 10.000000             9.503531           -4.96%             537       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.089774             4.853795          -31.54%           5,405       2002
Growth Fund - Class A
                                  8.767828             7.089774          -19.14%             308       2001
                                 10.000000             8.767828          -12.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.712074             8.919919          -16.73%           7,824       2002
Income Fund - Class A
                                 11.116157            10.712074           -3.64%           1,111       2001
                                 10.000000            11.116157           11.16%             690       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.070458             5.411322          -23.47%           4,685       2002
Opportunities Fund -
Class A
                                  8.443095             7.070458          -16.26%           3,286       2001
                                 10.000000             8.443095          -15.57%             914       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.788167             8.311871           -5.42%             702       2002
Income Advantage Fund -
Class T
                                  9.024990             8.788167           -2.62%             360       2001
                                 10.000000             9.024990           -9.75%             317       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.216084             5.679602          -21.29%              71       2002
Fund - Class A
                                  9.168643             7.216084          -21.30%               0       2001
                                 10.000000             9.168643           -8.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.392175            11.484125           -7.33%           3,239       2002
Investment Fund - Class A
                                 10.684290            12.392175           15.99%             674       2001
                                 10.000000            10.684290            6.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.489770            10.055126          -12.49%           8,585       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.006218            11.489770            4.39%             783       2001
                                 10.000000            11.006218           10.06%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.666321             4.626215          -30.60%           6,378       2002
Growth Fund - Class A
                                  8.512713             6.666321          -21.69%           2,304       2001
                                 10.000000             8.512713          -14.87%             330       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.444561            12.323899            7.68%           1,335       2002
Class D
                                 10.572997            11.444561            8.24%             668       2001
                                 10.000000            10.572997            5.73%             194       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.654294            12.746420            9.37%           1,423       2002
Fund - Class D
                                 10.950362            11.654294            6.43%             425       2001
                                 10.000000            10.950362            9.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.226331             3.672095          -29.74%           1,324       2002
Class D
                                  7.344506             5.226331          -28.84%             607       2001
                                 10.000000             7.344506          -26.55%             607       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.091371             9.996699           -0.94%              58       2002
Destinations Conservative
Fund - Service Class
                                 10.026870            10.091371            0.64%               0       2001
                                 10.000000            10.026870            0.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.647960             9.104947           -5.63%           1,436       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.905932             9.647960           -2.60%               0       2001
                                 10.000000             9.905932           -0.94%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.130251             8.138293          -10.86%           2,737       2002
Destinations Moderate
Fund - Service Class
                                  9.727261             9.130251           -6.14%             298       2001
                                 10.000000             9.727261           -2.73%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.621655             7.270065          -15.68%             198       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.591819             8.621655          -10.11%             166       2001
                                 10.000000             9.591819           -4.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.249387             6.633766          -19.58%              88       2002
Destinations Aggressive
Fund - Class A
                                  9.453704             8.249387          -12.74%               0       2001
                                 10.000000             9.453704           -5.46%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.501570             8.922373          -15.04%             420       2002
Fund - Class A
                                 11.191916            10.501570           -6.17%             205       2001
                                 10.000000            11.191916           11.92%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.491525            10.443276           -0.46%          16,107       2002
Fund* - Service Shares
                                 10.297760            10.491525            1.88%           7,958       2001
                                 10.000000            10.297760            2.98%             174       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.263303             6.748557          -18.33%           1,265       2002
Fund - Class D
                                  9.523220             8.263303          -13.23%             566       2001
                                 10.000000             9.523220           -4.77%             228       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.66%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.748517             9.071142          -15.61%             480       2002
Opportunities Fund -
Class A
                                 10.709688            10.748517            0.36%             208       2001
                                 10.000000            10.709688            7.10%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.684942             8.369251          -13.58%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.684942           -3.15%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.680666             3.746112          -34.06%          15,712       2002
Investor Class
                                  8.590146             5.680666          -33.87%          10,338       2001
                                 10.000000             8.590146          -14.10%             166       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.862159             4.640107          -32.38%           3,812       2002
Growth Fund - Investor
Class
                                  8.805446             6.862159          -22.07%             719       2001
                                 10.000000             8.805446          -11.95%             238       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.575640             8.262334          -13.72%           4,135       2002
- Investor Class
                                  9.808427             9.575640           -2.37%           2,990       2001
                                 10.000000             9.808427           -1.92%              76       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.162562             8.436499           -7.92%           7,799       2002
Fund - I Shares
                                  9.771288             9.162562           -6.23%           1,234       2001
                                 10.000000             9.771288           -2.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.786184             4.974186          -26.70%             271       2002
International Fund - I
Shares
                                  8.918728             6.786184          -23.91%              77       2001
                                 10.000000             8.918728          -10.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.865837             5.006864          -27.08%          15,457       2002
Fund - I Shares
                                  8.828146             6.865837          -22.23%           9,448       2001
                                 10.000000             8.828146          -11.72%           3,130       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.792910             4.135334          -28.61%          10,141       2002
                                  7.955688             5.792910          -27.19%           7,913       2001
                                 10.000000             7.955688          -20.44%           2,100       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.783010             3.581326          -25.12%          16,466       2002
                                  6.856048             4.783010          -30.24%          15,630       2001
                                 10.000000             6.856048          -31.44%           2,998       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.963384             4.347960          -27.09%             978       2002
                                  7.846884             5.963384          -24.00%           1,329       2001
                                 10.000000             7.846884          -21.53%           1,144       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.448098            10.080904          -19.02%           1,886       2002
Portfolio - Open Shares
                                 10.733803            12.448098           15.97%             101       2001
                                 10.000000            10.733803            7.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.079650            11.951293            7.87%             394       2002
Fund - Class A
                                 10.493140            11.079650            5.59%               0       2001
                                 10.000000            10.493140            4.93%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.353094             5.963672          -18.90%             163       2002
Index Fund - Class A
                                  9.630677             7.353094          -23.65%             118       2001
                                 10.000000             9.630677           -3.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.832229             4.122642          -29.31%           9,238       2002
Growth Fund - Class A
                                  7.467353             5.832229          -21.90%              24       2001
                                 10.000000             7.467353          -25.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.459491             7.898272          -16.50%           1,428       2002
Index Fund - Class A
                                  9.773554             9.459491           -3.21%             261       2001
                                 10.000000             9.773554           -2.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.723817             5.885925          -23.80%          12,044       2002
Fund - Service Class
                                  8.940568             7.723817          -13.61%           3,611       2001
                                 10.000000             8.940568          -10.59%             668       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.756098             7.831264          -19.73%             891       2002
- Class A
                                 10.090883             9.756098           -3.32%             146       2001
                                 10.000000            10.090883            0.91%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.481590             7.387440          -22.09%             839       2002
Index Fund - Class A
                                  9.463689             9.481590            0.19%             277       2001
                                 10.000000             9.463689           -5.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.053256            12.478777           -4.40%           2,895       2002
Fund - Trust Class
                                 11.818605            13.053256           10.45%           1,527       2001
                                 10.000000            11.818605           18.19%             437       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.037969             6.599329          -26.98%           1,590       2002
Fund - Trust Class
                                  9.351959             9.037969           -3.36%             659       2001
                                 10.000000             9.351959           -6.48%             217       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.654616             7.144661          -26.00%             726       2002
Fund - Trust Class
                                 10.126269             9.654616           -4.66%             704       2001
                                 10.000000            10.126269            1.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.821894             5.684252          -27.33%           5,466       2002
Appreciation Fund - Class
A
                                  9.091985             7.821864          -13.97%           3,332       2001
                                 10.000000             9.091985           -9.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.251822             6.306488          -23.57%           9,794       2002
Class A
                                  9.494192             8.251822          -13.09%           5,802       2001
                                 10.000000             9.494192           -5.06%           2,819       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.101298            10.636303            5.30%             564       2002
Income Fund - Class A
                                  9.897617            10.101298            2.06%             236       2001
                                 10.000000             9.897617           -1.02%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.191014            12.092198            8.05%           6,478       2002
Class A
                                 10.421817            11.191014            7.38%             798       2001
                                 10.000000            10.421817            4.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.279248             7.383083          -20.43%           6,647       2002
Stock Fund, Inc. Class Z
                                  9.579686             9.279248           -3.14%           3,733       2001
                                 10.000000             9.579686           -4.20%             561       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.265101             3.231230          -38.63%             313       2002
Growth Fund - Class Z
                                  7.728062             5.265101          -31.87%             168       2001
                                 10.000000             7.728062          -22.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.864646             5.288064          -22.97%           1,370       2002
Fund - Investor Class
                                  8.714916             6.864646          -21.23%           1,008       2001
                                 10.000000             8.714916          -12.85%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.475781             8.531093           -9.97%           4.130       2002
Class A
                                 10.443442             9.475781           -9.27%           1,670       2001
                                 10.000000            10.443442            4.43%             117       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.389818             4.649393          -27.24%             435       2002
- Investor Class
                                  7.976922             6.389818          -19.90%              87       2001
                                 10.000000             7.976922          -20.23%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.015252             6.347409          -20.81%           1,944       2002
& Growth - Advisor Class
                                  8.906998             8.015252          -10.01%           1,264       2001
                                 10.000000             8.906998          -10.93%             681       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.235181             4.945354          -20.69%             748       2002
International Growth -
Advisor Class
                                  8.671954             6.235181          -28.10%             402       2001
                                 10.000000             8.671954          -13.28%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.117502            11.524226            3.66%              31       2002
Term Government -
Investor Class
                                 10.534339            11.117502            5.54%              93       2001
                                 10.000000            10.534339            5.34%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.713812             5.082284          -24.30%           1,678       2002
Investor Class
                                  7.983407             6.713812          -15.90%             899       2001
                                 10.000000             7.983407          -20.17%             247       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.750643             7.141550          -18.39%           1,368       2002
Fund, Inc.
                                  9.954789             8.750643          -12.10%             194       2001
                                 10.000000             9.954789           -0.45%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.259700             7.618639          -17.72%             355       2002
Inc.
                                  9.840378             9.259700           -5.90%             354       2001
                                 10.000000             9.840378           -1.60%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.105357             7.160353          -21.36%               0       2002
Fund
                                 10.261913             9.105357          -11.27%               0       2001
                                 10.000000            10.261913            2.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.478513             4.506827          -30.43%               0       2002
Century Fund, Inc. -
Class Z
                                  8.623059             6.478513          -24.87%               0       2001
                                 10.000000             8.623059          -13.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.001847            11.587676            5.32%               0       2002
Class F
                                 10.408109            11.001847            5.70%               0       2001
                                 10.000000            10.408109            4.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.580293             6.016211          -20.63%             277       2002
Fund - Class F
                                  8.677258             7.580293          -12.64%              25       2001
                                 10.000000             8.677258          -13.23%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.911602             8.783263           -1.44%             298       2002
                                  9.221921             8.911602           -3.37%               0       2001
                                 10.000000             9.221921           -7.78%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.949696            11.746484            7.28%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.352982            10.949696            5.76%               0       2001
                                 10.000000            10.352982            3.53%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.195805             8.260903          -10.17%           1,284       2002
Fund - Class A
                                  9.500347             9.195805           -3.21%              31       2001
                                 10.000000             9.500347           -5.00%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.085291             4.848254          -31.57%           1,013       2002
Growth Fund - Class A
                                  8.766760             7.085291          -19.18%               0       2001
                                 10.000000             8.766760          -12.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.703022             8.907850          -16.77%           2,370       2002
Income Fund - Class A
                                 11.112437            10.703022           -3.68%             270       2001
                                 10.000000            11.112437           11.12%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.064476             5.404001          -23.50%             970       2002
Opportunities Fund -
Class A
                                  8.440262             7.064476          -16.30%              59       2001
                                 10.000000             8.440262          -15.60%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.780732             8.300627           -5.47%             468       2002
Income Advantage Fund -
Class T
                                  9.021948             8.780732           -2.67%               0       2001
                                 10.000000             9.021948           -9.78%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.211514             5.673125          -21.33%               0       2002
Fund - Class A
                                  9.167524             7.211514          -21.34%               0       2001
                                 10.000000             9.167524           -8.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.384341            11.471045           -7.37%             459       2002
Investment Fund - Class A
                                 10.682989            12.384341           15.93%             395       2001
                                 10.000000            10.682989            6.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.480048            10.041519          -12.53%           1,257       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 11.002521            11.480048            4.34%             148       2001
                                 10.000000            11.002521           10.03%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.660671             4.619942          -30.64%           2,421       2002
Growth Fund - Class A
                                  8.509855             6.660671          -21.73%               3       2001
                                 10.000000             8.509855          -14.90%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.434837            12.307181            7.63%               1       2002
Class D
                                 10.569405            11.434837            8.19%               1       2001
                                 10.000000            10.569405            5.69%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.644459            12.729200            9.32%              23       2002
Fund - Class D
                                 10.946692            11.644459            6.37%               0       2001
                                 10.000000            10.946692            9.47%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.221904             3.667124          -29.77%               0       2002
Class D
                                  7.342041             5.221904          -28.88%               0       2001
                                 10.000000             7.342041          -26.58%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.084987             9.985311           -0.99%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.025650            10.084987            0.59%               0       2001
                                 10.000000            10.025650            0.26%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.641866             9.094580           -5.68%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.904723             9.641866           -2.65%             141       2001
                                 10.000000             9.904723           -0.95%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.124476             8.129015          -10.91%              20       2002
Destinations Moderate
Fund - Service Class
                                  9.726076             9.124476           -6.19%               0       2001
                                 10.000000             9.726076           -2.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.616194             7.261770          -15.72%           2,050       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.590647             8.616194          -10.16%               0       2001
                                 10.000000             9.590647           -4.09%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.244175             6.626215          -19.63%             306       2002
Destinations Aggressive
Fund - Class A
                                  9.452550             8.244175          -12.78%               0       2001
                                 10.000000             9.452550           -5.47%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.492689             8.910299          -15.08%             471       2002
Fund - Class A
                                 11.188163            10.492689           -6.22%             236       2001
                                 10.000000            11.188163           11.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.482610            10.429108           -0.51%           1,150       2002
Fund* - Service Shares
                                 10.294260            10.482610            1.83%           2,111       2001
                                 10.000000            10.294260            2.94%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.256316             6.739416          -18.37%              22       2002
Fund - Class D
                                  9.520033             8.256316          -13.27%               0       2001
                                 10.000000             9.520033           -4.80%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.71%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.741736             9.060817          -15.65%             172       2002
Opportunities Fund -
Class A
                                 10.708390            10.741736            0.31%              44       2001
                                 10.000000            10.708390            7.08%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.682886             8.363217          -13.63%              39       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.682886           -3.17%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.675844             3.741024          -34.09%           3,259       2002
Investor Class
                                  8.587266             5.675844          -33.90%           1,636       2001
                                 10.000000             8.587266          -14.13%             438       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.856345             4.633810          -32.42%           1,968       2002
Growth Fund - Investor
Class
                                  8.802488             6.856345          -22.11%             474       2001
                                 10.000000             8.802488          -11.98%               0       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.567547             8.251159          -13.76%             396       2002
- Investor Class
                                  9.805138             9.567547           -2.42%               0       2001
                                 10.000000             9.805138           -1.95%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.156766             8.426889           -7.97%           1,684       2002
Fund - I Shares
                                  9.770095             9.156766           -6.28%             109       2001
                                 10.000000             9.770095           -2.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.781885             4.968510          -26.74%               0       2002
International Fund - I
Shares
                                  8.917641             6.781885          -23.95%               0       2001
                                 10.000000             8.917641          -10.82%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.861490             5.001147          -27.11%             804       2002
Fund - I Shares
                                  8.827073             6.861490          -22.27%             739       2001
                                 10.000000             8.827073          -11.73%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.788008             4.129733          -28.65%             924       2002
                                  7.953018             5.788008          -27.22%             865       2001
                                 10.000000             7.953018          -20.47%             443       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.778957             3.576470          -25.16%           2,840       2002
                                  6.853752             4.778957          -30.27%           2,629       2001
                                 10.000000             6.853752          -31.46%             506       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.958337             4.342071          -27.13%             440       2002
                                  7.844244             5.958337          -24.04%             440       2001
                                 10.000000             7.844244          -21.56%             440       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.437583            10.067278          -19.06%             234       2002
Portfolio - Open Shares
                                 10.730212            12.437583           15.91%               0       2001
                                 10.000000            10.730212            7.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.072601            11.937628            7.81%               0       2002
Fund - Class A
                                 10.491816            11.072601            5.54%               0       2001
                                 10.000000            10.491816            4.92%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.348440             5.956866          -18.94%               0       2002
Index Fund - Class A
                                  9.629504             7.348440          -23.69%               0       2001
                                 10.000000             9.629504           -3.70%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.827282             4.117037          -29.35%               0       2002
Growth Fund - Class A
                                  7.464841             5.827282          -21.94%               0       2001
                                 10.000000             7.464841          -25.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.453502             7.889264          -16.55%               0       2002
Index Fund - Class A
                                  9.772361             9.453502           -3.26%               0       2001
                                 10.000000             9.772361           -2.28%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.717283             5.877957          -23.83%           3,032       2002
Fund - Service Class
                                  8.937573             7.717283          -13.65%           1,442       2001
                                 10.000000             8.937573          -10.62%             670       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.747853             7.820677          -19.77%               0       2002
- Class A
                                 10.087507             9.747853           -3.37%               0       2001
                                 10.000000            10.087507            0.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.475598             7.379022          -22.13%             323       2002
Index Fund - Class A
                                  9.462540             9.475598            0.14%              16       2001
                                 10.000000             9.462540           -5.37%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.042221            12.461902           -4.45%             374       2002
Fund - Trust Class
                                 11.814635            13.042221           10.39%              61       2001
                                 10.000000            11.814635           18.15%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.030327             6.590402          -27.02%              50       2002
Fund - Trust Class
                                  9.348824             9.030327           -3.41%              26       2001
                                 10.000000             9.348824           -6.51%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.646461             7.134994          -26.04%               0       2002
Fund - Trust Class
                                 10.122886             9.646461           -4.71%               0       2001
                                 10.000000            10.122886            1.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.816946             5.677765          -27.37%           1,775       2002
Appreciation Fund - Class
A
                                  9.090872             7.816946          -14.01%             153       2001
                                 10.000000             9.090872           -9.09%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.244826             6.297940          -23.61%           1,264       2002
Class A
                                  9.491003             8.244826          -13.13%             671       2001
                                 10.000000             9.491003           -5.09%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.094915            10.624187            5.24%               0       2002
Income Fund - Class A
                                  9.896413            10.094915            2.01%               0       2001
                                 10.000000             9.896413           -1.04%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.183903            12.078354            8.00%           4,863       2002
Class A
                                 10.420509            11.183903            7.33%             123       2001
                                 10.000000            10.420509            4.21%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.271389             7.373079          -20.47%           1,122       2002
Stock Fund, In c.: Class Z
                                  9.576473             9.271389           -3.19%             138       2001
                                 10.000000             9.576473           -4.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.261754             3.227526          -38.66%               0       2002
Growth Fund - Class Z
                                  7.727109             5.261754          -31.91%               0       2001
                                 10.000000             7.727109          -22.73%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.860301             5.282034          -23.01%               0       2002
Fund - Investor Class
                                  8.713852             6.860301          -21.27%               0       2001
                                 10.000000             8.713852          -12.86%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.467765             8.519550          -10.02%              94       2002
Class A
                                 10.439940             9.467765           -9.31%               0       2001
                                 10.000000            10.439940            4.40%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.55%)

   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.384404             4.643095          -27.27%             538       2002
- Investor Class
                                  7.974245             6.384404          -19.94%             538       2001
                                 10.000000             7.974245          -20.26%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.008468             6.338797          -20.85%           1,178       2002
& Growth - Advisor Class
                                  8.904009             8.008468          -10.06%           6,701       2001
                                 10.000000             8.904009          -10.96%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.229902             4.938653          -20.73%               0       2002
International Growth -
Advisor Class
                                  8.669053             6.229902          -28.14%               0       2001
                                 10.000000             8.669053          -13.31%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.108093            11.508633            3.61%               0       2002
Term Government -
Investor Class
                                 10.530808            11.108093            5.48%               0       2001
                                 10.000000            10.530808            5.31%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.708123             5.075401          -24.34%             280       2002
Investor Class
                                  7.980721             6.708123          -15.95%             190       2001
                                 10.000000             7.980721          -20.19%              57       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.743233             7.131882          -18.43%              23       2002
Fund, Inc.
                                  9.951442             8.743233          -12.14%              23       2001
                                 10.000000             9.951442           -0.49%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.251871             7.608329          -17.76%             555       2002
Inc.
                                  9.837075             9.251871           -5.95%           5,419       2001
                                 10.000000             9.837075           -1.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.097640             7.150654          -21.40%               0       2002
Fund
                                 10.258464             9.097640          -11.32%               0       2001
                                 10.000000            10.258464            2.58%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.473029             4.500731          -30.47%               0       2002
Century Fund, Inc. -
Class Z
                                  8.620170             6.473029          -24.91%               0       2001
                                 10.000000             8.620170          -13.80%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.992539            11.571984            5.27%             289       2002
Class F
                                 10.404603            10.992539            5.65%             289       2001
                                 10.000000            10.404603            4.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.575494             6.009344          -20.67%               0       2002
Fund - Class F
                                  8.676199             7.575494          -12.69%               0       2001
                                 10.000000             8.676199          -13.24%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.904030             8.771345           -1.49%               0       2002
                                  9.218789             8.904030           -3.41%               0       2001
                                 10.000000             9.218789           -7.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.942730            11.733052            7.22%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.351679            10.942730            5.71%               0       2001
                                 10.000000            10.351679            3.52%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.188013             8.249713          -10.21%               0       2002
Fund - Class A
                                  9.497154             9.188013           -3.26%               0       2001
                                 10.000000             9.497154           -5.03%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.080789             4.842719          -31.61%               0       2002
Growth Fund - Class A
                                  8.765685             7.080789          -19.22%               0       2001
                                 10.000000             8.765685          -12.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.693967             8.895791          -16.81%          16,776       2002
Income Fund - Class A
                                 11.108706            10.693967           -3.73%               0       2001
                                 10.000000            11.108706           11.09%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.058486             5.396663          -23.54%               0       2002
Opportunities Fund -
Class A
                                  8.437434             7.058486          -16.34%               0       2001
                                 10.000000             8.437434          -15.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.773314             8.289397           -5.52%               0       2002
Income Advantage Fund -
Class T
                                  9.018930             8.773314           -2.72%               0       2001
                                 10.000000             9.018930           -9.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.206949             5.666648          -21.37%               0       2002
Fund - Class A
                                  9.166403             7.206949          -21.38%               0       2001
                                 10.000000             9.166403           -8.34%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.376509            11.457969           -7.42%               0       2002
Investment Fund - Class A
                                 10.681689            12.376509           15.87%               0       2001
                                 10.000000            10.681689            6.82%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.470342            10.027932          -12.58%             743       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.998835            11.470342            4.29%           4,717       2001
                                 10.000000            10.998835            9.99%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.655025             4.613672          -30.67%             317       2002
Growth Fund - Class A
                                  8.506987             6.655025          -21.77%             368       2001
                                 10.000000             8.506987          -14.93%              51       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.425118            12.290480            7.57%               0       2002
Class D
                                 10.565815            11.425118            8.13%           3,908       2001
                                 10.000000            10.565815            5.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.634611            12.711983            9.26%               0       2002
Fund - Class D
                                 10.943018            11.634611            6.32%           2,554       2001
                                 10.000000            10.943018            9.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.217481             3.662153          -29.81%               0       2002
Class D
                                  7.339564             5.217481          -28.91%               0       2001
                                 10.000000             7.339564          -26.60%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.078614             9.973931           -1.04%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.024428            10.078614            0.54%               0       2001
                                 10.000000            10.024428            0.24%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.635762             9.084209           -5.72%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.903513             9.635762           -2.70%               0       2001
                                 10.000000             9.903513           -0.96%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.118707             8.119740          -10.96%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.724887             9.118707           -6.23%               0       2001
                                 10.000000             9.724887           -2.75%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.610749             7.253489          -15.76%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.589477             8.610749          -10.21%               0       2001
                                 10.000000             9.589477           -4.11%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.238958             6.618645          -19.67%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.451400             8.238958          -12.83%               0       2001
                                 10.000000             9.451400           -5.49%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.483822             8.898237          -15.12%               0       2002
Fund - Class A
                                 11.184424            10.483822           -6.26%               0       2001
                                 10.000000            11.184424           11.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.473701            10.414954           -0.56%               0       2002
Fund* - Service Shares
                                 10.290763            10.473701            1.78%             270       2001
                                 10.000000            10.290763            2.91%             270       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.249337             6.730314          -18.41%               0       2002
Fund - Class D
                                  9.516839             8.249337          -13.32%           5,463       2001
                                 10.000000             9.516839           -4.83%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.76%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.734921             9.050463          -15.69%               0       2002
Opportunities Fund -
Class A
                                 10.707077            10.734921            0.26%               0       2001
                                 10.000000            10.707077            7.07%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.680844             8.357202          -13.67%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.680844           -3.19%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.671035             3.735960          -34.12%           1,581       2002
Investor Class
                                  8.584369             5.671035          -33.94%           1,234       2001
                                 10.000000             8.584369          -14.16%              48       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.850528             4.627524          -32.45%             797       2002
Growth Fund - Investor
Class
                                  8.799529             6.850528          -22.15%             636       2001
                                 10.000000             8.799529          -12.00%               0       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.559439             8.239981          -13.80%             191       2002
- Investor Class
                                  9.801844             9.559439           -2.47%             191       2001
                                 10.000000             9.801844           -1.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.150980             8.417288           -8.02%               0       2002
Fund - I Shares
                                  9.768904             9.150980           -6.33%               0       2001
                                 10.000000             9.768904           -2.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.777588             4.962832          -26.78%               0       2002
International Fund - I
Shares
                                  8.916553             6.777588          -23.99%               0       2001
                                 10.000000             8.916553          -10.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.857150             4.995444          -27.15%              54       2002
Fund - I Shares
                                  8.825992             6.857150          -22.31%              54       2001
                                 10.000000             8.825992          -11.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.783098             4.124129          -28.69%             392       2002
                                  7.950346             5.783098          -27.26%             449       2001
                                 10.000000             7.950346          -20.50%              57       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.774915             3.571623          -25.20%             424       2002
                                  6.851450             4.774915          -30.31%             109       2001
                                 10.000000             6.851450          -31.49%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.953281             4.336180          -27.16%               0       2002
                                  7.841611             5.953281          -24.08%               0       2001
                                 10.000000             7.841611          -21.58%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.427056            10.053642          -19.10%               0       2002
Portfolio - Open Shares
                                 10.726609            12.427056           15.85%           3,788       2001
                                 10.000000            10.726609            7.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.065554            11.923976            7.76%               0       2002
Fund - Class A
                                 10.490495            11.065554            5.48%               0       2001
                                 10.000000            10.490495            4.90%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.343779             5.950064          -18.98%               0       2002
Index Fund - Class A
                                  9.628328             7.343779          -23.73%               0       2001
                                 10.000000             9.628328           -3.72%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.822350             4.111466          -29.38%               0       2002
Growth Fund - Class A
                                  7.462334             5.822350          -21.98%               0       2001
                                 10.000000             7.462334          -25.38%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.447508             7.880259          -16.59%               0       2002
Index Fund - Class A
                                  9.771169             9.447508           -3.31%               0       2001
                                 10.000000             9.771169           -2.29%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.710746             5.869992          -23.87%             896       2002
Fund - Service Class
                                  8.934577             7.710746          -13.70%             641       2001
                                 10.000000             8.934577          -10.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.739600             7.810075          -19.81%               0       2002
- Class A
                                 10.084117             9.739600           -3.42%               0       2001
                                 10.000000            10.084117            0.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.469587             7.370586          -22.17%               0       2002
Index Fund - Class A
                                  9.461381             9.469587            0.09%               0       2001
                                 10.000000             9.461381           -5.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.031183            12.445027           -4.50%           1,906       2002
Fund - Trust Class
                                 11.810669            13.031183           10.33%             162       2001
                                 10.000000            11.810669           18.11%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.022676             6.581467          -27.06%             358       2002
Fund - Trust Class
                                  9.345687             9.022676           -3.46%             358       2001
                                 10.000000             9.345687           -6.54%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.638289             7.125328          -26.07%               0       2002
Fund - Trust Class
                                 10.119482             9.638289           -4.76%               0       2001
                                 10.000000            10.119482            1.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.811994             5.671288          -27.40%               0       2002
Appreciation Fund - Class
A
                                  9.089764             7.811994          -14.06%               0       2001
                                 10.000000             9.089764           -9.10%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.237846             6.289410          -23.65%             893       2002
Class A
                                  9.487824             8.237846          -13.17%             770       2001
                                 10.000000             9.487824           -5.12%              56       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.088525            10.612073            5.19%               0       2002
Income Fund - Class A
                                  9.895200            10.088525            1.95%               0       2001
                                 10.000000             9.895200           -1.05%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.176776            12.064559            7.94%           8,321       2002
Class A
                                 10.419188            11.176776            7.27%               0       2001
                                 10.000000            10.419188            4.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.263541             7.363079          -20.52%               0       2002
Stock Fund, Inc. - Class Z
                                  9.573259             9.263541           -3.24%               0       2001
                                 10.000000             9.573259           -4.27%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.258410             3.223837          -38.69%               0       2002
Growth Fund - Class Z
                                  7.726163             5.258410          -31.94%               0       2001
                                 10.000000             7.726163          -22.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.855947             5.276001          -23.04%               0       2002
Fund - Investor Class
                                  8.712780             6.855947          -21.31%               0       2001
                                 10.000000             8.712780          -12.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.459754             8.508011          -10.06%               0       2002
Class A
                                 10.436436             9.459754           -9.36%               0       2001
                                 10.000000            10.436436            4.36%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.60%)

   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.378994             4.636798          -27.31%               0       2002
- Investor Class
                                  7.971560             6.378994          -19.98%               0       2001
                                 10.000000             7.971560          -20.28%             102       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          8.001664             6.330193          -20.89%             260       2002
& Growth - Advisor Class
                                  8.901017             8.001664          -10.10%             224       2001
                                 10.000000             8.901017          -10.99%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.224627             4.931964          -20.77%              94       2002
International Growth -
Advisor Class
                                  8.666139             6.224627          -28.17%               0       2001
                                 10.000000             8.666139          -13.34%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.098696            11.493060            3.55%               0       2002
Term Government -
Investor Class
                                 10.527271            11.098696            5.43%               0       2001
                                 10.000000            10.527271            5.27%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.702444             5.068518          -24.38%              77       2002
Investor Class
                                  7.978043             6.702444          -15.99%              77       2001
                                 10.000000             7.978043          -20.22%             157       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.735835             7.122216          -18.47%               7       2002
Fund, Inc.
                                  9.948107             8.735835          -12.19%               0       2001
                                 10.000000             9.948107           -0.52%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.244034             7.598019          -17.81%              41       2002
Inc.
                                  9.833772             9.244034           -6.00%             173       2001
                                 10.000000             9.833772           -1.66%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.089930             7.140960          -21.44%               0       2002
Fund
                                 10.255017             9.089930          -11.36%               0       2001
                                 10.000000            10.255017            2.55%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.467535             4.494615          -30.50%               0       2002
Century Fund, Inc. -
Class Z
                                  8.617277             6.467535          -24.95%               0       2001
                                 10.000000             8.617277          -13.83%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.983246            11.556326            5.22%               0       2002
Class F
                                 10.401112            10.983246            5.60%               0       2001
                                 10.000000            10.401112            4.01%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.570681             6.002483          -20.71%               0       2002
Fund - Class F
                                  8.675137             7.570681          -12.73%               0       2001
                                 10.000000             8.675137          -13.25%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.896456             8.759435           -1.54%             108       2002
                                  9.215654             8.896456           -3.46%              95       2001
                                 10.000000             9.215654           -7.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.935758            11.719619            7.17%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.350370            10.935758            5.66%               0       2001
                                 10.000000            10.350370            3.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.180235             8.238539          -10.26%               0       2002
Fund - Class A
                                  9.493965             9.180235           -3.30%               0       2001
                                 10.000000             9.493965           -5.06%              56       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.076308             4.837184          -31.64%               0       2002
Growth Fund - Class A
                                  8.764611             7.076308          -19.26%               0       2001
                                 10.000000             8.764611          -12.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.684917             8.883744          -16.86%             221       2002
Income Fund - Class A
                                 11.104988            10.684917           -3.78%               0       2001
                                 10.000000            11.104988           11.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.052509             5.389350          -23.58%               0       2002
Opportunities Fund -
Class A
                                  8.434593             7.052509          -16.39%               0       2001
                                 10.000000             8.434593          -15.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.765874             8.278156           -5.56%               0       2002
Income Advantage Fund -
Class T
                                  9.015894             8.765874           -2.77%               0       2001
                                 10.000000             9.015894           -9.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.202378             5.660177          -21.41%               0       2002
Fund - Class A
                                  9.165282             7.202378          -21.42%               0       2001
                                 10.000000             9.165282           -8.35%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.368678            11.444900           -7.47%               0       2002
Investment Fund - Class A
                                 10.680388            12.368678           15.81%              48       2001
                                 10.000000            10.680388            6.80%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.460638            10.014358          -12.62%             261       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.995145            11.460638            4.23%             218       2001
                                 10.000000            10.995145            9.95%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.649380             4.607427          -30.71%               0       2002
Growth Fund - Class A
                                  8.504134             6.649380          -21.81%               0       2001
                                 10.000000             8.504134          -14.96%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.415400            12.273788            7.52%               0       2002
Class D
                                 10.562221            11.415400            8.08%               0       2001
                                 10.000000            10.562221            5.62%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.624763            12.694775            9.20%             215       2002
Fund - Class D
                                 10.939345            11.624763            6.27%             215       2001
                                 10.000000            10.939345            9.39%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.213052             3.657176          -29.85%               0       2002
Class D
                                  7.337105             5.213052          -28.95%               0       2001
                                 10.000000             7.337105          -26.63%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.072238             9.962554           -1.09%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.023201            10.072238            0.49%               0       2001
                                 10.000000            10.023201            0.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.629656             9.073838           -5.77%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.902307             9.629656           -2.75%               0       2001
                                 10.000000             9.902307           -0.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.112937             8.110482          -11.00%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.723700             9.112937           -6.28%               0       2001
                                 10.000000             9.723700           -2.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.605289             7.245201          -15.81%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.588307             8.605289          -10.25%               0       2001
                                 10.000000             9.588301           -4.12%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.233737             6.611090          -19.71%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.450245             8.233737          -12.87%               0       2001
                                 10.000000             9.450245           -5.50%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.474943             8.886187          -15.17%               0       2002
Fund - Class A
                                 11.180671            10.474943           -6.31%               0       2001
                                 10.000000            11.180671           11.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.464792            10.400811           -0.61%              72       2002
Fund* - Service Shares
                                 10.287264            10.464792            1.73%              72       2001
                                 10.000000            10.287264            2.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.242341             6.721180          -18.46%               0       2002
Fund - Class D
                                  9.513641             8.242341          -13.36%               0       2001
                                 10.000000             9.513641           -4.86%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.81%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.728125             9.040126          -15.73%           1,046       2002
Opportunities Fund -
Class A
                                 10.705775            10.728125            0.21%               0       2001
                                 10.000000            10.705775            7.06%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.678795             8.351196          -13.72%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.678795           -3.21%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.666213             3.730876          -34.16%           1,052       2002
Investor Class
                                  8.581486             5.666213          -33.97%           1,052       2001
                                 10.000000             8.581486          -14.19%           1,229       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.844718             4.621242          -32.48%              87       2002
Growth Fund - Investor
Class
                                  8.796577             6.844718          -22.19%              76       2001
                                 10.000000             8.796577          -12.03%             102       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.551355             8.228820          -13.85%               0       2002
- Investor Class
                                  9.798561             9.551355           -2.52%               0       2001
                                 10.000000             9.798561           -2.01%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.145183             8.407683           -8.06%               0       2002
Fund - I Shares
                                  9.767710             9.145183           -6.37%               0       2001
                                 10.000000             9.767710           -2.32%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.773288             4.957162          -26.81%               0       2002
International Fund - I
Shares
                                  8.915460             6.773288          -24.03%              43       2001
                                 10.000000             8.915460          -10.85%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.852797             4.989736          -27.19%               0       2002
Fund - I Shares
                                  8.824908             6.852797          -22.35%             179       2001
                                 10.000000             8.824908          -11.75%              94       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.778187             4.118530          -28.72%               0       2002
                                  7.947670             5.778187          -27.30%             211       2001
                                 10.000000             7.947670          -20.52%             121       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.770858             3.566774          -25.24%             335       2002
                                  6.849139             4.770858          -30.34%             589       2001
                                 10.000000             6.849139          -31.51%             226       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.948228             4.330295          -27.20%               0       2002
                                  7.838970             5.948228          -24.12%               0       2001
                                 10.000000             7.838970          -21.61%             128       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.416546            10.040030          -19.14%              40       2002
Portfolio - Open Shares
                                 10.723017            12.416546           15.79%               0       2001
                                 10.000000            10.723017            7.23%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.058506            11.910329            7.70%               0       2002
Fund - Class A
                                 10.489167            11.058506            5.43%               0       2001
                                 10.000000            10.489167            4.89%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.339126             5.943274          -19.02%               0       2002
Index Fund - Class A
                                  9.627148             7.339126          -23.77%               0       2001
                                 10.000000             9.627148           -3.73%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.817407             4.105881          -29.42%               0       2002
Growth Fund - Class A
                                  7.459828             5.817407          -22.02%               0       2001
                                 10.000000             7.459828          -25.40%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.441526             7.871263          -16.63%           1,188       2002
Index Fund - Class A
                                  9.769977             9.441526           -3.36%               0       2001
                                 10.000000             9.769977           -2.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.704221             5.862041          -23.91%             334       2002
Fund - Service Class
                                  8.931577             7.704221          -13.74%             334       2001
                                 10.000000             8.931577          -10.68%             359       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.731343             7.799484          -19.85%               0       2002
- Class A
                                 10.080737             9.731343           -3.47%               0       2001
                                 10.000000            10.080737            0.81%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.463592             7.362173          -22.21%               0       2002
Index Fund - Class A
                                  9.460225             9.463592            0.04%               0       2001
                                 10.000000             9.460225           -5.40%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.020164            12.428175           -4.55%             272       2002
Fund - Trust Class
                                 11.806711            13.020164           10.28%             194       2001
                                 10.000000            11.806711           18.07%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.015037             6.572551          -27.09%               0       2002
Fund - Trust Class
                                  9.342552             9.015037           -3.51%               0       2001
                                 10.000000             9.342552           -6.57%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.630121             7.115661          -26.11%               0       2002
Fund - Trust Class
                                 10.116089             9.630121           -4.80%               0       2001
                                 10.000000            10.116089            1.16%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.807042             5.664808          -27.44%             183       2002
Appreciation Fund - Class
A
                                  9.088650             7.807042          -14.10%             169       2001
                                 10.000000             9.088650           -9.11%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.230876             6.280888          -23.69%           1,208       2002
Class A
                                  9.484634             8.230876          -13.22%           1,169       2001
                                 10.000000             9.484634           -5.15%             898       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.082142            10.599972            5.14%               0       2002
Income Fund - Class A
                                  9.893992            10.082142            1.90%               0       2001
                                 10.000000             9.893992           -1.06%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.169659            12.050755            7.89%           2,034       2002
Class A
                                 10.417874            11.169659            7.22%               0       2001
                                 10.000000            10.417874            4.18%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.255699             7.353115          -20.56%             146       2002
Stock Fund, Inc. - Class Z
                                  9.570046             9.255699           -3.28%              65       2001
                                 10.000000             9.570046           -4.30%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.255064             3.220146          -38.72%               0       2002
Growth Fund - Class Z
                                  7.725212             5.255064          -31.98%               0       2001
                                 10.000000             7.725212          -22.75%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.851594             5.269968          -23.08%               0       2002
Fund - Investor Class
                                  8.711714             6.851594          -21.35%               0       2001
                                 10.000000             8.711714          -12.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.451747             8.496489          -10.11%               0       2002
Class A
                                 10.432935             9.451747           -9.40%              30       2001
                                 10.000000            10.432935            4.33%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

               ADDITIONAL CONTRACT OPTIONS ELECTED (TOTAL 1.65%)

   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                 ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.373586             4.630499          -27.35%             181       2002
- Investor Class
                                  7.968889             6.373586          -20.02%             181       2001
                                 10.000000             7.968889          -20.31%              36       2000
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.994908             6.321623          -20.93%             206       2002
& Growth - Advisor Class
                                  8.898032             7.994908          -10.15%               0       2001
                                 10.000000             8.898032          -11.02%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century:                 6.219350             4.925269          -20.81%               0       2002
International Growth -
Advisor Class
                                  8.663227             6.219350          -28.21%               0       2001
                                 10.000000             8.663227          -13.37%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.089304            11.477500            3.50%             445       2002
Term Government -
Investor Class
                                 10.523734            11.089304            5.37%               0       2001
                                 10.000000            10.523734            5.24%               0       2000
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.696752             5.061637          -24.42%              22       2002
Investor Class
                                  7.975357             6.696752          -16.03%              23       2001
                                 10.000000             7.975357          -20.25%              24       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.728443             7.112568          -18.51%             328       2002
Fund, Inc.
                                  9.944773             8.728443          -12.23%           1,409       2001
                                 10.000000             9.944773           -0.55%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.236197             7.587712          -17.85%               0       2002
Inc.
                                  9.830469             9.236197           -6.05%               0       2001
                                 10.000000             9.830469           -1.70%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.082232             7.131276          -21.48%               0       2002
Fund
                                 10.251577             9.082232          -11.41%               0       2001
                                 10.000000            10.251577            2.52%               0       2000
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.462061             4.488522          -30.54%               0       2002
Century Fund, Inc. -
Class Z
                                  8.614379             6.462061          -24.99%               0       2001
                                 10.000000             8.614370          -13.86%               9       2000
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.973930            11.540663            5.16%               0       2002
Class F
                                 10.397620            10.973930            5.54%               0       2001
                                 10.000000            10.397620            3.98%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.565892             5.995628          -20.75%               0       2002
Fund - Class F
                                  8.674071             7.565892          -12.78%               0       2001
                                 10.000000             8.674071          -13.26%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.888885             8.747531           -1.59%               0       2002
                                  9.212518             8.888885           -3.51%               0       2001
                                 10.000000             9.212518           -7.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.928791            11.706203            7.11%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.349061            10.928791            5.60%               0       2001
                                 10.000000            10.349061            3.49%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.172460             8.227374          -10.30%               0       2002
Fund - Class A
                                  9.490780             9.172460           -3.35%               0       2001
                                 10.000000             9.490780           -5.09%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.071813             4.831652          -31.68%             994       2002
Growth Fund - Class A
                                  8.763539             7.071813          -19.30%               0       2001
                                 10.000000             8.763539          -12.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.675871             8.871707          -16.90%             355       2002
Income Fund - Class A
                                 11.101261            10.675871           -3.83%           1,143       2001
                                 10.000000            11.101261           11.01%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.046532             5.382038          -23.62%               0       2002
Opportunities Fund -
Class A
                                  8.431760             7.046532          -16.43%               0       2001
                                 10.000000             8.431760          -15.68%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.758454             8.266944           -5.61%               0       2002
Income Advantage Fund -
Class T
                                  9.012867             8.758454           -2.82%               0       2001
                                 10.000000             9.012867           -9.87%               0       2000
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.197808             5.653699          -21.45%               0       2002
Fund - Class A
                                  9.164160             7.197808          -21.46%               0       2001
                                 10.000000             9.164160           -8.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.360843            11.431820           -7.52%               0       2002
Investment Fund - Class A
                                 10.679080            12.360843           15.75%               0       2001
                                 10.000000            10.679080            6.79%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.450933            10.000792          -12.66%             661       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.991456            11.450933            4.18%              55       2001
                                 10.000000            10.991456            9.91%               0       2000
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.643734             4.601167          -30.74%             647       2002
Growth Fund - Class A
                                  8.501270             6.643734          -21.85%               0       2001
                                 10.000000             8.501270          -14.99%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.405689            12.257116            7.46%               0       2002
Class D
                                 10.558630            11.405689            8.02%               0       2001
                                 10.000000            10.558630            5.59%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.614914            12.677576            9.15%               0       2002
Fund - Class D
                                 10.935667            11.614914            6.21%               0       2001
                                 10.000000            10.935667            9.36%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.208622             3.652208          -29.88%               0       2002
Class D
                                  7.334630             5.208622          -28.99%               0       2001
                                 10.000000             7.334630          -26.65%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.065869             9.951198           -1.14%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.021981            10.065869            0.44%               0       2001
                                 10.000000            10.021981            0.22%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.623562             9.063483           -5.82%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.901097             9.623562           -2.80%               0       2001
                                 10.000000             9.901097           -0.99%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.107156             8.101212          -11.05%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.722510             9.107156           -6.33%               0       2001
                                 10.000000             9.722510           -2.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.599829             7.236921          -15.85%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.587133             8.599829          -10.30%               0       2001
                                 10.000000             9.587133           -4.13%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.228514             6.603530          -19.75%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.449087             8.228514          -12.92%               0       2001
                                 10.000000             9.449087           -5.51%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.466075             8.874148          -15.21%             278       2002
Fund - Class A
                                 11.176918            10.466075           -6.36%               0       2001
                                 10.000000            11.176918           11.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.455889            10.386682           -0.66%               0       2002
Fund* - Service Shares
                                 10.283764            10.455889            1.67%               0       2001
                                 10.000000            10.283764            2.84%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.235356             6.712058          -18.50%              89       2002
Fund - Class D
                                  9.510449             8.235356          -13.41%               0       2001
                                 10.000000             9.510449           -4.90%               0       2000
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.86%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.721338             9.029816          -15.78%               0       2002
Opportunities Fund -
Class A
                                 10.704470            10.721338            0.16%               0       2001
                                 10.000000            10.704470            7.04%               0       2000
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.676739             8.345175          -13.76%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.676739           -3.23%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.661400             3.725817          -34.19%             203       2002
Investor Class
                                  8.578597             5.661400          -34.01%           1,295       2001
                                 10.000000             8.578597          -14.21%              34       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.838910             4.614972          -32.52%             118       2002
Growth Fund - Investor
Class
                                  8.793617             6.838910          -22.23%             117       2001
                                 10.000000             8.793617          -12.06%              22       2000
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.543261             8.217669          -13.89%               0       2002
- Investor Class
                                  9.795267             9.543261           -2.57%               0       2001
                                 10.000000             9.795267           -2.05%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.139387             8.398088           -8.11%             713       2002
Fund - I Shares
                                  9.766513             9.139387           -6.42%               0       2001
                                 10.000000             9.766513           -2.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.768991             4.951489          -26.85%               0       2002
International Fund - I
Shares
                                  8.914364             6.768991          -24.07%               0       2001
                                 10.000000             8.914364          -10.86%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.848446             4.984020          -27.22%             682       2002
Fund - I Shares
                                  8.823829             6.848446          -22.39%           1,331       2001
                                 10.000000             8.823829          -11.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.773277             4.112933          -28.76%             185       2002
                                  7.944989             5.773277          -27.33%           2,209       2001
                                 10.000000             7.944989          -20.55%              35       2000
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.766800             3.561920          -25.28%              15       2002
                                  6.846831             4.766800          -30.38%              15       2001
                                 10.000000             6.846831          -31.53%              13       2000
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.943189             4.324418          -27.24%               0       2002
                                  7.836337             5.943189          -24.16%               0       2001
                                 10.000000             7.836337          -21.64%               0       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.406020            10.026413          -19.18%               0       2002
Portfolio - Open Shares
                                 10.719405            12.406020           15.73%               0       2001
                                 10.000000            10.719405            7.19%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.051465            11.896696            7.65%               0       2002
Fund - Class A
                                 10.487846            11.051465            5.37%               0       2001
                                 10.000000            10.487846            4.88%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.334469             5.936478          -19.06%               0       2002
Index Fund - Class A
                                  9.625975             7.334469          -23.81%               0       2001
                                 10.000000             9.625975           -3.74%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.812469             4.100304          -29.46%               0       2002
Growth Fund - Class A
                                  7.457308             5.812469          -22.06%               0       2001
                                 10.000000             7.457308          -25.43%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.435541             7.862269          -16.67%               0       2002
Index Fund - Class A
                                  9.768783             9.435541           -3.41%               0       2001
                                 10.000000             9.768783           -2.31%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.697675             5.854072          -23.95%             549       2002
Fund - Service Class
                                  8.928569             7.697675          -13.79%             157       2001
                                 10.000000             8.928569          -10.71%              44       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.723097             7.788909          -19.89%               0       2002
- Class A
                                 10.077345             9.723097           -3.52%               0       2001
                                 10.000000            10.077345            0.77%               0       2000
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.457603             7.353772          -22.24%               0       2002
Index Fund - Class A
                                  9.459071             9.457603           -0.02%               0       2001
                                 10.000000             9.459071           -5.41%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         13.009140            12.411341           -4.60%             222       2002
Fund - Trust Class
                                 11.802746            13.009140           10.22%             553       2001
                                 10.000000            11.802746           18.03%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.007411             6.563649          -27.13%               0       2002
Fund - Trust Class
                                  9.339412             9.007411           -3.55%               0       2001
                                 10.000000             9.339412           -6.61%               0       2000
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.621972             7.106023          -26.15%               0       2002
Fund - Trust Class
                                 10.112695             9.621972           -4.85%               0       2001
                                 10.000000            10.112695            1.13%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.802087             5.658328          -27.48%           1,505       2002
Appreciation Fund - Class
A
                                  9.087542             7.802087          -14.15%               0       2001
                                 10.000000             9.087542           -9.12%               0       2000
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.223900             6.272374          -23.73%             177       2002
Class A
                                  9.481459             8.223900          -13.26%              95       2001
                                 10.000000             9.481459           -5.19%              22       2000
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.075756            10.587876            5.08%               0       2002
Income Fund - Class A
                                  9.892779            10.075756            1.85%               0       2001
                                 10.000000             9.892779           -1.07%               0       2000
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.162546            12.036963            7.83%              88       2002
Class A
                                 10.416559            11.162546            7.16%               0       2001
                                 10.000000            10.416559            4.17%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.247848             7.343132          -20.60%               0       2002
Stock Fund, Inc. - Class Z
                                  9.566828             9.247848           -3.33%             350       2001
                                 10.000000             9.566828           -4.33%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.251727             3.216458          -38.75%               0       2002
Growth Fund - Class Z
                                  7.724267             5.251727          -32.01%               0       2001
                                 10.000000             7.724267          -22.76%               0       2000
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.847258             5.263942          -23.12%               0       2002
Fund - Investor Class
                                  8.710649             6.847258          -21.39%               0       2001
                                 10.000000             8.710649          -12.89%               0       2000
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.443720             8.484956          -10.15%               0       2002
Class A
                                 10.429426             9.443720           -9.45%               0       2001
                                 10.000000            10.429426            4.29%               0       2000
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.368173             4.624215          -27.39%             278       2002
- Investor Class
                                  7.966201             6.368175          -20.06%               8       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.988111             6.313043          -20.97%             109       2002
& Growth - Advisor Class
                                  8.895032             7.988111          -10.20%               7       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.214062             4.918580          -20.85%               0       2002
International Growth -
Advisor Class
                                  8.660308             6.214062          -28.25%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.079918            11.461949            3.45%              52       2002
Term Government -
Investor Class
                                 10.520202            11.079918            5.32%               4       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.691069             5.054776          -24.45%               0       2002
Investor Class
                                  7.972674             6.691069          -16.07%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.721047             7.102918          -18.55%             173       2002
Fund, Inc.
                                  9.941437             8.721047          -12.28%               5       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.228362             7.577420          -17.89%              48       2002
Inc.
                                  9.827165             9.228362           -6.09%               3       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.074530             7.121604          -21.52%               0       2002
Fund
                                 10.248136             9.074530          -11.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.456577             4.482421          -30.58%              39       2002
Century Fund, Inc. -
Class Z
                                  8.611484             6.456577          -25.02%              37       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.964654            11.525047            5.11%               0       2002
Class F
                                 10.394127            10.964654            5.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.561094             5.988773          -20.79%               0       2002
Fund - Class F
                                  8.673008             7.561094          -12.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.881317             8.735640           -1.64%               0       2002
                                  9.209384             8.881317           -3.56%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.921827            11.692797            7.06%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.347756            10.921827            5.55%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.164684             8.216216          -10.35%              85       2002
Fund - Class A
                                  9.487590             9.164684           -3.40%               6       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.067316             4.826114          -31.71%             222       2002
Growth Fund - Class A
                                  8.762466             7.067316          -19.35%               4       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.666836             8.859694          -16.94%              25       2002
Income Fund - Class A
                                 11.097543            10.666836           -3.88%               2       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.040550             5.374728          -23.66%               0       2002
Opportunities Fund -
Class A
                                  8.428927             7.040550          -16.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.751025             8.255737           -5.66%              88       2002
Income Advantage Fund -
Class T
                                  9.009830             8.751025           -2.87%              85       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.193242             5.647235          -21.49%               0       2002
Fund - Class A
                                  9.163041             7.193242          -21.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.353009            11.418764           -7.56%              43       2002
Investment Fund - Class A
                                 10.677776            12.353009           15.69%               3       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.441217             9.987213          -12.71%             104       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.987759            11.441217            4.13%               3       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.638096             4.594917          -30.78%             275       2002
Growth Fund - Class A
                                  8.498408             6.638096          -21.89%              44       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.395976            12.240451            7.41%              28       2002
Class D
                                 10.555036            11.395976            7.97%              22       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.605083            12.660414            9.09%             136       2002
Fund - Class D
                                 10.931995            11.605083            6.16%             110       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.204187             3.647241          -29.92%               0       2002
Class D
                                  7.332157             5.204187          -29.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.059481             9.939821           -1.19%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.020752            10.059481            0.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.617469             9.053146           -5.87%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.899886             9.617469           -2.85%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.101383             8.091964          -11.09%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.721319             9.101383           -6.38%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.594380             7.228653          -15.89%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.585965             8.594380          -10.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.223304             6.595991          -19.79%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.447932             8.223304          -12.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.457207             8.862098          -15.25%               0       2002
Fund - Class A
                                 11.173167            10.457207           -6.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.446986            10.372561           -0.71%               3       2002
Fund* - Service Shares
                                 10.280265            10.446986            1.62%             167       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.228379             6.702969          -18.54%               0       2002
Fund - Class D
                                  9.507249             8.228379          -13.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.714528             9.019477          -15.82%               0       2002
Opportunities Fund -
Class A
                                 10.703160            10.714528            0.11%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.91%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.674684             8.339157          -13.80%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.674684           -3.25%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.656585             3.720751          -34.22%             136       2002
Investor Class
                                  8.575710             5.656585          -34.04%             131       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.833101             4.608700          -32.55%               0       2002
Growth Fund - Investor
Class
                                  8.790660             6.833101          -22.27%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.535194             8.206547          -13.93%              60       2002
- Investor Class
                                  9.791986             9.535194           -2.62%               4       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.133593             8.388485           -8.16%              26       2002
Fund - I Shares
                                  9.765320             9.133593           -6.47%               2       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.764692             4.945835          -26.89%               0       2002
International Fund - I
Shares
                                  8.913279             6.764692          -24.11%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.844093             4.978320          -27.26%             378       2002
Fund - I Shares
                                  8.822751             6.844093          -22.43%               4       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.768376             4.107350          -28.80%              85       2002
                                  7.942323             5.768376          -27.37%              81       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.762757             3.557091          -25.31%             218       2002
                                  6.844527             4.762757          -30.42%             199       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.938139             4.318553          -27.27%               0       2002
                                  7.833693             5.938139          -24.20%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.395514            10.012809          -19.22%               0       2002
Portfolio - Open Shares
                                 10.715811            12.395514           15.67%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.044416            11.883067            7.59%               0       2002
Fund - Class A
                                 10.486519            11.044416            5.32%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.329815             5.929686          -19.10%               0       2002
Index Fund - Class A
                                  9.624797             7.329815          -23.84%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.807532             4.094744          -29.49%               0       2002
Growth Fund - Class A
                                  7.454801             5.807532          -22.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.429557             7.853275          -16.72%               0       2002
Index Fund - Class A
                                  9.767589             9.429557           -3.46%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.691142             5.846124          -23.99%               0       2002
Fund - Service Class
                                  8.925568             7.691142          -13.83%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.714851             7.778338          -19.93%               0       2002
- Class A
                                 10.073960             9.714851           -3.56%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.451600             7.345363          -22.28%               0       2002
Index Fund - Class A
                                  9.457911             9.451600           -0.07%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.998115            12.394513           -4.64%               0       2002
Fund - Trust Class
                                 11.798780            12.998115           10.16%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.999775             6.554732          -27.17%               0       2002
Fund - Trust Class
                                  9.336277             8.999775           -3.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.613807             7.096368          -26.19%               0       2002
Fund - Trust Class
                                 10.109289             9.613807           -4.90%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.797137             5.651848          -27.51%              38       2002
Appreciation Fund - Class
A
                                  9.086430             7.797137          -14.19%               2       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.216917             6.263850          -23.77%             174       2002
Class A
                                  9.478271             8.216917          -13.31%               4       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.069377            10.575794            5.03%               0       2002
Income Fund - Class A
                                  9.891576            10.069377            1.80%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.155427            12.023168            7.78%               0       2002
Class A
                                 10.415242            11.155427            7.11%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.240007             7.333170          -20.64%             165       2002
Stock Fund, Inc. - Class Z
                                  9.563613             9.240007           -3.38%               5       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.248381             3.212772          -38.79%               0       2002
Growth Fund - Class Z
                                  7.723313             5.248381          -32.04%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.842902             5.257924          -23.16%               0       2002
Fund - Investor Class
                                  8.709584             6.842902          -21.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.435734             8.473465          -10.20%               0       2002
Class A
                                 10.425928             9.435734           -9.50%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.362766             4.617935          -27.42%               0       2002
- Investor Class
                                  7.963521             6.362766          -20.10%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.981335             6.304462          -21.01%               0       2002
& Growth - Advisor Class
                                  8.892046             7.981335          -10.24%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.208798             4.911905          -20.89%               0       2002
International Growth -
Advisor Class
                                  8.657400             6.208798          -28.28%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.070531            11.446415            3.40%               0       2002
Term Government -
Investor Class
                                 10.516665            11.070531            5.27%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.685391             5.047905          -24.49%               0       2002
Investor Class
                                  7.969994             6.685391          -16.12%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.713639             7.093283          -18.60%               0       2002
Fund, Inc.
                                  9.938085             8.713639          -12.32%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.220533             7.567137          -17.93%               0       2002
Inc.
                                  9.823861             9.220533           -6.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.066824             7.111931          -21.56%               0       2002
Fund
                                 10.244684             9.066824          -11.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.451096             4.476330          -30.61%               0       2002
Century Fund, Inc. -
Class Z
                                  8.608584             6.451096          -25.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.955352            11.509409            5.06%               0       2002
Class F
                                 10.390629            10.955352            5.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.556287             5.981916          -20.84%               0       2002
Fund - Class F
                                  8.671952             7.556287          -12.87%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.873752             8.723760           -1.69%               0       2002
                                  9.206247             8.873752           -3.61%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.914859            11.679392            7.00%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.346445            10.914859            5.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.156901             8.205061          -10.39%               0       2002
Fund - Class A
                                  9.484397             9.156901           -3.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.062833             4.820598          -31.75%               0       2002
Growth Fund - Class A
                                  8.761391             7.062833          -19.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.657804             8.847675          -16.98%               0       2002
Income Fund - Class A
                                 11.093825            10.657804           -3.93%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.034588             5.367438          -23.70%               0       2002
Opportunities Fund -
Class A
                                  8.426094             7.034588          -16.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.743611             8.244546           -5.71%               0       2002
Income Advantage Fund -
Class T
                                  9.006806             8.743611           -2.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.188672             5.640785          -21.53%               0       2002
Fund - Class A
                                  9.161920             7.188672          -21.54%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.345200            11.405742           -7.61%               0       2002
Investment Fund - Class A
                                 10.676475            12.345200           15.63%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.431530             9.973684          -12.75%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.984073            11.431530            4.07%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.632448             4.588663          -30.81%               0       2002
Growth Fund - Class A
                                  8.495548             6.632448          -21.93%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.386272            12.223808            7.36%               0       2002
Class D
                                 10.551441            11.386272            7.91%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.595263            12.643262            9.04%               0       2002
Fund - Class D
                                 10.928326            11.595263            6.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.199779             3.642296          -29.95%               0       2002
Class D
                                  7.329689             5.199779          -29.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.053116             9.928482           -1.24%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.019531            10.053116            0.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.611366             9.042787           -5.92%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.898677             9.611366           -2.90%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.095610             8.082712          -11.14%              74       2002
Destinations Moderate
Fund - Service Class
                                  9.720134             9.095610           -6.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.588929             7.220387          -15.93%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.584787             8.588929          -10.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.218082             6.588444          -19.83%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.446777             8.218082          -13.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.448348             8.850093          -15.30%               0       2002
Fund - Class A
                                 11.169414            10.448348           -6.46%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.438085            10.358455           -0.76%             110       2002
Fund* - Service Shares
                                 10.276763            10.438085            1.57%             401       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.221382             6.693851          -18.58%               0       2002
Fund - Class D
                                  9.504046             8.221382          -13.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.707743             9.009177          -15.86%               0       2002
Opportunities Fund -
Class A
                                 10.701857            10.707743            0.05%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -0.96%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.672636             8.333149          -13.85%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.672636           -3.27%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.651780             3.715687          -34.26%               0       2002
Investor Class
                                  8.572826             5.651780          -34.07%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.827300             4.602440          -32.59%               0       2002
Growth Fund - Investor
Class
                                  8.787712             6.827300          -22.31%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.527110             8.195407          -13.98%               0       2002
- Investor Class
                                  9.788691             9.527110           -2.67%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.127796             8.378893           -8.20%               0       2002
Fund - I Shares
                                  9.764128             9.127796           -6.52%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.760387             4.940164          -26.92%               0       2002
International Fund - I
Shares
                                  8.912181             6.760387          -24.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.839748             4.972631          -27.30%               0       2002
Fund - I Shares
                                  8.821665             6.839748          -22.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.763479             4.101767          -28.83%               0       2002
                                  7.939642             5.763479          -27.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.758707             3.552260          -25.35%               0       2002
                                  6.842218             4.758707          -30.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.933107             4.312695          -27.31%               0       2002
                                  7.831061             5.933107          -24.24%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.385009             9.999234          -19.26%               0       2002
Portfolio - Open Shares
                                 10.712211            12.385009           15.62%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.037377            11.869452            7.54%               0       2002
Fund - Class A
                                 10.485196            11.037377            5.27%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.325156             5.922899          -19.14%               0       2002
Index Fund - Class A
                                  9.623620             7.325156          -23.88%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.802601             4.089178          -29.53%               0       2002
Growth Fund - Class A
                                  7.452297             5.802601          -22.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.423578             7.844295          -16.76%               0       2002
Index Fund - Class A
                                  9.766398             9.423578           -3.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.684614             5.838182          -24.03%               0       2002
Fund - Service Class
                                  8.922567             7.684614          -13.87%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.706612             7.767790          -19.97%               0       2002
- Class A
                                 10.070578             9.706612           -3.61%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.445600             7.336956          -22.32%               0       2002
Index Fund - Class A
                                  9.456753             9.445600           -0.12%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.987109            12.377715           -4.69%               0       2002
Fund - Trust Class
                                 11.794811            12.987109           10.11%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.992137             6.545839          -27.20%               0       2002
Fund - Trust Class
                                  9.333138             8.992137           -3.65%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.605670             7.086751          -26.22%               0       2002
Fund - Trust Class
                                 10.105906             9.605670           -4.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.792177             5.645379          -27.55%              80       2002
Appreciation Fund - Class
A
                                  9.085316             7.792177          -14.23%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.209944             6.255345          -23.81%              71       2002
Class A
                                  9.475079             8.209944          -13.35%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.062997            10.563715            4.98%               0       2002
Income Fund - Class A
                                  9.890365            10.062997            1.75%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.148312            12.009387            7.72%               0       2002
Class A
                                 10.413924            11.148312            7.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.232161             7.323216          -20.68%               0       2002
Stock Fund, Inc. - Class Z
                                  9.560395             9.232161           -3.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.245045             3.209092          -38.82%               0       2002
Growth Fund - Class Z
                                  7.722367             5.245045          -32.08%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.838559             5.251896          -23.20%               0       2002
Fund - Investor Class
                                  8.708516             6.838559          -21.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.427725             8.461974          -10.24%               0       2002
Class A
                                 10.422419             9.427725           -9.54%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)

   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.357356             4.611651          -27.46%               0       2002
- Investor Class
                                  7.960839             6.357356          -20.14%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.974573             6.295918          -21.05%               0       2002
& Growth - Advisor Class
                                  8.889055             7.974573          -10.29%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.203519             4.905228          -20.93%               0       2002
International Growth -
Advisor Class
                                  8.654482             6.203519          -28.32%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.061129            11.430866            3.34%               0       2002
Term Government -
Investor Class
                                 10.513118            11.061129            5.21%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.679706             5.041040          -24.53%               0       2002
Investor Class
                                  7.967308             6.679706          -16.16%              41       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.706261             7.083660          -18.64%               0       2002
Fund, Inc.
                                  9.934755             8.706261          -12.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.212718             7.556874          -17.97%               0       2002
Inc.
                                  9.820559             9.212718           -6.19%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.059133             7.102274          -21.60%               0       2002
Fund
                                 10.241246             9.059133           11.54%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.445616             4.470251          -30.65%               0       2002
Century Fund, Inc. -
Class Z
                                  8.605693             6.445616          -25.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.946050            11.493797            5.00%               0       2002
Class F
                                 10.387125            10.946050            5.38%              41       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.551492             5.975074          -20.88%               0       2002
Fund - Class F
                                  8.670882             7.551492          -12.91%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.866190             8.711891           -1.74%               0       2002
                                  9.203112             8.866190           -3.66%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.907893            11.665999            6.95%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.345136            10.907893            5.44%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.149143             8.193930          -10.44%               0       2002
Fund - Class A
                                  9.481207             9.149143           -3.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.058344             4.815068          -31.78%               0       2002
Growth Fund - Class A
                                  8.760319             7.058344          -19.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.648758             8.835658          -17.03%               7       2002
Income Fund - Class A
                                 11.090091            10.648758           -3.98%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.028615             5.360156          -23.74%               0       2002
Opportunities Fund -
Class A
                                  8.423256             7.028615          -16.56%              38       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.736173             8.233344           -5.76%               0       2002
Income Advantage Fund -
Class T
                                  9.003769             8.736173           -2.97%              48       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.184107             5.634318          -21.57%               0       2002
Fund - Class A
                                  9.160799             7.184107          -21.58%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.337358            11.392686           -7.66%               0       2002
Investment Fund - Class A
                                 10.675170            12.337358           15.57%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.421839             9.960143          -12.80%               6       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.980388            11.421839            4.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.626815             4.582422          -30.85%              14       2002
Growth Fund - Class A
                                  8.492688             6.626815          -21.97%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.376566            12.207172            7.30%               0       2002
Class D
                                 10.547846            11.376566            7.86%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.585423            12.626103            8.98%               0       2002
Fund - Class D
                                 10.924644            11.585423            6.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.195344             3.637329          -29.99%               0       2002
Class D
                                  7.327215             5.195344          -29.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.046740             9.917134           -1.29%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.018304            10.046740            0.28%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.605280             9.032469           -5.96%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.897465             9.605280           -2.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.089844             8.073470          -11.18%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.718946             9.089844           -6.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.583484             7.212133          -15.98%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.583619             8.583484          -10.44%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.212854             6.580889          -19.87%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.445621             8.212854          -13.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.439484             8.838077          -15.34%               0       2002
Fund - Class A
                                 11.165662            10.439484           -6.50%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.429191            10.344360           -0.81%               0       2002
Fund* - Service Shares
                                 10.273263            10.429191            1.52%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.214418             6.684775          -18.62%               0       2002
Fund - Class D
                                  9.500854             8.214418          -13.54%              17       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.700958             8.998889          -15.91%               0       2002
Opportunities Fund -
Class A
                                 10.700555            10.700958            0.00%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.01%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.670585             8.327131          -13.89%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.670585           -3.29%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.646969             3.710633          -34.29%               0       2002
Investor Class
                                  8.569939             5.646969          -34.11%              42       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.821495             4.596178          -32.62%               0       2002
Growth Fund - Investor
Class
                                  8.784743             6.821495          -22.35%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.519012             8.184274          -14.02%               0       2002
- Investor Class
                                  9.785394             9.519012           -2.72%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.122012             8.369315           -8.25%               0       2002
Fund - I Shares
                                  9.762933             9.122012           -6.56%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.756105             4.934523          -26.96%               0       2002
International Fund - I
Shares
                                  8.911091             6.756105          -24.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.835405             4.966925          -27.34%               0       2002
Fund - I Shares
                                  8.820585             6.835405          -22.51%              18       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.758578             4.096190          -28.87%               0       2002
                                  7.936977             5.758578          -27.45%              40       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.754665             3.547423          -25.39%               0       2002
                                  6.839914             4.754665          -30.49%              50       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.928060             4.306822          -27.35%               0       2002
                                  7.828419             5.928060          -24.28%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.374495             9.985653          -19.30%               0       2002
Portfolio - Open Shares
                                 10.708596            12.374495           15.56%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.030329            11.855834            7.48%               0       2002
Fund - Class A
                                 10.483866            11.030329            5.21%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.320508             5.916125          -19.18%               0       2002
Index Fund - Class A
                                  9.622441             7.300508          -23.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.797652             4.083594          -29.56%               0       2002
Growth Fund - Class A
                                  7.449775             5.797652          -22.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.417590             7.835320          -16.80%               0       2002
Index Fund - Class A
                                  9.765196             9.417590           -3.56%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.678107             5.830266          -24.07%             782       2002
Fund - Service Class
                                  8.919571             7.678107          -13.92%              35       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.698379             7.757236          -20.02%               0       2002
- Class A
                                 10.067190             9.698379           -3.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.439607             7.328565          -22.36%               0       2002
Index Fund - Class A
                                  9.455597             9.439607           -0.17%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.976097            12.360915           -4.74%               0       2002
Fund - Trust Class
                                 11.790857            12.976097           10.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.984516             6.536957          -27.24%               0       2002
Fund - Trust Class
                                  9.330000             8.984516           -3.70%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.597515             7.077127          -26.26%               0       2002
Fund - Trust Class
                                 10.102504             9.597515           -5.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.787235             5.638922          -27.59%              11       2002
Appreciation Fund - Class
A
                                  9.084201             7.787235          -14.28%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.202971             6.246851          -23.85%               0       2002
Class A
                                  9.471891             8.202971          -13.40%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.056616            10.551646            4.92%               0       2002
Income Fund - Class A
                                  9.889153            10.056616            1.69%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.141195            11.995613            7.67%             473       2002
Class A
                                 10.412605            11.141195            7.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.224320             7.313265          -20.72%               0       2002
Stock Fund, Inc. - Class Z
                                  9.557179             9.224320           -3.48%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.241695             3.205402          -38.85%               0       2002
Growth Fund - Class Z
                                  7.721415             5.241695          -32.11%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.834221             5.245895          -23.24%               0       2002
Fund - Investor Class
                                  8.707452             6.834221          -21.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.419709             8.450472          -10.29%               0       2002
Class A
                                 10.418903             9.419709           -9.59%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)

   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)




---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.351961             4.605394          -27.50%               0       2002
- Investor Class
                                  7.958157             6.351961          -20.18%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.967797             6.287364          -21.09%               0       2002
& Growth - Advisor Class
                                  8.886064             7.967797          -10.33%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.198246             4.898561          -20.97%               0       2002
International Growth -
Advisor Class
                                  8.651563             6.198246          -28.36%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.051759            11.415376            3.29%               0       2002
Term Government -
Investor Class
                                 10.509588            11.051759            5.16%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.674032             5.034183          -24.57%               0       2002
Investor Class
                                  7.964626             6.674032          -16.20%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.698877             7.074041          -18.68%               0       2002
Fund, Inc.
                                  9.931413             8.698877          -12.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.204903             7.546616          -18.02%               0       2002
Inc.
                                  9.817257             9.204903           -6.24%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.051437             7.092611          -21.64%               0       2002
Fund
                                 10.237795             9.051437          -11.59%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.440138             4.464177          -30.68%               0       2002
Century Fund, Inc. -
Class Z
                                  8.602792             6.440138          -25.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.936781            11.478212            4.95%               0       2002
Class F
                                 10.383638            10.936781            5.33%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.546690             5.968237          -20.92%               0       2002
Fund - Class F
                                  8.669819             7.546690          -12.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.858631             8.700031           -1.79%               0       2002
                                  9.199973             8.858631           -3.71%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.900925            11.652610            6.90%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.343825            10.900925            5.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.141383             8.182816          -10.49%               0       2002
Fund - Class A
                                  9.478020             9.141383           -3.55%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.053852             7.809558          -31.82%               0       2002
Growth Fund - Class A
                                  8.759242             7.053852          -19.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.639727             8.823655          -17.07%               0       2002
Income Fund - Class A
                                 11.086366            10.639727           -4.03%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.022633             5.352854          -23.78%               0       2002
Opportunities Fund -
Class A
                                  8.420422             7.022633          -16.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.728772             8.222180           -5.80%               0       2002
Income Advantage Fund -
Class T
                                  9.000735             8.728772           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.179541             5.627862          -21.61%               0       2002
Fund - Class A
                                  9.159677             7.179541          -21.62%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.329529            11.379652           -7.70%               0       2002
Investment Fund - Class A
                                 10.673867            12.329529           15.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.412147             9.946619          -12.84%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.976690            11.412147            3.97%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.621186             4.576197          -30.89%               0       2002
Growth Fund - Class A
                                  8.489824             6.621186          -22.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.366866            12.190555            7.25%               0       2002
Class D
                                 10.544251            11.366866            7.80%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.575597            12.608980            8.93%               0       2002
Fund - Class D
                                 10.920963            11.575597            5.99%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.190932             3.632391          -30.02%               0       2002
Class D
                                  7.324747             5.190932          -29.13%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.040366             9.905799           -1.34%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.017074            10.040366            0.23%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.599184             9.022135           -6.01%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.896256             9.599184           -3.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.084065             8.064228          -11.23%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.717752             9.084065           -6.52%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.578028             7.203877          -16.02%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.582437             8.578028          -10.48%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.207646             6.573366          -19.91%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.444464             8.207646          -13.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.430625             8.826078          -15.38%               0       2002
Fund - Class A
                                 11.161909            10.430625           -6.55%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.420300            10.330279           -0.86%               0       2002
Fund* - Service Shares
                                 10.269761            10.420300            1.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.207439             6.675689          -18.66%               0       2002
Fund - Class D
                                  9.497653             8.207439          -13.58%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.694161             8.988581          -15.95%               0       2002
Opportunities Fund -
Class A
                                 10.699250            10.694161           -0.05%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.06%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.668531             8.321124          -13.94%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.668531           -3.31%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.642169             3.705578          -34.32%               0       2002
Investor Class
                                  8.567054             5.642169          -34.14%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.815688             4.589920          -32.66%               0       2002
Growth Fund - Investor
Class
                                  8.781781             6.815688          -22.39%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.510939             8.173156          -14.07%               0       2002
- Investor Class
                                  9.782105             9.510939           -2.77%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.116219             8.359736           -8.30%               0       2002
Fund - I Shares
                                  9.761734             9.116219           -6.61%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.751800             4.928860          -27.00%               0       2002
International Fund - I
Shares
                                  8.909992             6.751800          -24.22%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.831051             4.961237          -27.37%               0       2002
Fund - I Shares
                                  8.819501             6.831051          -22.55%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.753673             4.090609          -28.90%               0       2002
                                  7.934298             5.753673          -27.48%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.750614             3.542596          -25.43%               0       2002
                                  6.837601             4.750614          -30.52%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.923017             4.300968          -27.39%               0       2002
                                  7.825782             5.923017          -24.31%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.364001             9.972097          -19.35%               0       2002
Portfolio - Open Shares
                                 10.704999            12.364001           15.50%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.023285            11.842231            7.43%               0       2002
Fund - Class A
                                 10.482538            11.023285            5.16%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.315852             5.909341          -19.23%               0       2002
Index Fund - Class A
                                  9.621264             7.315852          -23.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.792736             4.078051          -29.60%               0       2002
Growth Fund - Class A
                                  7.447262             5.792736          -22.22%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.411614             7.826354          -16.84%               0       2002
Index Fund - Class A
                                  9.764004             9.411614           -3.61%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.671592             5.822348          -24.11%               0       2002
Fund - Service Class
                                  8.916568             7.671592          -13.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.690147             7.746700          -20.06%               0       2002
- Class A
                                 10.063806             9.690147           -3.71%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.433596             7.320150          -22.40%               0       2002
Index Fund - Class A
                                  9.454434             9.433596           -0.22%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.965098            12.344151           -4.79%               0       2002
Fund - Trust Class
                                 11.786896            12.965098           10.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.976890             6.528071          -27.28%               0       2002
Fund - Trust Class
                                  9.326865             8.976890           -3.75%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.589358             7.067498          -26.30%               0       2002
Fund - Trust Class
                                 10.099101             9.589358           -5.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.782281             5.632456          -27.62%               0       2002
Appreciation Fund - Class
A
                                  9.083090             7.782281          -14.32%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.196001             6.238359          -23.89%               0       2002
Class A
                                  9.468698             8.196001          -13.44%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.050240            10.539588            4.87%               0       2002
Income Fund - Class A
                                  9.887947            10.050240            1.64%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.134083            11.981854            7.61%               0       2002
Class A
                                 10.411287            11.134083            6.94%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.216486             7.303326          -20.76%               0       2002
Stock Fund, Inc. - Class
Z
                                  9.553956             9.216486           -3.53%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.238358             3.201723          -38.88%               0       2002
Growth Fund - Class Z
                                  7.720469             5.238358          -32.15%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.829877             5.239891          -23.28%               0       2002
Fund - Investor Class
                                  8.706379             6.829877          -21.55%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.411721             8.439003          -10.34%               0       2002
Class A
                                 10.415397             9.411721           -9.64%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)

   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.346557             4.599121          -27.53%               0       2002
- Investor Class
                                  7.955475             6.346557          -20.22%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.961024             6.278804          -21.13%              61       2002
& Growth - Advisor Class
                                  8.883058             7.961024          -10.38%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 6.192975             4.891888          -21.01%              75       2002
International Growth -
Advisor Class
                                  8.648649             6.192975          -28.39%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.042389            11.399901            3.24%              19       2002
Term Government -
Investor Class
                                 10.506049            11.042389            5.11%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.668355             5.027338          -24.61%               3       2002
Investor Class
                                  7.961934             6.668355          -16.25%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.691480             7.064419          -18.72%             384       2002
Fund, Inc.
                                  9.928068             8.691480          -12.46%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.197085             7.536350          -18.06%               0       2002
Inc.
                                  9.813949             9.197085           -6.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.043749             7.082980          -21.68%               0       2002
Fund
                                 10.234350             9.043749          -11.63%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.434660             4.458100          -30.72%               0       2002
Century Fund, Inc. -
Class Z
                                  8.599892             6.434660          -25.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.927497            11.462628            4.90%              81       2002
Class F
                                 10.380131            10.927497            5.27%              81       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.541901             5.961401          -20.96%               0       2002
Fund - Class F
                                  8.668756             7.541901          -13.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.851074             8.688182           -1.84%               2       2002
                                  9.196387             8.851074           -3.76%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.893969            11.639242            6.84%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.342519            10.893969            5.33%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.133622             8.171696          -10.53%               0       2002
Fund - Class A
                                  9.474825             9.133622           -3.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.049370             4.804047          -31.85%               0       2002
Growth Fund - Class A
                                  8.758170             7.049370          -19.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.630701             8.811685          -17.11%              41       2002
Income Fund - Class A
                                 11.082635            10.630701           -4.08%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           7.016672             5.345586          -23.82%              46       2002
Opportunities Fund -
Class A
                                  8.417588             7.016672          -16.64%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.721349             8.210991           -5.85%               8       2002
Income Advantage Fund -
Class T
                                  8.997700             8.721349           -3.07%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.174976             5.621415          -21.65%               0       2002
Fund - Class A
                                  9.158550             7.174976           -21.66               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.321714            11.366643           -7.75%               0       2002
Investment Fund - Class A
                                 10.672563            12.321714           15.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.402460             9.933114          -12.89%             123       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.972997            11.402460            3.91%              84       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.615542             4.569957          -30.92%              45       2002
Growth Fund - Class A
                                  8.486962             6.615542          -22.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.357170            12.173950            7.19%              27       2002
Class D
                                 10.540655            11.357170            7.75%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.565781            12.591867            8.87%             103       2002
Fund - Class D
                                 10.917293            11.565781            5.94%              75       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.186519             3.627445          -30.06%               0       2002
Class D
                                  7.322273             5.186519          -29.17%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.033992             9.894456           -1.39%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.015852            10.033992            0.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.593081             9.011805           -6.06%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                  9.895039             9.593081           -3.05%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.078302             8.055002          -11.27%               0       2002
Destinations Moderate
Fund - Service Class
                                  9.716561             9.078302           -6.57%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.572573             7.195625          -16.06%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                  9.581270             8.572573          -10.53%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.202425             6.565835          -19.95%               0       2002
Destinations Aggressive
Fund - Class A
                                  9.443306             8.202425          -13.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.421773             8.814083          -15.43%               2       2002
Fund - Class A
                                 11.158148            10.421773           -6.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.411411            10.316209           -0.91%             376       2002
Fund* - Service Shares
                                 10.266259            10.411411            1.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.200477             6.666620          -18.70%               0       2002
Fund - Class D
                                  9.494464             8.200477          -13.63%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.687379             8.978300          -15.99%               0       2002
Opportunities Fund -
Class A
                                 10.697937            10.687379           -0.10%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.11%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.666475             8.315103          -13.98%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.666475           -3.34%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.637356             3.700534          -34.36%               0       2002
Investor Class
                                  8.564161             5.637356          -34.18%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.809889             4.583674          -32.69%               0       2002
Growth Fund - Investor
Class
                                  8.778820             6.809889          -22.43%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.502858             8.162050          -14.11%               0       2002
- Investor Class
                                  9.778806             9.502858           -2.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.110431             8.350173           -8.34%               0       2002
Fund - I Shares
                                  9.760537             9.110431           -6.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.747507             4.923207          -27.04%               0       2002
International Fund - I
Shares
                                  8.908906             6.747507          -24.26%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.826712             4.955552          -27.41%             278       2002
Fund - I Shares
                                  8.818419             6.826712          -22.59%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.748773             4.085043          -28.94%             109       2002
                                  7.931620             5.748773          -27.52%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.746562             3.537769          -25.47%             324       2002
                                  6.835293             4.746562          -30.56%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.917982             4.295116          -27.42%               0       2002
                                  7.823140             5.917982          -24.35%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.353495             9.958531          -19.39%             126       2002
Portfolio - Open Shares
                                 10.701397            12.353495           15.44%              89       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            11.016242            11.828636            7.37%               0       2002
Fund - Class A
                                 10.481210            11.016242            5.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.311201             5.902573          -19.27%              36       2002
Index Fund - Class A
                                  9.620079             7.311201          -24.00%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.787807             4.072509          -29.64%               0       2002
Growth Fund - Class A
                                  7.444751             5.787807          -22.26%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.405630             7.817383          -16.89%               5       2002
Index Fund - Class A
                                  9.762811             9.405630           -3.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.665054             5.814411          -24.14%               0       2002
Fund - Service Class
                                  8.913558             7.665054          -14.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.681917             7.736170          -20.10%               0       2002
- Class A
                                 10.060414             9.681917           -3.76%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.427614             7.311781          -22.44%               0       2002
Index Fund - Class A
                                  9.453279             9.427614           -0.27%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.954082            12.327366           -4.84%              24       2002
Fund - Trust Class
                                 11.782921            12.954082            9.94%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.969263             6.519194          -27.32%               0       2002
Fund - Trust Class
                                  9.323718             8.969263           -3.80%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.581209             7.057890          -26.34%              49       2002
Fund - Trust Class
                                 10.095699             9.581209           -5.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.777337             5.626009          -27.66%               0       2002
Appreciation Fund - Class
A
                                  9.081977             7.777337          -14.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.189031             6.229871          -23.92%             244       2002
Class A
                                  9.465519             8.189031          -13.49%             128       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.043859            10.527530            4.82%               0       2002
Income Fund - Class A
                                  9.886733            10.043859            1.59%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.126967            11.968095            7.56%               0       2002
Class A
                                 10.409967            11.126967            6.89%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.208668             7.293418          -20.80%             119       2002
Stock Fund, Inc. - Class
Z
                                  9.550745             9.208668           -3.58%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.235024             3.198053          -38.91%               0       2002
Growth Fund - Class Z
                                  7.719516             5.235024          -32.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.825529             5.233880          -23.32%               0       2002
Fund; Investor Class
                                  8.705311             6.825529          -21.59%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.403718             8.427520          -10.38%               0       2002
Class A
                                 10.411889             9.403718           -9.68%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)

   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          6.330356             4.580359          -27.64%               0       2002
- Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: Income          7.940734             6.253207          -21.25%               0       2002
& Growth - Advisor Class
---------------------------------------------------------------------------------------------------------------
American Century:                 6.177181             4.871953          -21.13%               0       2002
International Growth -
Advisor Class
---------------------------------------------------------------------------------------------------------------
American Century: Short          11.014258            11.353472            3.08%               0       2002
Term Government -
Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         6.651355             5.006845          -24.72%               0       2002
Investor Class
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              8.669334             7.035627          -18.84%               0       2002
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.173665             7.505654          -18.18%               0       2002
Inc.
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.020680             7.054087          -21.80%               0       2002
Fund
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             6.418245             4.439908          -30.82%               0       2002
Century Fund, Inc. -
Class Z
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.899662            11.415943            4.74%              45       2002
Class F
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           7.527518             5.940919          -21.08%               0       2002
Fund - Class F
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        8.828418             8.652691           -1.99%               0       2002
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.873079            11.599160            6.68%               0       2002
Income Fund -
Institutional Service
Shares
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.110334             8.138388          -10.67%               0       2002
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           7.035912             4.787520          -31.96%               0       2002
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          10.603630             8.775783          -17.24%               0       2002
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           6.998780             5.323784          -23.93%               0       2002
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             8.699121             8.177545           -6.00%               0       2002
Income Advantage Fund -
Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         7.161288             5.602097          -21.77%               0       2002
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           12.298247            11.327638           -7.89%               0       2002
Investment Fund - Class A
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series           11.373411             9.892645          -13.02%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            6.598659             4.551305          -31.03%               0       2002
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             11.328099            12.124223            7.03%              13       2002
Class D
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         11.536340            12.540621            8.71%               0       2002
Fund - Class D
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            5.173264             3.612631          -30.17%               0       2002
Class D
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor            10.014878             9.860518           -1.54%               0       2002
Destinations Conservative
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.574813             8.980879           -6.20%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.061002             8.027354          -11.41%               0       2002
Destinations Moderate
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.556232             7.170907          -16.19%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             8.186779             6.543273          -20.08%               0       2002
Destinations Aggressive
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value         10.395238             8.778178          -15.56%               0       2002
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.384761            10.274067           -1.07%               0       2002
Fund* - Service Shares
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             8.179561             6.639429          -18.83%               0       2002
Fund - Class D
---------------------------------------------------------------------------------------------------------------
Gartmore Value                   10.666996             8.947455          -16.12%               0       2002
Opportunities Fund -
Class A
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.26%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.660312             8.297089          -14.11%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           5.622942             3.685412          -34.46%               0       2002
Investor Class
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             6.792502             4.564961          -32.79%               0       2002
Growth Fund - Investor
Class
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.478668             8.128815          -14.24%              21       2002
- Investor Class
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.093070             8.321505           -8.49%               0       2002
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     6.734620             4.906278          -27.15%               0       2002
International Fund - I
Shares
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           6.813682             4.938520          -27.52%               0       2002
Fund - I Shares
---------------------------------------------------------------------------------------------------------------
Janus Fund                        5.734088             4.068352          -29.05%               9       2002
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 4.734450             3.523338          -25.58%               0       2002
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              5.902882             4.277587          -27.53%               0       2002
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 12.322030             9.917963          -19.51%               0       2002
Portfolio - Open Shares
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            10.995126            11.787911            7.21%               0       2002
Fund - Class A
---------------------------------------------------------------------------------------------------------------
Nationwide International          7.297246             5.882289          -19.39%               0       2002
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              5.773026             4.055893          -29.74%               0       2002
Growth Fund - Class A
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.387696             7.790530          -17.01%               0       2002
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         7.645526             5.790721          -24.26%              13       2002
Fund - Service Class
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.657238             7.704634          -20.22%               0       2002
- Class A
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.409622             7.286644          -22.56%               0       2002
Index Fund - Class A
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         12.921109            12.277171           -4.98%               0       2002
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         8.946411             6.492621          -27.43%               0       2002
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.556802             7.029127          -26.45%               0       2002
Fund - Trust Class
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               7.762496             5.606667          -27.77%               0       2002
Appreciation Fund - Class
A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         8.168159             6.204472          -24.04%               0       2002
Class A
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.024722            10.491406            4.66%               0       2002
Income Fund - Class A
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        11.105642            11.926892            7.39%               0       2002
Class A
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.185189             7.263673          -20.92%               0       2002
Stock Fund, Inc. - Class
Z
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            5.225001             3.187036          -39.00%               0       2002
Growth Fund - Class Z
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            6.812499             5.215883          -23.44%               0       2002
Fund - Investor Class
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.379748             8.393175          -10.52%               0       2002
Class A
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.50%)

   (VARIABLE ACCOUNT CHARGES OF 2.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          8.872759             6.390361          -27.98%               0       2002
- Investor Class
                                 10.000000             8.872759          -11.27%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          9.101819             7.134567          -21.61%               0       2002
& Growth - Advisor Class
                                 10.000000             9.101819           -8.98%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 8.198664             6.436543          -21.49%               0       2002
International Growth -
Advisor Class
                                 10.000000             8.198664          -18.01%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.241122            10.507217            2.60%               0       2002
Term Government -
Investor Class
                                 10.000000            10.241122            2.41%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         9.159181             6.862890          -25.07%               0       2002
Investor Class
                                 10.000000             9.159181           -8.41%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              9.123257             7.369948          -19.22%               0       2002
Fund, Inc.
                                 10.000000             9.123257           -8.77%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.218242             7.507431          -18.56%               0       2002
Inc.
                                 10.000000             9.218242           -7.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.378800             7.300372          -22.16%               0       2002
Fund
                                 10.000000             9.378800           -6.21%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             8.210343             5.653465          -31.14%               0       2002
Century Fund, Inc. -
Class Z
                                 10.000000             8.210343          -17.90%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.238340            10.674043            4.26%               0       2002
Class F
                                 10.000000            10.238340            2.38%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           9.018864             7.085172          -21.44%               0       2002
Fund - Class F
                                 10.000000             9.018864           -9.81%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.471395             9.240224           -2.44%               0       2002
                                 10.000000             9.471395           -5.29%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.311167            10.949190            6.19%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.000000            10.311167            3.11%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.661200             8.590795          -11.08%               0       2002
Fund - Class A
                                 10.000000             9.661200           -3.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.611043             5.832325          -32.27%               0       2002
Growth Fund - Class A
                                 10.000000             8.611043          -13.89%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.461207             7.794261          -17.62%               0       2002
Income Fund - Class A
                                 10.000000             9.461207           -5.39%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           9.023088             6.832031          -24.28%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.023088           -9.77%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             9.460048             8.853182           -6.42%               0       2002
Income Advantage Fund -
Class T
                                 10.000000             9.460048           -5.40%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.070528             6.284310          -22.13%               0       2002
Fund - Class A
                                 10.000000             8.070528          -19.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           10.718413             9.827083           -8.32%               0       2002
Investment Fund - Class A
                                 10.000000            10.718413            7.18%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.652623             8.357291          -13.42%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.000000             9.652623           -3.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            8.897155             6.108398          -31.34%               0       2002
Growth Fund - Class A
                                 10.000000             8.897155          -11.03%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             10.475069            11.159735            6.54%               0       2002
Class D
                                 10.000000            10.475069            4.75%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         10.425138            11.278558            8.19%               0       2002
Fund - Class D
                                 10.000000            10.425138            4.25%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            8.473444             5.889984          -30.49%               0       2002
Class D
                                 10.000000             8.473444          -15.27%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.921107             9.723307           -1.99%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.000000             9.921107           -0.79%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.701464             9.057854           -6.63%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                 10.000000             9.701464           -2.99%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.454713             8.337633          -11.82%               0       2002
Destinations Moderate
Fund - Service Class
                                 10.000000             9.454713           -5.45%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.201682             7.676383          -16.58%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                 10.000000             9.201682           -7.98%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.006939             7.165654          -20.44%               0       2002
Destinations Aggressive
Fund - Class A
                                 10.000000             9.006939           -9.93%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.075374             7.628359          -15.94%               0       2002
Fund - Class A
                                 10.000000             9.075374           -9.25%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.005661             9.853533           -1.52%               0       2002
Fund* - Service Shares
                                 10.000000            10.005661            0.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             9.201707             7.434743          -19.20%               0       2002
Fund - Class D
                                 10.000000             9.201707           -7.98%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.730073             8.124016          -16.51%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.730073           -2.70%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.71%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                 9.641782             8.243083          -14.51%               0       2002
Insurance Trust - J.P.           10.000000             9.641782          - 3.58%               0       2001
Morgan GVIT Balanced
Fund: Class I
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           7.925223             5.170460          -34.76%               0       2002
Investor Class
                                 10.000000             7.925223          -20.75%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             8.880718             5.940878          -33.10%               0       2002
Growth Fund - Investor
Class
                                 10.000000             8.880718          -11.19%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.597465             8.192840          -14.64%               0       2002
- Investor Class
                                 10.000000             9.597465           -4.03%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.508645             8.661822           -8.91%               0       2002
Fund - I Shares
                                 10.000000             9.508645           -4.91%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     8.385735             6.081023          -27.48%               0       2002
International Fund - I
Shares
                                 10.000000             8.385735          -16.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           8.401141             6.061067          -27.85%               0       2002
Fund - I Shares
                                 10.000000             8.401141          -15.99%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        7.690182             5.431081          -29.38%               0       2002
                                 10.000000             7.690182          -23.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 7.910599             5.859908          -25.92%               0       2002
                                 10.000000             7.910599          -20.89%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              8.276999             5.970411          -27.87%               0       2002
                                 10.000000             8.276999          -17.23%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 11.326265             9.074525          -19.88%               0       2002
Portfolio - Open Shares
                                 10.000000            11.326265           13.26%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            10.313889            11.006756            6.72%               0       2002
Fund - Class A
                                 10.000000            10.313889            3.14%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          8.170198             6.555658          -19.76%               0       2002
Index Fund - Class A
                                 10.000000             8.170198          -18.30%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              8.635141             6.038745          -30.07%               0       2002
Growth Fund - Class A
                                 10.000000             8.635141          -13.65%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.742946             8.048131          -17.40%               0       2002
Index Fund - Class A
                                 10.000000             9.742946           -2.57%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         8.962716             6.757106          -24.61%               0       2002
Fund - Service Class
                                 10.000000             8.962716          -10.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.973558             7.920375          -20.59%               0       2002
- Class A
                                 10.000000             9.973558           -0.26%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.840147             7.584954          -22.92%               0       2002
Index Fund - Class A
                                 10.000000             9.840147           -1.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         10.346824             9.785972           -5.42%               0       2002
Fund - Trust Class
                                 10.000000            10.346824            3.47%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.253807             6.684791          -27.76%               0       2002
Fund - Trust Class
                                 10.000000             9.253807           -7.46%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.412530             6.891142          -26.79%               0       2002
Fund - Trust Class
                                 10.000000             9.412530           -5.87%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               8.614516             6.193411          -28.10%               0       2002
Appreciation Fund - Class
A
                                 10.000000             8.614516          -13.85%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         9.223838             6.974105          -24.39%               0       2002
Class A
                                 10.000000             9.223838           -7.76%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.110892            10.532974            4.17%               0       2002
Income Fund - Class A
                                 10.000000            10.110892            1.11%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        10.528423            11.255044            6.90%               0       2002
Class A
                                 10.000000            10.528423            5.28%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.362692             7.369971          -21.28%               0       2002
Stock Fund, Inc. - Class
Z
                                 10.000000             9.362692           -6.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            7.766089             4.715166          -39.29%               0       2002
Growth Fund - Class Z
                                 10.000000             7.766089          -22.34%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            8.733674             6.656027          -23.79%               0       2002
Fund - Investor Class
                                 10.000000             8.733674          -12.66%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.231592             8.222620          -10.93%               0       2002
Class A
                                 10.000000             9.231592           -7.68%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001. The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund: Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income
Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund: Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 2.55%)

   (VARIABLE ACCOUNT CHARGES OF 2.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century: Growth          8.869715             6.384882          -28.01%               0       2002
- Investor Class
                                 10.000000             8.869715          -11.30%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Income          9.098700             7.128447          -21.65%               0       2002
& Growth - Advisor Class
                                 10.000000             9.098700           -9.01%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century:                 8.195851             6.431029          -21.53%               0       2002
International Growth -
Advisor Class
                                 10.000000             8.195851          -18.04%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Short          10.237596            10.498214            2.55%               0       2002
Term Government -
Investor Class
                                 10.000000            10.237596            2.38%               0       2001
---------------------------------------------------------------------------------------------------------------
American Century: Ultra -         9.156032             6.857001          -25.11%               0       2002
Investor Class
                                 10.000000             9.156032           -8.44%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation              9.120126             7.363631          -19.26%               0       2002
Fund, Inc.
                                 10.000000             9.120126           -8.80%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,            9.215088             7.501004          -18.60%               0       2002
Inc.
                                 10.000000             9.215088           -7.85%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders          9.375582             7.294113          -22.20%               0       2002
Fund
                                 10.000000             9.375582           -6.24%               0       2001
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third             8.207522             5.648617          -31.18%               0       2002
Century Fund, Inc. -
Class Z
                                 10.000000             8.207522          -17.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            10.234831            10.664913            4.20%               0       2002
Class F
                                 10.000000            10.234831            2.35%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated Equity Income           9.015777             7.079111          -21.48%               0       2002
Fund - Class F
                                 10.000000             9.015777           -9.84%               0       2001
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.468135             9.232305           -2.49%               0       2002
                                 10.000000             9.468135           -5.32%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Federated Intermediate           10.307620            10.939811            6.13%               0       2002
Income Fund -
Institutional Service
Shares
                                 10.000000            10.307620            3.08%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced         9.657887             8.583438          -11.13%               0       2002
Fund - Class A
                                 10.000000             9.657887           -3.42%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           8.608085             5.827329          -32.30%               0       2002
Growth Fund - Class A
                                 10.000000             8.608085          -13.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity           9.457951             7.787572          -17.66%               0       2002
Income Fund - Class A
                                 10.000000             9.457951           -5.42%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           9.019985             6.826177          -24.32%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.019985           -9.80%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High             9.456794             8.845600           -6.46%               0       2002
Income Advantage Fund -
Class T
                                 10.000000             9.456794           -5.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Overseas         8.067752             6.278923          -22.17%               0       2002
Fund - Class A
                                 10.000000             8.067752          -19.32%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Balance Sheet           10.714734             9.818672           -8.36%               0       2002
Investment Fund - Class A
                                 10.000000            10.714734            7.15%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.649311             8.350135          -13.46%               0       2002
Fund, Inc. - Mutual
Shares Fund: Class A
                                 10.000000             9.649311           -3.51%               0       2001
---------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap            8.894104             6.103176          -31.38%               0       2002
Growth Fund - Class A
                                 10.000000             8.894104          -11.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund -             10.471462            11.150171            6.48%               0       2002
Class D
                                 10.000000             8.470531          -15.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Government Bond         10.421548            11.268892            8.13%               0       2002
Fund - Class D
                                 10.000000            10.421548            4.22%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Gartmore Growth Fund -            8.470531             5.884937          -30.52%               0       2002
Class D
                                 10.000000             8.470531          -15.29%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.917698             9.714980           -2.04%               0       2002
Destinations Conservative
Fund - Service Class
                                 10.000000             9.917698           -0.82%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.698143             9.050107           -6.68%               0       2002
Destinations Moderately
Conservative Fund -
Service Class
                                 10.000000             9.698143           -3.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.451464             8.330475          -11.86%               0       2002
Destinations Moderate
Fund - Service Class
                                 10.000000             9.451464           -5.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.198516             7.669800          -16.62%               0       2002
Destinations Moderately
Aggressive Fund - Service
Class
                                 10.000000             9.198516           -8.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore GMF Investor             9.003846             7.159509          -20.48%               0       2002
Destinations Aggressive
Fund - Class A
                                 10.000000             9.003846           -9.96%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value          9.072255             7.621828          -15.99%               0       2002
Fund - Class A
                                 10.000000             9.726731           -2.73%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Money Market            10.002216             9.845088           -1.57%               0       2002
Fund* - Service Shares
                                 10.000000            10.002216            0.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Total Return             9.198541             7.428374          -19.24%               0       2002
Fund - Class D
                                 10.000000             9.198541           -8.01%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Value                    9.726731             8.117052          -16.55%               0       2002
Opportunities Fund -
Class A
                                 10.000000             9.726731           -2.73%               0       2001
---------------------------------------------------------------------------------------------------------------
Gartmore Variable                9.639724              8.237094          -14.55%               0       2002
Insurance Trust - J.P.
Morgan GVIT Balanced
Fund: Class I
                                 10.000000             9.639724           -3.60%               0       2001
---------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Gartmore Money Market Fund - Service Shares as of December 31, 2002 was -1.76%.


---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund -           7.922484             5.166011          -34.79%               0       2002
Investor Class
                                 10.000000             7.922484          -20.78%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Small Company             8.877661             5.935779          -33.14%               0       2002
Growth Fund - Investor
Class
                                 10.000000             8.877661          -11.22%               0       2001
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         9.594168             8.185822          -14.68%               0       2002
- Investor Class
                                 10.000000             9.594168           -4.06%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Balanced            9.505379             8.654408           -8.95%               0       2002
Fund - I Shares
                                 10.000000             9.505379           -4.95%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser                     8.382844             6.075810          -27.52%               0       2002
International Fund - I
Shares
                                 10.000000             8.382844          -16.17%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide           8.398256             6.055866          -27.89%               0       2002
Fund - I Shares
                                 10.000000             8.398256          -16.02%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Fund                        7.687539             5.426426          -29.41%               0       2002
                                 10.000000             7.687539          -23.12%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 7.907877             5.854878          -25.96%               0       2002
                                 10.000000             7.907877          -20.92%               0       2001
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              8.274163             5.965304          -27.90%               0       2002
                                 10.000000             8.274163          -17.26%               0       2001
---------------------------------------------------------------------------------------------------------------
Lazard Small Cap                 11.322380             9.066749          -19.92%               0       2002
Portfolio - Open Shares
                                 10.000000            11.322380           13.22%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Bond Index            10.310340            10.997324            6.66%               0       2002
Fund - Class A
                                 10.000000            10.310340            3.10%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide International          8.167385             6.550040          -19.80%               0       2002
Index Fund - Class A
                                 10.000000             8.167385          -18.33%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Nationwide Large Cap              8.632178             6.033569          -30.10%               0       2002
Growth Fund - Class A
                                 10.000000             8.632178          -13.68%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market         9.739603             8.041239          -17.44%               0       2002
Index Fund - Class A
                                 10.000000             9.739603           -2.60%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund         9.970135             7.913591          -20.63%               0       2002
- Class A
                                 10.000000             9.970135           -0.30%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide Small Cap              9.836764             7.578453          -22.96%               0       2002
Index Fund - Class A
                                 10.000000             9.836764           -1.63%               0       2001
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         8.959640             6.751314          -24.65%               0       2002
Fund - Service Class
                                 10.000000             8.959640          -10.40%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis         10.343272             9.777594           -5.47%               0       2002
Fund - Trust Class
                                 10.000000            10.343272            3.43%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian         9.250626             6.679060          -27.80%               0       2002
Fund - Trust Class
                                 10.000000             9.250626           -7.49%               0       2001
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners         9.409303             6.885233          -26.83%               0       2002
Fund - Trust Class
                                 10.000000             9.409303           -5.91%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital               8.611562             6.188097          -28.14%               0       2002
Appreciation Fund - Class
A
                                 10.000000             8.611562          -13.88%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -         9.220663             6.968131          -24.43%               0       2002
Class A
                                 10.000000             9.220663           -7.79%               0       2001
---------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            10.107342            10.523874            4.12%               0       2002
Income Fund - Class A
                                 10.000000            10.107342            1.07%               0       2001
---------------------------------------------------------------------------------------------------------------
PIMCO Total Return Fund -        10.524798            11.245397            6.85%               0       2002
Class A
                                 10.000000            10.524798            5.25%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Advisor Common             9.359476             7.363653          -21.32%               0       2002
Stock Fund, Inc. - Class
Z
                                 10.000000             9.359476           -6.41%               0       2001
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
  UNDERLYING MUTUAL FUND     ACCUMULATION         ACCUMULATION       PERCENT CHANGE    NUMBER OF       YEAR
                             UNIT VALUE AT        UNIT VALUE AT            IN         ACCUMULATION
                             BEGINNING OF         END OF PERIOD       ACCUMULATION    UNITS AT END
                                PERIOD                                 UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------------------------
Strong Advisor Mid Cap            7.763420             4.711125          -39.32%               0       2002
Growth Fund - Class Z
                                 10.000000             7.763420          -22.37%               0       2001
---------------------------------------------------------------------------------------------------------------
Strong Growth & Income            8.730675             6.650315          -23.83%               0       2002
Fund - Investor Class
                                 10.000000             8.730675          -12.69%               0       2001
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -          9.228418             8.215573          -10.98%               0       2002
Class A
                                 10.000000             9.228418           -7.72%               0       2001
---------------------------------------------------------------------------------------------------------------



The following underlying mutual funds were added to the variable account on October 2, 2000: Federated Equity Income Fund - Class F, Fidelity Advisor Overseas Fund - Class A, Franklin Balanced Sheet Investment Fund, Gartmore GMF Investor Destinations Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderately Conservative Fund - Service Class, Gartmore GMF Investor Destinations Moderate Fund - Service Class, Gartmore GMF Investor Destinations Moderately Aggressive Fund - Service Class, Gartmore GMF Investor Destinations Aggressive Fund - Service Class, Gartmore Value Opportunities Fund - Class A, Janus Adviser Balanced Fund - I Shares, Janus Adviser International Fund - I Shares, Janus Adviser Worldwide Fund - I Shares, Nationwide Small Cap Index Fund
- Class A, Oppenheimer Strategic Income Fund - Class A, PIMCO Total Return Fund
- Class A, Strong Growth & Income Fund and Strong Mid Cap Growth Fund. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund was added to the variable account on October 31, 2001. Therefore the Condensed Financial Information reflects the reporting period from October 31, 2001 through December 31, 2001.

The Oppenheimer Champion Income Fund: Class A, Putnam International Equity Fund:
Class A, Putnam Voyager Fund: Class A, Van Kampen Growth and Income Fund: Class A, Van Kampen Growth Fund: Class A, Van Kampen Real Estate Securities Fund:
Class A and the Waddell & Reed Advisors Small Cap Fund: Class A were added to the variable account on May 1, 2003. Therefore, no Condensed Financial Information is available.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      American Century Growth Fund - Investor Class (ACGroI)
         523,287 shares (cost $14,302,336).................................................   $  7,545,805
      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         59,746 shares (cost $1,463,043)...................................................      1,297,680
      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         275,648 shares (cost $8,358,862) .................................................      5,992,583
      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         37,469 shares (cost $241,972).....................................................        238,681
      American Century International Growth Fund - Investor Class (ACIntlGrI)
         247,141 shares (cost $1,760,185)..................................................      1,576,759
      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         414,386 shares (cost $3,976,506)..................................................      4,023,686
      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         730,164 shares (cost $25,916,703).................................................     15,464,878
      Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
         128,322 shares (cost $5,470,238)..................................................      2,418,869
      Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         63,303 shares (cost $624,139).....................................................        622,897
      Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
         105,289 shares (cost $330,119)....................................................        282,175
      Dreyfus A Bonds Plus, Inc.(DryABonds)
         235,033 shares (cost $3,229,437)..................................................      3,276,366
      Dreyfus Appreciation Fund, Inc.(DryApp)
         98,328 shares (cost $3,784,490)...................................................      3,067,847
      Dreyfus Balanced Fund, Inc.(DryBal)
         112,745 shares (cost $1,623,228)..................................................      1,294,314
      Dreyfus Emerging Leaders Fund (DryELead)
         1,974 shares (cost $72,299).......................................................         54,796
      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         159,559 shares (cost $1,910,613)..................................................      1,005,219
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         574,008 shares (cost $22,032,485).................................................     14,694,606
      Evergreen Equity Income Fund - Class I (EvInc)
         34,258 shares (cost $708,196).....................................................        596,433
      Federated Equity Income Fund - Class F Shares (FedEqInc)
         4,524 shares (cost $60,381).......................................................         59,578
      Federated High Yield Trust (FedHiYld)
         177,162 shares (cost $967,074)....................................................        949,587
      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         18,001 shares (cost $178,227).....................................................        183,792

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         268,889 shares (cost $2,337,021)..................................................      2,325,887
      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         49,288 shares (cost $763,850).....................................................        676,722
      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         77,330 shares (cost $1,299,725)...................................................      1,066,381
      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         15,184 shares (cost $586,806).....................................................        508,965
      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         92,933 shares (cost $2,071,934)...................................................      1,864,240
      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         123,725 shares (cost $3,038,012)..................................................      2,512,849
      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         10,312 shares (cost $277,577).....................................................        226,043
      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         167,322 shares (cost $6,914,779)..................................................      3,712,870
      Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT)
         314,614 shares (cost $2,376,510)..................................................      2,309,270
      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         2,322 shares (cost $25,747).......................................................         25,238
      Fidelity(R) Asset Manager(TM) (FidAsMgr)
         295,319 shares (cost $4,993,891)..................................................      4,075,398
      Fidelity(R) Capital & Income Fund (FidCapInc)
         85,669 shares (cost $768,418).....................................................        537,999
      Fidelity(R) Equity-Income Fund (FidEqInc)
         209,249 shares (cost $10,591,934).................................................      8,300,909
      Fidelity(R) Magellan(R) Fund (FidMgln)
         252,185 shares (cost $30,916,212).................................................     19,912,530
      Fidelity(R) Puritan(R) Fund (FidPurtn)
         628,740 shares (cost $11,795,451).................................................      9,927,812
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         8,524 shares (cost $87,263).......................................................         50,549
      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         247,941 shares (cost $4,845,813)..................................................      4,160,448
      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         39,501 shares (cost $1,060,599)...................................................        867,046
      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         13,188 shares (cost $525,096).....................................................        489,128
      Gartmore Bond Fund - Class D (GartBond)
         265,186 shares (cost $2,485,631)..................................................      2,548,433
      Gartmore Government Bond Fund - Class D (GartGvtBd)
         660,592 shares (cost $7,101,129)..................................................      7,154,207
      Gartmore Growth Fund - Class D (GartGrow)
         203,955 shares (cost $2,301,183)..................................................        952,470
      Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal)
         8,195 shares (cost $73,224).......................................................         66,054
      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         13,228 shares (cost $84,211)......................................................         84,528
      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         34,021 shares (cost $331,639).....................................................        324,901

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Gartmore ID Moderate Fund - Service Class (GartIDMod)
         54,498 shares (cost $474,362).....................................................        433,258
      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         22,148 shares (cost $164,085).....................................................        156,364
      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         9,655 shares (cost $84,399).......................................................         84,479
      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         65,167 shares (cost $665,967).....................................................        572,167
      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         14,758,921 shares (cost $14,758,921)..............................................     14,758,921
      Gartmore Money Market Fund - Service Class (GartMyMktS)
         8,076,426 shares (cost $8,076,426)................................................      8,076,426
      Gartmore Total Return Fund - Class D (GartTotRt)
         302,854 shares (cost $7,430,594)..................................................      4,503,444
      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         3,576 shares (cost $46,381).......................................................         40,481
      INVESCO Dynamics Fund - Investor Class (InvDynam)
         415,874 shares (cost $9,734,510)..................................................      4,433,219
      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         161,009 shares (cost $1,401,217)..................................................      1,341,202
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         17,522 shares (cost $440,172).....................................................        366,206
      Janus Adviser Balanced Fund (JanBal)
         43,596 shares (cost $959,851).....................................................        915,510
      Janus Adviser International Fund (JanIntl)
         2,191 shares (cost $40,718).......................................................         39,807
      Janus Adviser Worldwide Fund (JanWorld)
         44,169 shares (cost $982,847).....................................................        954,491
      Janus Fund (JanFund)
         524,250 shares (cost $20,356,395).................................................      9,342,140
      Janus Twenty Fund (Jan20Fd)
         708,159 shares (cost $46,206,838).................................................     20,543,703
      Janus Worldwide Fund (JanWrldwde)
         296,021 shares (cost $19,507,537).................................................      9,511,169
      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         195,578 shares (cost $3,125,320)..................................................      2,743,957
      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         66,611 shares (cost $418,702).....................................................        424,309
      Nationwide(R) Bond Index Fund - Class A (NWBdIx)
         9,258 shares (cost $101,243)......................................................        102,671
      Nationwide(R) International Index Fund - Class A (NWIntlndx)
         632 shares (cost $3,383)..........................................................          3,380
      Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr)
         33,091 shares (cost $253,413).....................................................        214,096
      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
         28,197 shares (cost $262,410).....................................................        262,232

      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
         306,377 shares (cost $2,889,561)..................................................      2,313,145
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
         72,503 shares (cost $813,283).....................................................        706,901
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
         7,143 shares (cost $54,277).......................................................         53,284
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         288,060 shares (cost $4,964,604)..................................................      3,059,193
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         251,168 shares (cost $5,942,867)..................................................      3,918,225
      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         234,517 shares (cost $6,893,936)..................................................      6,599,306
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         30,976 shares (cost $346,347).....................................................        259,272
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         12,246 shares (cost $176,883).....................................................        147,324
      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         130,089 shares (cost $1,255,586)..................................................      1,260,558
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         18,858 shares (cost $684,309).....................................................        564,031
      Oppenheimer Global Fund A (OppGlob)
         303,243 shares (cost $14,523,130).................................................     10,989,519
      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         25,518 shares (cost $96,567)......................................................         95,439
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         59,242 shares (cost $874,189).....................................................        757,703
      PIMCO Total Return Fund - Class A (PimTotRet)
         168,193 shares (cost $1,795,130)..................................................      1,794,621
      Strong Advisor Common Stock Fund - Class Z (StComStk)
         180,858 shares (cost $3,444,861)..................................................      2,888,306
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         6,873 shares (cost $75,744).......................................................         59,797
      Strong Growth and Income Fund (StrGrInc)
         6,211 shares (cost $104,385) .....................................................         98,444
      Strong Large Cap Growth Fund (StLCap)
         110,972 shares (cost $4,202,559)..................................................      1,832,148
      Templeton Foreign Fund - Class A (TemForFd)
         587,516 shares (cost $4,950,077)..................................................      4,882,262
                                                                                              ------------
            Total investments..............................................................    261,430,538
   Accounts receivable.....................................................................        442,755
                                                                                              ------------
            Total assets...................................................................    261,873,293
Accounts payable...........................................................................             --
                                                                                              ------------
Contract owners' equity (note 4 and note 5)................................................   $261,873,293
                                                                                              ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total         ACGroI      ACIncGroA    ACIncGroI
                                                       -------------   ----------   ----------   ----------
   Reinvested dividends ............................   $   3,331,666           --       15,109       95,409
   Mortality and expense risk charges (note 2) .....      (3,696,262)    (120,074)     (15,220)     (94,595)
                                                       -------------   ----------   ----------   ----------
      Net investment income (loss) .................        (364,596)    (120,074)        (111)         814
                                                       -------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........     235,303,396    1,453,400    1,016,068    1,693,723
   Cost of mutual fund shares sold .................    (259,226,034)  (2,105,469)  (1,262,299)  (2,017,913)
                                                       -------------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (23,922,638)    (652,069)    (246,231)    (324,190)
   Change in unrealized gain (loss)
      on investments ...............................     (38,720,455)  (2,201,236)     (62,812)  (1,365,646)
                                                       -------------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (62,643,093)  (2,853,305)    (309,043)  (1,689,836)
                                                       -------------   ----------   ----------   ----------
   Reinvested capital gains ........................         378,518           --           --           --
                                                       -------------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (62,629,171)  (2,973,379)    (309,154)  (1,689,022)
                                                       =============   ==========   ==========   ==========

Investment activity:                                   ACIntlGrA     ACIntlGrI    ACSTGvtI     ACUltraI
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................        1,383       13,646       99,499       46,124
   Mortality and expense risk charges (note 2) .....       (2,858)     (24,678)     (37,535)    (242,758)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................       (1,475)     (11,032)      61,964     (196,634)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    9,828,033    1,767,124    1,213,297    2,991,161
   Cost of mutual fund shares sold .................   (9,868,352)  (2,575,414)  (1,168,743)  (3,484,794)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........      (40,319)    (808,290)      44,554     (493,633)
   Change in unrealized gain (loss)
      on investments ...............................       56,764      413,978       10,831   (4,618,288)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............       16,445     (394,312)      55,385   (5,111,921)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       14,970     (405,344)     117,349   (5,308,555)
                                                       ==========   ==========   ==========   ==========

Investment activity:                                     CSEmGro     CSGIFixI    DeHYBd    DryABonds
                                                       -----------   --------   --------   ---------
   Reinvested dividends ............................   $        --     37,359     39,527     139,572
   Mortality and expense risk charges (note 2) .....       (41,075)    (4,583)    (4,567)    (38,465)
                                                       -----------   --------   --------    --------
      Net investment income (loss) .................       (41,075)    32,776     34,960     101,107
                                                       -----------   --------   --------    --------

   Proceeds from mutual fund shares sold ...........       798,203    128,805    257,644     704,440
   Cost of mutual fund shares sold .................    (1,387,979)  (128,773)  (515,848)   (723,372)
                                                       -----------   --------   --------    --------
      Realized gain (loss) on investments ..........      (589,776)        32   (258,204)    (18,932)
   Change in unrealized gain (loss)
      on investments ...............................      (604,838)     2,994    211,921      96,495
                                                       -----------   --------   --------    --------
      Net gain (loss) on investments ...............    (1,194,614)     3,026    (46,283)     77,563
                                                       -----------   --------   --------    --------
   Reinvested capital gains ........................            --         --         --          --
                                                       -----------   --------   --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,235,689)    35,802    (11,323)    178,670
                                                       ===========   ========   ========    ========

Investment activity:                                     DryApp      DryBal    DryELead   Dry3dCen
                                                       ----------   --------   --------   --------
   Reinvested dividends ............................       28,700     30,631         --         --
   Mortality and expense risk charges (note 2) .....      (43,568)   (17,612)      (754)   (16,977)
                                                       ----------   --------    -------   --------
      Net investment income (loss) .................      (14,868)    13,019       (754)   (16,977)
                                                       ----------   --------    -------   --------

   Proceeds from mutual fund shares sold ...........    1,194,376    257,921      6,791    566,467
   Cost of mutual fund shares sold .................   (1,676,300)  (339,791)    (8,277)  (985,064)
                                                       ----------   --------    -------   --------
      Realized gain (loss) on investments ..........     (481,924)   (81,870)    (1,486)  (418,597)
   Change in unrealized gain (loss)
      on investments ...............................     (281,628)  (209,671)   (13,214)   (69,490)
                                                       ----------   --------    -------   --------
      Net gain (loss) on investments ...............     (763,552)  (291,541)   (14,700)  (488,087)
                                                       ----------   --------    -------   --------
   Reinvested capital gains ........................        1,515         --         --         --
                                                       ----------   --------    -------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (776,905)  (278,522)   (15,454)  (505,064)
                                                       ==========   ========    =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    Dry500Ix      EvInc     FedEqInc   FedHiYld
                                                       -----------   --------   --------   --------
   Reinvested dividends ............................   $   177,191     16,965       636      73,981
   Mortality and expense risk charges (note 2) .....      (229,156)    (9,622)     (489)     (9,999)
                                                       -----------   --------   -------    --------
      Net investment income (loss) .................       (51,965)     7,343       147      63,982
                                                       -----------   --------   -------    --------

   Proceeds from mutual fund shares sold ...........     3,409,574    320,585    71,483     721,511
   Cost of mutual fund shares sold .................    (4,096,712)  (365,722)  (81,105)   (864,283)
                                                       -----------   --------   -------    --------
      Realized gain (loss) on investments ..........      (687,138)   (45,137)   (9,622)   (142,772)
   Change in unrealized gain (loss)
      on investments ...............................    (4,131,211)   (83,680)    2,529      67,220
                                                       -----------   --------   -------    --------
      Net gain (loss) on investments ...............    (4,818,349)  (128,817)   (7,093)    (75,552)
                                                       -----------   --------   -------    --------
   Reinvested capital gains ........................            --         --        --          --
                                                       -----------   --------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(4,870,314)  (121,474)   (6,946)    (11,570)
                                                       ===========   ========   =======    ========

Investment activity:                                   FedIntInc    FedBdFd   FidABalA   FidABalT
                                                       ---------   --------   --------   --------
   Reinvested dividends ............................      6,703     146,063     18,480     26,188
   Mortality and expense risk charges (note 2) .....     (1,150)    (26,466)    (7,581)   (14,677)
                                                         ------    --------   --------   --------
      Net investment income (loss) .................      5,553     119,597     10,899     11,511
                                                         ------    --------   --------   --------

   Proceeds from mutual fund shares sold ...........      1,078     751,802    132,176    179,228
   Cost of mutual fund shares sold .................     (1,073)   (778,836)  (169,404)  (238,047)
                                                         ------    --------   --------   --------
      Realized gain (loss) on investments ..........          5     (27,034)   (37,228)   (58,819)
   Change in unrealized gain (loss)
      on investments ...............................      5,908      25,879    (51,658)   (82,636)
                                                         ------    --------   --------   --------
      Net gain (loss) on investments ...............      5,913      (1,155)   (88,886)  (141,455)
                                                         ------    --------   --------   --------
   Reinvested capital gains ........................         --          --         --         --
                                                         ------    --------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     11,466     118,442    (77,987)  (129,944)
                                                         ======    ========   ========   ========

Investment activity:                                   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA
                                                       ---------   ----------   ----------   ----------
   Reinvested dividends ............................   $      --      15,398       17,106        1,924
   Mortality and expense risk charges (note 2) .....      (4,328)    (17,175)     (35,063)      (2,864)
                                                       ---------    --------     --------     --------
      Net investment income (loss) .................      (4,328)     (1,777)     (17,957)        (940)
                                                       ---------    --------     --------     --------

   Proceeds from mutual fund shares sold ...........     215,713     671,561      543,040      139,490
   Cost of mutual fund shares sold .................    (294,388)   (837,758)    (700,897)    (207,363)
                                                       ---------    --------     --------     --------
      Realized gain (loss) on investments ..........     (78,675)   (166,197)    (157,857)     (67,873)
   Change in unrealized gain (loss)
      on investments ...............................     (70,832)   (162,432)    (354,218)        (759)
                                                       ---------    --------     --------     --------
      Net gain (loss) on investments ...............    (149,507)   (328,629)    (512,075)     (68,632)
                                                       ---------    --------     --------     --------
   Reinvested capital gains ........................          --       2,100        4,161           --
                                                       ---------    --------     --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(153,835)   (328,306)    (525,871)     (69,572)
                                                       =========    ========     ========     ========

Investment activity:                                   FidAGrOppT   FidAHiYldT    FidAOvA      FidAsMgr
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................       19,963      187,501           --      150,375
   Mortality and expense risk charges (note 2) .....      (57,839)     (26,466)        (814)     (61,551)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................      (37,876)     161,035         (814)      88,824
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      720,169    1,781,097    7,870,638    1,261,628
   Cost of mutual fund shares sold .................   (1,387,465)  (2,315,467)  (7,825,124)  (1,641,509)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (667,296)    (534,370)      45,514     (379,881)
   Change in unrealized gain (loss)
      on investments ...............................     (512,932)     257,102        1,451     (220,692)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............   (1,180,228)    (277,268)      46,965     (600,573)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --           --
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,218,104)    (116,233)      46,151     (511,749)
                                                       ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   FidCapInc    FidEqInc     FidMgln      FidPurtn
                                                       ---------   ----------   ----------   ----------
   Reinvested dividends ............................   $  38,979      151,960      166,581      335,495
   Mortality and expense risk charges (note 2) .....      (7,163)    (130,146)    (328,241)    (148,984)
                                                       ---------   ----------   ----------   ----------
      Net investment income (loss) .................      31,816       21,814     (161,660)     186,511
                                                       ---------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........      86,441    3,356,711    5,129,696    2,413,682
   Cost of mutual fund shares sold .................    (129,283)  (4,090,309)  (5,414,486)  (2,965,941)
                                                       ---------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........     (42,842)    (733,598)    (284,790)    (552,259)
   Change in unrealized gain (loss)
      on investments ...............................      (7,025)  (1,376,424)  (7,001,988)    (778,339)
                                                       ---------   ----------   ----------   ----------
      Net gain (loss) on investments ...............     (49,867)  (2,110,022)  (7,286,778)  (1,330,598)
                                                       ---------   ----------   ----------   ----------
   Reinvested capital gains ........................          --       33,265           --           --
                                                       ---------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (18,051)  (2,054,943)  (7,448,438)  (1,144,087)
                                                       =========   ==========   ==========   ==========

Investment activity:                                   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                                                       --------   ----------   -----------   ---------
   Reinvested dividends ............................      7,311      47,165            --        3,441
   Mortality and expense risk charges (note 2) .....       (744)    (49,268)       (8,797)      (4,363)
                                                       --------    --------      --------     --------
      Net investment income (loss) .................      6,567      (2,103)       (8,797)        (922)
                                                       --------    --------      --------     --------

   Proceeds from mutual fund shares sold ...........     21,265     702,874       321,418      135,804
   Cost of mutual fund shares sold .................    (41,722)   (826,246)     (547,377)    (143,187)
                                                       --------    --------      --------     --------
      Realized gain (loss) on investments ..........    (20,457)   (123,372)     (225,959)      (7,383)
   Change in unrealized gain (loss)
      on investments ...............................     14,918    (503,328)      (64,115)     (37,279)
                                                       --------    --------      --------     --------
      Net gain (loss) on investments ...............     (5,539)   (626,700)     (290,074)     (44,662)
                                                       --------    --------      --------     --------
   Reinvested capital gains ........................         --      58,850            --        3,138
                                                       --------    --------      --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      1,028    (569,953)     (298,871)     (42,446)
                                                       ========    ========      ========     ========

Investment activity:                                    GartBond    GartGvtBd   GartGrow   GVITJPBal
                                                       ---------   ----------   --------   ---------
   Reinvested dividends ............................   $ 123,585      191,451         --      1,653
   Mortality and expense risk charges (note 2) .....     (28,787)     (52,110)   (14,950)      (995)
                                                       ---------   ----------   --------    -------
      Net investment income (loss) .................      94,798      139,341    (14,950)       658
                                                       ---------   ----------   --------    -------

   Proceeds from mutual fund shares sold ...........     850,351    1,515,993    229,204     53,070
   Cost of mutual fund shares sold .................    (815,731)  (1,481,120)  (650,478)   (56,151)
                                                       ---------   ----------   --------    -------
      Realized gain (loss) on investments ..........      34,620       34,873   (421,274)    (3,081)
   Change in unrealized gain (loss)
      on investments ...............................      46,659       94,438     29,722    (10,106)
                                                       ---------   ----------   --------    -------
      Net gain (loss) on investments ...............      81,279      129,311   (391,552)   (13,187)
                                                       ---------   ----------   --------    -------
   Reinvested capital gains ........................          --      122,950         --         --
                                                       ---------   ----------   --------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 176,077      391,602   (406,502)   (12,529)
                                                       =========   ==========   ========    =======

Investment activity:                                   GartIDAgg   GartIDCon   GartIDMod   GartIDModAgg
                                                       ---------   ---------   ---------   ------------
   Reinvested dividends ............................       358       11,777       7,798         1,036
   Mortality and expense risk charges (note 2) .....      (399)      (3,607)     (3,592)         (673)
                                                        ------     --------     -------       -------
      Net investment income (loss) .................       (41)       8,170       4,206           363
                                                        ------     --------     -------       -------

   Proceeds from mutual fund shares sold ...........     3,158      229,092      82,308        10,354
   Cost of mutual fund shares sold .................    (3,193)    (238,314)    (83,403)      (10,202)
                                                        ------     --------     -------       -------
      Realized gain (loss) on investments ..........       (35)      (9,222)     (1,095)          152
   Change in unrealized gain (loss)
      on investments ...............................       287       (6,737)    (39,326)       (7,739)
                                                        ------     --------     -------       -------
      Net gain (loss) on investments ...............       252      (15,959)    (40,421)       (7,587)
                                                        ------     --------     -------       -------
   Reinvested capital gains ........................        --           --          --            --
                                                        ------     --------     -------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       211       (7,789)    (36,215)       (7,224)
                                                        ======     ========     =======       =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GartIDModCon   GartLgCpVal    GartMyMkt    GartMyMktS
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends ............................     $    995         4,870         165,610        61,512
   Mortality and expense risk charges (note 2) .....         (384)       (7,391)       (193,677)      (72,284)
                                                         --------      --------     -----------   -----------
      Net investment income (loss) .................          611        (2,521)        (28,067)      (10,772)
                                                         --------      --------     -----------   -----------

   Proceeds from mutual fund shares sold ...........       20,850       274,526      11,879,659    80,476,406
   Cost of mutual fund shares sold .................      (21,689)     (328,183)    (11,879,659)  (80,476,406)
                                                         --------      --------     -----------   -----------
      Realized gain (loss) on investments ..........         (839)      (53,657)             --            --
   Change in unrealized gain (loss)
      on investments ...............................           86       (50,007)             --            --
                                                         --------      --------     -----------   -----------
      Net gain (loss) on investments ...............         (753)     (103,664)             --            --
                                                         --------      --------     -----------   -----------
   Reinvested capital gains ........................           --            --              --            --
                                                         --------      --------     -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $   (142)     (106,185)        (28,067)      (10,772)
                                                         ========      ========     ===========   ===========

Investment activity:                                   GartTotRt    GartValOpp    InvDynam    InvSmCoGr
                                                       ----------   ----------   ----------   ---------
   Reinvested dividends ............................       42,496        150             --         --
   Mortality and expense risk charges (note 2) .....      (68,483)      (320)       (72,736)    (4,116)
                                                       ----------     ------     ----------   --------
      Net investment income (loss) .................      (25,987)      (170)       (72,736)    (4,116)
                                                       ----------     ------     ----------   --------

   Proceeds from mutual fund shares sold ...........      846,729      9,608      1,708,730    442,293
   Cost of mutual fund shares sold .................   (1,613,736)    (9,858)    (3,854,592)  (591,836)
                                                       ----------     ------     ----------   --------
      Realized gain (loss) on investments ..........     (767,007)      (250)    (2,145,862)  (149,543)
   Change in unrealized gain (loss)
      on investments ...............................     (271,197)    (6,005)      (305,228)    10,388
                                                       ----------     ------     ----------   --------
      Net gain (loss) on investments ...............   (1,038,204)    (6,255)    (2,451,090)  (139,155)
                                                       ----------     ------     ----------   --------
   Reinvested capital gains ........................           --         --             --         --
                                                       ----------     ------     ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (1,064,191)    (6,425)    (2,523,826)  (143,271)
                                                       ==========     ======     ==========   ========

Investment activity:                                   InvTotRet    JanBal      JanIntl      JanWorld
                                                       ---------   --------   -----------   ----------
   Reinvested dividends ............................   $  5,341      12,460           180        3,836
   Mortality and expense risk charges (note 2) .....     (4,322)     (6,378)       (1,273)     (12,108)
                                                       --------    --------   -----------   ----------
      Net investment income (loss) .................      1,019       6,082        (1,093)      (8,272)
                                                       --------    --------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     10,546     143,813    13,352,191    2,303,215
   Cost of mutual fund shares sold .................    (12,973)   (161,509)  (13,193,691)  (2,722,621)
                                                       --------    --------   -----------   ----------
      Realized gain (loss) on investments ..........     (2,427)    (17,696)      158,500     (419,406)
   Change in unrealized gain (loss)
      on investments ...............................    (62,044)    (39,379)        1,532      108,304
                                                       --------    --------   -----------   ----------
      Net gain (loss) on investments ...............    (64,471)    (57,075)      160,032     (311,102)
                                                       --------    --------   -----------   ----------
   Reinvested capital gains ........................     11,624          --            --           --
                                                       --------    --------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(51,828)    (50,993)      158,939     (319,374)
                                                       ========    ========   ===========   ==========

Investment activity:                                    JanFund       Jan20Fd    JanWrldwde    LazSmCap
                                                       ----------   ----------   ----------   ----------
   Reinvested dividends ............................           --      151,355       90,159           --
   Mortality and expense risk charges (note 2) .....     (155,815)    (318,891)    (160,831)     (26,524)
                                                       ----------   ----------   ----------   ----------
      Net investment income (loss) .................     (155,815)    (167,536)     (70,672)     (26,524)
                                                       ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ...........    2,749,423    4,157,080    2,773,461    1,877,635
   Cost of mutual fund shares sold .................   (5,217,593)  (6,613,780)  (3,589,202)  (2,108,989)
                                                       ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ..........   (2,468,170)  (2,456,700)    (815,741)    (231,354)
   Change in unrealized gain (loss)
      on investments ...............................   (1,503,205)  (4,920,444)  (3,072,857)    (315,413)
                                                       ----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............   (3,971,375)  (7,377,144)  (3,888,598)    (546,767)
                                                       ----------   ----------   ----------   ----------
   Reinvested capital gains ........................           --           --           --       67,143
                                                       ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (4,127,190)  (7,544,680)  (3,959,270)    (506,148)
                                                       ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   MFSStratIncA    NWBdIx     NWIntlndx   NWLgCapGr
                                                       ------------   --------   ----------   ---------
   Reinvested dividends ............................     $  25,556       2,421           49         --
   Mortality and expense risk charges (note 2) .....        (5,037)       (646)        (356)    (2,480)
                                                         ---------    --------   ----------    -------
      Net investment income (loss) .................        20,519       1,775         (307)    (2,480)
                                                         ---------    --------   ----------    -------

   Proceeds from mutual fund shares sold ...........       211,948     164,485    4,383,737     58,592
   Cost of mutual fund shares sold .................      (220,099)   (163,349)  (4,323,559)   (90,206)
                                                         ---------    --------   ----------    -------
      Realized gain (loss) on investments ..........        (8,151)      1,136       60,178    (31,614)
   Change in unrealized gain (loss)
      on investments ...............................        12,183       1,490          137    (25,478)
                                                         ---------    --------   ----------    -------
      Net gain (loss) on investments ...............         4,032       2,626       60,315    (57,092)
                                                         ---------    --------   ----------    -------
   Reinvested capital gains ........................            --         113           --         --
                                                         ---------    --------   ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $  24,551       4,514       60,008    (59,572)
                                                         =========    ========   ==========    =======

Investment activity:                                   NWMdCpMkt   NWSP500Indx    NWSmCap    NWSmCapIx
                                                       ---------   -----------   --------    ---------
   Reinvested dividends ............................        599        21,854          --         404
   Mortality and expense risk charges (note 2) .....     (1,517)      (26,462)     (8,674)       (274)
                                                       --------    ----------    --------    --------
      Net investment income (loss) .................       (918)       (4,608)     (8,674)        130
                                                       --------    ----------    --------    --------

   Proceeds from mutual fund shares sold ...........    274,096       907,298     503,747     171,713
   Cost of mutual fund shares sold .................   (289,833)   (1,326,886)   (580,500)   (176,411)
                                                       --------    ----------    --------    --------
      Realized gain (loss) on investments ..........    (15,737)     (419,588)    (76,753)     (4,698)
   Change in unrealized gain (loss)
      on investments ...............................       (497)     (202,234)    (93,383)     (1,261)
                                                       --------    ----------    --------    --------
      Net gain (loss) on investments ...............    (16,234)     (621,822)   (170,136)     (5,959)
                                                       --------    ----------    --------    --------
   Reinvested capital gains ........................         --            --          --          --
                                                       --------    ----------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (17,152)     (626,430)   (178,810)     (5,829)
                                                       ========    ==========    ========    ========

Investment activity:                                    NBEFGuard     NBEFPart      NBETGen    NBETGuard
                                                       -----------   ----------   ----------   ---------
   Reinvested dividends ............................   $    34,253        7,580           --      2,195
   Mortality and expense risk charges (note 2) .....       (53,190)     (67,432)     (74,976)    (3,355)
                                                       -----------   ----------   ----------    -------
      Net investment income (loss) .................       (18,937)     (59,852)     (74,976)    (1,160)
                                                       -----------   ----------   ----------    -------

   Proceeds from mutual fund shares sold ...........       953,538    1,116,307    2,067,420     41,853
   Cost of mutual fund shares sold .................    (1,754,677)  (1,781,710)  (1,778,554)   (53,224)
                                                       -----------   ----------   ----------    -------
      Realized gain (loss) on investments ..........      (801,139)    (665,403)     288,866    (11,371)
   Change in unrealized gain (loss)
      on investments ...............................      (436,477)    (819,044)    (602,879)   (82,554)
                                                       -----------   ----------   ----------    -------
      Net gain (loss) on investments ...............    (1,237,616)  (1,484,447)    (314,013)   (93,925)
                                                       -----------   ----------   ----------    -------
   Reinvested capital gains ........................            --           --       22,964         --
                                                       -----------   ----------   ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,256,553)  (1,544,299)    (366,025)   (95,085)
                                                       ===========   ==========   ==========    =======

Investment activity:                                    NBETPart    NBLtdMat   OppCapApA    OppGlob
                                                       ----------   --------   ---------   ----------
   Reinvested dividends ............................           --     58,665         --            --
   Mortality and expense risk charges (note 2) .....       (1,738)   (17,289)    (5,160)     (166,307)
                                                       ----------   --------   --------    ----------
      Net investment income (loss) .................       (1,738)    41,376     (5,160)     (166,307)
                                                       ----------   --------   --------    ----------

   Proceeds from mutual fund shares sold ...........    1,812,152    541,479    105,017     7,545,333
   Cost of mutual fund shares sold .................   (1,828,258)  (532,469)  (156,896)   (9,191,524)
                                                       ----------   --------   --------    ----------
      Realized gain (loss) on investments ..........      (16,106)     9,010    (51,879)   (1,646,191)
   Change in unrealized gain (loss)
      on investments ...............................      (28,867)    (2,627)   (97,520)   (1,692,420)
                                                       ----------   --------   --------    ----------
      Net gain (loss) on investments ...............      (44,973)     6,383   (149,399)   (3,338,611)
                                                       ----------   --------   --------    ----------
   Reinvested capital gains ........................           --         --         --            --
                                                       ----------   --------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (46,711)    47,759   (154,559)   (3,504,918)
                                                       ==========   ========   ========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   OppStrInc   PhxBalFd   PimTotRet     StComStk
                                                       ---------   --------   ---------   ----------
   Reinvested dividends ............................     $4,130      21,206     36,653            --
   Mortality and expense risk charges (note 2) .....       (654)    (11,145)   (10,762)      (37,526)
                                                         ------    --------   --------    ----------
      Net investment income (loss) .................      3,476      10,061     25,891       (37,526)
                                                         ------    --------   --------    ----------

   Proceeds from mutual fund shares sold ...........        629     304,326    189,444       797,027
   Cost of mutual fund shares sold .................       (700)   (399,251)  (187,296)   (1,124,531)
                                                         ------    --------   --------    ----------
      Realized gain (loss) on investments ..........        (71)    (94,925)     2,148      (327,504)
   Change in unrealized gain (loss)
      on investments ...............................        666     (35,078)     4,497      (374,314)
                                                         ------    --------   --------    ----------
      Net gain (loss) on investments ...............        595    (130,003)     6,645      (701,818)
                                                         ------    --------   --------    ----------
   Reinvested capital gains ........................         --          --     50,695            --
                                                         ------    --------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     $4,071    (119,942)    83,231      (739,344)
                                                         ======    ========   ========    ==========

Investment activity:                                   StrMidCap   StrGrInc     StLCap      TemForFd
                                                       ---------   --------   ----------   -----------
   Reinvested dividends ............................         --          5            --        83,109
   Mortality and expense risk charges (note 2) .....       (470)      (615)      (32,950)      (68,336)
                                                        -------    -------    ----------   -----------
      Net investment income (loss) .................       (470)      (610)      (32,950)       14,773
                                                        -------    -------    ----------   -----------

   Proceeds from mutual fund shares sold ...........      8,554      9,277       825,469    31,474,143
   Cost of mutual fund shares sold .................    (12,930)   (13,174)   (1,835,106)  (31,457,890)
                                                        -------    -------    ----------   -----------
      Realized gain (loss) on investments ..........     (4,376)    (3,897)   (1,009,637)       16,253
   Change in unrealized gain (loss)
      on investments ...............................    (15,719)    (4,592)       65,399      (273,231)
                                                        -------    -------    ----------   -----------
      Net gain (loss) on investments ...............    (20,095)    (8,489)     (944,238)     (256,978)
                                                        -------    -------    ----------   -----------
   Reinvested capital gains ........................         --         --            --            --
                                                        -------    -------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (20,565)    (9,099)     (977,188)     (242,205)
                                                        =======    =======    ==========   ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                       Total                      ACGroI
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss) .........   $   (364,596)     (494,718)    (120,074)    (160,657)
   Realized gain (loss) on investments ..    (23,922,638)   (6,089,766)    (652,069)     (45,469)
   Change in unrealized gain (loss)
      on investments ....................    (38,720,455)  (53,035,461)  (2,201,236)  (2,748,088)
   Reinvested capital gains .............        378,518     1,636,743           --           --
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (62,629,171)  (57,983,202)  (2,973,379)  (2,954,214)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     47,270,054    59,873,401      568,402      774,461
   Transfers between funds ..............             --            --     (294,212)    (198,057)
   Redemptions (note 3) .................    (43,713,986)  (38,239,370)  (1,188,146)  (1,257,947)
   Annuity benefits .....................        (12,734)      (17,774)     (11,258)     (14,545)
   Annual contract maintenance charges
      (note 2) ..........................       (459,266)     (449,273)     (15,174)     (17,765)
   Contingent deferred sales charges
      (note 2) ..........................       (488,776)     (612,624)      (5,782)     (12,870)
   Adjustments to maintain reserves .....        383,982        37,627       (3,494)      38,375
                                            ------------   -----------   ----------   ----------
         Net equity transactions ........      2,979,274    20,591,987     (949,664)    (688,348)
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity ...    (59,649,897)  (37,391,215)  (3,923,043)  (3,642,562)
Contract owners' equity beginning
   of period ............................    321,523,190   358,914,405   11,494,897   15,137,459
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period ...   $261,873,293   321,523,190    7,571,854   11,494,897
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     18,935,656    15,152,732      195,078      186,168
                                            ------------   -----------   ----------   ----------
   Units purchased ......................     20,025,977     5,939,920       12,430       14,726
   Units redeemed .......................    (19,882,957)   (2,156,996)      (5,215)      (5,816)
                                            ------------   -----------   ----------   ----------
   Ending units .........................     19,078,676    18,935,656      202,293      195,078
                                            ============   ===========   ==========   ==========

                                                  ACIncGroA                ACIncGroI
                                            ---------------------   -----------------------
Investment activity:                          2002        2001         2002         2001
                                            ---------   ---------   ----------   ----------
   Net investment income (loss) .........        (111)     (1,329)         814      (21,366)
   Realized gain (loss) on investments ..    (246,231)    (15,974)    (324,190)      99,124
   Change in unrealized gain (loss)
      on investments ....................     (62,812)    (53,911)  (1,365,646)  (1,014,164)
   Reinvested capital gains .............          --          --           --           --
                                            ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (309,154)    (71,214)  (1,689,022)    (936,406)
                                            ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     566,009     718,534      830,448      964,731
   Transfers between funds ..............     (71,995)     24,365     (771,976)    (329,681)
   Redemptions (note 3) .................     (79,336)    (75,976)    (948,147)    (860,538)
   Annuity benefits .....................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ..........................          --          --      (14,091)     (13,070)
   Contingent deferred sales charges
      (note 2) ..........................        (649)     (2,950)     (10,637)     (13,615)
   Adjustments to maintain reserves .....         (74)        (21)        (191)        (250)
                                            ---------   ---------   ----------   ----------
         Net equity transactions ........     413,955     663,952     (914,594)    (252,423)
                                            ---------   ---------   ----------   ----------

Net change in contract owners' equity ...     104,801     592,738   (2,603,616)  (1,188,829)
Contract owners' equity beginning
   of period ............................   1,192,782     600,044    8,595,869    9,784,698
                                            ---------   ---------   ----------   ----------
Contract owners' equity end of period ...   1,297,583   1,192,782    5,992,253    8,595,869
                                            =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     147,837      67,190      524,128      539,510
                                            ---------   ---------   ----------   ----------
   Units purchased ......................      66,195      88,130       60,657       65,811
   Units redeemed .......................     (11,532)     (7,483)    (125,639)     (81,193)
                                            ---------   ---------   ----------   ----------
   Ending units .........................     202,500     147,837      459,146      524,128
                                            =========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 ACIntlGrA             ACIntlGrI
                                            ------------------   ----------------------
Investment activity:                          2002       2001       2002        2001
                                            --------   -------   ---------   ----------
   Net investment income (loss) .........   $ (1,475)   (1,279)    (11,032)     (23,551)
   Realized gain (loss) on investments ..    (40,319)   (3,466)   (808,290)  (1,010,119)
   Change in unrealized gain (loss)
      on investments ....................     56,764   (39,551)    413,978      187,997
   Reinvested capital gains .............         --        --          --           --
                                            --------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     14,970   (44,296)   (405,344)    (845,673)
                                            --------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    101,012    89,458     247,284      515,855
   Transfers between funds ..............    (28,629)    9,666    (274,190)    (364,435)
   Redemptions (note 3) .................    (21,618)   (2,955)   (215,745)    (148,993)
   Annuity benefits .....................         --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................         --        --      (4,058)      (4,050)
   Contingent deferred sales charges
      (note 2) ..........................       (175)     (139)     (2,633)      (2,934)
   Adjustments to maintain reserves .....         (8)     (118)     (2,095)         (83)
                                            --------   -------   ---------   ----------
         Net equity transactions ........     50,582    95,912    (251,437)      (4,640)
                                            --------   -------   ---------   ----------

Net change in contract owners' equity ...     65,552    51,616    (656,781)    (850,313)
Contract owners' equity beginning
   of period ............................    173,065   121,449   2,242,474    3,092,787
                                            --------   -------   ---------   ----------
Contract owners' equity end of period ...   $238,617   173,065   1,585,693    2,242,474
                                            ========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ......................     27,565    13,960     123,761      123,326
                                            --------   -------   ---------   ----------
   Units purchased ......................     26,904    13,999      14,228          652
   Units redeemed .......................     (6,709)     (394)    (28,189)        (217)
                                            --------   -------   ---------   ----------
   Ending units .........................     47,760    27,565     109,800      123,761
                                            ========   =======   =========   ==========


                                                   ACSTGvtI                 ACUltraI
                                            ----------------------   -----------------------
Investment activity:                           2002        2001         2002         2001
                                            ---------   ----------   ----------   ----------
   Net investment income (loss) .........      61,964       74,277     (196,634)    (310,866)
   Realized gain (loss) on investments ..      44,554          106     (493,633)    (464,150)
   Change in unrealized gain (loss)
      on investments ....................      10,831       38,413   (4,618,288)  (3,747,573)
   Reinvested capital gains .............          --           --           --           --
                                            ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     117,349      112,796   (5,308,555)  (4,522,589)
                                            ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     583,354      491,533    1,800,441    3,381,412
   Transfers between funds ..............   1,508,199      396,006   (1,532,374)  (1,614,363)
   Redemptions (note 3) .................    (499,347)  (1,241,947)  (1,986,037)  (2,264,355)
   Annuity benefits .....................          --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................      (2,826)      (1,951)     (29,798)     (30,639)
   Contingent deferred sales charges
      (note 2) ..........................      (4,981)     (32,840)     (31,411)     (44,532)
   Adjustments to maintain reserves .....      14,673         (329)      10,389         (824)
                                            ---------   ----------   ----------   ----------
         Net equity transactions ........   1,599,072     (389,528)  (1,768,790)    (573,301)
                                            ---------   ----------   ----------   ----------

Net change in contract owners' equity ...   1,716,421     (276,732)  (7,077,345)  (5,095,890)
Contract owners' equity beginning
   of period ............................   2,321,712    2,598,444   22,547,668   27,643,558
                                            ---------   ----------   ----------   ----------
Contract owners' equity end of period ...   4,038,133    2,321,712   15,470,323   22,547,668
                                            =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     111,419      110,314    1,276,469    1,260,446
                                            ---------   ----------   ----------   ----------
   Units purchased ......................     117,405        1,749       75,333       24,583
   Units redeemed .......................     (18,971)        (644)    (147,215)      (8,560)
                                            ---------   ----------   ----------   ----------
   Ending units .........................     209,853      111,419    1,204,587    1,276,469
                                            =========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSEmGro              CSGIFixI
                                            ------------------------   -----------------
Investment activity:                            2002         2001       2002      2001
                                            -----------   ----------   -------   -------
   Net investment income (loss) .........   $   (41,075)     (59,678)   32,776     5,324
   Realized gain (loss) on investments ..      (589,776)    (337,281)       32    (1,757)
   Change in unrealized gain (loss)
      on investments ....................      (604,838)  (1,176,984)    2,994      (397)
   Reinvested capital gains .............            --          423        --        --
                                            -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,235,689)  (1,573,520)   35,802     3,170
                                            -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       275,281      472,329    38,907    24,421
   Transfers between funds ..............      (393,721)    (175,733)  409,823     1,197
   Redemptions (note 3) .................      (441,860)    (576,434)  (49,424)   (7,079)
   Annuity benefits .....................            --           --        --        --
   Annual contract maintenance charges
      (note 2) ..........................        (5,791)      (6,303)     (823)     (337)
   Contingent deferred sales charges
      (note 2) ..........................        (3,487)      (8,610)     (864)      (81)
   Adjustments to maintain reserves .....           (61)        (260)        8       145
                                            -----------   ----------   -------   -------
         Net equity transactions ........      (569,639)    (295,011)  397,627    18,266
                                            -----------   ----------   -------   -------

Net change in contract owners' equity ...    (1,805,328)  (1,868,531)  433,429    21,436
Contract owners' equity beginning
   of period ............................     4,224,002    6,092,533   189,598   168,162
                                            -----------   ----------   -------   -------
Contract owners' equity end of period ...   $ 2,418,674    4,224,002   623,027   189,598
                                            ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................       317,127      339,410    16,666    15,051
                                            -----------   ----------   -------   -------
   Units purchased ......................        26,379       37,611    37,019     1,965
   Units redeemed .......................       (80,070)     (59,894)   (3,341)     (350)
                                            -----------   ----------   -------   -------
   Ending units .........................       263,436      317,127    50,344    16,666
                                            ===========   ==========   =======   =======

                                                  DeHYBd               DryABonds
                                            -------------------   ---------------------
Investment activity:                          2002       2001        2002       2001
                                            --------   --------   ---------   ---------
   Net investment income (loss) .........     34,960     55,955     101,107     129,457
   Realized gain (loss) on investments ..   (258,204)  (215,798)    (18,932)    (23,440)
   Change in unrealized gain (loss)
      on investments ....................    211,921    123,400      96,495     (34,775)
   Reinvested capital gains .............         --         --          --          --
                                            --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (11,323)   (36,443)    178,670      71,242
                                            --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     13,747     35,967     328,188     371,452
   Transfers between funds ..............    (97,655)  (166,765)    485,859     604,465
   Redemptions (note 3) .................    (24,208)   (61,641)   (449,709)   (368,840)
   Annuity benefits .....................         --         --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (391)      (425)     (3,602)     (2,552)
   Contingent deferred sales charges
      (note 2) ..........................        (39)      (855)     (3,417)     (6,019)
   Adjustments to maintain reserves .....       (782)    (6,030)     13,722          (3)
                                            --------   --------   ---------   ---------
         Net equity transactions ........   (109,328)  (199,749)    371,041     598,503
                                            --------   --------   ---------   ---------

Net change in contract owners' equity ...   (120,651)  (236,192)    549,711     669,745
Contract owners' equity beginning
   of period ............................    403,602    639,794   2,740,366   2,070,621
                                            --------   --------   ---------   ---------
Contract owners' equity end of period ...    282,951    403,602   3,290,077   2,740,366
                                            ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     39,799     57,457     202,272     157,768
                                            --------   --------   ---------   ---------
   Units purchased ......................      1,484      3,300      34,977      56,711
   Units redeemed .......................    (13,152)   (20,958)     (9,180)    (12,207)
                                            --------   --------   ---------   ---------
   Ending units .........................     28,131     39,799     228,069     202,272
                                            ========   ========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     DryApp                 DryBal
                                            ----------------------   ---------------------
Investment activity:                           2002        2001        2002        2001
                                            ----------   ---------   ---------   ---------
   Net investment income (loss) .........   $  (14,868)    (13,266)     13,019      16,756
   Realized gain (loss) on investments ..     (481,924)    (77,847)    (81,870)    (43,903)
   Change in unrealized gain (loss)
      on investments ....................     (281,628)   (295,177)   (209,671)    (58,485)
   Reinvested capital gains .............        1,515          --          --          --
                                            ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (776,905)   (386,290)   (278,522)    (85,632)
                                            ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      833,966   1,062,633     217,519     569,886
   Transfers between funds ..............       21,093      13,348     (41,701)    306,475
   Redemptions (note 3) .................     (342,460)   (221,947)   (144,727)   (367,126)
   Annuity benefits .....................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (4,344)     (3,888)     (1,944)     (1,441)
   Contingent deferred sales charges
      (note 2) ..........................       (4,673)     (3,623)       (765)     (3,492)
   Adjustments to maintain reserves .....       12,600       1,406        (147)        663
                                            ----------   ---------   ---------   ---------
         Net equity transactions ........      516,182     847,929      28,235     504,965
                                            ----------   ---------   ---------   ---------

Net change in contract owners' equity ...     (260,723)    461,639    (250,287)    419,333
Contract owners' equity beginning
   of period ............................    3,342,324   2,880,685   1,544,993   1,125,660
                                            ----------   ---------   ---------   ---------
Contract owners' equity end of period ...   $3,081,601   3,342,324   1,294,706   1,544,993
                                            ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      310,248     225,503     150,473     101,028
                                            ----------   ---------   ---------   ---------
   Units purchased ......................       45,583      99,236         816      64,043
   Units redeemed .......................      (10,137)    (14,491)       (258)    (14,598)
                                            ----------   ---------   ---------   ---------
   Ending units .........................      345,694     310,248     151,031     150,473
                                            ==========   =========   =========   =========

                                                DryELead             Dry3dCen
                                            ----------------   ---------------------
Investment activity:                          2002     2001      2002        2001
                                            -------   ------   ---------   ---------
   Net investment income (loss) .........      (754)    (869)    (16,977)    (26,143)
   Realized gain (loss) on investments ..    (1,486)    (192)   (418,597)    (69,992)
   Change in unrealized gain (loss)
      on investments ....................   (13,214)  (9,107)    (69,490)   (529,639)
   Reinvested capital gains .............        --    1,792          --      15,395
                                            -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (15,454)  (8,376)   (505,064)   (610,379)
                                            -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       436    5,016     151,914     411,684
   Transfers between funds ..............    (5,409)   3,643    (392,823)   (224,512)
   Redemptions (note 3) .................      (706)  (1,347)   (139,303)   (132,290)
   Annuity benefits .....................        --       --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        --       --      (2,740)     (2,985)
   Contingent deferred sales charges
      (note 2) ..........................        --       --      (1,695)     (1,525)
   Adjustments to maintain reserves .....        (4)     (10)        (48)       (103)
                                            -------   ------   ---------   ---------
         Net equity transactions ........    (5,683)   7,302    (384,695)     50,269
                                            -------   ------   ---------   ---------

Net change in contract owners' equity ...   (21,137)  (1,074)   (889,759)   (560,110)
Contract owners' equity beginning
   of period ............................    75,922   76,996   1,894,876   2,454,986
                                            -------   ------   ---------   ---------
Contract owners' equity end of period ...    54,785   75,922   1,005,117   1,894,876
                                            =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     8,292    7,486     128,466     117,698
                                            -------   ------   ---------   ---------
   Units purchased ......................        54      915      17,402      15,767
   Units redeemed .......................      (761)    (109)    (60,956)     (4,999)
                                            -------   ------   ---------   ---------
   Ending units .........................     7,585    8,292      84,912     128,466
                                            =======   ======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      Dry500Ix                 EvInc                FedEqInc          FedHiYld
                                            ------------------------   --------------------   ----------------   ------------------
Investment activity:                            2002         2001        2002        2001       2002     2001      2002       2001
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Net investment income (loss) .........   $   (51,965)     (91,159)     7,343      20,198       147       79    63,982     58,079
   Realized gain (loss) on investments ..      (687,138)     206,247    (45,137)    (33,951)   (9,622)    (138) (142,772)   (73,759)
   Change in unrealized gain (loss)
      on investments ....................    (4,131,211)  (3,417,586)   (83,680)    (67,625)    2,529   (3,332)   67,220    (12,048)
   Reinvested capital gains .............            --           --         --       2,100        --       --        --         --
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (4,870,314)  (3,302,498)  (121,474)    (79,278)   (6,946)  (3,391)  (11,570)   (27,728)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,229,748    2,943,398     72,578      70,358    47,939   34,588   205,858    122,494
   Transfers between funds ..............    (1,319,364)     247,160     69,904     (15,034)    2,728       --   350,525     64,480
   Redemptions (note 3) .................    (2,231,437)  (1,794,107)  (146,338)   (677,768)  (15,148)    (205)  (99,856)  (155,720)
   Annuity benefits .....................            --           --         --          --        --       --        --         --
   Annual contract maintenance charges
      (note 2) ..........................       (40,063)     (39,614)    (1,510)     (1,465)       --       --      (908)      (679)
   Contingent deferred sales charges
      (note 2) ..........................       (23,407)     (29,742)      (491)    (13,384)       --       --    (1,693)    (4,158)
   Adjustments to maintain reserves .....          (382)        (546)        16        (404)       (2)     (18)      (55)       (52)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
         Net equity transactions ........    (1,384,905)   1,326,549     (5,841)   (637,697)   35,517   34,365   453,871     26,365
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------

Net change in contract owners' equity ...    (6,255,219)  (1,975,949)  (127,315)   (716,975)   28,571   30,974   442,301     (1,363)
Contract owners' equity beginning
   of period ............................    20,949,076   22,925,025    723,477   1,440,452    30,974       --   507,293    508,656
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
Contract owners' equity end of period ...   $14,693,857   20,949,076    596,162     723,477    59,545   30,974   949,594    507,293
                                            ===========   ==========   ========   =========   =======   ======   =======   ========

CHANGES IN UNITS:
   Beginning units ......................       789,038      746,794     37,440      69,614     4,072       --    58,130     56,360
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Units purchased ......................       110,364       57,449     65,440       3,637     7,076    4,096    59,650      2,574
   Units redeemed .......................      (175,751)     (15,205)   (67,211)    (35,811)   (1,324)     (24)   (7,878)      (804)
                                            -----------   ----------   --------   ---------   -------   ------   -------   --------
   Ending units .........................       723,651      789,038     35,669      37,440     9,824    4,072   109,902     58,130
                                            ===========   ==========   ========   =========   =======   ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FedIntInc              FedBdFd               FidABalA              FidABalT
                                            -----------------   ---------------------   -----------------   ---------------------
Investment activity:                          2002      2001       2002        2001       2002      2001       2002        2001
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Net investment income (loss) .........   $  5,553    2,148     119,597     116,498    10,899     9,228      11,511      14,491
   Realized gain (loss) on investments ..          5        5     (27,034)    (14,075)  (37,228)  (15,814)    (58,819)    (49,987)
   Change in unrealized gain (loss)
      on investments ....................      5,908     (343)     25,879      (7,955)  (51,658)   (8,285)    (82,636)     (1,848)
   Reinvested capital gains .............         --       --          --          --        --        --          --          --
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     11,466    1,810     118,442      94,468   (77,987)  (14,871)   (129,944)    (37,344)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,791   87,045     246,680     429,018   225,060   478,564     154,784     242,903
   Transfers between funds ..............      3,059    3,621     289,071     366,571   (79,429)     (376)    (10,957)    (32,623)
   Redemptions (note 3) .................         --       --    (293,930)   (388,989)  (51,284)  (70,655)   (148,374)   (112,779)
   Annuity benefits .....................         --       --          --          --        --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --      (2,083)     (1,380)       --        --      (2,173)     (2,071)
   Contingent deferred sales charges
      (note 2) ..........................         --       --      (3,999)     (4,362)     (555)   (2,775)       (771)     (1,567)
   Adjustments to maintain reserves .....         (4)      (2)       (636)       (390)      (32)      (36)        (20)        (25)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
         Net equity transactions ........     79,846   90,664     235,103     400,468    93,760   404,722      (7,511)     93,838
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------

Net change in contract owners' equity ...     91,312   92,474     353,545     494,936    15,773   389,851    (137,455)     56,494
Contract owners' equity beginning
   of period ............................     92,474       --   1,961,007   1,466,071   660,896   271,045   1,203,796   1,147,302
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
Contract owners' equity end of period ...   $183,786   92,474   2,314,552   1,961,007   676,669   660,896   1,066,341   1,203,796
                                            ========   ======   =========   =========   =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      8,388       --     164,544     129,295    71,335    28,453      86,449      79,760
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Units purchased ......................      7,123    8,388      26,813      46,824    13,279    48,424      38,092       9,194
   Units redeemed .......................         --       --      (7,014)    (11,575)   (3,568)   (5,542)    (39,211)     (2,505)
                                            --------   ------   ---------   ---------   -------   -------   ---------   ---------
   Ending units .........................     15,511    8,388     184,343     164,544    81,046    71,335      85,330      86,449
                                            ========   ======   =========   =========   =======   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidAEGroA              FidAEqIncA              FidAEqIncT            FidAGrOppA
                                            -------------------   ---------------------   ---------------------   -----------------
Investment activity:                           2002       2001       2002        2001        2002        2001       2002      2001
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Net investment income (loss) .........   $  (4,328)   (1,188)     (1,777)       (416)    (17,957)    (15,709)     (940)     (308)
   Realized gain (loss) on investments ..     (78,675)   (2,505)   (166,197)     (2,142)   (157,857)    (60,070)  (67,873)   (9,521)
   Change in unrealized gain (loss)
      on investments ....................     (70,832)   (7,009)   (162,432)    (33,857)   (354,218)    (85,400)     (759)  (22,757)
   Reinvested capital gains .............          --        --       2,100      16,306       4,161      71,379        --       141
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (153,835)  (10,702)   (328,306)    (20,109)   (525,871)    (89,800)  (69,572)  (32,445)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     270,271   370,895     786,013     865,036     300,874     337,131   136,176    86,499
   Transfers between funds ..............      61,099    11,174     283,953     186,540     553,882     503,030    (6,812)     (371)
   Redemptions (note 3) .................     (38,173)   (1,588)   (136,499)    (25,405)   (337,620)   (284,753)  (35,234)  (11,120)
   Annuity benefits .....................          --        --          --          --          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..........................          --        --          --          --      (4,654)     (3,815)       --        --
   Contingent deferred sales charges
      (note 2) ..........................        (178)       --      (1,267)       (176)     (2,753)     (3,682)      (53)     (513)
   Adjustments to maintain reserves .....         (21)      (10)        (65)        (26)        (61)        (42)      (22)      (14)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
         Net equity transactions ........     292,998   380,471     932,135   1,025,969     509,668     547,869    94,055    74,481
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------

Net change in contract owners' equity ...     139,163   369,769     603,829   1,005,860     (16,203)    458,069    24,483    42,036
Contract owners' equity beginning
   of period ............................     369,769        --   1,260,314     254,454   2,528,954   2,070,885   201,523   159,487
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
Contract owners' equity end of period ...   $ 508,932   369,769   1,864,143   1,260,314   2,512,751   2,528,954   226,006   201,523
                                            =========   =======   =========   =========   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      51,875        --     116,878      22,823     145,153     114,460    28,345    18,843
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Units purchased ......................      57,490    52,090     100,519      96,274      36,010      38,462    16,193    10,616
   Units redeemed .......................      (5,383)     (215)    (10,217)     (2,219)     (7,946)     (7,769)   (3,091)   (1,114)
                                            ---------   -------   ---------   ---------   ---------   ---------   -------   -------
   Ending units .........................     103,982    51,875     207,180     116,878     173,217     145,153    41,447    28,345
                                            =========   =======   =========   =========   =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidAGrOppT                FidAHiYldT
                                            ------------------------   ---------------------
Investment activity:                            2002         2001         2002        2001
                                            -----------   ----------   ---------   ---------
   Net investment income (loss) .........   $   (37,876)     (40,430)    161,035     189,812
   Realized gain (loss) on investments ..      (667,296)    (606,723)   (534,370)   (402,270)
   Change in unrealized gain (loss)
      on investments ....................      (512,932)    (455,278)    257,102     136,572
   Reinvested capital gains .............            --        6,000          --          --
                                            -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,218,104)  (1,096,431)   (116,233)    (75,886)
                                            -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       458,603      835,991     173,101     319,413
   Transfers between funds ..............      (373,605)    (585,602)    341,895    (165,582)
   Redemptions (note 3) .................      (486,370)    (623,920)   (327,836)   (353,989)
   Annuity benefits .....................            --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        (9,967)     (10,568)     (2,501)     (2,647)
   Contingent deferred sales charges
      (note 2) ..........................        (4,889)      (7,971)     (2,427)     (3,403)
   Adjustments to maintain reserves .....           (96)        (154)        157        (577)
                                            -----------   ----------   ---------   ---------
         Net equity transactions ........      (416,324)    (392,224)    182,389    (206,785)
                                            -----------   ----------   ---------   ---------

Net change in contract owners' equity ...    (1,634,428)  (1,488,655)     66,156    (282,671)
Contract owners' equity beginning
   of period ............................     5,347,102    6,835,757   2,238,779   2,521,450
                                            -----------   ----------   ---------   ---------
Contract owners' equity end of period ...   $ 3,712,674    5,347,102   2,304,935   2,238,779
                                            ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................       414,206      443,492     198,014     215,515
                                            -----------   ----------   ---------   ---------
   Units purchased ......................        44,031       65,544      34,674      27,928
   Units redeemed .......................       (82,567)     (94,830)     (9,710)    (45,429)
                                            -----------   ----------   ---------   ---------
   Ending units .........................       375,670      414,206     222,978     198,014
                                            ===========   ==========   =========   =========

                                                 FidAOvA               FidAsMgr
                                            -----------------   ----------------------
Investment activity:                          2002      2001       2002         2001
                                            --------   ------   ----------   ---------
   Net investment income (loss) .........       (814)    (104)      88,824     147,558
   Realized gain (loss) on investments ..     45,514      (50)    (379,881)   (145,721)
   Change in unrealized gain (loss)
      on investments ....................      1,451   (1,959)    (220,692)   (318,966)
   Reinvested capital gains .............         --       --           --          --
                                            --------   ------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     46,151   (2,113)    (511,749)   (317,129)
                                            --------   ------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    129,728   45,141      270,823     459,017
   Transfers between funds ..............   (191,661)      --     (224,808)    206,859
   Redemptions (note 3) .................     (1,681)    (327)    (714,496)   (909,429)
   Annuity benefits .....................         --       --           --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --       (5,911)     (5,640)
   Contingent deferred sales charges
      (note 2) ..........................         --       --       (5,487)    (14,626)
   Adjustments to maintain reserves .....         (4)      (1)         (54)        (93)
                                            --------   ------   ----------   ---------
         Net equity transactions ........    (63,618)  44,813     (679,933)   (263,912)
                                            --------   ------   ----------   ---------

Net change in contract owners' equity ...    (17,467)  42,700   (1,191,682)   (581,041)
Contract owners' equity beginning
   of period ............................     42,700       --    5,266,968   5,848,009
                                            --------   ------   ----------   ---------
Contract owners' equity end of period ...     25,233   42,700    4,075,286   5,266,968
                                            ========   ======   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      5,894       --      284,944     299,977
                                            --------   ------   ----------   ---------
   Units purchased ......................      3,043    5,936       17,015      41,100
   Units redeemed .......................     (4,535)     (42)     (59,013)    (56,133)
                                            --------   ------   ----------   ---------
   Ending units .........................      4,402    5,894      242,946     284,944
                                            ========   ======   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidCapInc               FidEqInc
                                            -------------------   -----------------------
Investment activity:                          2002       2001        2002         2001
                                            --------   --------   ----------   ----------
   Net investment income (loss) .........   $ 31,816     48,958       21,814       20,698
   Realized gain (loss) on investments ..    (42,842)   (20,310)    (733,598)     477,043
   Change in unrealized gain (loss)
      on investments ....................     (7,025)   (70,369)  (1,376,424)  (1,580,681)
   Reinvested capital gains .............         --         --       33,265      273,431
                                            --------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (18,051)   (41,721)  (2,054,943)    (809,509)
                                            --------   --------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --         --      544,583      697,414
   Transfers between funds ..............     (6,852)    (6,000)     (47,536)     364,133
   Redemptions (note 3) .................    (71,111)   (57,074)  (1,635,695)  (1,800,829)
   Annuity benefits .....................       (319)      (383)        (912)      (2,042)
   Annual contract maintenance charges
      (note 2) ..........................       (944)    (1,078)     (15,206)     (16,935)
   Contingent deferred sales charges
      (note 2) ..........................         --       (167)      (4,707)     (14,368)
   Adjustments to maintain reserves .....        (72)      (647)       1,575          304
                                            --------   --------   ----------   ----------
         Net equity transactions ........    (79,298)   (65,349)  (1,157,898)    (772,323)
                                            --------   --------   ----------   ----------

Net change in contract owners' equity ...    (97,349)  (107,070)  (3,212,841)  (1,581,832)
Contract owners' equity beginning
   of period ............................    635,501    742,571   11,515,959   13,097,791
                                            --------   --------   ----------   ----------
Contract owners' equity end of period ...   $538,152    635,501    8,303,118   11,515,959
                                            ========   ========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................     13,985     15,365      137,625      146,711
                                            --------   --------   ----------   ----------
   Units purchased ......................         --         --        7,787       13,047
   Units redeemed .......................     (1,931)    (1,380)     (24,069)     (22,133)
                                            --------   --------   ----------   ----------
   Ending units .........................     12,054     13,985      121,343      137,625
                                            ========   ========   ==========   ==========

                                                     FidMgln                  FidPurtn
                                            ------------------------   -----------------------
Investment activity:                            2002         2001         2002         2001
                                            -----------   ----------   ----------   ----------
   Net investment income (loss) .........      (161,660)    (298,617)     186,511      255,692
   Realized gain (loss) on investments ..      (284,790)   1,130,761     (552,259)    (108,743)
   Change in unrealized gain (loss)
      on investments ....................    (7,001,988)  (5,936,182)    (778,339)    (717,902)
   Reinvested capital gains .............            --      249,290           --      247,301
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (7,448,438)  (4,854,748)  (1,144,087)    (323,652)
                                            -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,593,150    2,732,473      567,574      701,443
   Transfers between funds ..............    (2,238,101)    (536,655)     (39,764)     267,014
   Redemptions (note 3) .................    (3,237,148)  (3,311,518)  (2,058,306)  (1,401,713)
   Annuity benefits .....................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..........................       (38,000)     (39,198)     (13,356)     (12,347)
   Contingent deferred sales charges
      (note 2) ..........................       (41,121)     (60,359)     (23,042)     (17,296)
   Adjustments to maintain reserves .....           587         (821)        (150)         (99)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    (3,960,633)  (1,216,078)  (1,567,044)    (462,998)
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...   (11,409,071)  (6,070,826)  (2,711,131)    (786,650)
Contract owners' equity beginning
   of period ............................    31,317,115   37,387,941   12,638,711   13,425,361
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...    19,908,044   31,317,115    9,927,580   12,638,711
                                            ===========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................     1,116,333    1,162,033      526,520      546,154
                                            -----------   ----------   ----------   ----------
   Units purchased ......................        71,585      111,924       26,511       43,888
   Units redeemed .......................      (246,020)    (157,624)     (97,999)     (63,522)
                                            -----------   ----------   ----------   ----------
   Ending units .........................       941,898    1,116,333      455,032      526,520
                                            ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FidVIPHI             FranMutSer             FranSmCapGr           FranBSInv
                                            ------------------   ---------------------   -------------------   -----------------
Investment activity:                          2002      2001       2002        2001        2002       2001      2002       2001
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Net investment income (loss) .........   $  6,567     8,938      (2,103)      2,385     (8,797)    (4,188)     (922)    1,542
   Realized gain (loss) on investments ..    (20,457)   (1,126)   (123,372)    (10,977)  (225,959)   (47,993)   (7,383)      371
   Change in unrealized gain (loss)
      on investments ....................     14,918   (18,301)   (503,328)   (159,615)   (64,115)   (56,764)  (37,279)    1,311
   Reinvested capital gains .............         --        --      58,850     189,188         --         --     3,138     6,481
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      1,028   (10,489)   (569,953)     20,981   (298,871)  (108,945)  (42,446)    9,705
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --        --   1,102,952   1,149,779    312,589    577,403   271,221    76,931
   Transfers between funds ..............         --      (909)    795,574   1,636,839     51,358    (19,893)   48,717   162,786
   Redemptions (note 3) .................    (20,496)       --    (439,527)   (103,376)   (51,739)   (35,831)  (31,973)   (4,908)
   Annuity benefits .....................         --        --          --          --         --         --        --        --
   Annual contract maintenance charges
      (note 2) ..........................        (24)      (38)     (3,356)     (1,951)        --         --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         --        --      (5,278)     (1,810)      (359)        --      (906)       --
   Adjustments to maintain reserves .....         (4)        4       5,003     (23,975)       (66)       (42)      (25)       (8)
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
         Net equity transactions ........    (20,524)     (943)  1,455,368   2,655,506    311,783    521,637   287,034   234,801
                                            --------   -------   ---------   ---------   --------   --------   -------   -------

Net change in contract owners' equity ...    (19,496)  (11,432)    885,415   2,676,487     12,912    412,692   244,588   244,506
Contract owners' equity beginning
   of period ............................     70,038    81,470   3,278,389     601,902    854,047    441,355   244,506        --
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
Contract owners' equity end of period ...   $ 50,542    70,038   4,163,804   3,278,389    866,959    854,047   489,094   244,506
                                            ========   =======   =========   =========   ========   ========   =======   =======
CHANGES IN UNITS:
   Beginning units ......................      4,118     4,173     261,828      48,764    127,318     51,710    19,653        --
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Units purchased ......................         --        --     141,314     220,685     65,479     82,263    24,740    20,047
   Units redeemed .......................     (1,207)      (55)    (22,362)     (7,621)    (7,248)    (6,655)   (2,061)     (394)
                                            --------   -------   ---------   ---------   --------   --------   -------   -------
   Ending units .........................      2,911     4,118     380,780     261,828    185,549    127,318    42,332    19,653
                                            ========   =======   =========   =========   ========   ========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GartBond                GartGvtBd
                                            ----------------------   ---------------------
Investment activity:                           2002        2001        2002        2001
                                            ----------   ---------   ---------   ---------
   Net investment income (loss) .........   $   94,798      67,788     139,341      56,892
   Realized gain (loss) on investments...       34,620     (28,261)     34,873      25,204
   Change in unrealized gain (loss)
      on investments ....................       46,659      69,172      94,438     (60,146)
   Reinvested capital gains .............           --          --     122,950      49,723
                                            ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      176,077     108,699     391,602      71,673
                                            ----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      245,651     347,762     747,152   1,206,018
   Transfers between funds ..............      466,139     805,427   4,035,288     919,944
   Redemptions (note 3) .................     (401,023)   (650,350)   (505,792)   (198,121)
   Annuity benefits .....................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................       (3,250)     (2,118)     (3,735)     (1,361)
   Contingent deferred sales charges
      (note 2) ..........................       (6,481)    (13,821)     (4,669)       (519)
   Adjustments to maintain reserves .....         (226)       (272)        340       3,575
                                            ----------   ---------   ---------   ---------
         Net equity transactions ........      300,810     486,628   4,268,584   1,929,536
                                            ----------   ---------   ---------   ---------
Net change in contract owners' equity ...      476,887     595,327   4,660,186   2,001,209
Contract owners' equity beginning
   of period ............................    2,071,143   1,475,816   2,497,847     496,638
                                            ----------   ---------   ---------   ---------
Contract owners' equity end of period ...   $2,548,030   2,071,143   7,158,033   2,497,847
                                            ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................       69,075      33,869     197,497      39,451
                                            ----------   ---------   ---------   ---------
   Units purchased ......................       13,374      47,901     340,178     171,519
   Units redeemed .......................       (3,543)    (12,695)    (29,696)    (13,473)
                                            ----------   ---------   ---------   ---------
   Ending units .........................       78,906      69,075     507,979     197,497
                                            ==========   =========   =========   =========

                                                  GartGrow              GVITJPBal
                                            ---------------------   ----------------
Investment activity:                          2002        2001       2002      2001
                                            ---------   ---------   -------   ------
   Net investment income (loss) .........     (14,950)    (19,480)      658      716
   Realized gain (loss) on investments...    (421,274)   (262,050)   (3,081)  (1,644)
   Change in unrealized gain (loss)
      on investments ....................      29,722    (260,542)  (10,106)   3,208
   Reinvested capital gains .............          --          --        --       --
                                            ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (406,502)   (542,072)  (12,529)   2,280
                                            ---------   ---------   -------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     172,329     319,329    18,290   31,238
   Transfers between funds ..............     (81,224)    (61,933)   13,061   45,139
   Redemptions (note 3) .................    (176,709)    (87,318)  (33,720)  (1,733)
   Annuity benefits .....................          --          --        --       --
   Annual contract maintenance charges
      (note 2) ..........................      (3,349)     (3,624)      (97)     (58)
   Contingent deferred sales charges
      (note 2) ..........................      (1,962)       (569)       --       (4)
   Adjustments to maintain reserves .....          90         (88)      (11)      16
                                            ---------   ---------   -------   ------
         Net equity transactions ........     (90,825)    165,797    (2,477)  74,598
                                            ---------   ---------   -------   ------
Net change in contract owners' equity ...    (497,327)   (376,275)  (15,006)  76,878
Contract owners' equity beginning
   of period ............................   1,449,709   1,825,984    81,047    4,169
                                            ---------   ---------   -------   ------
Contract owners' equity end of period ...     952,382   1,449,709    66,041   81,047
                                            =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ......................      36,571      26,856     8,363      396
                                            ---------   ---------   -------   ------
   Units purchased ......................       8,117      12,809     6,471   12,087
   Units redeemed .......................     (12,149)     (3,094)   (6,960)  (4,120)
                                            ---------   ---------   -------   ------
   Ending units .........................      32,539      36,571     7,874    8,363
                                            =========   =========   =======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GartIDAgg         GartIDCon         GartIDMod        GartIDModAgg
                                            ----------------   --------------   -----------------   ---------------
Investment activity:                         2002      2001     2002     2001    2002      2001      2002      2001
                                            -------   ------   -------   ----   -------   -------   -------   -----
   Net investment income (loss) .........   $   (41)      13     8,170      3     4,206     1,140       363      (1)
   Realized gain (loss) on investments ..       (35)      --    (9,222)    34    (1,095)       (8)      152     (96)
   Change in unrealized gain (loss)
      on investments ....................       287       30    (6,737)    --   (39,326)   (1,779)   (7,739)     18
   Reinvested capital gains .............        --       --        --     --        --        --        --      --
                                            -------   ------   -------    ---   -------   -------   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       211       43    (7,789)    37   (36,215)     (647)   (7,224)    (79)
                                            -------   ------   -------    ---   -------   -------   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    73,242   11,036   363,517    160   165,006   100,752   162,728   1,761
   Transfers between funds ..............        --       --   (23,488)    --   124,487    87,040         8      --
   Redemptions (note 3) .................        --       --    (7,537)    --    (7,164)       --      (827)     --
   Annuity benefits .....................        --       --        --     --        --        --        --      --
   Annual contract maintenance charges
      (note 2) ..........................        --       --        --     --        --        --        --      --
   Contingent deferred sales charges
      (note 2) ..........................        --       --        --     --        --        --        --      --
   Adjustments to maintain reserves .....       (12)      (1)       (9)    (1)      (15)       (3)      (12)     (3)
                                            -------   ------   -------    ---   -------   -------   -------   -----
         Net equity transactions ........    73,230   11,035   332,483    159   282,314   187,789   161,897   1,758
                                            -------   ------   -------    ---   -------   -------   -------   -----

Net change in contract owners' equity....    73,441   11,078   324,694    196   246,099   187,142   154,673   1,679
Contract owners' equity beginning
   of period ............................    11,078       --       196     --   187,142        --     1,679      --
                                            -------   ------   -------    ---   -------   -------   -------   -----

Contract owners' equity end of period ...   $84,519   11,078   324,890    196   433,241   187,142   156,352   1,679
                                            =======   ======   =======    ===   =======   =======   =======   =====
CHANGES IN UNITS:
   Beginning units ......................     1,341       --        19     --    20,377        --       195      --
                                            -------   ------   -------    ---   -------   -------   -------   -----
   Units purchased ......................    11,336    1,341    34,740     19    33,200    20,377    21,296     195
   Units redeemed .......................        --       --    (2,533)    --      (783)       --      (107)     --
                                            -------   ------   -------    ---   -------   -------   -------   -----
   Ending units .........................    12,677    1,341    32,226     19    52,794    20,377    21,384     195
                                            =======   ======   =======    ===   =======   =======   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                            GartIDModCon        GartLgCpVal              GartMyMkt               GartMyMktS
                                          ----------------   ------------------   -----------------------   ----------------------
Investment activity:                         2002     2001     2002       2001       2002         2001         2002        2001
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Net investment income (loss) .......   $    611      10     (2,521)     (876)     (28,067)     318,517      (10,772)     68,269
   Realized gain (loss) on
      investments .....................       (839)     --    (53,657)    3,641           --           --           --          --
   Change in unrealized gain (loss)
      on investments ..................         86      (6)   (50,007)  (51,304)          --           --           --          --
   Reinvested capital gains ...........         --      --         --    22,381           --           --           --          --
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (142)      4   (106,185)  (26,158)     (28,067)     318,517      (10,772)     68,269
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........    103,767   1,360     96,579    99,512    2,060,707    2,404,184    7,503,123   4,266,638
   Transfers between funds ............    (19,219)     --     51,402   402,485    4,935,918    2,800,458   (2,427,859)   (800,796)
   Redemptions (note 3) ...............     (1,290)     --    (57,624)  (17,527)  (7,492,203)  (4,282,401)  (1,792,738)   (505,779)
   Annuity benefits ...................         --      --         --        --         (245)        (250)          --          --
   Annual contract maintenance charges
      (note 2) ........................         --      --       (637)     (259)     (23,424)     (17,021)          --          --
   Contingent deferred sales charges
      (note 2) ........................         --      --       (499)     (187)    (115,962)     (51,871)      (9,355)     (1,882)
   Adjustments to maintain reserves ...         (5)     (1)       (48)      187      209,041          (68)        (152)        (68)
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
         Net equity transactions ......     83,253   1,359     89,173   484,211     (426,168)     853,031    3,273,019   2,958,113
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------

Net change in contract owners'
   equity .............................     83,111   1,363    (17,012)  458,053     (454,235)   1,171,548    3,262,247   3,026,382
Contract owners' equity beginning
   of period ..........................      1,363      --    589,288   131,235   15,422,196   14,250,648    4,813,966   1,787,584
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
Contract owners' equity end of
   period .............................   $ 84,474   1,363    572,276   589,288   14,967,961   15,422,196    8,076,213   4,813,966
                                          ========   =====   ========   =======   ==========   ==========   ==========   =========
CHANGES IN UNITS:
   Beginning units ....................        141      --     56,771    11,972      659,924      619,703      456,054     173,280
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Units purchased ....................     10,623     141     10,292    46,310      371,377       58,377      423,355     349,067
   Units redeemed .....................     (1,505)     --     (2,253)   (1,511)    (397,682)     (18,156)    (112,066)    (66,293)
                                          --------   -----   --------   -------   ----------   ----------   ----------   ---------
   Ending units .......................      9,259     141     64,810    56,771      633,619      659,924      767,343     456,054
                                          ========   =====   ========   =======   ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GartTotRt             GartValOpp            InvDynam                InvSmCoGr
                                          ------------------------   --------------   -----------------------   -------------------
Investment activity:                          2002         2001       2002     2001      2002         2001        2002        2001
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Net investment income (loss) .......   $   (25,987)     (42,194)    (170)     (4)     (72,736)    (119,026)     (4,116)   (3,409)
   Realized gain (loss) on
      investments .....................      (767,007)    (561,999)    (250)     --   (2,145,862)  (1,234,178)   (149,543)  (27,648)
   Change in unrealized gain (loss)
      on investments ..................      (271,197)    (295,433)  (6,005)    105     (305,228)  (2,789,737)     10,388   (38,339)
   Reinvested capital gains ...........            --           --       --      25           --       10,757          --        --
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ....    (1,064,191)    (899,626)  (6,425)    126   (2,523,826)  (4,132,184)   (143,271)  (69,396)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........       745,060      943,207   27,291   2,205      934,434    2,192,143     224,635   188,481
   Transfers between funds ............      (200,763)    (559,986)  16,290   1,042   (1,177,346)  (1,007,160)    942,947    16,190
   Redemptions (note 3) ...............      (742,086)    (518,405)     (47)     --     (665,879)    (652,179)    (29,264)  (20,104)
   Annuity benefits ...................            --           --       --      --           --           --          --        --
   Annual contract maintenance charges
      (note 2) ........................       (13,287)     (13,810)      --      --      (10,955)     (10,730)         --        --
   Contingent deferred sales charges
      (note 2) ........................        (9,811)      (4,248)      --      --       (5,334)     (19,148)       (336)      (91)
   Adjustments to maintain reserves ...           (87)        (239)     (10)     (3)      (2,617)       8,493      (5,389)     (186)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
         Net equity transactions ......      (220,974)    (153,481)  43,524   3,244     (927,697)     511,419   1,132,593   184,290
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------

Net change in contract owners'
   equity .............................    (1,285,165)  (1,053,107)  37,099   3,370   (3,451,523)  (3,620,765)    989,322   114,894
Contract owners' equity beginning
   of period ..........................     5,788,422    6,841,529    3,370      --    7,890,231   11,510,996     357,199   242,305
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
Contract owners' equity end of
   period .............................   $ 4,503,257    5,788,422   40,469   3,370    4,438,708    7,890,231   1,346,521   357,199
                                          ===========   ==========   ======   =====   ==========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ....................        78,063       67,460      313      --      857,934      769,130      51,770    27,458
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Units purchased ....................        43,975       16,259    4,135     313      102,722      127,064     242,264    26,486
   Units redeemed .....................       (55,649)      (5,656)      (4)     --     (202,625)     (38,260)     (5,782)   (2,174)
                                          -----------   ----------   ------   -----   ----------   ----------   ---------   -------
   Ending units .......................        66,389       78,063    4,444     313      758,031      857,934     288,252    51,770
                                          ===========   ==========   ======   =====   ==========   ==========   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  InvTotRet           JanBal               JanIntl             JanWorld
                                            ------------------   -----------------   -----------------   ---------------------
Investment activity:                          2002       2001      2002      2001      2002      2001       2002        2001
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Net investment income (loss) .........   $  1,019     1,331     6,082     2,491     (1,093)     (75)     (8,272)     (7,489)
   Realized gain (loss) on investment ...     (2,427)   (3,139)  (17,696)   (1,178)   158,500      (44)   (419,406)    (68,157)
   Change in unrealized gain (loss)
      on investments ....................    (62,044)  (10,625)  (39,379)   (4,962)     1,532   (2,443)    108,304    (106,301)
   Reinvested capital gains .............     11,624     7,579        --        --         --       --          --          --
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (51,828)   (4,854)  (50,993)   (3,649)   158,939   (2,562)   (319,374)   (181,947)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    128,735    95,250   379,193   299,772    152,639   17,521     365,405     936,618
   Transfers between funds ..............     22,754    82,556   342,274    12,942   (285,609)    --       (80,183)    (83,569)
   Redemptions (note 3) .................     (6,420)  (24,701)  (58,744)   (7,919)    (1,059)     (58)    (69,137)    (79,407)
   Annuity benefits .....................         --        --        --        --         --       --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --        --        --        --         --       --          --          --
   Contingent deferred sales charges
      (note 2) ..........................        (42)       --      (589)     (198)        (6)    --          (305)     (1,911)
   Adjustments to maintain reserves .....        (28)      (27)      (24)      (15)        (5)      (3)        (48)        (58)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
         Net equity transactions ........    144,999   153,078   662,110   304,582   (134,040)  17,460     215,732     771,673
                                            --------   -------   -------   -------   --------   ------   ---------   ---------

Net change in contract owners' equity ...     93,171   148,224   611,117   300,933     24,899   14,898    (103,642)    589,726
Contract owners' equity beginning
   of period ............................    272,991   124,767   304,357     3,424     14,898     --     1,058,036     468,310
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
Contract owners' equity end of period ...   $366,162   272,991   915,474   304,357     39,797   14,898     954,394   1,058,036
                                            ========   =======   =======   =======   ========   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     28,394    12,697    33,047       350      2,188     --       153,530      53,006
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Units purchased ......................     16,320    17,612    80,134    33,505      9,538    2,195      46,316     115,423
   Units redeemed .......................       (638)   (1,915)   (5,611)     (808)    (3,766)      (7)    (10,415)    (14,899)
                                            --------   -------   -------   -------   --------   ------   ---------   ---------
   Ending units .........................     44,076    28,394   107,570    33,047      7,960    2,188     189,431     153,530
                                            ========   =======   =======   =======   ========   ======   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      JanFund                   Jan20Fd
                                            ------------------------   -------------------------
Investment activity:                            2002          2001        2002           2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........   $  (155,815)    (225,381)     (167,536)     (189,483)
   Realized gain (loss) on investments ..    (2,468,170)    (570,728)   (2,456,700)       27,113
   Change in unrealized gain (loss)
      on investments ....................    (1,503,205)  (5,057,732)   (4,920,444)  (13,574,505)
   Reinvested capital gains .............            --           --            --            --
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (4,127,190)  (5,853,841)   (7,544,680)  (13,736,875)
                                            -----------   ----------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     1,722,048    4,015,666     3,440,927     7,022,459
   Transfers between funds ..............    (1,849,696)  (1,689,120)   (3,330,585)   (3,224,785)
   Redemptions (note 3) .................    (1,537,202)  (1,676,796)   (2,828,817)   (2,877,501)
   Annuity benefits .....................            --           --            --            --
   Annual contract maintenance charges
      (note 2) ..........................       (26,534)     (27,968)      (61,832)      (67,275)
   Contingent deferred sales charges
      (note 2) ..........................       (17,532)     (34,120)      (35,774)      (55,702)
   Adjustments to maintain reserves .....        38,497         (904)       28,649        (1,559)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........    (1,670,419)     586,758    (2,787,432)      795,637
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...    (5,797,609)  (5,267,083)  (10,332,112)  (12,941,238)
Contract owners' equity beginning
   of period ............................    15,177,679   20,444,762    30,903,491    43,844,729
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...   $ 9,380,070   15,177,679    20,571,379    30,903,491
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     1,057,293      913,185     1,693,929     1,487,416
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       134,760      209,820       238,827       302,530
   Units redeemed .......................      (265,044)     (65,712)     (427,510)      (96,017)
                                            -----------   ----------   -----------   -----------
   Ending units .........................       927,009    1,057,293     1,505,246     1,693,929
                                            ===========   ==========   ===========   ===========

                                                  JanWrldwde                LazSmCap
                                            -----------------------   ---------------------
Investment activity:                           2002         2001        2002        2001
                                            ----------   ----------   ---------   ---------
   Net investment income (loss) .........      (70,672)    (233,470)    (26,524)     (9,438)
   Realized gain (loss) on investments ..     (815,741)     318,612    (231,354)     57,744
   Change in unrealized gain (loss)
      on investments ....................   (3,072,857)  (5,509,695)   (315,413)    (92,054)
   Reinvested capital gains .............           --           --      67,143     206,610
                                            ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (3,959,270)  (5,424,553)   (506,148)    162,862
                                            ----------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,269,691    2,603,463     311,448     227,889
   Transfers between funds ..............   (2,071,151)  (1,977,966)  1,797,742     665,485
   Redemptions (note 3) .................   (1,349,460)  (1,757,376)   (268,161)    (59,059)
   Annuity benefits .....................           --           --          --          --
   Annual contract maintenance charges
      (note 2) ..........................      (25,086)     (28,080)     (2,051)       (813)
   Contingent deferred sales charges
      (note 2) ..........................      (15,755)     (31,581)     (2,845)     (2,060)
   Adjustments to maintain reserves .....         (237)        (639)       (265)        872
                                            ----------   ----------   ---------   ---------
         Net equity transactions ........   (2,191,998)  (1,192,179)  1,835,868     832,314
                                            ----------   ----------   ---------   ---------

Net change in contract owners' equity ...   (6,151,268)  (6,616,732)  1,329,720     995,176
Contract owners' equity beginning
   of period ............................   15,661,799   22,278,531   1,414,927     419,751
                                            ----------   ----------   ---------   ---------
Contract owners' equity end of period ...    9,510,531   15,661,799   2,744,647   1,414,927
                                            ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................    1,078,979    1,166,203     103,663      35,489
                                            ----------   ----------   ---------   ---------
   Units purchased ......................      126,650      200,626     168,924      72,401
   Units redeemed .......................     (341,202)    (287,850)    (17,123)     (4,227)
                                            ----------   ----------   ---------   ---------
   Ending units .........................      864,427    1,078,979     255,464     103,663
                                            ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               MFSStratIncA           NWBdIx           NWIntlndx          NWLgCapGr
                                            ------------------   ----------------   ---------------   -----------------
Investment activity:                          2002       2001      2002     2001      2002     2001     2002      2001
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Net investment income (loss) .........   $ 20,519    12,087     1,775      228      (307)     (3)   (2,480)   (1,969)
   Realized gain (loss) on investments ..     (8,151)   (3,086)    1,136       12    60,178      (1)  (31,614)  (84,369)
   Change in unrealized gain (loss)
      on investments ....................     12,183    (5,214)    1,490      (63)      137    (140)  (25,478)   39,272
   Reinvested capital gains .............         --        --       113       18        --      --        --        --
                                            --------   -------   -------   ------   -------   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     24,551     3,787     4,514      195    60,008    (144)  (59,572)  (47,066)
                                            --------   -------   -------   ------   -------   -----   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     33,386    14,042    35,222   12,550      (507)  2,032   193,553    43,136
   Transfers between funds ..............     84,327    10,948    51,673      164   (58,009)     --    (8,507)    7,424
   Redemptions (note 3) .................    (67,668)  (91,351)   (1,294)    (343)       --      --    (8,059)  (63,801)
   Annuity benefits .....................         --      (554)       --       --        --      --        --        --
   Annual contract maintenance charges
      (note 2) ..........................       (686)     (806)       --       --        --      --      (356)     (173)
   Contingent deferred sales charges
      (note 2) ..........................        (22)     (941)       --      (10)       --      --       (63)   (1,662)
   Adjustments to maintain reserves .....        (43)      992       (40)      (3)       (3)     --       (37)       81
                                            --------   -------   -------   ------   -------   -----   -------   -------
         Net equity transactions ........     49,294   (67,670)   85,561   12,358   (58,519)  2,032   176,531   (14,995)
                                            --------   -------   -------   ------   -------   -----   -------   -------

Net change in contract owners' equity ...     73,845   (63,883)   90,075   12,553     1,489   1,888   116,959   (62,061)
Contract owners' equity beginning
   of period ............................    351,380   415,263    12,553       --     1,888      --    97,169   159,230
                                            --------   -------   -------   ------   -------   -----   -------   -------
Contract owners' equity end of period ...   $425,225   351,380   102,628   12,553     3,377   1,888   214,128    97,169
                                            ========   =======   =======   ======   =======   =====   =======   =======
CHANGES IN UNITS:
   Beginning units ......................     34,722    11,595     1,128       --       257      --    13,422    15,960
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Units purchased ......................      6,720    37,332     7,514    1,158       617     257    30,332     9,691
   Units redeemed .......................     (1,797)  (14,205)     (109)     (30)     (310)     --    (2,217)  (12,229)
                                            --------   -------   -------   ------   -------   -----   -------   -------
   Ending units .........................     39,645    34,722     8,533    1,128       564     257    41,537    13,422
                                            ========   =======   =======   ======   =======   =====   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 NWMdCpMkt            NWSP500Indx             NWSmCap            NWSmCapIx
                                             -----------------   ---------------------   ------------------   --------------
Investment activity:                           2002      2001       2002        2001       2002       2001     2002     2001
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Net investment income (loss) ..........   $   (918)     (23)     (4,608)     (9,036)    (8,674)   (5,206)     130      (2)
   Realized gain (loss) on investments ...    (15,737)    (111)   (419,588)    (67,105)   (76,753)   (5,917)  (4,698)     (7)
   Change in unrealized gain (loss)
      on investments .....................       (497)     319    (202,234)   (207,071)   (93,383)    3,047   (1,261)    269
   Reinvested capital gains ..............         --       62          --          --         --        --       --      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (17,152)     247    (626,430)   (283,212)  (178,810)   (8,076)  (5,829)    260
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    268,670   15,865   1,280,331     778,044    176,121    87,742   45,811   6,458
   Transfers between funds ...............     25,134       --    (600,153)    266,115    304,152   128,789    7,027   1,426
   Redemptions (note 3) ..................    (29,346)    (170)   (193,898)   (177,358)   (68,157)  (29,620)  (1,737)    (86)
   Annuity benefits ......................         --       --          --          --         --        --       --      --
   Annual contract maintenance charges
      (note 2) ...........................         --       --      (1,564)     (1,069)    (1,146)     (427)      --      --
   Contingent deferred sales charges
      (note 2) ...........................     (1,004)     (11)     (2,785)     (5,116)    (1,205)     (387)     (39)     (6)
   Adjustments to maintain reserves ......        (14)      (3)     (1,206)      3,234        (59)      254       (9)     (5)
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
         Net equity transactions .........    263,440   15,681     480,725     863,850    409,706   186,351   51,053   7,787
                                             --------   ------   ---------   ---------   --------   -------   ------   -----

Net change in contract owners' equity ....    246,288   15,928    (145,705)    580,638    230,896   178,275   45,224   8,047
Contract owners' equity beginning
   of period .............................     15,928       --   2,460,864   1,880,226    476,150   297,875    8,047      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
Contract owners' equity end of period ....   $262,216   15,928   2,315,159   2,460,864    707,046   476,150   53,271   8,047
                                             ========   ======   =========   =========   ========   =======   ======   =====

CHANGES IN UNITS:
   Beginning units .......................      1,678       --     299,497     200,543     39,865    23,850      846      --
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Units purchased .......................     34,103    1,696     103,682     113,322     38,520    17,942    6,526     855
   Units redeemed ........................     (2,839)     (18)    (28,702)    (14,368)    (4,258)   (1,927)    (201)     (9)
                                             --------   ------   ---------   ---------   --------   -------   ------   -----
   Ending units ..........................     32,942    1,678     374,477     299,497     74,127    39,865    7,171     846
                                             ========   ======   =========   =========   ========   =======   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   NBEFGuard                 NBEFPart
                                            -----------------------   ----------------------
Investment activity:                           2002         2001         2002        2001
                                            -----------   ---------   ----------   ---------
   Net investment income (loss) .........   $   (18,937)    (27,702)     (59,852)    (59,655)
   Realized gain (loss) on investments ..      (801,139)   (856,009)    (665,403)   (156,580)
   Change in unrealized gain (loss)
      on investments ....................      (436,477)    699,319     (819,044)   (176,573)
   Reinvested capital gains .............            --          --           --     109,789
                                            -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (1,256,553)   (184,392)  (1,544,299)   (283,019)
                                            -----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       136,810     328,552      312,054     487,937
   Transfers between funds ..............      (197,629)   (239,467)    (207,907)     23,335
   Redemptions (note 3) .................      (645,259)   (594,435)    (869,970)   (577,824)
   Annuity benefits .....................            --          --           --          --
   Annual contract maintenance charges
      (note 2) ..........................        (5,056)     (5,380)      (8,737)     (9,218)
   Contingent deferred sales charges
      (note 2) ..........................        (8,100)     (7,673)      (6,605)     (6,167)
   Adjustments to maintain reserves .....           (65)       (153)         (85)       (162)
                                            -----------   ---------   ----------   ---------
         Net equity transactions ........      (719,299)   (518,556)    (781,250)    (82,099)
                                            -----------   ---------   ----------   ---------

Net change in contract owners' equity ...    (1,975,852)   (702,948)  (2,325,549)   (365,118)
Contract owners' equity beginning
   of period ............................     5,034,832   5,737,780    6,243,520   6,608,638
                                            -----------   ---------   ----------   ---------
Contract owners' equity end of period ...   $ 3,058,980   5,034,832    3,917,971   6,243,520
                                            ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................       291,417     321,714      247,749     250,979
                                            -----------   ---------   ----------   ---------
   Units purchased ......................         9,654      19,698       15,572      24,814
   Units redeemed .......................       (59,476)    (49,995)     (53,787)    (28,044)
                                            -----------   ---------   ----------   ---------
   Ending units .........................       241,595     291,417      209,534     247,749
                                            ===========   =========   ==========   =========

                                                   NBETGen              NBETGuard
                                            ---------------------   -----------------
Investment activity:                           2002        2001       2002     2001
                                            ---------   ---------   -------   -------
   Net investment income (loss) .........     (74,976)    (38,031)   (1,160)     (304)
   Realized gain (loss) on investments ..     288,866     159,503   (11,371)  (10,909)
   Change in unrealized gain (loss)
      on investments ....................    (602,879)     91,860   (82,554)    5,159
   Reinvested capital gains .............      22,964     120,736        --        --
                                            ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (366,025)    334,068   (95,085)   (6,054)
                                            ---------   ---------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,325,545   1,068,187   144,191   203,673
   Transfers between funds ..............   1,838,690   1,766,858    (7,517)  (15,592)
   Redemptions (note 3) .................    (641,510)   (325,650)  (23,394)   (4,121)
   Annuity benefits .....................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..........................      (6,379)     (3,152)       --        --
   Contingent deferred sales charges
      (note 2) ..........................      (7,291)     (3,400)     (383)     (211)
   Adjustments to maintain reserves .....         306       2,136       (23)      (23)
                                            ---------   ---------   -------   -------
         Net equity transactions ........   2,509,361   2,504,979   112,874   183,726
                                            ---------   ---------   -------   -------

Net change in contract owners' equity ...   2,143,336   2,839,047    17,789   177,672
Contract owners' equity beginning
   of period ............................   4,458,039   1,618,992   241,447    63,775
                                            ---------   ---------   -------   -------
Contract owners' equity end of period ...   6,601,375   4,458,039   259,236   241,447
                                            =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ......................     327,635     130,512    26,591     6,805
                                            ---------   ---------   -------   -------
   Units purchased ......................     209,810     217,433    14,608    21,532
   Units redeemed .......................     (30,265)    (20,310)   (2,192)   (1,746)
                                            ---------   ---------   -------   -------
   Ending units .........................     507,180     327,635    39,007    26,591
                                            =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  NBETPart              NBLtdMat
                                            ------------------   ---------------------
Investment activity:                          2002      2001       2002        2001
                                            --------   -------   ---------   ---------
   Net investment income (loss) .........   $ (1,738)     (850)     41,376      38,652
   Realized gain (loss) on investments ..    (16,106)   (4,866)      9,010      (3,177)
   Change in unrealized gain (loss)
      on investments ....................    (28,867)    1,211      (2,627)     15,898
   Reinvested capital gains .............         --     3,224          --          --
                                            --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (46,711)   (1,281)     47,759      51,373
                                            --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     76,939   158,620      85,388     112,623
   Transfers between funds ..............    (39,931)    4,664     277,933     416,238
   Redemptions (note 3) .................    (28,186)  (17,958)   (340,016)   (145,696)
   Annuity benefits .....................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................         --        --      (1,367)       (988)
   Contingent deferred sales charges
      (note 2) ..........................       (404)     (718)     (3,666)     (2,161)
   Adjustments to maintain reserves .....        (12)      (10)        151         377
                                            --------   -------   ---------   ---------
         Net equity transactions ........      8,406   144,598      18,423     380,393
                                            --------   -------   ---------   ---------

Net change in contract owners' equity ...    (38,305)  143,317      66,182     431,766
Contract owners' equity beginning
   of period ............................    185,607    42,290   1,197,434     765,668
                                            --------   -------   ---------   ---------
Contract owners' equity end of period ...   $147,302   185,607   1,263,616   1,197,434
                                            ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     19,125     4,165      87,855      60,106
                                            --------   -------   ---------   ---------
   Units purchased ......................      1,957    16,442       2,247      33,742
   Units redeemed .......................       (625)   (1,482)       (732)     (5,993)
                                            --------   -------   ---------   ---------
   Ending units .........................     20,457    19,125      89,370      87,855
                                            ========   =======   =========   =========

                                                OppCapApA               OppGlob
                                            -----------------   ------------------------
Investment activity:                          2002      2001        2002         2001
                                            -------   -------   -----------   ----------
   Net investment income (loss) .........    (5,160)   (1,896)     (166,307)    (182,812)
   Realized gain (loss) on investments ..   (51,879)   (5,950)   (1,646,191)      73,629
   Change in unrealized gain (loss)
      on investments ....................   (97,520)  (22,131)   (1,692,420)  (2,014,668)
   Reinvested capital gains .............        --     8,989            --           --
                                            -------   -------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (154,559) (20,988)   (3,504,918)  (2,123,851)
                                            -------   -------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   316,577   304,491     1,757,398    2,615,369
   Transfers between funds ..............    57,784    97,602       (93,294)     390,996
   Redemptions (note 3) .................   (36,961)   (4,838)   (1,553,334)  (1,878,361)
   Annuity benefits .....................        --        --            --           --
   Annual contract maintenance charges
      (note 2) ..........................        --        --       (17,236)     (15,313)
   Contingent deferred sales charges
      (note 2) ..........................      (231)     (189)      (14,552)     (30,597)
   Adjustments to maintain reserves .....       (31)      (16)       70,251       13,421
                                            -------   -------   -----------   ----------
         Net equity transactions ........   337,138   397,050       149,233    1,095,515
                                            -------   -------   -----------   ----------

Net change in contract owners' equity ...   182,579   376,062    (3,355,685)  (1,028,336)
Contract owners' equity beginning
   of period ............................   381,404     5,342    14,413,611   15,441,947
                                            -------   -------   -----------   ----------
Contract owners' equity end of period ...   563,983   381,404    11,057,926   14,413,611
                                            =======   =======   ===========   ==========

CHANGES IN UNITS:
   Beginning units ......................    48,520       587     1,741,535      468,998
                                            -------   -------   -----------   ----------
   Units purchased ......................    54,432    48,503    15,191,684    1,761,875
   Units redeemed .......................    (4,488)     (570)  (16,287,347)    (489,338)
                                            -------   -------   -----------   ----------
   Ending units .........................    98,464    48,520       645,872    1,741,535
                                            =======   =======   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               OppStrInc            PhxBalFd               PimTotRet              StComStk
                                            ----------------   -------------------   -------------------   ---------------------
Investment activity:                         2002      2001      2002       2001       2002        2001      2002        2001
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Net investment income (loss) .........   $ 3,476    1,633     10,061     12,037      25,891    12,437     (37,526)    (33,926)
   Realized gain (loss) on investments ..       (71)     (15)   (94,925)   (28,973)      2,148     1,338    (327,504)   (141,801)
   Change in unrealized gain (loss)
      on investments ....................       666   (1,795)   (35,078)    11,770       4,497    (5,006)   (374,314)    106,669
   Reinvested capital gains .............        --       --         --         --      50,695    11,996          --       5,625
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,071     (177)  (119,942)    (5,166)     83,231    20,765    (739,344)    (63,433)
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    57,490   23,749    206,721     72,691     819,973   422,529     533,822     974,333
   Transfers between funds ..............    10,430       --    (85,829)    68,618     532,087    24,951     327,704     378,302
   Redemptions (note 3) .................        --       --   (110,504)  (144,289)    (83,872)  (27,440)   (353,951)   (163,452)
   Annuity benefits .....................        --       --         --         --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ..........................        --       --     (1,491)    (1,511)         --        --      (3,058)     (1,844)
   Contingent deferred sales charges
      (note 2) ..........................        --       --       (696)    (1,960)       (593)     (490)     (4,353)     (1,903)
   Adjustments to maintain reserves .....       (95)      11        (25)        28        (825)      (47)     (1,330)      3,941
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
         Net equity transactions ........    67,825   23,760      8,176     (6,423)  1,266,770   419,503     498,834   1,189,377
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------

Net change in contract owners' equity ...    71,896   23,583   (111,766)   (11,589)  1,350,001   440,268    (240,510)  1,125,944
Contract owners' equity beginning
   of period ............................    23,583       --    869,478    881,067     443,690     3,422   3,131,296   2,005,352
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
Contract owners' equity end of period ...   $95,479   23,583    757,712    869,478   1,793,691   443,690   2,890,786   3,131,296
                                            =======   ======   ========   ========   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     2,330       --     48,287     49,219      39,495       328     264,765     150,483
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Units purchased ......................     6,618    2,330      1,396     44,195     114,202    41,430      52,348     126,603
   Units redeemed .......................        --       --     (1,474)   (45,127)     (6,302)   (2,263)    (11,806)    (12,321)
                                            -------   ------   --------   --------   ---------   -------   ---------   ---------
   Ending units .........................     8,948    2,330     48,209     48,287     147,395    39,495     305,307     264,765
                                            =======   ======   ========   ========   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                StrMidCap          StrGrInc               StLCap                   TemForFd
                                            -----------------   ---------------   -----------------------   ----------------------
Investment activity:                          2002      2001     2002     2001       2002         2001         2002         2001
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Net investment income (loss) .........   $   (470)     (41)    (610)     (91)     (32,950)     (51,038)      14,773      67,651
   Realized gain (loss) on investments ..     (4,376)    (562)  (3,897)      (5)  (1,009,637)    (151,721)      16,253    (455,179)
   Change in unrealized gain (loss)
      on investments ....................    (15,719)     (57)  (4,592)  (1,348)      65,399   (1,598,680)    (273,231)      7,911
   Reinvested capital gains .............         --        2       --       --           --           --           --          --
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (20,565)    (658)  (9,099)  (1,444)    (977,188)  (1,801,439)    (242,205)   (379,617)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     61,009   13,635   97,165   20,818      335,349      487,841      823,435     716,554
   Transfers between funds ..............      7,109        5       --       --     (443,740)    (331,530)     184,114    (317,787)
   Redemptions (note 3) .................     (2,222)  (2,451)  (8,797)    (132)    (437,722)    (433,724)  (1,034,182)   (422,386)
   Annuity benefits .....................         --       --       --       --           --           --           --          --
   Annual contract maintenance charges
      (note 2) ..........................         --       --       --       --       (5,541)      (5,715)      (6,174)     (5,697)
   Contingent deferred sales charges
      (note 2) ..........................         --     (162)     (66)      --       (6,096)      (7,127)      (8,774)     (9,262)
   Adjustments to maintain reserves .....         (9)      (5)      (9)      (2)         (59)        (203)        (219)       (130)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
         Net equity transactions ........     65,887   11,022   88,293   20,684     (557,809)    (290,458)     (41,800)    (38,708)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------

Net change in contract owners' equity ...     45,322   10,364   79,194   19,240   (1,534,997)  (2,091,897)    (284,005)   (418,325)
Contract owners' equity beginning
   of period ............................     14,463    4,099   19,240       --    3,367,008    5,458,905    5,176,987   5,595,312
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
Contract owners' equity end of period ...   $ 59,785   14,463   98,434   19,240    1,832,011    3,367,008    4,892,982   5,176,987
                                            ========   ======   ======   ======   ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................      2,739      530    2,793       --      139,555      151,239      356,734     338,697
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Units purchased ......................     16,144    2,545   17,023    2,811       18,308       20,547       61,948      27,202
   Units redeemed .......................       (494)    (336)  (1,305)     (18)     (48,122)     (32,231)     (20,828)     (9,165)
                                            --------   ------   ------   ------   ----------   ----------   ----------   ---------
   Ending units .........................     18,389    2,739   18,511    2,793      109,741      139,555      397,854     356,734
                                            ========   ======   ======   ======   ==========   ==========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              VicDivrStk
                                            --------------
Investment activity:                        2002     2001
                                            ----   -------
   Net investment income (loss) .........    $--      (652)
   Realized gain (loss) on investments ..     --   (19,517)
   Change in unrealized gain (loss)
      on investments ....................     --     1,871
   Reinvested capital gains .............     --        --
                                             ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     --   (18,298)
                                             ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     --    15,200
   Transfers between funds ..............     --   (58,233)
   Redemptions (note 3) .................     --    (1,732)
   Annuity benefits .....................     --        --
   Annual contract maintenance charges
      (note 2) ..........................     --       (31)
   Contingent deferred sales charges
      (note 2) ..........................     --      (115)
   Adjustments to maintain reserves .....     --        25
                                             ---   -------
         Net equity transactions ........     --   (44,886)
                                             ---   -------

Net change in contract owners' equity ...     --   (63,184)
Contract owners' equity beginning
   of period ............................     --    63,184
                                             ---   -------
Contract owners' equity end of period ...    $--        --
                                             ===   =======

CHANGES IN UNITS:
   Beginning units ......................     --     5,890
                                             ---   -------
   Units purchased ......................     --     2,000
   Units redeemed .......................     --    (7,890)
                                             ---   -------
   Ending units .........................     --        --
                                             ===   =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI)
               Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Delaware Group Delchester High-Yield Bond Fund, Inc. -
                  Institutional Class (DeHYBd)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT) Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA) Fidelity(R) Asset Manager(TM)(FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)
               Fidelity(R) Puritan(R) Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr) Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Total Return Fund - Class D (GartTotRt)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)
               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Index Fund - Class A (NWBdIx)
               Nationwide(R) International Index Fund - Class A (NWIntlndx) Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr) Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R) Small Cap Fund - Class A (NWSmCap)
               Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)

               Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                    Nationwide Variable Account Options                                 Soloist   Successor
- ---------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                                  1.30%      1.20%
- ---------------------------------------------------------------------------------------------------------------------------
     Reduced Purchase Payment Option:                                                                      --       0.30%
           Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
- ---------------------------------------------------------------------------------------------------------------------------
     Death Benefit Options:
        One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                       --       0.15%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                                          ---       ----
        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)      --       0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
                                                                                                          ---       ----
        One-Year Step Up (for contracts issued prior to 1-2-01)                                            --       0.10%
           If death before annuitization, benefit will be greatest of (i) contract value,
              (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
                                                                                                          ---       ----
        5% Enhanced (for contracts issued prior to 1-2-01)                                                 --       0.05%
           If death before annuitization, benefit will be greater of (i) contract value or
              (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.
- ---------------------------------------------------------------------------------------------------------------------------
     Guaranteed Minimum Income Benefit Options:
           Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
        Option 1                                                                                           --       0.45%
                                                                                                          ---       ----
        Option 2                                                                                           --       0.30%
- ---------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option:                                                                         --       0.40%
           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
- ---------------------------------------------------------------------------------------------------------------------------

- ---------------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                                   1.30%      2.55%
- ---------------------------------------------------------------------------------------------------------------------------

*    When maximum options are elected.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                          Total      ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA
                       ----------   -------   ---------   ---------   ---------
     0.95%..........   $  157,126     1,526     4,752          --         859
     1.00%..........        7,749        17       216          --           5
     1.05%..........        8,256       423       731          --          17
     1.10%..........       36,145       137       606          --         178
     1.15%..........        2,955        60        --          --          87
     1.20%..........      138,917     1,038     2,886          --       1,242
     1.25%..........       36,566       203     1,735          --         175
     1.30%..........    3,251,562   115,617       141      94,595          --
     1.35%..........       14,275       374       208          --          42
     1.40%..........       12,561       424     1,700          --          40
     1.45%..........       19,344       169     1,246          --         158
     1.50%..........        2,721        12       165          --          50
     1.55%..........        5,371        44       744          --          --
     1.60%..........          764        --        26          --           3
     1.65%..........        1,364        15        59          --          --
     1.70%..........          219        15         3          --          --
     1.75%..........           51        --        --          --          --
     1.80%..........          110        --        --          --          --
     1.90%..........          197        --         2          --           2
     2.05%..........            9        --        --          --          --
                       ----------   -------    ------      ------       -----
        Totals......   $3,696,262   120,074    15,220      94,595       2,858
                       ==========   =======    ======      ======       =====

                       ACIntlGrI   ACSTGvtI   ACUltraI   CSEmGro   CSGIFixI
                       ---------   --------   --------   -------   --------
     0.95%..........    $    --      5,670      7,255        --        --
     1.00%..........         --        390        207        --        --
     1.05%..........         --         --        290        --        --
     1.10%..........         --         87      1,090        --        --
     1.15%..........         --         --         86        --        --
     1.20%..........         --      1,492      5,793        --        --
     1.25%..........         --         53      2,145        --        --
     1.30%..........     24,678     29,319    224,187    41,075     4,583
     1.35%..........         --        117        485        --        --
     1.40%..........         --          6        139        --        --
     1.45%..........         --        373        975        --        --
     1.50%..........         --          3         83        --        --
     1.55%..........         --         --         15        --        --
     1.60%..........         --         --          6        --        --
     1.65%..........         --         21          1        --        --
     1.70%..........         --          3         --        --        --
     1.80%..........         --         --          1        --        --
     1.90%..........         --          1         --        --        --
                        -------     ------    -------    ------     -----
        Totals......    $24,678     37,535    242,758    41,075     4,583
                        =======     ======    =======    ======     =====

                                                                   (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                       DeHYBd   DryABonds   DryApp   DryBal   DryELead
                       ------   ---------   ------   ------   --------
     0.95% .........   $   --         --     8,320    1,384      81
     1.00% .........       --         --       427    1,141      --
     1.05% .........       --         --        --      406      --
     1.10% .........       --         --       338      708      --
     1.20% .........       --         --     2,802      783     636
     1.25% .........       --         --     1,490      248      37
     1.30% .........    4,567     38,465    28,922   11,251      --
     1.35% .........       --         --       583      132      --
     1.40% .........       --         --       102      657      --
     1.45% .........       --         --       329      135      --
     1.50% .........       --         --        67       43      --
     1.55% .........       --         --         1      704      --
     1.60% .........       --         --        --       19      --
     1.65% .........       --         --       148       --      --
     1.70% .........       --         --        15        1      --
     1.90% .........       --         --        24       --      --
                       ------     ------    ------   ------     ---
        Totals .....   $4,567     38,465    43,568   17,612     754
                       ======     ======    ======   ======     ===

                       Dry3dCen   Dry500Ix   EvInc   FedEqInc   FedHiYld
                       --------   --------   -----   --------   --------
     0.95% .........    $   276         --      --       84         391
     1.00% .........         --         --      --       --          28
     1.10% .........         17         --      --       --         177
     1.15% .........         --         --      --       --          97
     1.20% .........        406         --      --      251         568
     1.25% .........        754         --      --      142         315
     1.30% .........     15,111    229,156   9,622       --       7,857
     1.35% .........        258         --      --        4           1
     1.40% .........         --         --      --        1         508
     1.45% .........        153         --      --       --          30
     1.50% .........         --         --      --        7          18
     1.60% .........         --         --      --       --           9
     1.70% .........          2         --      --       --          --
                        -------    -------   -----      ---       -----
        Totals ....     $16,977    229,156   9,622      489       9,999
                        =======    =======   =====      ===       =====

                       FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                       ---------   -------   --------   --------   ---------
     0.95% .........    $  929       1,761     2,651         --      2,356
     1.00% .........        34          --        15         --         --
     1.05% .........        --         304        64         --         --
     1.10% .........        --         957     2,204         --        143
     1.20% .........         2       1,721     1,587         --      1,164
     1.25% .........        --         310       357         --        101
     1.30% .........         1      21,042        --     14,677         --
     1.35% .........         3          88       389         --          1
     1.40% .........       169          82        23         --        320
     1.45% .........        12         130       237         --        153

     Continued         FedIntInc   FedBdFd   FidABalA   FidABalT   FidAEGroA
                       ---------   -------   --------   --------   ---------
     1.50% .........        --          --        51         --         14
     1.55% .........        --          49        --         --         --
     1.65% .........        --          --        --         --         62
     1.70% .........        --          --         3         --         14
     1.80% .........        --           1        --         --         --
     1.90% .........        --          15        --         --         --
     2.05% .........        --           6        --         --         --
                        ------      ------     -----     ------      -----
        Totals .....    $1,150      26,466     7,581     14,677      4,328
                        ======      ======     =====     ======      =====

                       FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiYldT
                       ----------   ----------   ----------   ----------   ----------
     0.95% .........     $ 8,007          --          645           --        1,562
     1.00% .........         291          --           65           --          116
     1.05% .........         268          --           --           --           --
     1.10% .........       1,522          --          265           --           80
     1.15% .........          87          --           --           --           60
     1.20% .........       3,143          --        1,368           --          546
     1.25% .........       1,759          --           70           --          129
     1.30% .........          56      35,063           --       57,839       23,811
     1.35% .........         200          --           56           --           69
     1.40% .........         819          --            6           --           --
     1.45% .........         778          --          368           --           54
     1.50% .........          87          --           19           --           27
     1.60% .........           8          --           --           --           --
     1.65% .........         148          --           --           --           --
     1.70% .........          --          --           --           --           11
     1.80% .........          --          --            1           --            1
     1.90% .........           2          --            1           --           --
                         -------      ------        -----       ------       ------
        Totals .....     $17,175      35,063        2,864       57,839       26,466
                         =======      ======        =====       ======       ======

                       FidAOvA   FidAsMgr   FidCapInc   FidEqInc   FidMgln
                       -------   --------   ---------   --------   -------
     0.95% .........     $130         --         --           --        --
     1.20% .........      622         --         --           --        --
     1.25% .........        2         --         --           --        --
     1.30% .........       --     61,551      7,163      130,146   328,241
     1.35% .........       56         --         --           --        --
     1.45% .........        4         --         --           --        --
                         ----     ------      -----      -------   -------
        Totals .....     $814     61,551      7,163      130,146   328,241
                         ====     ======      =====      =======   =======

                       FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                       --------   --------   ----------   -----------   ---------
     0.95% .........   $     --       --        6,791        3,727        1,352
     1.00% .........         --       --          416          211           31
     1.05% .........         --       --           64          482           --
     1.10% .........         --       --        1,187          174          175
     1.15% .........         --       --          110           --           49
     1.20% .........         --       --        3,251        2,056          908
     1.25% .........         --       --        1,379        1,525        1,006
     1.30% .........    148,984      744       33,752          146           --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued         FidPurtn   FidVIPHI   FranMutSer   FranSmCapGr   FranBSInv
                       --------   --------   ----------   -----------   ---------
     1.35% .........         --       --          502           65          370
     1.40% .........         --       --           30           56          165
     1.45% .........         --       --          836          270          272
     1.50% .........         --       --           60           28           30
     1.55% .........         --       --          799           28           --
     1.60% .........         --       --           34           --            3
     1.65% .........         --       --           25           11           --
     1.70% .........         --       --           13           17            2
     1.90% .........         --       --           19            1           --
                       --------      ---       ------        -----        -----
        Totals .....   $148,984      744       49,268        8,797        4,363
                       ========      ===       ======        =====        =====

                       GartBond   GartGvtBd   GartGrow   GVITJPBal   GartIDAgg
                       --------   ---------   --------   ---------   ---------
     0.95% .........    $ 1,248     11,565         53        --           5
     1.00% .........        326        385         16        --          --
     1.05% .........        642         38         --        --          --
     1.10% .........        324      2,422         --        --          --
     1.20% .........      1,166      2,186        499        88         231
     1.25% .........        337         87          9         1           9
     1.30% .........     23,776     32,979     14,287       899           1
     1.35% .........        105        454         --         2           4
     1.40% .........          8      1,272         19        --         128
     1.45% .........        126        149         67        --          --
     1.50% .........         --          1         --         5          21
     1.55% .........        722        486         --        --          --
     1.60% .........         --         41         --        --          --
     1.70% .........          4         26         --        --          --
     1.90% .........          2         19         --        --          --
     2.05% .........          1         --         --        --          --
                        -------     ------     ------       ---         ---
        Totals .....    $28,787     52,110     14,950       995         399
                        =======     ======     ======       ===         ===

                       GartIDCon   GartIDMod   GartIDModAgg   GartIDModCon   GartLgCpVal
                       ---------   ---------   ------------   ------------   -----------
     0.95% .........     $1,366      2,340         192              --            667
     1.10% .........      1,202         --           1               1             --
     1.15% .........         --        301          --              --             --
     1.20% .........        934        703         317             116          1,022
     1.25% .........         --         54          --              --             45
     1.30% .........        104         --          --              --          5,543
     1.35% .........          1         26          33              81             --
     1.40% .........         --         98          56             122             --
     1.45% .........         --         69          19              48             46
     1.50% .........         --         --          55              16             61
     1.65% .........         --         --          --              --              7
     1.75% .........         --          1          --              --             --
                         ------      -----         ---             ---          -----
        Totals .....     $3,607      3,592         673             384          7,391
                         ======      =====         ===             ===          =====

                       GartMyMkt  GartMyMktS   GartTotRt   GartValOpp   InvDynam
                       ---------  ----------   ---------   ----------   --------
     0.95%  ........    $     --    15,827          587         75        4,433
     1.00%  ........          --       164           79         --          277
     1.05%  ........          --       884           --         --          446
     1.10%  ........          --     3,636           99         --        1,207
     1.15%  ........          --     1,204           --         --          175
     1.20%  ........          --    41,588          266         33        3,611
     1.25%  ........          --     1,727          116         26        1,214
     1.30%  ........     193,677       423       66,549         --       59,401
     1.35%  ........          --     4,191           31         65          217
     1.40%  ........          --       123           14         --          571
     1.45%  ........          --     2,019           92         51          794
     1.50%  ........          --       227           --         17          144
     1.55%  ........          --        20          648         --           85
     1.60%  ........          --        11           --         53           74
     1.65%  ........          --       153            2         --           78
     1.70%  ........          --         4           --         --            9
     1.75%  ........          --        48           --         --           --
     1.90%  ........          --        35           --         --           --
                        --------    ------       ------        ---       ------
        Totals .....    $193,677    72,284       68,483        320       72,736
                        ========    ======       ======        ===       ======

                       InvSmCoGr   InvTotRet    JanBal   JanIntl   JanWorld
                       ---------   ---------    ------   -------   --------
     0.95% .........     $1,200        276       3,553       --      2,398
     1.00% .........         28         --         205       --        390
     1.05% .........        201         22          --       60        570
     1.10% .........        127        213         523       --        652
     1.15% .........         --         --          --       --         28
     1.20% .........      1,549      1,540         414      896      3,196
     1.25% .........        186        905         330       59      2,510
     1.30% .........        121          1          51       40         74
     1.35% .........         87         83          51      185        532
     1.40% .........        374        771         366       12        522
     1.45% .........        102        457         770       20      1,002
     1.50% .........         72         25          49       --         70
     1.55% .........         54         25          --       --          4
     1.60% .........          6         --          --        1         13
     1.65% .........          9         --          66       --        111
     1.70% .........         --          2          --       --         26
     1.90% .........         --         --          --       --         10
     2.05% .........         --          2          --       --         --
                         ------      -----       -----    -----     ------
        Totals .....     $4,116      4,322       6,378    1,273     12,108
                         ======      =====       =====    =====     ======

                       JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA
                       -------   -------   ----------   --------   ------------
     0.95% .........   $ 5,682    7,354       3,595      1,020          --
     1.00% .........       405       55          57         --          --
     1.05% .........       282      799          65         --          --
     1.10% .........     1,782    1,471          31        258          --
     1.15% .........        50      391          --         --          --
     1.20% .........     4,581    7,548         231        948          --

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     Continued          JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA
                        -------   -------   ----------   --------   ------------
     1.25% .........      2,628     3,009      1,005         148          --
     1.30% .........    138,659   296,238    155,732      23,181       5,037
     1.35% .........        474       723         --         156          --
     1.40% .........        130       118         --           1          --
     1.45% .........        870       956         83          95          --
     1.50% .........         78       165         32          16          --
     1.55% .........         30         8         --         678          --
     1.60% .........         13        34         --           2          --
     1.65% .........        142        --         --          --          --
     1.70% .........          6        14         --          --          --
     1.90% .........          3         8         --          21          --
                       --------   -------    -------      ------       -----
        Totals .....   $155,815   318,891    160,831      26,524       5,037
                       ========   =======    =======      ======       =====

                       NWBdIx    NWIntlndx   NWLgCapGr   NWMdCpMkt   NWSP500Indx
                       ------    ---------   ---------   ---------   -----------
     0.95% .........    $ 87         --           35         190         6,141
     1.00% .........      --         --           --           1           407
     1.05% .........      --         --           --          --           258
     1.10% .........      65          5           --         402         1,091
     1.15% .........      --         --           --          13            19
     1.20% .........     401        332          100         468         4,338
     1.25% .........      70          4           45         166         2,104
     1.30% .........       1         --        2,029          --        10,186
     1.35% .........      11          3           11          13           781
     1.40% .........      --         --           --           1            22
     1.45% .........      11         11          260         210           728
     1.50% .........      --         --           --          --           210
     1.55% .........      --         --           --          --            69
     1.60% .........      --         --           --          53            34
     1.65% .........      --         --           --          --            25
     1.80% .........      --         --           --          --            49
     1.90% .........      --          1           --          --            --
                        ----        ---        -----       -----        ------
          Totals ...    $646        356        2,480       1,517        26,462
                        ====        ===        =====       =====        ======

                       NWSmCap   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen
                       -------   ---------   ---------   --------   -------
     0.95% .........    $   77       39            --         --      5,724
     1.00% .........        13       --            --         --        492
     1.05% .........        --       --            --         --          8
     1.10% .........        73        1            --         --      1,255
     1.15% .........        --       --            --         --         30
     1.20% .........       237      159            --         --      6,309
     1.25% .........        86       14            --         --        919
     1.30% .........     8,130       --        53,190     67,432     58,458
     1.35% .........         2        2            --         --        490
     1.40% .........         2       --            --         --        691
     1.45% .........        54       53            --         --        402
     1.50% .........        --        6            --         --         32

     Continued         NWSmCap   NWSmCapIx   NBEFGuard   NBEFPart   NBETGen
                       -------   ---------   ---------   --------   -------
     1.55% .........        --       --            --         --         31
     1.60% .........        --       --            --         --         38
     1.65% .........        --       --            --         --         96
     1.90% .........        --       --            --         --          1
                        ------      ---        ------     ------     ------
        Totals          $8,674      274        53,190     67,432     74,976
                        ======      ===        ======     ======     ======

                       NBETGuard   NBETPart   NBLtdMat   OppCapApA   OppGlob
                       ---------   --------   --------   ---------   -------
     0.95% .........     $  169        441         --      2,540       8,043
     1.00% .........         20         --         --        138         325
     1.05% .........         --         --         --         51         723
     1.10% .........        541          3         --        403       2,250
     1.20% .........      2,340        932         --        759       6,847
     1.25% .........         36        246         --        370       1,497
     1.30% .........         --         --     17,289         22     144,267
     1.35% .........        106         26         --         19         381
     1.40% .........          4         --         --        380         841
     1.45% .........         95         88         --        348         787
     1.50% .........          2         --         --         36          74
     1.55% .........         42         --         --         --          85
     1.60% .........         --         --         --         14         136
     1.65% .........         --         --         --         79          14
     1.70% .........         --         --         --         --          14
     1.75% .........         --         --         --          1           1
     1.90% .........         --          2         --         --          22
                         ------      -----     ------      -----     -------
        Totals .....     $3,355      1,738     17,289      5,160     166,307
                         ======      =====     ======      =====     =======

                       OppStrInc   PhxBalFd   PimTotRet   StComStk   StrMidCap
                       ---------   --------   ---------   --------   ---------
     0.95% .........      $ --          --      1,467       4,356        56
     1.00% .........        --          --         88         190        --
     1.05% .........        --          --         --         127        --
     1.10% .........        --          --      4,298       1,378         7
     1.15% .........        --          --        108          --        --
     1.20% .........        90          --      1,455       2,218       327
     1.25% .........       270          --        688       1,566        66
     1.30% .........        --      11,145        983      26,920         1
     1.35% .........       186          --        168          58        --
     1.40% .........        65          --        102          35        --
     1.45% .........        43          --        707         583        13
     1.50% .........        --          --        505          35        --
     1.60% .........        --          --        127           5        --
     1.65% .........        --          --          9          34        --
     1.70% .........        --          --         --          15        --
     1.80% .........        --          --         57          --        --
     1.90% .........        --          --         --           6        --
                          ----      ------     ------      ------       ---
        Totals .....      $654      11,145     10,762      37,526       470
                          ====      ======     ======      ======       ===

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                       StrGrInc   StLCap   TemForFd
                       --------   ------   --------
     0.95% .........     $ 76         --     3,740
     1.00% .........       --         --        78
     1.05% .........       --         --        31
     1.10% .........       --         --       379
     1.20% .........      402         --     3,275
     1.25% .........        6         --        73
     1.30% .........       --     32,950    59,424
     1.35% .........       33         --       481
     1.40% .........       --         --       466
     1.45% .........       98         --       336
     1.50% .........       --         --         3
     1.60% .........       --         --         1
     1.65% .........       --         --        49
                         ----     ------    ------
        Totals .....     $615     32,950    68,336
                         ====     ======    ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $445,912 and $301,904, respectively, and total transfers from the Account to the fixed account were $6,156,773 and $1,069,667, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002:

                                                         Contract                   Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     American Century Growth Fund - Investor Class
           2002 ....................................       0.95%        27,964   $ 4.719072     $  131,966      -26.83%
                                                           1.00%           332     4.712724          1,567      -26.87%
                                                           1.05%         7,314     4.706361         34,422      -26.90%
                                                           1.10%         2,909     4.700012         13,672      -26.94%
                                                           1.15%         2,282     4.693669         10,710      -26.98%
                                                           1.20%        18,216     4.687322         85,382      -27.02%
                                                           1.25%         3,222     4.680989         15,084      -27.05%
                                                           1.30%       122,892    57.972941      7,124,409      -27.09%
                                                           1.35%         4,954     4.668348         23,128      -27.13%
                                                           1.40%         5,196     4.662021         24,222      -27.16%
                                                           1.45%         5,580     4.655706         25,981      -27.20%
                                                           1.50%           435     4.649393          2,025      -27.24%
                                                           1.55%           538     4.643095          2,497      -27.27%
                                                           1.65%           181     4.630499            836      -27.35%
                                                           1.70%           278     4.624215          1,287      -27.39%

     American Century Income & Growth Fund - Advisor Class
           2002 ....................................       0.95%        70,142     6.442445        451,886      -20.37%
                                                           1.00%         3,940     6.433775         25,347      -20.41%
                                                           1.05%         9,618     6.425106         61,794      -20.45%
                                                           1.10%         7,670     6.416443         49,217      -20.49%
                                                           1.15%             7     6.407778             43      -20.53%
                                                           1.20%        48,480     6.399123        310,227      -20.57%
                                                           1.25%        21,272     6.390493        135,939      -20.61%
                                                           1.30%         1,519     6.381861          9,691      -20.65%
                                                           1.35%         2,135     6.373248         13,608      -20.69%
                                                           1.40%        18,343     6.364602        116,748      -20.73%
                                                           1.45%        15,616     6.355989         99,257      -20.77%
                                                           1.50%         1,944     6.347409         12,336      -20.81%
                                                           1.55%         1,178     6.338797          7,466      -20.85%
                                                           1.60%           260     6.330193          1,649      -20.89%
                                                           1.65%           206     6.321623          1,301      -20.93%
                                                           1.70%           109     6.313043            691      -20.97%
                                                           1.90%            61     6.278804            383      -21.13%

     American Century Income & Growth Fund - Investor Class
           2002 ....................................       1.30%       459,146    13.050867      5,992,253      -20.42%

     American Century International Growth Fund - Advisor Class
           2002 ....................................       0.95%        17,596     5.019457         88,323      -20.24%
                                                           1.00%             6     5.012690             29      -20.28%
                                                           1.05%           267     5.005932          1,335      -20.32%
                                                           1.10%         3,594     4.999175         17,966      -20.36%
                                                           1.15%         2,616     4.992424         13,058      -20.40%
                                                           1.20%        17,147     4.985687         85,488      -20.44%
                                                           1.25%         2,628     4.978951         13,083      -20.48%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                            1.35%          315     4.965500          1,563      -20.57%
                                                            1.40%          630     4.958774          3,122      -20.61%
                                                            1.45%        2,044     4.952058         10,123      -20.65%
                                                            1.50%          748     4.945354          3,698      -20.69%
                                                            1.60%           94     4.931964            464      -20.77%
                                                            1.90%           75     4.891888            365      -21.01%

     American Century International Growth Fund - Investor Class
           2002 ....................................        1.30%      109,800    14.441600      1,585,693      -20.30%

     American Century Short-Term Government Fund - Investor Class
           2002 ....................................        0.95%       65,399    11.696579        764,939        4.24%
                                                            1.00%        9,719    11.680840        113,528        4.18%
                                                            1.10%          834    11.649401          9,718        4.08%
                                                            1.20%       24,719    11.618023        287,184        3.97%
                                                            1.25%        1,251    11.602374         14,519        3.92%
                                                            1.30%      103,490    27.026869      2,797,011        3.87%
                                                            1.35%          732    11.571069          8,469        3.82%
                                                            1.40%           67    11.555444            772        3.76%
                                                            1.45%        3,095    11.539820         35,720        3.71%
                                                            1.50%           31    11.524226            353        3.66%
                                                            1.65%          445    11.477500          5,105        3.50%
                                                            1.70%           52    11.461949            600        3.45%
                                                            1.90%           19    11.399901            215        3.24%

     American Century Ultra(R) Fund - Investor Class
           2002 ....................................        0.95%      131,889     5.158453        680,341      -23.88%
                                                            1.00%        4,082     5.151505         21,030      -23.92%
                                                            1.05%        4,637     5.144560         23,853      -23.95%
                                                            1.10%       17,766     5.137604         91,277      -23.99%
                                                            1.15%        2,526     5.130684         12,960      -24.03%
                                                            1.20%      108,067     5.123750        553,706      -24.07%
                                                            1.25%       25,685     5.116815        131,424      -24.11%
                                                            1.30%      876,888    15.723098     13,787,390      -24.15%
                                                            1.35%       10,073     5.102991         51,401      -24.19%
                                                            1.40%        5,958     5.096092         30,362      -24.22%
                                                            1.45%       14,956     5.089179         76,116      -24.26%
                                                            1.50%        1,678     5.082284          8,527      -24.30%
                                                            1.55%          280     5.075401          1,420      -24.34%
                                                            1.60%           77     5.068518            390      -24.38%
                                                            1.65%           22     5.061637            109      -24.42%
                                                            1.90%            3     5.027338             17      -24.61%

     Credit Suisse Emerging Growth Fund - Common Shares
           2002 ....................................        1.30%      263,436     9.181258      2,418,674      -31.07%

     Credit Suisse Global Fixed Income Fund - Common Shares
           2002 ....................................        1.30%       50,344    12.375436        623,027        8.79%

     Delaware Group Delchester High-Yield Bond Fund, Inc.- Institutional Class
           2002 ....................................        1.30%       28,131    10.058200        282,951       -0.82%

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Dreyfus A Bonds Plus, Inc.
           2002 ....................................       1.30%       228,069    14.425775     3,290,077         6.48%

     Dreyfus Appreciation Fund, Inc.
           2002 ....................................       0.95%        61,125     7.248454       443,065       -17.93%
                                                           1.00%         4,021     7.238702        29,106       -17.97%
                                                           1.10%         2,334     7.219199        16,850       -18.06%
                                                           1.20%        37,185     7.199740       267,724       -18.14%
                                                           1.25%        15,142     7.190033       108,874       -18.18%
                                                           1.30%       211,024     9.997121     2,109,633       -18.22%
                                                           1.35%         6,025     7.170613        43,201       -18.26%
                                                           1.40%         1,889     7.160931        13,527       -18.31%
                                                           1.45%         4,666     7.151216        33,364       -18.35%
                                                           1.50%         1,368     7.141550         9,770       -18.39%
                                                           1.55%            23     7.131882           163       -18.43%
                                                           1.60%             7     7.122216            48       -18.47%
                                                           1.65%           328     7.112568         2,334       -18.51%
                                                           1.70%           173     7.102918         1,228       -18.55%
                                                           1.90%           384     7.064419         2,714       -18.72%

     Dreyfus Balanced Fund, Inc.
           2002 ....................................       0.95%        16,304     7.732705       126,073       -17.26%
                                                           1.00%        13,565     7.722287       104,751       -17.30%
                                                           1.05%         4,334     7.711891        33,427       -17.35%
                                                           1.10%         6,468     7.701488        49,810       -17.39%
                                                           1.20%         7,086     7.680727        54,424       -17.47%
                                                           1.25%         2,692     7.670357        20,649       -17.51%
                                                           1.30%        90,594     9.154131       829,311       -17.56%
                                                           1.35%         1,244     7.649645         9,514       -17.60%
                                                           1.40%         4,820     7.639302        36,824       -17.64%
                                                           1.45%         2,925     7.628982        22,316       -17.68%
                                                           1.50%           355     7.618639         2,706       -17.72%
                                                           1.55%           555     7.608329         4,224       -17.76%
                                                           1.60%            41     7.598019           310       -17.81%
                                                           1.70%            48     7.577420           367       -17.89%

     Dreyfus Emerging Leaders Fund
           2002 ....................................       0.95%           747     7.267637         5,430       -20.92%
                                                           1.20%         6,460     7.218759        46,633       -21.12%
                                                           1.25%           378     7.209002         2,722       -21.16%

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
           2002 ....................................       0.95%         2,417     4.574388        11,056       -30.04%
                                                           1.10%           407     4.555901         1,855       -30.15%
                                                           1.20%         6,387     4.543596        29,022       -30.22%
                                                           1.25%        11,267     4.537463        51,123       -30.26%
                                                           1.30%        59,417    14.968630       889,389       -30.29%
                                                           1.35%         2,654     4.525199        12,009       -30.33%
                                                           1.45%         2,324     4.512953        10,488       -30.40%
                                                           1.70%            39     4.482421           175       -30.58%

     Dreyfus S&P 500 Index Fund
           2002 ....................................       1.30%       723,651    20.305178    14,693,857       -23.52%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Evergreen Equity Income Fund - Class I
           2002 ....................................       1.30%        35,669    16.713543       596,162       -13.51%

     Federated Equity Income Fund - Class F Shares
           2002 ....................................       0.95%         1,723     6.092039        10,494       -20.19%
                                                           1.20%         5,798     6.057502        35,120       -20.39%
                                                           1.25%         1,919     6.050613        11,613       -20.43%
                                                           1.35%            47     6.036842           286       -20.51%
                                                           1.40%            60     6.029971           364       -20.55%
                                                           1.50%           277     6.016211         1,668       -20.63%

     Federated High Yield Trust
           2002 ....................................       0.95%         4,584     8.915066        40,863        -0.89%
                                                           1.00%           342     8.903033         3,042        -0.94%
                                                           1.10%         1,900     8.878995        16,873        -1.04%
                                                           1.15%         1,766     8.866994        15,660        -1.09%
                                                           1.20%         6,254     8.855003        55,376        -1.14%
                                                           1.25%         3,806     8.843020        33,653        -1.19%
                                                           1.30%        85,833     8.580012       736,449        -1.24%
                                                           1.35%            20     8.819090           177        -1.29%
                                                           1.40%         4,332     8.807133        38,155        -1.34%
                                                           1.45%           657     8.795198         5,776        -1.39%
                                                           1.50%           298     8.783263         2,614        -1.44%
                                                           1.60%           108     8.759435           943        -1.54%
                                                           1.90%             2     8.688182            13        -1.84%

     Federated Intermediate Income Fund - Institutional Service Class
           2002 ....................................       0.95%         9,390    11.893675       111,686         7.88%
                                                           1.00%           316    11.881316         3,752         7.82%
                                                           1.20%            52    11.827282           614         7.60%
                                                           1.35%            99    11.786844         1,166         7.44%
                                                           1.40%         5,442    11.773383        64,074         7.39%
                                                           1.45%           212    11.759931         2,494         7.33%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
           2002 ....................................       0.95%        13,937    11.761005       163,915         5.91%
                                                           1.05%         2,386    11.729359        27,982         5.81%
                                                           1.10%         7,552    11.713558        88,462         5.75%
                                                           1.20%        19,198    11.682031       224,272         5.65%
                                                           1.25%         2,552    11.666247        29,776         5.59%
                                                           1.30%       134,479    12.871381     1,730,933         5.54%
                                                           1.35%           776    11.634787         9,034         5.49%
                                                           1.40%         1,319    11.619076        15,327         5.43%
                                                           1.45%         1,729    11.603363        20,067         5.38%
                                                           1.55%           289    11.571984         3,341         5.27%
                                                           1.90%            81    11.462628           928         4.90%
                                                           2.05%            45    11.415943           515         4.74%

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*   Units     Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   -------------   --------
     Fidelity(R) Advisor Balanced Fund - Class A
           2002 ....................................       0.95%        30,367     8.384547       254,611        -9.66%
                                                           1.00%           336     8.373255         2,817        -9.71%
                                                           1.05%           717     8.361967         5,996        -9.76%
                                                           1.10%        20,365     8.350706       170,060        -9.80%
                                                           1.20%        16,083     8.328190       133,945        -9.89%
                                                           1.25%         3,581     8.316959        29,787        -9.94%
                                                           1.35%         3,659     8.294516        30,354       -10.03%
                                                           1.40%           198     8.283294         1,638       -10.08%
                                                           1.45%         4,371     8.272082        36,154       -10.12%
                                                           1.50%         1,284     8.260903        10,607       -10.17%
                                                           1.70%            85     8.216216           700       -10.35%

     Fidelity(R) Advisor Balanced Fund - Class T
           2002 ....................................       1.30%        85,330    12.496654     1,066,341       -10.26%

     Fidelity(R) Advisor Equity Growth Fund - Class A
           2002 ....................................       0.95%        60,496     4.909408       297,001       -31.19%
                                                           1.10%         2,605     4.892688        12,745       -31.29%
                                                           1.20%        24,626     4.881553       120,215       -31.36%
                                                           1.25%         3,842     4.876002        18,734       -31.40%
                                                           1.35%            57     4.864881           276       -31.47%
                                                           1.40%         4,722     4.859334        22,946       -31.50%
                                                           1.45%         5,405     4.853795        26,234       -31.54%
                                                           1.50%         1,013     4.848254         4,910       -31.57%
                                                           1.65%           994     4.831652         4,802       -31.68%
                                                           1.70%           222     4.826114         1,069       -31.71%

     Fidelity(R) Advisor Equity Income Fund - Class A
           2002 ....................................       0.95%        96,630     9.041160       873,650       -16.31%
                                                           1.00%           465     9.028990         4,194       -16.35%
                                                           1.05%         2,572     9.016823        23,189       -16.39%
                                                           1.10%        16,425     9.004669       147,906       -16.43%
                                                           1.15%         1,489     8.992544        13,391       -16.48%
                                                           1.20%        36,566     8.980408       328,374       -16.52%
                                                           1.25%        13,171     8.968307       118,120       -16.56%
                                                           1.30%           381     8.956187         3,416       -16.60%
                                                           1.35%         4,577     8.944079        40,939       -16.65%
                                                           1.40%         7,285     8.932000        65,074       -16.69%
                                                           1.45%         7,824     8.919919        69,790       -16.73%
                                                           1.50%         2,370     8.907850        21,108       -16.77%
                                                           1.55%        16,776     8.895791       149,232       -16.81%
                                                           1.60%           221     8.883744         1,963       -16.86%
                                                           1.65%           355     8.871707         3,151       -16.90%
                                                           1.70%            25     8.859694           217       -16.94%
                                                           1.80%             7     8.835658            64       -17.03%
                                                           1.90%            41     8.811685           365       -17.11%

     Fidelity(R) Advisor Equity Income Fund - Class T
           2002 ....................................       1.30%       173,217    14.506340     2,512,751       -16.74%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Fidelity(R) Advisor Growth Opportunities Fund - Class A
           2002 ....................................       0.95%        10,343     5.484944         56,733      -23.08%
                                                           1.00%         1,295     5.477554          7,093      -23.12%
                                                           1.10%         2,755     5.462791         15,051      -23.19%
                                                           1.20%        18,727     5.448060        102,027      -23.27%
                                                           1.25%         1,257     5.440694          6,838      -23.31%
                                                           1.35%           960     5.425999          5,211      -23.39%
                                                           1.40%           409     5.418642          2,216      -23.43%
                                                           1.45%         4,685     5.411322         25,352      -23.47%
                                                           1.50%           970     5.404001          5,240      -23.50%
                                                           1.90%            46     5.345586            245      -23.82%

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
           2002 ....................................       1.30%       375,670     9.882801      3,712,674      -23.44%

     Fidelity(R) Advisor High Yield Fund - Class T
           2002 ....................................       0.95%        35,327     8.424851        297,621       -4.94%
                                                           1.00%         1,629     8.413530         13,702       -4.99%
                                                           1.10%           639     8.390860          5,361       -5.08%
                                                           1.15%         1,244     8.379537         10,420       -5.13%
                                                           1.20%         6,650     8.368248         55,648       -5.18%
                                                           1.25%         1,310     8.356954         10,944       -5.23%
                                                           1.30%       174,086    10.878719      1,893,830       -5.26%
                                                           1.35%           782     8.334404          6,520       -5.32%
                                                           1.40%            45     8.323130            378       -5.37%
                                                           1.45%           702     8.311871          5,836       -5.42%
                                                           1.50%           468     8.300627          3,884       -5.47%
                                                           1.70%            88     8.255737            725       -5.66%
                                                           1.90%             8     8.210991             66       -5.85%

     Fidelity(R) Advisor Overseas Fund - Class A
           2002 ....................................       0.95%         2,717     5.744635         15,608      -20.89%
                                                           1.20%         1,558     5.712083          8,901      -21.09%
                                                           1.25%            56     5.705561            320      -21.13%
                                                           1.45%            71     5.679602            404      -21.29%

     Fidelity(R) Asset Manager(TM)
           2002 ....................................       1.30%       242,946    16.774479      4,075,286       -9.25%

     Fidelity(R) Capital & Income Fund
           2002 ....................................       1.30%        12,054    44.643248        538,152       -1.71%

     Fidelity(R) Equity-Income Fund
           2002 ....................................       1.30%       121,343    68.411071      8,301,198      -18.24%

     Fidelity(R) Magellan(R) Fund
           2002 ....................................       1.30%       941,898    21.136094     19,908,044      -24.66%

     Fidelity(R) Puritan(R) Fund
           2002 ....................................       1.30%       455,032    21.817307      9,927,580       -9.11%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2002 ....................................       1.30%         2,911    17.364297         50,542        2.10%

                                                         Contract                   Unit          Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
           2002 ....................................       0.95%        73,324    10.191797        747,300      -12.04%
                                                           1.00%         3,568    10.178078         36,312      -12.09%
                                                           1.05%           567    10.164357          5,759      -12.13%
                                                           1.10%        12,391    10.150678        125,782      -12.18%
                                                           1.15%         1,786    10.136982         18,109      -12.22%
                                                           1.20%        34,385    10.123310        348,093      -12.26%
                                                           1.25%        12,553    10.109649        126,911      -12.31%
                                                           1.30%       228,870    11.454096      2,621,497      -12.35%
                                                           1.35%         1,336    10.082366         13,468      -12.40%
                                                           1.40%           260    10.068740          2,616      -12.44%
                                                           1.45%         8,585    10.055126         86,328      -12.49%
                                                           1.50%         1,257    10.041519         12,626      -12.53%
                                                           1.55%           743    10.027932          7,453      -12.58%
                                                           1.60%           261    10.014358          2,613      -12.62%
                                                           1.65%           661    10.000792          6,612      -12.66%
                                                           1.70%           104     9.987213          1,038      -12.71%
                                                           1.80%             6     9.960143             65      -12.80%
                                                           1.90%           123     9.933114          1,222      -12.89%

     Franklin Small Cap Growth Fund I - Class A
           2002 ....................................       0.95%        93,847     4.689230        440,072      -30.25%
                                                           1.00%         5,416     4.682902         25,362      -30.29%
                                                           1.05%         8,492     4.676591         39,715      -30.32%
                                                           1.10%         4,064     4.670272         18,978      -30.36%
                                                           1.20%        35,192     4.657650        163,913      -30.43%
                                                           1.25%        25,389     4.651353        118,095      -30.46%
                                                           1.30%           984     4.645069          4,572      -30.50%
                                                           1.35%         1,118     4.638770          5,188      -30.53%
                                                           1.40%           950     4.632489          4,403      -30.57%
                                                           1.45%         6,378     4.626215         29,507      -30.60%
                                                           1.50%         2,421     4.619942         11,184      -30.64%
                                                           1.55%           317     4.613672          1,463      -30.67%
                                                           1.65%           647     4.601167          2,977      -30.74%
                                                           1.70%           275     4.594917          1,263      -30.78%
                                                           1.80%            14     4.582422             63      -30.85%
                                                           1.90%            45     4.569957            204      -30.92%

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
           2002 ....................................       0.95%        11,907    11.615476        138,300       -6.86%
                                                           1.00%           388    11.602290          4,507       -6.90%
                                                           1.10%         2,010    11.575999         23,268       -7.00%
                                                           1.15%           753    11.562834          8,711       -7.05%
                                                           1.20%         8,603    11.549703         99,362       -7.09%
                                                           1.25%         7,334    11.536558         84,612       -7.14%
                                                           1.35%         3,127    11.510327         35,997       -7.23%
                                                           1.40%         4,469    11.497232         51,379       -7.28%
                                                           1.45%         3,239    11.484125         37,199       -7.33%
                                                           1.50%           459    11.471045          5,265       -7.37%
                                                           1.70%            43    11.418764            494       -7.56%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit         Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     Gartmore Bond Fund - Class D
           2002 ....................................       0.95%        19,274    12.491862        240,774        8.23%
                                                           1.05%         4,977    12.458153         62,004        8.12%
                                                           1.10%           560    12.441326          6,971        8.07%
                                                           1.15%             5    12.424509             56        8.01%
                                                           1.20%         9,298    12.407703        115,364        7.96%
                                                           1.25%         2,642    12.390913         32,739        7.90%
                                                           1.35%         1,032    12.357378         12,747        7.79%
                                                           1.40%            54    12.340635            672        7.74%
                                                           1.45%         1,335    12.323899         16,451        7.68%
                                                           1.50%             1    12.307181             17        7.63%
                                                           1.70%            28    12.240451            339        7.41%
                                                           1.90%            27    12.173950            324        7.19%
                                                           2.05%            13    12.124223            160        7.03%

        Tax qualified
           2002 ....................................       1.30%        39,588    51.926861      2,055,664        7.85%

        Non-tax qualified
           2002 ....................................       1.30%            72    51.704249          3,748        7.85%

     Gartmore Government Bond Fund - Class D
           2002 ....................................       0.95%       139,705    12.919549      1,804,919        9.93%
                                                           1.00%         9,005    12.902158        116,185        9.87%
                                                           1.05%           306    12.884801          3,936        9.81%
                                                           1.10%        18,106    12.867461        232,984        9.76%
                                                           1.20%        22,083    12.832797        283,389        9.65%
                                                           1.25%         1,178    12.815484         15,093        9.59%
                                                           1.30%       290,481    14.993745      4,355,393        9.52%
                                                           1.35%         6,812    12.780933         87,069        9.48%
                                                           1.40%        18,403    12.763660        234,894        9.43%
                                                           1.45%         1,423    12.746420         18,139        9.37%
                                                           1.50%            23    12.729200            291        9.32%
                                                           1.60%           215    12.694775          2,731        9.20%
                                                           1.70%           136    12.660414          1,716        9.09%
                                                           1.90%           103    12.591867          1,294        8.87%

     Gartmore Growth Fund - Class D
           2002 ....................................       1.00%           420     3.717106          1,562      -29.42%
                                                           1.20%        10,587     3.697066         39,141      -29.56%
                                                           1.25%             4     3.692057             13      -29.60%
                                                           1.35%            25     3.682078             93      -29.67%
                                                           1.40%           327     3.677095          1,204      -29.70%
                                                           1.45%         1,324     3.672095          4,863      -29.74%

        Tax qualified
           2002 ....................................       1.30%        19,736    45.598362        899,907      -29.63%

        Non-tax qualified
           2002 ....................................       1.30%           116    48.146131          5,599      -29.63%

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*    Units   Fair Value   Owners' Equity   Return**
                                                       -------------   ------   ----------   --------------   --------
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2002 ....................................       1.20%          480     8.399369         4,033       -13.37%
                                                           1.25%           27     8.393353           224       -13.41%
                                                           1.30%        7,328     8.387312        61,462       -13.45%
                                                           1.50%           39     8.363217           322       -13.63%

     Gartmore ID Aggressive Fund - Service Class
           2002 ....................................       0.95%          162     6.709728         1,088       -19.18%
                                                           1.20%       10,324     6.671685        68,877       -19.38%
                                                           1.25%          276     6.664095         1,842       -19.42%
                                                           1.35%          118     6.648932           787       -19.50%
                                                           1.40%        1,403     6.641350         9,316       -19.54%
                                                           1.45%           88     6.633766           582       -19.58%
                                                           1.50%          306     6.626215         2,027       -19.63%

     Gartmore ID Conservative Fund - Service Class
           2002 ....................................       0.95%       16,013    10.110988       161,909        -0.44%
                                                           1.20%       15,050    10.053757       151,313        -0.69%
                                                           1.30%        1,086    10.030912        10,893        -0.79%
                                                           1.35%           19    10.019506           194        -0.84%
                                                           1.45%           58     9.996699           581        -0.94%

     Gartmore ID Moderate Fund - Service Class
           2002 ....................................       0.95%       27,423     8.231400       225,734       -10.41%
                                                           1.15%        5,336     8.194094        43,722       -10.59%
                                                           1.20%       14,996     8.184771       122,736       -10.64%
                                                           1.25%          794     8.175467         6,493       -10.68%
                                                           1.35%          411     8.156878         3,354       -10.77%
                                                           1.40%        1,003     8.147581         8,171       -10.82%
                                                           1.45%        2,737     8.138293        22,276       -10.86%
                                                           1.50%           20     8.129015           160       -10.91%
                                                           1.75%           74     8.082712           595       -11.14%

     Gartmore ID Moderately Aggressive Fund - Service Class
           2002 ....................................       0.95%        3,932     7.353261        28,916       -15.25%
                                                           1.20%       13,491     7.311587        98,640       -15.46%
                                                           1.35%          568     7.286663         4,138       -15.59%
                                                           1.40%        1,145     7.278356         8,331       -15.63%
                                                           1.45%          198     7.270065         1,442       -15.68%
                                                           1.50%        2,050     7.261770        14,885       -15.72%

     Gartmore ID Moderately Conservative Fund - Service Class
           2002 ....................................       1.20%        1,729     9.156929        15,835        -5.39%
                                                           1.35%        1,127     9.125733        10,286        -5.53%
                                                           1.40%        4,967     9.115334        45,279        -5.58%
                                                           1.45%        1,436     9.104947        13,074        -5.63%

     Gartmore Large Cap Value Fund - Class A
           2002 ....................................       0.95%        7,275     9.043656        65,790       -14.61%
                                                           1.20%        8,903     8.982883        79,971       -14.82%
                                                           1.25%          384     8.970753         3,448       -14.86%
                                                           1.30%       47,077     8.764959       412,626       -14.91%
                                                           1.45%          420     8.922373         3,752       -15.04%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                           1.50%           471     8.910299          4,201      -15.08%
                                                           1.65%           278     8.874148          2,470      -15.21%
                                                           1.90%             2     8.814083             18      -15.43%

     Gartmore Money Market Fund - Prime Shares
           2002 ....................................       1.30%       588,136    23.191202     13,639,591       -0.19%
        Tax qualified
           2002 ....................................       1.30%        44,653    29.202279      1,303,965       -0.19%
        Non-tax qualified
           2002 ....................................       1.30%           830    29.386834         24,405       -0.19%

     Gartmore Money Market Fund - Service Class
           2002 ....................................       0.95%       141,507    10.585603      1,497,936        0.05%
                                                           1.00%         3,157    10.571320         33,376       -0.01%
                                                           1.05%         7,677    10.557043         81,049       -0.06%
                                                           1.10%        44,330    10.542778        467,359       -0.11%
                                                           1.15%        11,682    10.528530        122,997       -0.16%
                                                           1.20%       467,032    10.514290      4,910,506       -0.21%
                                                           1.25%        21,913    10.500062        230,088       -0.26%
                                                           1.30%         3,044    10.485848         31,915       -0.31%
                                                           1.35%        45,798    10.471646        479,583       -0.36%
                                                           1.40%         3,385    10.457452         35,403       -0.41%
                                                           1.45%        16,107    10.443276        168,206       -0.46%
                                                           1.50%         1,150    10.429108         11,996       -0.51%
                                                           1.60%            72    10.400811            750       -0.61%
                                                           1.70%             3    10.372561             35       -0.71%
                                                           1.75%           110    10.358455          1,137       -0.76%
                                                           1.90%           376    10.316209          3,877       -0.91%

     Gartmore Total Return Fund - Class D
           2002 ....................................       0.95%         5,410     6.840342         37,005      -17.92%
                                                           1.00%         1,028     6.831141          7,021      -17.96%
                                                           1.10%         1,194     6.812739          8,132      -18.04%
                                                           1.20%         3,169     6.794368         21,533      -18.12%
                                                           1.25%         1,659     6.785187         11,257      -18.16%
                                                           1.35%           324     6.766860          2,191      -18.25%
                                                           1.40%           216     6.757705          1,458      -18.29%
                                                           1.45%         1,265     6.748557          8,539      -18.33%
                                                           1.50%            22     6.739416            147      -18.37%
                                                           1.65%            89     6.712058            598      -18.50%
                                                           1.90%            --     6.666620              3      -18.70%

        Tax qualified
           2002 ....................................       1.30%        51,953    84.693403      4,400,104      -18.21%
        Non-tax qualified
           2002 ....................................       1.30%            60    88.216785          5,269      -18.21%

     Gartmore Value Opportunities Fund - Class A
           2002 ....................................       0.95%         1,279     9.174929         11,731      -15.18%
                                                           1.20%           516     9.122960          4,708      -15.39%
                                                           1.25%           407     9.112582          3,710      -15.43%
                                                           1.35%           544     9.091861          4,946      -15.52%

                                                          Contract                  Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
                                                           1.45%           480    9.071142           4,355      -15.61%
                                                           1.50%           172    9.060817           1,562      -15.65%
                                                           1.60%         1,046    9.040126           9,457      -15.73%

     INVESCO Dynamics Fund - Investor Class
           2002 ....................................       0.95%        92,435    3.797162         350,990      -33.72%
                                                           1.00%         4,448    3.792038          16,868      -33.75%
                                                           1.05%         9,700    3.786927          36,733      -33.79%
                                                           1.10%        26,430    3.781806          99,953      -33.82%
                                                           1.15%         5,722    3.776694          21,609      -33.85%
                                                           1.20%        70,939    3.771594         267,552      -33.89%
                                                           1.25%        26,081    3.766489          98,235      -33.92%
                                                           1.30%       475,070    7.093317       3,369,819      -33.95%
                                                           1.35%         7,410    3.756287          27,833      -33.99%
                                                           1.40%        17,853    3.751191          66,968      -34.02%
                                                           1.45%        15,712    3.746112          58,860      -34.06%
                                                           1.50%         3,259    3.741024          12,192      -34.09%
                                                           1.55%         1,581    3.735960           5,907      -34.12%
                                                           1.60%         1,052    3.730876           3,926      -34.16%
                                                           1.65%           203    3.725817             756      -34.19%
                                                           1.70%           136    3.720751             507      -34.22%

     INVESCO Small Company Growth Fund - Investor Class
           2002 ....................................       0.95%        33,181    4.703304         156,059      -32.04%
                                                           1.00%         1,117    4.696962           5,245      -32.07%
                                                           1.05%         3,471    4.690611          16,282      -32.11%
                                                           1.10%         4,402    4.684280          20,618      -32.14%
                                                           1.20%       181,013    4.671637         845,625      -32.21%
                                                           1.25%         6,267    4.665323          29,235      -32.24%
                                                           1.30%         1,724    4.658997           8,033      -32.28%
                                                           1.35%        45,523    4.652697         211,807      -32.31%
                                                           1.40%         4,772    4.646397          22,172      -32.35%
                                                           1.45%         3,812    4.640107          17,688      -32.38%
                                                           1.50%         1,968    4.633810           9,121      -32.42%
                                                           1.55%           797    4.627524           3,690      -32.45%
                                                           1.60%            87    4.621242             400      -32.48%
                                                           1.65%           118    4.614972             546      -32.52%

     INVESCO Total Return Fund - Investor Class
           2002 ....................................       0.95%         3,436    8.374638          28,775      -13.28%
                                                           1.05%           229    8.352096           1,915      -13.36%
                                                           1.10%         2,084    8.340842          17,381      -13.41%
                                                           1.20%        17,265    8.318370         143,614      -13.50%
                                                           1.25%         8,614    8.307132          71,554      -13.54%
                                                           1.35%         1,088    8.284707           9,010      -13.63%
                                                           1.40%         6,557    8.273516          54,246      -13.67%
                                                           1.45%         4,135    8.262334          34,167      -13.72%
                                                           1.50%           396    8.251159           3,265      -13.76%
                                                           1.55%           191    8.239981           1,574      -13.80%
                                                           1.70%            60    8.206547             491      -13.93%
                                                           2.05%            21    8.128815             170      -14.24%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit        Contract       Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity  Return**
                                                       -------------   -------   ----------   -------------   --------
     Janus Adviser Balanced Fund
           2002 ....................................       0.95%        68,954     8.533019       588,386       -7.46%
                                                           1.00%         3,069     8.523335        26,155       -7.50%
                                                           1.10%         5,021     8.503980        42,697       -7.60%
                                                           1.20%        10,338     8.484687        87,718       -7.69%
                                                           1.25%         4,602     8.475036        39,001       -7.74%
                                                           1.30%           434     8.465394         3,670       -7.78%
                                                           1.35%         1,268     8.455757        10,720       -7.83%
                                                           1.40%         3,662     8.446123        30,929       -7.88%
                                                           1.45%         7,799     8.436499        65,795       -7.92%
                                                           1.50%         1,684     8.426889        14,194       -7.97%
                                                           1.65%           713     8.398088         5,988       -8.11%
                                                           1.70%            26     8.388485           221       -8.16%

     Janus Adviser International Fund
           2002 ....................................       1.05%           991     5.019740         4,976      -26.40%
                                                           1.20%         4,398     5.002626        22,000      -26.52%
                                                           1.25%         1,020     4.996933         5,095      -26.55%
                                                           1.30%           524     4.991247         2,614      -26.59%
                                                           1.35%            19     4.985550            95      -26.63%
                                                           1.40%           737     4.979866         3,669      -26.66%
                                                           1.45%           271     4.974186         1,348      -26.70%

     Janus Adviser Worldwide Fund
           2002 ....................................       0.95%        42,954     5.064214       217,530      -26.71%
                                                           1.00%         3,632     5.058464        18,372      -26.74%
                                                           1.05%         9,263     5.052724        46,803      -26.78%
                                                           1.10%        11,837     5.046978        59,744      -26.82%
                                                           1.15%         1,005     5.041229         5,066      -26.85%
                                                           1.20%        49,807     5.035497       250,805      -26.89%
                                                           1.25%        35,553     5.029762       178,822      -26.93%
                                                           1.30%           983     5.024026         4,939      -26.96%
                                                           1.35%         7,342     5.018307        36,845      -27.00%
                                                           1.40%         9,402     5.012580        47,130      -27.04%
                                                           1.45%        15,457     5.006864        77,389      -27.08%
                                                           1.50%           804     5.001147         4,022      -27.11%
                                                           1.55%            54     4.995444           269      -27.15%
                                                           1.65%           682     4.984020         3,400      -27.22%
                                                           1.70%           378     4.978320         1,882      -27.26%
                                                           1.90%           278     4.955552         1,376      -27.41%

     Janus Fund
           2002 ....................................       0.95%       101,949     4.191664       427,335      -28.25%
                                                           1.00%         3,587     4.186010        15,016      -28.29%
                                                           1.05%         5,469     4.180365        22,862      -28.32%
                                                           1.10%        36,473     4.174718       152,266      -28.36%
                                                           1.15%         2,325     4.169080         9,693      -28.40%
                                                           1.20%        75,667     4.163448       315,036      -28.43%
                                                           1.25%        36,623     4.157816       152,272      -28.47%
                                                           1.30%       641,639    12.763024     8,189,256      -28.51%

                                                          Contract                    Unit        Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
                                                           1.35%           6,821     4.146575         28,285      -28.54%
                                                           1.40%           4,611     4.140942         19,093      -28.58%
                                                           1.45%          10,141     4.135334         41,935      -28.61%
                                                           1.50%             924     4.129733          3,814      -28.65%
                                                           1.55%             392     4.124129          1,616      -28.69%
                                                           1.65%             185     4.112933            761      -28.76%
                                                           1.70%              85     4.107350            350      -28.80%
                                                           1.90%             109     4.085043            444      -28.94%
                                                           2.05%               9     4.068352             36      -29.05%

     Janus Twenty Fund
           2002 ....................................       0.95%         164,145     3.630109        595,866      -24.74%
                                                           1.00%           1,407     3.625210          5,099      -24.78%
                                                           1.05%          18,424     3.620325         66,700      -24.82%
                                                           1.10%          30,261     3.615432        109,406      -24.86%
                                                           1.15%          14,865     3.610550         53,672      -24.90%
                                                           1.20%         153,274     3.605667        552,653      -24.93%
                                                           1.25%          61,727     3.600786        222,266      -24.97%
                                                           1.30%       1,023,407    18.399796     18,830,481      -25.01%
                                                           1.35%          11,506     3.591050         41,318      -25.05%
                                                           1.40%           5,608     3.586193         20,111      -25.09%
                                                           1.45%          16,466     3.581326         58,970      -25.12%
                                                           1.50%           2,840     3.576470         10,158      -25.16%
                                                           1.55%             424     3.571623          1,513      -25.20%
                                                           1.60%             335     3.566774          1,193      -25.24%
                                                           1.65%              15     3.561920             54      -25.28%
                                                           1.70%             218     3.557091            774      -25.31%
                                                           1.90%             324     3.537769          1,145      -25.47%

     Janus Worldwide Fund
           2002 ....................................       0.95%          11,060     4.407161         48,744      -26.72%
                                                           1.00%           1,174     4.401223          5,167      -26.76%
                                                           1.05%           1,229     4.395283          5,403      -26.79%
                                                           1.10%             569     4.389340          2,498      -26.83%
                                                           1.20%           3,262     4.377496         14,281      -26.90%
                                                           1.25%          15,774     4.371576         68,955      -26.94%
                                                           1.30%         829,941    11.277094      9,359,320      -26.98%
                                                           1.45%             978     4.347960          4,252      -27.09%
                                                           1.50%             440     4.342071          1,911      -27.13%

     Lazard Small Cap Portfolio - Open Shares
           2002 ....................................       0.95%           9,038    10.217966         92,347      -18.60%
                                                           1.10%           2,223    10.176738         22,627      -18.73%
                                                           1.20%          78,755    10.149285        799,312      -18.81%
                                                           1.25%           2,530    10.135587         25,640      -18.85%
                                                           1.30%         138,568    11.248436      1,558,669      -18.89%
                                                           1.35%          22,032    10.108230        222,708      -18.93%
                                                           1.40%              32    10.094567            322      -18.98%
                                                           1.45%           1,886    10.080904         19,014      -19.02%
                                                           1.50%             234    10.067278          2,354      -19.06%
                                                           1.60%              40    10.040030            403      -19.14%
                                                           1.90%             126     9.958531          1,251      -19.39%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                          Contract                 Unit         Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                       -------------   -------   ----------   --------------   --------
     MFS(R) Strategic Income Fund - Class A
           2002 ....................................       1.30%        39,645    10.725862      425,225         5.99%

     Nationwide(R) Bond Index Fund - Class A
           2002 ....................................       0.95%         1,369    12.086750       16,545         8.41%
                                                           1.10%           559    12.047175        6,739         8.25%
                                                           1.20%         5,178    12.019737       62,239         8.14%
                                                           1.25%           679    12.006035        8,156         8.09%
                                                           1.35%           354    11.978635        4,242         7.98%
                                                           1.45%           394    11.951293        4,707         7.87%

     Nationwide(R) International Index Fund - Class A
           2002 ....................................       1.10%           218     6.011435        1,311       -18.61%
                                                           1.20%           139     5.997772          831       -18.69%
                                                           1.35%             8     5.977297           48       -18.81%
                                                           1.45%           163     5.963672          974       -18.90%
                                                           1.90%            36     5.902573          213       -19.27%

     Nationwide(R) Large Cap Growth Fund - Class A
           2002 ....................................       1.20%         3,144     4.150639       13,048       -29.13%
                                                           1.25%           865     4.145029        3,585       -29.17%
                                                           1.30%        28,290     5.634947      159,412       -29.21%
                                                           1.45%         9,238     4.122642       38,083       -29.31%

     Nationwide(R) Mid Cap Market Index Fund - Class A
           2002 ....................................       0.95%        11,511     7.988701       91,959       -16.08%
                                                           1.10%        10,456     7.961508       83,245       -16.21%
                                                           1.20%         7,539     7.943422       59,888       -16.29%
                                                           1.25%           403     7.934376        3,200       -16.33%
                                                           1.35%           357     7.916317        2,823       -16.42%
                                                           1.40%            55     7.907285          432       -16.46%
                                                           1.45%         1,428     7.898272       11,280       -16.50%
                                                           1.60%         1,188     7.871263        9,353       -16.63%
                                                           1.90%             5     7.817383           36       -16.89%

     Nationwide(R) S&P 500 Index Fund - Service Class
           2002 ....................................       0.95%        80,721     5.965991      481,582       -23.41%
                                                           1.00%         7,857     5.957958       46,812       -23.45%
                                                           1.05%         3,458     5.949936       20,575       -23.49%
                                                           1.10%        20,354     5.941904      120,944       -23.52%
                                                           1.20%       117,936     5.925868      698,874       -23.60%
                                                           1.25%        26,252     5.917876      155,356       -23.64%
                                                           1.30%        90,595     6.956820      630,253       -23.68%
                                                           1.35%         9,278     5.901883       54,759       -23.72%
                                                           1.40%           376     5.893888        2,217       -23.76%
                                                           1.45%        12,044     5.885925       70,892       -23.80%
                                                           1.50%         3,032     5.877957       17,823       -23.83%
                                                           1.55%           896     5.869992        5,259       -23.87%
                                                           1.60%           334     5.862041        1,960       -23.91%
                                                           1.65%           549     5.854072        3,216       -23.95%
                                                           1.80%           782     5.830266        4,560       -24.07%
                                                           2.05%            13     5.790721           77       -24.26%

                                                        Contract                   Unit         Contract        Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
     Nationwide(R) Small Cap Fund - Class A
           2002 ...................................       0.95%         1,047     7.937781          8,315      -19.32%
                                                          1.00%           301     7.927100          2,383      -19.36%
                                                          1.10%         1,024     7.905738          8,096      -19.44%
                                                          1.20%         4,185     7.884425         32,994      -19.53%
                                                          1.25%           473     7.873769          3,722      -19.57%
                                                          1.30%        66,028     9.740635        643,157      -19.61%
                                                          1.35%           111     7.852499            871      -19.65%
                                                          1.40%            67     7.841882            528      -19.69%
                                                          1.45%           891     7.831264          6,980      -19.73%

     Nationwide(R) Small Cap Index Fund - Class A
           2002 ...................................       0.95%           901     7.472028          6,734      -21.69%
                                                          1.10%           658     7.446591          4,900      -21.81%
                                                          1.20%         3,723     7.429682         27,658      -21.89%
                                                          1.25%           579     7.421210          4,300      -21.93%
                                                          1.35%           113     7.404320            839      -22.01%
                                                          1.40%            35     7.395876            261      -22.05%
                                                          1.45%           839     7.387440          6,199      -22.09%
                                                          1.50%           323     7.379022          2,380      -22.13%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
           2002 ...................................       1.30%       241,595    12.661621      3,058,980      -26.71%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
           2002 ...................................       1.30%       209,534    18.698477      3,917,971      -25.80%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
           2002 ...................................       0.95%        58,565    12.648346        740,751       -3.92%
                                                          1.00%         2,580    12.631332         32,584       -3.96%
                                                          1.05%            89    12.614331          1,120       -4.01%
                                                          1.10%        10,076    12.597330        126,932       -4.06%
                                                          1.15%           380    12.580349          4,776       -4.11%
                                                          1.20%        45,850    12.563388        576,027       -4.16%
                                                          1.25%         7,872    12.546432         98,771       -4.21%
                                                          1.30%       367,708    13.175921      4,844,886       -4.26%
                                                          1.35%         1,798    12.512564         22,497       -4.30%
                                                          1.40%         6,569    12.495669         82,089       -4.35%
                                                          1.45%         2,895    12.478777         36,126       -4.40%
                                                          1.50%           374    12.461902          4,665       -4.45%
                                                          1.55%         1,906    12.445027         23,717       -4.50%
                                                          1.60%           272    12.428175          3,384       -4.55%
                                                          1.65%           222    12.411341          2,749       -4.60%
                                                          1.90%            24    12.327366            301       -4.84%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
           2002 ...................................       0.95%         1,899     6.689081         12,701      -26.61%
                                                          1.00%           461     6.680076          3,081      -26.65%
                                                          1.10%         5,384     6.662086         35,867      -26.72%
                                                          1.20%        27,557     6.644112        183,091      -26.80%
                                                          1.25%           567     6.635151          3,762      -26.83%
                                                          1.35%         1,089     6.617226          7,204      -26.91%
                                                          1.40%            52     6.608278            345      -26.95%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                  Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                          1.45%         1,590     6.599329         10,495      -26.98%
                                                          1.50%            50     6.590402            331      -27.02%
                                                          1.55%           358     6.581467          2,359      -27.06%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
           2002 ...................................       0.95%         4,765     7.241845         34,504      -25.62%
                                                          1.10%           118     7.212602            848      -25.73%
                                                          1.20%        12,228     7.193149         87,956      -25.81%
                                                          1.25%         2,316     7.183433         16,639      -25.85%
                                                          1.35%           255     7.164027          1,825      -25.92%
                                                          1.45%           726     7.144661          5,187      -26.00%
                                                          1.90%            49     7.057890            343      -26.34%

     Neuberger Berman Limited Maturity Bond Fund(R) -  Investor Class Shares
           2002 ...................................       1.30%        89,370    14.139142      1,263,616        3.74%

     Oppenheimer Capital Appreciation Fund A
           2002 ...................................       0.95%        45,178     5.749369        259,742      -26.96%
                                                          1.00%         3,263     5.742842         18,738      -27.00%
                                                          1.05%           762     5.736313          4,370      -27.03%
                                                          1.10%         7,238     5.729798         41,471      -27.07%
                                                          1.20%        19,628     5.716764        112,209      -27.14%
                                                          1.25%         6,166     5.710251         35,209      -27.18%
                                                          1.30%           229     5.703747          1,307      -27.22%
                                                          1.35%         1,093     5.697232          6,225      -27.26%
                                                          1.40%         5,849     5.690742         33,286      -27.29%
                                                          1.45%         5,466     5.684252         31,068      -27.33%
                                                          1.50%         1,775     5.677765         10,077      -27.37%
                                                          1.60%           183     5.664808          1,037      -27.44%
                                                          1.65%         1,505     5.658328          8,518      -27.48%
                                                          1.70%            38     5.651848            214      -27.51%
                                                          1.75%            80     5.645379            450      -27.55%
                                                          1.80%            11     5.638922             62      -27.59%

     Oppenheimer Global Fund A
           2002 ...................................       0.95%       121,801     6.392280        778,588      -23.19%
                                                          1.00%         4,982     6.383684         31,806      -23.22%
                                                          1.05%         9,256     6.375066         59,009      -23.26%
                                                          1.10%        29,241     6.366472        186,160      -23.30%
                                                          1.20%        77,741     6.349286        493,603      -23.38%
                                                          1.25%        17,227     6.340718        109,229      -23.42%
                                                          1.30%       357,325    25.805611      9,220,986      -23.46%
                                                          1.35%         5,325     6.323592         33,675      -23.50%
                                                          1.40%         9,149     6.315036         57,775      -23.54%
                                                          1.45%         9,794     6.306488         61,766      -23.57%
                                                          1.50%         1,264     6.297940          7,960      -23.61%
                                                          1.55%           893     6.289410          5,616      -23.65%
                                                          1.60%         1,208     6.280888          7,589      -23.69%
                                                          1.65%           177     6.272374          1,111      -23.73%

                                                        Contract                   Unit         Contract       Total
                                                      Expense Rate*    Units    Fair Value   Owners' Equity   Return**
                                                      -------------   -------   ----------   --------------   --------
                                                          1.70%           174     6.263850          1,090      -23.77%
                                                          1.75%            71     6.255345            443      -23.81%
                                                          1.90%           244     6.229871          1,520      -23.92%

     Oppenheimer Strategic Income Fund - Class A
           2002 ...................................       1.20%         2,096    10.696998         22,424        5.56%
                                                          1.25%         2,117    10.684842         22,619        5.51%
                                                          1.35%         1,907    10.660557         20,331        5.40%
                                                          1.40%         2,264    10.648421         24,108        5.35%
                                                          1.45%           564    10.636303          5,997        5.30%

     Phoenix-Oakhurst Balanced Fund - Class A
           2002 ...................................       1.30%        48,209    15.717371        757,712      -12.71%

     PIMCO Total Return Fund - Class A
           2002 ...................................       0.95%        35,184    12.229484        430,282        8.60%
                                                          1.00%         1,054    12.217012         12,882        8.55%
                                                          1.10%        42,453    12.189216        517,463        8.44%
                                                          1.15%         2,092    12.175323         25,466        8.38%
                                                          1.20%        24,697    12.161454        300,350        8.33%
                                                          1.25%         9,495    12.147584        115,341        8.27%
                                                          1.30%         5,596    12.133719         67,899        8.22%
                                                          1.35%         2,298    12.119873         27,856        8.16%
                                                          1.40%         2,269    12.106032         27,464        8.11%
                                                          1.45%         6,478    12.092198         78,329        8.05%
                                                          1.50%         4,863    12.078384         58,732        8.00%
                                                          1.55%         8,321    12.064559        100,392        7.94%
                                                          1.60%         2,034    12.050755         24,506        7.89%
                                                          1.65%            88    12.036963          1,056        7.83%
                                                          1.80%           473    11.995613          5,673        7.67%

     Strong Advisor Common Stock Fund - Class Z
           2002 ...................................       0.95%        61,205     7.483525        458,029      -20.03%
                                                          1.00%         1,995     7.473439         14,911      -20.07%
                                                          1.05%         1,661     7.463365         12,396      -20.11%
                                                          1.10%        14,016     7.453287        104,467      -20.15%
                                                          1.20%        24,279     7.433182        180,471      -20.23%
                                                          1.25%        13,445     7.423148         99,806      -20.27%
                                                          1.30%       179,423    10.880293      1,952,174      -20.31%
                                                          1.35%           731     7.403099          5,414      -20.35%
                                                          1.40%           353     7.393089          2,613      -20.39%
                                                          1.45%         6,647     7.383083         49,077      -20.43%
                                                          1.50%         1,122     7.373079          8,275      -20.47%
                                                          1.60%           146     7.353115          1,074      -20.56%
                                                          1.70%           165     7.333170          1,212      -20.64%
                                                          1.90%           119     7.293418            867      -20.80%

     Strong Advisor Mid Cap Growth Fund - Class Z
           2002 ...................................       0.95%         2,020     3.268295          6,601      -38.32%
                                                          1.10%           277     3.257163            903      -38.41%
                                                          1.20%        13,626     3.249735         44,281      -38.47%
                                                          1.25%         2,153     3.246034          6,987      -38.50%
                                                          1.45%           313     3.231230          1,013      -38.63%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                         Contract                   Unit        Contract        Total
                                                       Expense Rate*    Units    Fair Value   Owners' Equity    Return**
                                                       -------------   -------   ----------   --------------   ---------
     Strong Growth and Income Fund
           2002 ....................................       0.95%         1,352    5.348645            7,230     -22.57%
                                                           1.20%        14,906    5.318296           79,273     -22.77%
                                                           1.25%           581    5.312256            3,088     -22.81%
                                                           1.35%           302    5.300150            1,599     -22.89%
                                                           1.45%         1,370    5.288064            7,244     -22.97%

     Strong Large Cap Growth Fund
           2002 ....................................       1.30%       109,741   16.694016        1,832,011     -30.81%

     Templeton Foreign Fund - Class A
           2002 ....................................       0.95%        60,759    8.647111          525,394      -9.51%
                                                           1.00%         1,367    8.635471           11,803      -9.56%
                                                           1.05%           333    8.623830            2,871      -9.60%
                                                           1.10%         5,568    8.612202           47,957      -9.65%
                                                           1.20%        25,404    8.588987          218,197      -9.74%
                                                           1.25%         1,070    8.577393            9,176      -9.79%
                                                           1.30%       289,768   13.671456        3,961,556      -9.83%
                                                           1.35%         2,260    8.554226           19,335      -9.88%
                                                           1.40%         7,101    8.542655           60,658      -9.92%
                                                           1.45%         4,130    8.531093           35,231      -9.97%
                                                           1.50%            94    8.519550              804     -10.02%
                                                                                               ------------

     2002 Reserves for annuity contracts in payout phase: .................................          76,586
                                                                                               ------------
     2002 Contract owners' equity .........................................................    $261,873,293
                                                                                               ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                    Investment
                                   Expense                       Unit           Contract         Income           Total
                                    Rate*         Units       Fair Value      Owners' Equity      Ratio**       Return***
                                -------------   ---------   ---------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
        2002 ................   0.95% to 1.70%    202,293   $ 4.62 to 57.97    $ 7,497,188        0.00%     -27.39% to -26.83%
        2001 ................   0.95% to 1.70%    195,078     6.37 to 79.51     11,383,722        0.00%     -20.06% to -19.45%
        2000 ................   0.95% to 1.65%    186,166     7.97 to 99.06     14,987,298        0.00%     -20.31% to -15.81%(a)
        1999 ................       1.30%         153,919      117.67           18,111,321        0.00%          32.93%
        1998 ................       1.30%         150,519       88.52           13,323,655        0.00%          34.99%

     American Century Income & Growth Fund - Advisor Class
        2002 ................   0.95% to 1.90%    202,500     6.28 to  6.44      1,297,583        1.21%     -21.13% to -20.37%
        2001 ................   0.95% to 1.70%    147,837     7.99 to  8.09      1,192,789        0.89%     -10.20% to  -9.51%
        2000 ................   0.95% to 1.50%     67,190     8.91 to  8.94        600,044        0.68%     -10.93% to -10.60%(a)(b)

     American Century Income & Growth Fund - Investor Class
        2002 ................       1.30%         459,146       13.05            5,992,253        1.31%         -20.42%
        2001 ................       1.30%         524,128       16.40            8,595,867        1.04%          -9.57%
        2000 ................       1.30%         539,511       18.14            9,784,698        0.92%         -11.69%
        1999 ................       1.30%         534,684       20.54           10,981,114        1.10%          16.42%
        1998 ................       1.30%         397,026       17.64            7,003,742        1.45%          25.98%

     American Century International Growth Fund - Advisor Class
        2002 ................   0.95% to 1.90%     47,760     4.89 to  5.02        238,617        0.67%     -21.01% to -20.24%
        2001 ................   0.95% to 1.50%     27,565     6.24 to  6.29        173,061        0.17%     -28.10% to -27.69%
        2000 ................   0.95% to 1.45%     13,960     8.67 to  8.70        121,449        0.00%     -13.25% to -12.96%(a)(b)

     American Century International Growth Fund - Investor Class
        2002 ................       1.30%         109,800       14.44            1,585,693        0.71%         -20.30%
        2001 ................       1.30%         123,761       18.12            2,242,470        0.32%         -27.75%
        2000 ................       1.30%         123,327       25.08            3,092,787        0.00%         -16.11%
        1999 ................       1.30%          67,212       29.89            2,009,150        0.05%          62.31%
        1998 ................       1.30%          48,212       18.42              887,916        0.22%          17.46%

     American Century Short-Term Government Fund - Investor Class
        2002 ................   0.95% to 1.90%    209,853    11.40 to 27.03      4,038,133        3.13%       3.24% to 4.24%
        2001 ................   0.95% to 1.70%    111,419    11.08 to 26.02      2,321,700        4.03%       5.32% to 6.13%
        2000 ................   0.95% to 1.35%    110,313    10.54 to 24.61      2,598,444        5.45%       5.45% to 6.39%(a)
        1999 ................       1.30%          87,493       23.13            2,023,943        6.00%           0.52%
        1998 ................       1.30%         131,664       23.01            3,029,890        5.35%           4.66%

     American Century Ultra(R) Fund - Investor Class
        2002 ................   0.95% to 1.90%  1,204,587     5.03 to 15.72     15,470,323        0.24%     -24.61% to -23.88%
        2001 ................   0.95% to 1.80%  1,276,469     6.68 to 20.73     22,547,669        0.00%     -16.16% to -15.43%
        2000 ................   0.95% to 1.65%  1,260,444     7.98 to 24.60     27,643,558        0.00%     -20.95% to -19.87%(b)
        1999 ................       1.30%         958,510       31.12           29,824,155        0.00%          39.63%
        1998 ................       1.30%         784,677       22.28           17,486,224        0.00%          32.80%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income          Total
                                     Rate*        Units      Fair Value     Owners' Equity      Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   ------------------
     Credit Suisse Emerging Growth Fund - Common Shares
        2002 .................       1.30%       263,436        9.18          2,418,674         0.00%           -31.07%
        2001 .................       1.30%       317,127       13.32          4,224,008         0.00%           -25.80%
        2000 .................       1.30%       339,409       17.95          6,092,533         0.00%           -13.17%
        1999 .................       1.30%       288,739       20.67          5,968,882         0.00%            39.97%
        1998 .................       1.30%       338,034       14.77          4,992,592         0.00%             4.45%

     Credit Suisse Global Fixed Income Fund - Common Shares
        2002 .................       1.30%        50,344       12.38            623,027         9.19%             8.79%
        2001 .................       1.30%        16,666       11.38            189,593         4.44%             1.83%
        2000 .................       1.30%        15,052       11.17            168,162         8.93%             5.85%
        1999 .................       1.30%         5,420       10.55             57,203         3.26%            -0.91%
        1998 .................       1.30%        14,079       10.65            149,963         4.61%             6.52%(a)(b)

     Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
        2002 .................       1.30%        28,131       10.06            282,951        11.51%            -0.82%
        2001 .................       1.30%        39,799       10.14            403,604        11.97%            -8.93%
        2000 .................       1.30%        57,457       11.14            639,794        11.51%           -21.83%
        1999 .................       1.30%        79,605       14.24          1,133,963        11.06%            -4.47%
        1998 .................       1.30%        73,489       14.91          1,095,862        10.12%            -2.85%

     Dreyfus A Bonds Plus, Inc.
        2002 .................       1.30%       228,069       14.43          3,290,077         4.63%             6.48%
        2001 .................       1.30%       202,272       13.55          2,740,365         6.72%             3.23%
        2000 .................       1.30%       157,768       13.12          2,070,621         5.85%             8.81%
        1999 .................       1.30%       160,276       12.06          1,933,180         6.26%             0.44%
        1998 .................       1.30%       174,256       12.01          2,092,501         5.88%             1.35%

     Dreyfus Appreciation Fund, Inc.
        2002 .................   0.95% to 1.90%  345,694    7.06 to 10.00     3,081,601         0.89%     -18.72% to -17.93%
        2001 .................   0.95% to 1.70%  310,248    8.72 to 12.22     3,342,317         0.85%     -12.28% to -11.60%
        2000 .................   0.95% to 1.45%  225,503    9.96 to 13.88     2,880,685         0.70%      -0.42% to   0.49%(a)
        1999 .................       1.30%       156,211       13.81          2,157,476         0.75%             8.54%
        1998 .................       1.30%        56,370       12.72            717,296         1.04%            27.25%(a)(b)

     Dreyfus Balanced Fund, Inc.
        2002 .................   0.95% to 1.70%  151,031    7.58 to  9.15     1,294,706         2.16%     -17.89% to -17.26%
        2001 .................   0.95% to 1.70%  150,473    9.23 to 11.10     1,544,987         2.63%      -6.09% to  -5.37%
        2000 .................   0.95% to 1.45%  101,028    9.84 to 11.78     1,125,660         2.48%      -1.56% to   0.65%(a)
        1999 .................       1.30%        29,698       11.70            347,446         2.76%             8.77%
        1998 .................       1.30%        14,859       10.76            159,816         3.80%             7.56%(a)(b)

     Dreyfus Emerging Leaders Fund
        2002 .................   0.95% to 1.25%    7,585   7.21 to   7.27        54,785         0.00%     -21.16% to -20.92%
        2001 .................   0.95% to 1.25%    8,292   9.14 to   9.19        75,926         0.00%     -11.04% to -10.77%
        2000 .................   0.95% to 1.25%    7,486   10.28 to 10.30        76,996         0.00%       2.79% to   3.00%(a)(b)

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
        2002 .................   0.95% to 1.70%   84,912    4.48 to 14.97     1,005,117         0.00%     -30.58% to -30.04%
        2001 .................   0.95% to 1.70%  128,466    6.46 to 21.47     1,894,868         0.00%     -25.02% to -24.45%
        2000 .................   0.95% to 1.45%  117,698    8.63 to 28.52     2,454,986         0.70%     -14.03% to -13.45%(b)
        1999 .................       1.30%        59,207       33.18          1,964,378         0.00%            28.47%
        1998 .................       1.30%        41,708       25.83          1,077,131         0.00%            28.48%

                                    Contract                                                  Investment
                                    Expense                      Unit           Contract       Income            Total
                                     Rate*         Units      Fair Value     Owners' Equity    Ratio**         Return***
                                 --------------   -------   --------------   --------------   ----------   ---------------
     Dreyfus S&P 500 Index Fund
        2002 .................        1.30%       723,651       20.31          14,693,857        0.99%         -23.52%
        2001 .................        1.30%       789,038       26.55          20,949,067        0.88%         -13.51%
        2000 .................        1.30%       746,793       30.70          22,925,025        0.78%         -10.74%
        1999 .................        1.30%       692,394       34.39          23,813,192        0.96%          18.69%
        1998 .................        1.30%       429,513       28.98          12,445,816        1.20%          26.42%

     Evergreen Equity Income Fund - Class I
        2002 .................        1.30%        35,669       16.71             596,162        2.57%         -13.51%
        2001 .................        1.30%        37,440       19.32             723,486        2.93%          -6.61%
        2000 .................        1.30%        69,614       20.69           1,440,452        4.25%           5.78%
        1999 .................        1.30%        72,494       19.56           1,418,098        4.96%          14.85%
        1998 .................        1.30%        75,243       17.03           1,281,506        4.43%          -2.08%

     Federated Equity Income Fund - Class F Shares
        2002 .................   0.95% to 1.50%     9,824    6.02 to 6.09          59,545        1.40%      -20.63% to -20.19%
        2001 .................   1.20% to 1.50%     4,072    7.58 to 7.61          30,976        2.25%      -12.64% to -12.37%

     Federated High Yield Trust
        2002 .................   0.95% to 1.90%   109,902    8.58 to 8.92         949,594       10.16%       -1.84% to  -0.89%
        2001 .................   0.95% to 1.60%    58,130    8.69 to 9.00         507,289       13.04%       -3.46% to  -2.82%
        2000 .................   0.95% to 1.45%    56,362    8.97 to 9.26         508,656       11.84%      -10.66% to  -7.44%(b)
        1999 .................        1.30%        49,637       10.04             498,493        8.80%           0.67%
        1998 .................        1.30%        49,055        9.98             489,378        4.39%          -0.24%

     Federated Intermediate Income Fund - Institutional Service Class
        2002 .................   0.95% to 1.45%    15,511   11.76 to 11.89        183,786        4.85%        7.33% to   7.88%
        2001 .................   0.95% to 1.00%     8,388   11.02 to 11.03         92,479        5.55%        6.30% to   6.36%

     Federated Investment Series Funds, Inc.- Federated Bond Fund - Class F
        2002 .................   0.95% to 2.05%   184,343   11.42 to 12.87      2,314,552        6.83%        4.74% to   5.91%
        2001 .................   0.95% to 1.90%   164,544   10.93 to 12.20      1,961,012        8.14%        5.27% to   6.30%
        2000 .................   0.95% to 1.45%   129,296   10.41 to 11.51      1,466,071        8.57%        3.44% to   4.46%(b)
        1999 .................        1.30%       139,182       11.13           1,549,200        7.48%          -3.61%
        1998 .................        1.30%       104,392       11.55           1,205,464        8.02%           4.25%

     Fidelity(R) Advisor Balanced Fund - Class A
        2002 .................   0.95% to 1.70%    81,046    8.22 to 8.38         676,669        2.76%      -10.35% to  -9.66%
        2001 .................   0.95% to 1.70%    71,335    9.16 to 9.28         660,892        3.11%       -3.40% to  -2.66%
        2000 .................   0.95% to 1.60%    28,454    9.49 to 9.54         271,045        2.86%       -5.06% to  -4.65%(a)(b)

     Fidelity(R) Advisor Balanced Fund - Class T
        2002 .................        1.30%        85,330       12.50           1,066,341        2.31%         -10.26%
        2001 .................        1.30%        86,449       13.92           1,203,797        2.61%          -3.19%
        2000 .................        1.30%        79,760       14.38           1,147,302        2.49%          -6.93%
        1999 .................        1.30%        86,087       15.46           1,330,505        2.54%           3.14%
        1998 .................        1.30%        31,056       14.98             465,370        3.59%          13.95%

     Fidelity(R) Advisor Equity Growth Fund - Class A
        2002 .................   0.95% to 1.70%   103,982    4.83 to 4.91        508,932         0.00%     -31.71% to  -31.19%
        2001 .................   0.95% to 1.70%    51,875    7.07 to 7.13        369,764         0.00%     -19.35% to  -18.73%

     Fidelity(R) Advisor Equity Income Fund - Class A
        2002 .................   0.95% to 1.90%   207,180    8.81 to 9.04      1,864,143         0.99%     -17.11% to  -16.31%
        2001 .................   0.95% to 1.70%   116,878   10.67 to 10.80     1,260,302         0.90%      -3.88% to   -3.14%
        2000 .................        1.30%            46       11.13                512         0.87%           7.93%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Fidelity(R) Advisor Equity Income Fund - Class T
           2002 ..............       1.30%       173,217        14.51          2,512,751        0.68%          -16.74%
           2001 ..............       1.30%       145,153        17.42          2,528,949        0.58%           -3.70%
           2000 ..............   0.95% to 1.45%  137,238   11.12 to 18.09      2,324,827        1.21%      11.16% to  11.53%(a)(b)
           1999 ..............       1.30%       122,013        16.76          2,045,287        0.59%            1.87%
           1998 ..............       1.30%       103,814        16.46          1,708,319        0.69%           14.63%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
           2002 ..............   0.95% to 1.90%  41,447     5.35 to  5.48        226,006        0.90%     -23.82% to -23.08%
           2001 ..............   0.95% to 1.80%  28,345     7.03 to  7.13        201,522        0.94%     -16.56% to -15.83%
           2000 ..............   0.95% to 1.45%  18,842     8.44 to  8.47        159,487        0.00%     -15.57% to -15.29%(a)(b)

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
           2002 ..............       1.30%       375,670         9.88          3,712,674        0.44%          -23.44%
           2001 ..............       1.30%       414,206        12.91          5,347,103        0.58%          -16.25%
           2000 ..............       1.30%       443,491        15.41          6,835,757        0.00%          -19.31%
           1999 ..............       1.30%       488,519        19.10          9,331,374        0.79%            2.53%
           1998 ..............       1.30%       391,088        18.63          7,285,888        0.79%           22.37%

     Fidelity(R) Advisor High Yield Fund - Class T
           2002 ..............   0.95% to 1.90%  222,978    8.21 to 10.88      2,304,935        8.25%      -5.85% to -4.94%
           2001 ..............   0.95% to 1.80%  198,014    8.74 to 11.48      2,238,779        9.34%      -2.97% to -2.13%
           2000 ..............   0.95% to 1.45%  215,515    9.02 to 11.77      2,521,450        8.94%     -12.25% to -9.45%(b)
           1999 ..............       1.30%       219,180        13.42          2,940,818        7.71%            6.95%
           1998 ..............       1.30%       223,247        12.55          2,800,745        9.66%           -1.74%

     Fidelity(R) Advisor Overseas Fund - Class A
           2002 ..............   0.95% to 1.45%    4,402    5.68 to  5.74         25,233        0.00%     -21.29% to -20.89%
           2001 ..............   0.95% to 1.20%    5,894    7.24 to  7.26         42,703        0.00%     -21.09% to -20.89%

     Fidelity(R) Asset Manager(TM)
           2002 ..............       1.30%       242,946        16.77          4,075,286        3.22%           -9.25%
           2001 ..............       1.30%       284,944        18.48          5,266,966        3.93%           -5.18%
           2000 ..............       1.30%       299,977        19.49          5,848,009        3.53%            1.06%
           1999 ..............       1.30%       290,579        19.29          5,605,426        3.16%           12.11%
           1998 ..............       1.30%       240,850        17.21          4,144,138        3.00%           14.58%

     Fidelity(R) Capital & Income Fund
           2002 ..............       1.30%        12,054        44.64            538,152        6.64%           -1.71%
           2001 ..............       1.30%        13,985        45.42            635,168        8.47%           -5.94%
           2000 ..............       1.30%        15,364        48.29            741,878        8.55%          -10.58%
           1999 ..............       1.30%        17,840        54.00            963,363        8.56%           11.73%
           1998 ..............       1.30%        24,848        48.33          1,200,915        9.45%            3.40%

     Fidelity(R) Equity-Income Fund
           2002 ..............       1.30%       121,343        68.41          8,301,198        1.53%          -18.24%
           2001 ..............       1.30%       137,625        83.67         11,515,266        1.45%           -6.26%
           2000 ..............       1.30%       146,711        89.26         13,095,396        1.53%            7.14%
           1999 ..............       1.30%       193,545        83.31         16,124,891        1.41%            5.76%
           1998 ..............       1.30%       216,592        78.77         17,061,981        1.56%           11.06%

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Fidelity(R) Magellan(R) Fund
           2002 ..............       1.30%         941,898        21.14          19,908,044       0.65%          -24.66%
           2001 ..............       1.30%       1,116,333        28.05          31,317,101       0.41%          -12.81%
           2000 ..............       1.30%       1,162,034        32.17          37,387,941       0.22%          -10.47%
           1999 ..............       1.30%       1,080,953        35.94          38,844,976       0.60%           22.44%
           1998 ..............       1.30%         775,189        29.35          22,752,524       0.63%           31.89%

     Fidelity(R) Puritan(R) Fund
           2002 ..............       1.30%         455,032        21.82           9,927,580       2.97%           -9.11%
           2001 ..............       1.30%         526,520        24.00          12,638,717       3.28%           -2.35%
           2000 ..............       1.30%         546,155        24.58          13,425,361       3.00%            6.38%
           1999 ..............       1.30%         637,179        23.11          14,723,211       3.26%            1.52%
           1998 ..............       1.30%         631,678        22.76          14,377,391       3.38%           15.08%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2002 ..............       1.30%           2,911        17.36              50,542      12.13%            2.10%
           2001 ..............       1.30%           4,118        17.01              70,036      13.13%          -12.89%
           2000 ..............       1.30%           4,173        19.52              81,470       7.51%          -23.48%
           1999 ..............       1.30%           4,175        25.51             106,516       9.87%            6.75%
           1998 ..............       1.30%           5,077        23.90             121,339       9.78%           -5.57%

     Franklin Mutual Series Fund, Inc.- Mutual Shares Fund - Class A
           2002 ..............   0.95% to 1.90%    380,780    9.93 to 11.45       4,163,804       1.27%     -12.89% to -12.04%
           2001 ..............   0.95% to 1.90%    261,828   11.40 to 13.07       3,278,385       1.29%       3.91% to   4.93%
           2000 ..............   1.20% to 1.30%     48,756   11.02 to 12.50         601,898       3.15%      10.21% to  11.95%(a)
           1999 ..............       1.30%          26,055        11.16             290,896       1.84%           13.14%
           1998 ..............       1.30%          18,848         9.87             185,993       4.22%           -1.32%(a)(b)

     Franklin Small Cap Growth Fund I - Class A
           2002 ..............   0.95% to 1.90%    185,549    4.57 to  4.69         866,959       0.00%     -30.92% to -30.25%
           2001 ..............   0.95% to 1.70%    127,318    6.64 to  6.72         854,058       0.36%     -21.89% to -21.29%
           2000 ..............   0.95% to 1.55%     51,710    8.51 to  8.54         441,355       1.20%     -14.93% to -14.59%(a)(b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
           2002 ..............   0.95% to 1.70%     42,332   11.42 to 11.62         489,094       0.94%      -7.56% to  -6.86%
           2001 ..............   0.95% to 1.70%     19,653   12.35 to 12.47         244,496       1.96%      15.69% to  16.58%

     Gartmore Bond Fund - Class D
           2002 ..............   0.95% to 2.05%     39,246   12.12 to 12.49         488,618       5.35%       7.03% to   8.23%
           2001 ..............   0.95% to 1.70%     34,240   11.40 to 11.54         393,896       4.93%       7.97% to   8.80%
           2000 ..............   0.95% to 1.45%        839   10.57 to 10.61           8,889       6.66%       5.73% to   6.09%(a)(b)

     Tax qualified
           2002 ..............       1.30%          39,588        51.93           2,055,664       5.35%            7.85%
           2001 ..............       1.30%          34,762        48.15           1,673,737       4.93%            8.41%
           2000 ..............       1.30%          32,956        44.41           1,463,699       6.66%            6.00%
           1999 ..............       1.30%          37,478        41.90           1,570,278       6.00%           -4.05%
           1998 ..............       1.30%          36,470        43.67           1,592,564       5.66%            6.96%

     Non-tax qualified
           2002 ..............       1.30%              72        51.70               3,748       5.35%            7.85%
           2001 ..............       1.30%              73        47.94               3,500       4.93%            8.41%
           2000 ..............       1.30%              73        44.22               3,228       6.66%            6.00%
           1999 ..............       1.30%              73        41.72               3,045       6.00%           -4.05%
           1998 ..............       1.30%             148        43.48               6,435       5.66%            6.96%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                 Investment
                                    Expense                      Unit          Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Gartmore Government Bond Fund - Class D
        2002 .................   0.95% to 1.90%  507,979   12.59 to 14.99      7,158,033       3.97%        8.87% to   9.93%
        2001 .................   0.95% to 1.90%  197,497   11.57 to 13.69      2,497,854       4.99%        5.94% to   6.97%
        2000 .................   0.95% to 1.30%   39,451   10.97 to 12.85        496,638       5.36%        9.69% to  11.44%(a)
        1999 .................       1.30%        38,138        11.53            439,725       5.67%            -3.24%
        1998 .................       1.30%        43,459        11.92            517,836       4.80%             6.80%

     Gartmore Growth Fund - Class D
        2002 .................   1.00% to 1.45%   12,687    3.67 to  3.72         46,876       0.00%      -29.74% to -29.42%
        2001 .................   0.95% to 1.45%   15,463    5.23 to  5.27         81,234       0.00%      -28.84% to -28.48%
        2000 .................   0.95% to 1.45%    7,383    7.34 to  7.37         54,365       0.00%      -26.55% to -26.31%(a)(b)

     Tax qualified
        2002 .................       1.30%        19,736        45.60            899,907       0.00%           -29.63%
        2001 .................       1.30%        20,929        64.80          1,356,183       0.00%           -28.73%
        2000 .................       1.30%        19,276        90.92          1,752,611       0.00%           -31.17%
        1999 .................       1.30%        26,654       132.10          3,520,962       0.18%            15.12%
        1998 .................       1.30%        30,515       114.75          3,501,480       0.15%            22.14%

     Non-tax qualified
        2002 .................       1.30%           116        48.15              5,599       0.00%           -29.63%
        2001 .................       1.30%           179        68.42             12,247       0.00%           -28.73%
        2000 .................       1.30%           198        96.00             19,008       0.00%           -31.17%
        1999 .................       1.30%           208       139.48             29,012       0.18%            15.12%
        1998 .................       1.30%           218       121.16             26,412       0.15%            22.14%

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2002 .................   1.20% to 1.50%    7,874    8.36 to  8.40         66,041       2.25%      -13.63% to -13.37%
        2001 .................   1.20% to 1.30%    8,363    9.69 to  9.70         81,050       1.08%       -3.09% to  -3.05%(a)(b)

     Gartmore ID Aggressive Fund - Service Class
        2002 .................   0.95% to 1.50%   12,677    6.63 to  6.71         84,519       0.75%      -19.63% to -19.18%
        2001 .................   1.20% to 1.40%    1,341    8.25 to  8.28         11,072       0.34%      -12.69% to -12.52%

     Gartmore ID Conservative Fund - Service Class
        2002 .................   0.95% to 1.45%   32,226   10.00 to 10.11        324,890       7.25%       -0.94%  to -0.44%
        2001 .................       1.35%            19        10.10                192       7.29%             0.75%

     Gartmore ID Moderate Fund - Service Class
        2002 .................   0.95% to 1.75%   52,794    8.08 to  8.23        433,241       2.51%      -11.14% to-10.41%
        2001 .................   0.95% to 1.45%   20,377    9.13 to  9.19        187,135       2.13%       -6.14% to -5.66%

     Gartmore ID Moderately Aggressive Fund - Service Class
        2002 .................   0.95% to 1.50%   21,384    7.26 to  7.35        156,352       1.31%      -15.72% to -15.25%
        2001 .................   1.35% to 1.45%      195    8.62 to  8.63          1,681       1.19%      -10.11% to -10.02%

    Gartmore ID Moderately Conservative Fund - Service Class
        2002 .................   1.20% to 1.45%    9,259    9.10 to  9.16         84,474       2.32%       -5.63% to  -5.39%
        2001 .................       1.50%           141         9.64              1,360       2.06%            -2.65%

     Gartmore Large Cap Value Fund - Class A
        2002 .................   0.95% to 1.90%   64,810    8.76 to  9.04        572,276       0.84%      -15.43% to -14.61%
        2001 .................   0.95% to 1.50%   56,771   10.30 to 10.59        589,278       1.05%       -6.22% to  -5.69%
        2000 .................   1.20% to 1.30%   11,972   10.96 to 11.21        131,235       1.73%       12.11% to  13.95%(a)
        1999 .................       1.30%           109         9.62              1,048       0.76%            -5.97%

                                    Contract                                                 Investment
                                    Expense                      Unit          Contract        Income           Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   -------   --------------   --------------   ----------   -----------------
     Gartmore Money Market Fund - Prime Shares
        2002 .................       1.30%       588,136        23.19         13,639,591       1.09%            -0.19%
        2001 .................       1.30%       645,265        23.24         14,992,880       3.53%             2.11%
        2000 .................       1.30%       594,611        22.76         13,530,932       5.24%             4.53%
        1999 .................       1.30%       621,449        21.77         13,528,742       4.21%             3.32%
        1998 .................       1.30%        32,588        26.53            864,645       4.80%             3.71%
     Tax qualified

        2002 .................       1.30%        44,653        29.20          1,303,965       1.09%            -0.19%
        2001 .................       1.30%        13,826        29.26            404,517       3.53%             2.11%
        2000 .................       1.30%        24,257        28.65            695,065       5.24%             4.53%
        1999 .................       1.30%        27,248        27.41            746,930       4.21%             3.32%
        1998 .................       1.30%       503,152        21.07         10,601,947       4.80%             3.71%
     Non-tax qualified

        2002 .................       1.30%           830        29.39             24,405       1.09%            -0.19%
        2001 .................       1.30%           833        29.44             24,526       3.53%             2.11%
        2000 .................       1.30%           836        28.84             24,106       5.24%             4.53%
        1999 .................       1.30%           838        27.59             23,117       4.21%             3.32%
        1998 .................       1.30%           841        26.70             22,455       4.80%             3.71%

     Gartmore Money Market Fund - Service Class

        2002 .................   0.95% to 1.90%  767,343   10.32 to 10.59      8,076,213       0.95%      -0.91%  to   0.05%
        2001 .................   0.95% to 1.75%  456,054   10.44 to 10.58      4,813,949       3.25%       1.57%  to   2.40%
        2000 .................   0.95% to 1.55%  173,280   10.29 to 10.33      1,787,584       3.24%       2.91%  to   3.33%(a)(b)

     Gartmore Total Return Fund - Class D
        2002 .................   0.95% to 1.90%   14,376   6.67  to  6.84         97,884       0.83%      -18.70% to -17.92%
        2001 .................   0.95% to 1.80%   24,097   8.21  to  8.33        200,101       0.60%      -13.54% to -12.79%
        2000 .................   0.95% to 1.45%   10,216   9.52  to  9.56         97,549       0.75%       -4.77% to  -4.45%(a)(b)

     Tax qualified
        2002 .................       1.30%        51,953        84.69          4,400,104       0.83%           -18.21%
        2001 .................       1.30%        53,874       103.55          5,578,402       0.60%           -13.10%
        2000 .................       1.30%        56,473       119.15          6,728,781       0.75%            -3.56%
        1999 .................       1.30%        69,097       123.55          8,537,108       0.82%            -1.53%
        1998 .................       1.30%        59,155       125.47          7,422,021       0.97%            28.65%
     Non-tax qualified
        2002 .................       1.30%            60        88.22              5,269       0.83%           -18.21%
        2001 .................       1.30%            92       107.85              9,922       0.60%           -13.10%
        2000 .................       1.30%           122       124.11             15,141       0.75%            -3.56%
        1999 .................       1.30%           149       128.69             19,175       0.82%            -1.53%
        1998 .................       1.30%           176       130.69             23,001       0.97%            28.65%

     Gartmore Value Opportunities Fund - Class A
        2002 .................   0.95% to 1.60%    4,444    9.04 to  9.17         40,469       0.68%      -15.73% to -15.18%
        2001 .................   1.25% to 1.50%      313   10.74 to 10.78          3,366       0.53%        0.31% to   0.57%

     INVESCO Dynamics Fund - Investor Class
        2002 .................   0.95% to 1.70%  758,031   3.72  to  7.09      4,438,708       0.00%      -34.22% to -33.72%
        2001 .................   0.95% to 1.80%  857,934   5.65  to 10.74      7,890,231       0.00%      -34.11% to -33.53%
        2000 .................   0.95% to 1.65%  769,129   8.58  to 16.22     11,510,996       0.00%      -14.21% to  -8.96%(a)(b)
        1999 .................        1.30%      198,949        17.81          3,543,551       0.00%            69.57%

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                  Investment
                                    Expense                      Unit            Contract       Income           Total
                                     Rate*         Units      Fair Value      Owners' Equity    Ratio**         Return***
                                 -------------   ---------   --------------   --------------  ----------   -----------------
     INVESCO Small Company Growth Fund - Investor Class
        2002 .................   0.95% to 1.65%    288,252    4.61 to 4.70       1,346,521       0.00%     -32.52% to -32.04%
        2001 .................   0.95% to 1.65%     51,770    6.84 to 6.92         357,182       0.00%     -22.23% to -21.67%
        2000 .................   0.95% to 1.65%     27,458    8.79 to 8.83         242,305       0.00%     -12.06% to -11.65%(a)(b)

     INVESCO Total Return Fund - Investor Class
        2002 .................   0.95% to 2.05%     44,076    8.13 to 8.37         366,162       1.67%     -14.24% to -13.28%
        2001 .................   0.95% to 1.70%     28,394    9.54 to 9.66         272,989       1.83%      -2.62% to  -1.88%
        2000 .................   0.95% to 1.45%     12,698    9.81 to 9.84         124,767       1.21%      -1.92% to  -1.59%(a)(b)

     Janus Adviser Balanced Fund
        2002 .................   0.95% to 1.70%    107,570    8.39 to 8.53         915,474       2.04%      -8.16% to  -7.46%
        2001 .................   0.95% to 1.70%     33,047    9.13 to 9.22         304,374       2.69%      -6.47% to  -5.75%
        2000 .................        0.95%            350        9.78               3,424       0.00%           -2.17%(a)(b)

     Janus Adviser International Fund
        2002 .................   1.05% to 1.45%      7,960    4.97 to 5.02          39,797       0.66%     -26.70% to -26.40%
        2001 .................   1.05% to 1.60%      2,188    6.77 to 6.82          14,898       0.72%     -24.03% to -23.60%

     Janus Adviser Worldwide Fund
        2002 .................   0.95% to 1.90%    189,431    4.96 to 5.06         954,394       0.38%     -27.41% to -26.71%
        2001 .................   0.95% to 1.80%    153,530    6.84 to 6.91       1,058,035       0.19%     -22.51% to -21.83%
        2000 .................   0.95% to 1.60%     53,006    8.82 to 8.84         468,310       1.19%     -11.75% to -11.61%(a)(b)

     Janus Fund
        2002 .................   0.95% to 2.05%    927,009    4.07 to 12.76      9,380,070       0.00%     -29.05% to -28.25%
        2001 .................   0.95% to 1.80%  1,057,293    5.76 to 17.85     15,177,679       0.00%     -27.47% to -26.81%
        2000 .................   0.95% to 1.65%    913,185    7.94 to 24.48     20,444,762       1.59%     -30.64% to -16.01%
        1999 .................        1.30%        595,937       29.15          17,368,953       0.00%           45.22%
        1998 .................        1.30%        303,830       20.07           6,097,880       0.28%           37.09%

     Janus Twenty Fund
        2002 .................   0.95% to 1.90%  1,505,246    3.54 to 18.40     20,571,379       0.59%     -25.47% to -24.74%
        2001 .................   0.95% to 1.80%  1,693,929    4.75 to 24.54     30,903,488       0.72%     -30.49% to -29.88%
        2000 .................   0.95% to 1.65%  1,486,294    6.85 to 35.12     43,844,720       0.00%     -33.29% to -31.21%(a)(b)
        1999 .................        1.30%        995,837       52.64          52,422,689       0.32%           62.76%
        1998 .................        1.30%        507,576       32.34          16,416,311       0.38%           71.15%

     Janus Worldwide Fund
        2002 .................   0.95% to 1.50%    864,427    4.34 to 11.28      9,510,531       0.72%     -27.13% to -26.72%
        2001 .................   0.95% to 1.50%  1,078,979    5.96 to 15.44     15,661,803       0.02%     -24.04% to -23.61%
        2000 .................   0.95% to 1.60%  1,166,203    7.84 to 20.29     22,278,531       1.28%     -21.61% to -17.95%(a)(b)
        1999 .................        1.30%        769,694       24.73          19,032,832       0.05%           62.24%
        1998 .................        1.30%        459,107       15.24           6,997,578       0.51%           24.23%

     Lazard Small Cap Portfolio - Open Shares
        2002 .................   0.95% to 1.90%    255,464    9.96 to 11.25      2,744,647       0.00%     -19.39% to -18.60%
        2001 .................   0.95% to 1.90%    103,663   12.35 to 13.87      1,414,930       0.13%      15.44% to  16.56%
        2000 .................   0.95% to 1.30%     35,484   10.75 to 11.94        419,757       0.92%       7.52% to  14.11%(a)(b)
        1999 .................        1.30%         17,391       10.46             181,986       0.21%           0.15%
        1998 .................        1.30%             45       10.45                 470       0.00%           4.49%(a)(b)

                                    Contract                                                 Investment
                                    Expense                     Unit           Contract        Income            Total
                                     Rate*        Units      Fair Value     Owners' Equity     Ratio**          Return***
                                 -------------   -------   --------------   --------------   ----------   -------------------
     MFS(R) Global Governments Fund - Class A
        2000 .................       1.30%        11,595        35.77            414,719        0.00%            0.07%
        1999 .................       1.30%        14,393        35.74            514,430        6.07%           -4.76%
        1998 .................       1.30%        19,990        37.53            750,174        6.10%            2.79%

     MFS(R) Strategic Income Fund - Class A
        2002 .................       1.30%        39,645        10.73            425,225        6.58%            5.99%
        2001 .................       1.30%        34,722        10.12            351,384        2.62%            1.20%(a)(b)

     Nationwide(R) Bond Index Fund - Class A
        2002 .................   0.95% to 1.45%    8,533   11.95 to 12.09        102,628        4.20%       7.87% to   8.41%
        2001 .................   0.95% to 1.25%    1,128   11.11 to 11.15         12,549        4.64%       5.80% to   6.13%

     Nationwide(R) International Index Fund - Class A
        2002 .................   1.10% to 1.90%      564    5.90 to 6.01           3,377        1.86%     -19.27% to -18.61%
        2001 .................   1.20% to 1.45%      257    7.35 to 7.38           1,893        0.53%     -23.65% to -23.45%

     Nationwide(R) Large Cap Growth Fund - Class A
        2002 .................   1.20% to 1.45%   41,537    4.12 to 5.63         214,128        0.00%     -29.31% to -29.13%
        2001 .................   0.95% to 1.45%   13,422    5.83 to 7.96          97,173        0.00%     -21.90% to -21.50%
        2000 .................   0.95% to 1.30%   15,959    7.48 to 10.18        159,230        0.00%     -25.23% to -24.03%(a)
        1999 .................       1.30%         1,471        13.39             19,703        0.00%           32.82%

     Nationwide(R) Mid Cap Market Index Fund - Class A
        2002 .................   0.95% to 1.90%   32,942    7.82 to 7.99         262,216        0.43%     -16.89% to -16.08%
        2001 .................   0.95% to 1.45%    1,678    9.46 to 9.52          15,935        0.74%      -3.21% to  -2.72%

     Nationwide(R) Mutual Funds - Prestige Balanced Fund - Class A
        2000 .................       1.30%           396        10.53              4,169        2.80%%          -2.60%
        1999 .................       1.30%           355        10.81              3,837        0.00%            7.72%

     Nationwide(R) S&P 500 Index Fund - Service Class
        2002 .................   0.95% to 2.05%  374,477    5.79 to 6.96       2,315,159        0.92%     -24.26% to -23.41%
        2001 .................   0.95% to 1.80%  299,497    7.68 to 9.12       2,460,849        0.69%     -13.92% to -13.17%
        2000 .................   0.95% to 1.65%  200,543    8.93 to 10.54      1,880,226        0.47%     -10.85% to -10.29%(a)(b)
        1999 .................       1.30%        17,851        11.82            210,947        0.74%           17.99%

     Nationwide(R) Small Cap Fund - Class A
        2002 .................   0.95% to 1.45%   74,127    7.83 to 9.74         707,046        0.00%     -19.73% to -19.32%
        2001 .................   0.95% to 1.45%   39,865    9.76 to 12.12        476,153        0.00%      -3.32% to  -2.82%
        2000 .................   0.95% to 1.30%   23,848   10.11 to 12.51        297,875        0.00%       1.08% to   3.17%(a)
        1999 .................       1.30%         8,135        12.13             98,664        0.01%           17.08%
        1998 .................       1.30%            45        10.36                466        0.00%            3.59%(a)(b)

     Nationwide(R) Small Cap Index Fund - Class A
        2002 .................   0.95% to 1.50%    7,171    7.38 to 7.47          53,271        1.32%     -22.13% to -21.69%
        2001 .................   0.95% to 1.50%      846    9.48 to 9.54           8,046        0.72%       0.14% to   0.70%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
        2002 .................       1.30%       241,595        12.66          3,058,980        0.82%          -26.71%
        2001 .................       1.30%       291,417        17.28          5,034,831        0.81%           -3.13%
        2000 .................       1.30%       321,714        17.84          5,737,780        0.62%           -3.13%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Neuberger Berman EF - Partners Fund - Investor Class Shares

        2002 .................       1.30%         209,534        18.70          3,917,971        0.15%          25.80%
        2001 .................       1.30%         247,749        25.20          6,243,516        0.36%          -4.29%
        2000 .................       1.30%         250,980        26.33          6,608,638        0.63%          -0.73%
        1999 .................       1.30%         311,323        26.52          8,257,499        1.02%           6.40%
        1998 .................       1.30%         374,224        24.93          9,328,976        0.00%           4.90%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
        2002 .................   0.95% to 1.90%    507,180   12.33 to 13.18      6,601,375        0.00%      -4.84% to  -3.92%
        2001 .................   0.95% to 1.65%    327,635   13.01 to 13.76      4,458,041        0.00%      10.22% to  11.01%
        2000 .................   0.95% to 1.45%    130,513   11.82 to 12.44      1,618,992        0.00%      18.19% to  30.78%(a)(b)
        1999 .................       1.30%          71,239         9.51            677,694        0.54%           2.66%
        1998 .................       1.30%          67,525         9.27            625,721        1.16%          -7.33%(a)(b)

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
        2002 .................   0.95% to 1.55%     39,007    6.58 to 6.69         259,236        0.88%     -27.06% to -26.61%
        2001 .................   0.95% to 1.55%     26,591    9.02 to 9.11         241,440        0.97%      -3.46% to  -2.86%
        2000 .................   0.95% to 1.45%      6,805    9.35 to 9.38          63,775        0.43%      -6.48% to  -6.17%(a)(b)
        1999 .................       1.30%         379,737        18.41          6,991,351        0.00%            7.05%
        1998 .................       1.30%         436,072        17.20          7,499,816        0.00%            1.02%

     Neuberger Berman ET - Partners Fund - Trust Class Shares
        2002 .................   0.95% to 1.90%     20,457    7.06 to 7.24         147,302        0.00%     -26.34% to -25.62%
        2001 .................   0.95% to 1.45%     19,125    9.65 to 9.74         185,603        0.29%      -4.66% to  -4.17%
        2000 .................   0.95% to 1.20%      4,165   10.14 to 10.16         42,290        1.22%       1.43% to 1.60%(a)(b)

     Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares
        2002 .................       1.30%          89,370        14.14          1,263,616        4.77%           3.74%
        2001 .................       1.30%          87,855        13.63          1,197,430        5.09%           6.99%
        2000 .................       1.30%          60,106        12.74            765,668        5.35%           5.32%
        1999 .................       1.30%         119,912        12.10          1,450,390        6.54%           0.32%
        1998 .................       1.30%          81,393        12.06            981,318        5.75%           3.29%

     Oppenheimer Capital Appreciation Fund A
        2002 .................   0.95% to 1.80%     98,464    5.64 to 5.75         563,983        0.00%     -27.59% to -26.96%
        2001 .................   0.95% to 1.70%     48,520    7.80 to 7.87         381,399        0.00%     -14.19% to -13.53%
        2000 .................       1.10%             587         9.10              5,342        0.00%      -9.00%(a)(b)

     Oppenheimer Global Fund A
        2002 .................   0.95% to 1.90%    645,872    6.23 to 25.81     11,057,926        0.00%     -23.92% to -23.19%
        2001 .................   0.95% to 1.90%  1,741,535    8.19 to 8.32      14,413,609        0.00%     -13.49% to -12.64%
        2000 .................   0.95% to 1.65%    468,999    9.48 to 38.73     15,441,947        0.01%      -5.19% to   2.72%(a)(b)
        1999 .................       1.30%         315,244        37.71         11,886,726        0.65%          56.42%
        1998 .................       1.30%         301,407        24.11          7,265,693        0.95%          11.24%

     Oppenheimer Strategic Income Fund - Class A
        2002 .................   1.20% to 1.45%      8,948   10.64 to 10.70         95,479        6.94%       5.30% to 5.56%
        2001 .................   1.25% to 1.45%      2,330   10.10 to 10.13         23,590       15.96%       2.06% to 2.27%

                                    Contract                                                   Investment
                                    Expense                       Unit           Contract        Income          Total
                                     Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   --------------   --------------   ----------   -----------------
     Phoenix-Oakhurst Balanced Fund - Class A
        2002 .................       1.30%          48,209        15.72            757,712        2.61%         -12.71%
        2001 .................       1.30%          48,287        18.01            869,481        2.71%           0.59%
        2000 .................       1.30%          49,220        17.90            881,067        2.56%          -1.67%
        1999 .................       1.30%          58,295        18.20          1,061,196        2.33%           9.32%
        1998 .................       1.30%          47,793        16.65            795,875        2.51%          16.98%

     PIMCO Total Return Fund - Class A
        2002 .................   0.95% to 1.80%    147,395   12.00 to 12.23      1,793,691        3.28%       7.67% to   8.60%
        2001 .................   0.95% to 1.50%     39,495   11.18 to 11.26        443,700        7.24%       7.33% to   7.93%
        2000 .................       0.95%             328        10.43              3,422        0.00%       4.34%  (a)(b)

     Strong Advisor Common Stock Fund - Class Z
        2002 .................   0.95% to 1.90%    305,307    7.29 to 10.88      2,890,786        0.00%     -20.80% to -20.03%
        2001 .................   0.95% to 1.70%    264,765    9.24 to 13.65      3,131,330        0.00%      -3.38% to  -2.64%
        2000 .................   0.95% to 1.45%    150,465    9.58 to 14.07      2,005,354        0.28%      -4.20% to -2.48(a)(b)
        1999 .................       1.30%          69,558        14.43          1,003,874        0.00%          38.53%

     Strong Advisor Mid Cap Growth Fund - Class Z
        2002 .................   0.95% to 1.45%     18,389    3.23 to 3.27          59,785        0.00%     -38.63% to -38.32%
        2001 .................   1.10% to 1.45%      2,739    5.27 to 5.29          14,464        0.00%     -31.87% to -31.63%
        2000 .................       1.10%             530         7.73              4,099        0.00%     -22.65%    (a)(b)

     Strong Growth and Income Fund
        2002 .................   0.95% to 1.45%     18,511    5.29 to 5.35          98,434        0.01%     -22.97% to -22.57%
        2001 .................   0.95% to 1.45%      2,793    6.86 to 6.91          19,241        0.00%     -21.23% to -20.83%

     Strong Large Cap Growth Fund
        2002 .................       1.30%         109,741        16.69          1,832,011        0.00%         -30.81%
        2001 .................       1.30%         139,555        24.13          3,367,016        0.00%         -33.16%
        2000 .................       1.30%         151,240        36.09          5,458,905        0.00%         -14.53%
        1999 .................       1.30%         115,792        42.23          4,889,682        0.00%          57.67%
        1998 .................       1.30%          75,602        26.78          2,024,780        0.23%          30.33%

     Templeton Foreign Fund - Class A
        2002 .................   0.95% to 1.50%    397,854    8.52 to 13.67      4,892,982        1.65%     -10.02% to  -9.51%
        2001 .................   0.95% to 1.60%    356,734    9.45 to 15.16      5,176,972        2.52%      -9.40% to  -8.80%
        2000 .................   0.95% to 1.45%    338,696   10.44 to 16.69      5,595,312        2.24%      -4.91% to   4.78%(a)(b)
        1999 .................       1.30%         334,228        17.55          5,864,856        3.11%          37.40%
        1998 .................       1.30%         318,666        12.77          4,069,618        2.51%          -6.12%

     Victory VIF - Diversified Stock Fund Class A Shares
        2000 .................   1.30% to 1.45%      6,012    9.48 to 10.53         63,184        0.46%     -12.16% to  -7.70%
        1999 .................       1.30%           4,361        11.99             52,287        0.06%          19.48%
        1998 .................       1.30%             181        10.04              1,816        0.00%           0.00%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                    Contract
                                                                 Owners' Equity
                                                                 --------------
     2002 Reserves for annuity contracts in payout phase: ....          76,586
                                                                  ------------
     2002 Contract owners' equity ............................    $261,873,293
                                                                  ============

     2001 Reserves for annuity contracts in payout phase: ....         112,595
                                                                  ------------
     2001 Contract owners' equity ............................    $321,523,190
                                                                  ============

     2000 Reserves for annuity contracts in payout phase: ....         154,401
                                                                  ------------
     2000 Contract owners' equity ............................    $358,914,405
                                                                  ============

     1999 Reserves for annuity contracts in payout phase: ....         225,036
                                                                  ------------
     1999 Contract owners' equity ............................    $360,275,782
                                                                  ============

     1998 Reserves for annuity contracts in payout phase: ....         247,310
                                                                  ------------
     1998 Contract owners' equity ............................    $227,225,953
                                                                  ============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================




                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
              (a) Financial Statements:

              Nationwide Variable Account:

                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                      Statements of Operations for the year ended December 31, 2002.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.


                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.


                      Consolidated Balance Sheets as of December
                      31, 2002 and 2001.

                      Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.


                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

(1)  Resolution of the Depositor's Board of        Filed previously with the Registration
     Directors authorizing the establishment       Statement, (File No. 2-58043), and hereby
     of the Registrant                             incorporated by reference.

(2)  Not Applicable

(3)  Underwriting or Distribution of               Filed previously with the Registration
     Contracts between the Depositor and           Statement (File No. 2-58043), and hereby
     Principal Underwriter                         incorporated by reference.

(4)  The form of the variable annuity contract     Filed previously with the Registration
                                                   Statement (File No. 2-333-80481), and hereby
                                                   incorporated by reference.
(5)  Variable Annuity Application                  Filed previously with the Registration
                                                   Statement (File No. 333-80481), and hereby
                                                   incorporated by reference.

(6)  Articles of Incorporation of Depositor        Filed previously with the Registration
                                                   Statement (File No. 2-58043), and hereby
                                                   incorporated by reference.

(7)  Not Applicable

(8)  Not Applicable

(9)  Opinion of Counsel                            Filed previously with the original
                                                   Registration Statement (File No. 333-80481),
                                                   and hereby incorporated by reference.

(10) Not Applicable

(11) Not Applicable

(12) Not Applicable


(13) Performance Advertising Calculation           Attached hereto.
     Schedule


Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director


               The business address of the Directors and Officers of the Depositor is:
               One Nationwide Plaza
               Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
**  National Casualty Company           Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------

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

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.       NUMBER OF CONTRACT OWNERS

               The number of Qualified and Non-Qualified contract owners as of February 14, 2003 was 1,743 and 0 respectively.


Item 28.       INDEMNIFICATION

               Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.


         (b)    NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND
                OFFICERS

                Joseph J. Gasper, Director and Chairman of the Board
                Richard A. Karas, Director and Vice Chairman
                Duane C. Meek, President
                William G. Goslee, Senior Vice President
                Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
                Trey Rouse, Vice President
                Peter R. Salvator, Vice President
                Barbara J. Shane, Vice President-Compliance Officer
                Karen R. Tackett, Vice President
                Alan A. Todryk, Vice President-Taxation
                Carol L. Dove, Associate Vice President-Treasury Services and
                   Assistant Treasurer
                Glenn W. Soden, Associate Vice President and Secretary
                Thomas E. Barnes, Associate Vice President and Assistant
                   Secretary

                John F. Delaloye, Assistant Secretary
                Dina A. Tantra, Assistant Secretary
                Mark D. Maxwell, Assistant Secretary
                E. Gary Berndt, Assistant Treasurer
                Terry C. Smetzer, Assistant Treasurer

                The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                One Nationwide Plaza
                Columbus, Ohio 43215




              (c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable
Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

We consent to the use of our reports for Nationwide Variable Account dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-80481). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.



KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 2nd day of May, 2003.


                             NATIONWIDE VARIABLE ACCOUNT
    ----------------------------------------------------------------------------
                                      (Registrant)
                          NATIONWIDE LIFE INSURANCE COMPANY
    ----------------------------------------------------------------------------
                                       (Depositor)


    By:                       /s/ STEVEN SAVINI, ESQ.
    ----------------------------------------------------------------------------
                                   Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2003.

               SIGNATURE                                   TITLE


W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
